UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

August 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Destinations International Equity Fund Class Z - DIEZX

Destinations Large Cap Equity Fund Class Z - DLCZX

Destinations Municipal Fixed Income Fund Class Z - DMFZX

Destinations Core Fixed Income Fund Class I - DCFFX

Destinations International Equity Fund Class I - DIEFX

Destinations Municipal Fixed Income Fund Class I - DMFFX

Destinations Multi Strategy Alternatives Fund Class I - DMSFX

Destinations Small-Mid Cap Equity Fund Class I - DSMFX

Destinations Low Duration Fixed Income Fund Class I - DLDFX

Destinations Shelter Fund Class Z - DSHZX

Destinations Small-Mid Cap Equity Fund Class Z - DSMZX

Destinations Multi Strategy Alternatives Fund Class Z - DMSZX

Destinations Low Duration Fixed Income Fund Class Z - DLDZX

Destinations Shelter Fund Class I - DSHFX

Destinations Global Fixed Income Opportunities Fund Class Z - DGFZX

Destinations Equity Income Fund Class Z - DGEZX

Destinations Large Cap Equity Fund Class I - DLCFX

Destinations Equity Income Fund Class I - DGEFX

Destinations Core Fixed Income Fund Class Z - DCFZX

Destinations Global Fixed Income Opportunities Fund Class I - DGFFX

Destinations International Equity Fund

Class Z

DIEZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$48	0.91%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the FTSE All-World ex US Index – Net.

	Class Z	FTSE All-World ex US Index – Net
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	15.75%	6.81%	5.43%
FTSE All-World ex US Index – Net	18.04%	7.80%	5.65%

Key Fund Statistics

Total Net Assets	$2,268,253,190
Number of Portfolio Holdings	1,820
Portfolio Turnover Rate	77%
Advisory Fees Paid	$9,092,776

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation (%)

Financial	20.6%
Consumer Non-cyclical	18.7%
Industrial	16.6%
Technology	10.5%
Exchange Traded Funds (ETFs)	2.4%
Others	29.3%
Short-Term Investments	1.7%
Money Market Fund	0.2%
Total	100.0%

Country Weightings (%)

Japan	15.2%
United Kingdom	9.7%
France	7.2%
Germany	7.1%
India	6.6%
Canada	5.6%
Switzerland	4.9%
Others	43.7%
Total	100.0%

Asset Class Weightings (%)

Common Stocks	95.3%
Exchange Traded Funds (ETFs)	2.4%
Preferred Stocks	0.4%
Warrant	0.0%
Short-Term Investments	1.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC04-Z

Destinations Large Cap Equity Fund

Class Z

DLCZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$35	0.66%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the Russell 1000 Index.

	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	25.34%	14.05%	11.74%
Russell 1000 Index	26.48%	15.49%	13.64%

Key Fund Statistics

Total Net Assets	$4,435,906,440
Number of Portfolio Holdings	282
Portfolio Turnover Rate	46%
Advisory Fees Paid	$13,412,937

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	96.0%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stock	0.0%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Sector Allocation (%)

Technology	25.3%
Consumer Non-cyclical	18.4%
Financial	15.3%
Communications	13.5%
Exchange Traded Funds (ETFs)	2.5%
Others	23.5%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC01-Z

Destinations Municipal Fixed Income Fund

Class Z

DMFZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$34	0.67%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.50%	0.83%	1.89%
ICE BofA US Municipal Securities 2-12 Year Index	5.01%	1.03%	2.02%

Key Fund Statistics

Total Net Assets	$822,996,612
Number of Portfolio Holdings	698
Portfolio Turnover Rate	24%
Advisory Fees Paid	$2,448,262

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Municipal Bonds	90.7%
Exchange Traded Funds (ETFs)	4.0%
Short-Term Investments	4.4%
Money Market Fund	0.9%
Total	100.0%

Industry Weightings (%)

General Obligation	39.7%
Education	15.3%
Water and Sewer	7.6%
Airport	6.4%
Development	5.9%
Exchange Traded Funds (ETFs)	4.0%
Others	16.7%
Short-Term Investments	4.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC10-Z

Destinations Core Fixed Income Fund

Class I

DCFFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$43	0.84%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the ICE BofA US Broad Market Index.

	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.73%	-0.49%	0.87%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.59%

Key Fund Statistics

Total Net Assets	$1,963,022,711
Number of Portfolio Holdings	2,005
Portfolio Turnover Rate	86%
Advisory Fees Paid	$5,975,297

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings (%)

Mortgage-Backed Securities	24.6%
U.S. Government Agencies & Obligations	20.1%
Corporate Bonds & Notes	19.0%
Collateralized Mortgage Obligations	18.8%
Asset-Backed Securities	11.1%
Others	3.2%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC06-I

Destinations International Equity Fund

Class I

DIEFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$56	1.06%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the FTSE All-World ex US Index – Net.

	Class I	FTSE All-World ex US Index – Net
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	15.63%	6.65%	6.28%
FTSE All-World ex US Index – Net	18.04%	7.80%	6.40%

Key Fund Statistics

Total Net Assets	$2,268,253,190
Number of Portfolio Holdings	1,820
Portfolio Turnover Rate	77%
Advisory Fees Paid	$9,092,776

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation (%)

Financial	20.6%
Consumer Non-cyclical	18.7%
Industrial	16.6%
Technology	10.5%
Exchange Traded Funds (ETFs)	2.4%
Others	29.3%
Short-Term Investments	1.7%
Money Market Fund	0.2%
Total	100.0%

Country Weightings (%)

Japan	15.2%
United Kingdom	9.7%
France	7.2%
Germany	7.1%
India	6.6%
Canada	5.6%
Switzerland	4.9%
Others	43.7%
Total	100.0%

Asset Class Weightings (%)

Common Stocks	95.3%
Exchange Traded Funds (ETFs)	2.4%
Preferred Stocks	0.4%
Warrant	0.0%
Short-Term Investments	1.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC04-I

Destinations Municipal Fixed Income Fund

Class I

DMFFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$42	0.82%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.31%	0.67%	1.54%
ICE BofA US Municipal Securities 2-12 Year Index	5.01%	1.03%	2.07%

Key Fund Statistics

Total Net Assets	$822,996,612
Number of Portfolio Holdings	698
Portfolio Turnover Rate	24%
Advisory Fees Paid	$2,448,262

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Municipal Bonds	90.7%
Exchange Traded Funds (ETFs)	4.0%
Short-Term Investments	4.4%
Money Market Fund	0.9%
Total	100.0%

Industry Weightings (%)

General Obligation	39.7%
Education	15.3%
Water and Sewer	7.6%
Airport	6.4%
Development	5.9%
Exchange Traded Funds (ETFs)	4.0%
Others	16.7%
Short-Term Investments	4.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC10-I

Destinations Multi Strategy Alternatives Fund

Class I

DMSFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$62	1.22%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the ICE BofA US Broad Market Index.

	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	9.77%	6.33%	4.85%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.59%

Key Fund Statistics

Total Net Assets	$720,350,617
Number of Portfolio Holdings	127
Portfolio Turnover Rate	25%
Advisory Fees Paid	$3,467,811

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings (%)

Asset-Backed Securities	19.2%
Open-End Funds	18.7%
Collateralized Mortgage Obligations	16.8%
Common Stocks	15.0%
Corporate Bonds & Notes	11.6%
Others	3.1%
Short-Term Investments	15.6%
Money Market Fund	0.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC09-I

Destinations Small-Mid Cap Equity Fund

Class I

DSMFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$55	1.05%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the Russell Midcap Index.

	Class I	Russell Midcap Index	Russell 2000 Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,310	$10,344	$10,213
Feb-18	$11,083	$11,217	$11,060
Aug-18	$12,869	$12,195	$12,812
Feb-19	$12,082	$11,848	$11,678
Aug-19	$12,263	$12,261	$11,160
Feb-20	$12,144	$12,125	$11,103
Aug-20	$13,245	$13,332	$11,832
Feb-21	$18,660	$16,505	$16,765
Aug-21	$20,284	$18,829	$17,403
Feb-22	$18,971	$17,672	$15,757
Aug-22	$17,391	$16,039	$14,291
Feb-23	$17,860	$16,790	$14,809
Aug-23	$18,193	$17,382	$14,955
Feb-24	$20,003	$19,386	$16,297
Aug-24	$21,401	$20,886	$17,718

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	17.56%	11.73%	10.71%
Russell Midcap Index	20.07%	11.19%	10.35%
Russell 2000 Index	18.39%	9.65%	7.95%

Key Fund Statistics

Total Net Assets	$895,161,032
Number of Portfolio Holdings	2,786
Portfolio Turnover Rate	73%
Advisory Fees Paid	$3,581,509

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	95.3%
Exchange Traded Funds (ETFs)	1.8%
REIT	0.0%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Short-Term Investments	2.4%
Money Market Fund	0.5%
Total	100.0%

Sector Allocation (%)

Consumer Non-cyclical	20.7%
Industrial	20.1%
Financial	19.6%
Technology	10.6%
Exchange Traded Funds (ETFs)	1.8%
Others	24.3%
Short-Term Investments	2.4%
Money Market Fund	0.5%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC02-I

Destinations Low Duration Fixed Income Fund

Class I

DLDFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$48	0.93%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the ICE BofA US Corporate & Government (1-3 Yr) Index.

	Class I	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000
Aug-17	$10,080	$10,089
Feb-18	$10,152	$10,025
Aug-18	$10,304	$10,111
Feb-19	$10,434	$10,280
Aug-19	$10,623	$10,580
Feb-20	$10,705	$10,781
Aug-20	$10,605	$10,968
Feb-21	$11,050	$10,991
Aug-21	$11,232	$11,018
Feb-22	$11,461	$10,822
Aug-22	$11,213	$10,573
Feb-23	$11,467	$10,542
Aug-23	$11,786	$10,741
Feb-24	$12,360	$11,031
Aug-24	$12,798	$11,416

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	8.56%	3.78%	3.35%
ICE BofA US Corporate & Government (1-3 Yr) Index	6.25%	1.53%	1.79%

Key Fund Statistics

Total Net Assets	$393,526,052
Number of Portfolio Holdings	456
Portfolio Turnover Rate	71%
Advisory Fees Paid	$1,295,708

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Corporate Bonds & Notes	31.6%
Exchange Traded Funds (ETFs)	16.5%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	10.8%
U.S. Government Agencies & Obligations	6.5%
Others	9.6%
Short-Term Investments	13.5%
Money Market Fund	0.0%
Total	100.0%

Sector Allocation (%)

Mortgage Securities	11.1%
Asset Backed Securities	11.5%
Consumer Non-cyclical	6.9%
Government	6.8%
Exchange Traded Funds (ETFs)	16.5%
Others	33.7%
Short-Term Investments	13.5%
Money Market Fund	0.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC07-I

Destinations Shelter Fund

Class Z

DSHZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$52	0.98%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class Z from inception (November 3, 2021) to August 31, 2024 as compared with the Russell 1000 Index.

	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (November 03, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (11/03/2021)
Class Z	19.07%	5.04%
Russell 1000 Index	26.48%	7.60%

Key Fund Statistics

Total Net Assets	$97,202,580
Number of Portfolio Holdings	249
Portfolio Turnover Rate	9%
Advisory Fees Paid	$392,407

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	97.8%
Short-Term Investments	1.6%
Purchased Options	0.6%
Total	100.0%

Sector Allocation (%)

Technology	28.6%
Consumer Non-cyclical	17.6%
Financial	15.6%
Communications	13.6%
Consumer Cyclical	7.5%
Industrial	7.5%
Others	8.0%
Short-Term Investments	1.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC11-Z

Destinations Small-Mid Cap Equity Fund

Class Z

DSMZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$47	0.90%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the Russell Midcap Index.

	Class Z	Russell Midcap Index	Russell 2000 Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,520	$10,349	$10,385
Feb-19	$9,876	$10,055	$9,466
Aug-19	$10,038	$10,405	$9,046
Feb-20	$9,945	$10,290	$9,000
Aug-20	$10,849	$11,313	$9,591
Feb-21	$15,300	$14,006	$13,589
Aug-21	$16,648	$15,979	$14,106
Feb-22	$15,585	$14,996	$12,772
Aug-22	$14,297	$13,611	$11,584
Feb-23	$14,684	$14,248	$12,004
Aug-23	$14,971	$14,751	$12,122
Feb-24	$16,483	$16,451	$13,210
Aug-24	$17,637	$17,724	$14,362

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	17.74%	11.89%	9.67%
Russell Midcap Index	20.07%	11.19%	9.75%
Russell 2000 Index	18.39%	9.65%	6.06%

Key Fund Statistics

Total Net Assets	$895,161,032
Number of Portfolio Holdings	2,786
Portfolio Turnover Rate	73%
Advisory Fees Paid	$3,581,509

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	95.3%
Exchange Traded Funds (ETFs)	1.8%
REIT	0.0%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Short-Term Investments	2.4%
Money Market Fund	0.5%
Total	100.0%

Sector Allocation (%)

Consumer Non-cyclical	20.7%
Industrial	20.1%
Financial	19.6%
Technology	10.6%
Exchange Traded Funds (ETFs)	1.8%
Others	24.3%
Short-Term Investments	2.4%
Money Market Fund	0.5%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC02-Z

Destinations Multi Strategy Alternatives Fund

Class Z

DMSZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$55	1.07%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the ICE BofA US Broad Market Index.

	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	9.98%	6.48%	5.17%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.63%

Key Fund Statistics

Total Net Assets	$720,350,617
Number of Portfolio Holdings	127
Portfolio Turnover Rate	25%
Advisory Fees Paid	$3,467,811

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings (%)

Asset-Backed Securities	19.2%
Open-End Funds	18.7%
Collateralized Mortgage Obligations	16.8%
Common Stocks	15.0%
Corporate Bonds & Notes	11.6%
Others	3.1%
Short-Term Investments	15.6%
Money Market Fund	0.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC09-Z

Destinations Low Duration Fixed Income Fund

Class Z

DLDZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$40	0.78%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the ICE BofA US Corporate & Government (1-3 Yr) Index.

	Class Z	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,039
Feb-19	$10,154	$10,207
Aug-19	$10,351	$10,504
Feb-20	$10,448	$10,703
Aug-20	$10,349	$10,889
Feb-21	$10,792	$10,912
Aug-21	$10,975	$10,939
Feb-22	$11,210	$10,744
Aug-22	$10,981	$10,497
Feb-23	$11,242	$10,467
Aug-23	$11,555	$10,665
Feb-24	$12,125	$10,952
Aug-24	$12,575	$11,335

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	8.79%	3.95%	3.80%
ICE BofA US Corporate & Government (1-3 Yr) Index	6.25%	1.53%	2.06%

Key Fund Statistics

Total Net Assets	$393,526,052
Number of Portfolio Holdings	456
Portfolio Turnover Rate	71%
Advisory Fees Paid	$1,295,708

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Corporate Bonds & Notes	31.6%
Exchange Traded Funds (ETFs)	16.5%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	10.8%
U.S. Government Agencies & Obligations	6.5%
Others	9.6%
Short-Term Investments	13.5%
Money Market Fund	0.0%
Total	100.0%

Sector Allocation (%)

Mortgage Securities	11.1%
Asset Backed Securities	11.5%
Consumer Non-cyclical	6.9%
Government	6.8%
Exchange Traded Funds (ETFs)	16.5%
Others	33.7%
Short-Term Investments	13.5%
Money Market Fund	0.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC07-Z

Destinations Shelter Fund

Class I

DSHFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$60	1.13%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class I from inception (October 26, 2021) to August 31, 2024 as compared with the Russell 1000 Index.

	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (October 26, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (10/26/2021)
Class I	18.89%	5.32%
Russell 1000 Index	26.48%	8.22%

Key Fund Statistics

Total Net Assets	$97,202,580
Number of Portfolio Holdings	249
Portfolio Turnover Rate	9%
Advisory Fees Paid	$392,407

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	97.8%
Short-Term Investments	1.6%
Purchased Options	0.6%
Total	100.0%

Sector Allocation (%)

Technology	28.6%
Consumer Non-cyclical	17.6%
Financial	15.6%
Communications	13.6%
Consumer Cyclical	7.5%
Industrial	7.5%
Others	8.0%
Short-Term Investments	1.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC11-I

Destinations Global Fixed Income Opportunities Fund

Class Z

DGFZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$45	0.87%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the ICE BofA US High Yield Index.

	Class Z	ICE BofA US High Yield Index
Jul-18	$10,000	$10,000
Aug-18	$10,050	$10,131
Feb-19	$10,172	$10,333
Aug-19	$10,488	$10,798
Feb-20	$10,616	$10,939
Aug-20	$10,628	$11,199
Feb-21	$11,288	$11,879
Aug-21	$11,500	$12,348
Feb-22	$11,468	$11,983
Aug-22	$11,144	$11,060
Feb-23	$11,260	$11,322
Aug-23	$11,563	$11,836
Feb-24	$12,293	$12,563
Aug-24	$12,855	$13,312

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	11.12%	4.14%	4.17%
ICE BofA US High Yield Index	12.42%	4.26%	4.76%

Key Fund Statistics

Total Net Assets	$826,645,185
Number of Portfolio Holdings	596
Portfolio Turnover Rate	73%
Advisory Fees Paid	$3,000,283

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Corporate Bonds & Notes	78.2%
Senior Loans	8.6%
Preferred Stocks	2.7%
U.S. Government Agencies & Obligations	1.5%
Exchange Traded Funds (ETFs)	1.2%
Others	2.6%
Short-Term Investments	5.2%
Money Market Fund	0.0%
Total	100.0%

Country Weightings (%)

United States	48.3%
Mexico	5.1%
Canada	4.3%
Peru	4.2%
Luxembourg	4.1%
Netherlands	3.9%
Indonesia	3.4%
Others	26.7%
Total	100.0%

Material Fund Changes

Effective July 29, 2024 Numeric Investors LLC was appointed to serve a sub-advisor to the Destinations Global Fixed Income Opportunities Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC08-Z

Destinations Equity Income Fund

Class Z

DGEZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$42	0.79%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the FTSE All-World High Dividend Yield Index – Net.

	Class Z	FTSE All-World High Dividend Yield Index – Net
Jul-18	$10,000	$10,000
Aug-18	$10,190	$10,104
Feb-19	$10,451	$10,016
Aug-19	$10,621	$9,920
Feb-20	$10,390	$9,720
Aug-20	$10,338	$9,854
Feb-21	$11,495	$11,447
Aug-21	$13,112	$12,686
Feb-22	$13,772	$12,895
Aug-22	$13,050	$11,690
Feb-23	$13,671	$12,508
Aug-23	$13,725	$12,919
Feb-24	$14,514	$13,936
Aug-24	$16,420	$15,482

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	19.55%	9.07%	8.40%
FTSE All-World High Dividend Yield Index – Net	19.75%	9.27%	7.37%

Key Fund Statistics

Total Net Assets	$608,628,355
Number of Portfolio Holdings	159
Portfolio Turnover Rate	22%
Advisory Fees Paid	$2,013,474

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	79.4%
Exchange Traded Funds (ETFs)	18.3%
Corporate Bonds & Notes	0.2%
Short-Term Investments	1.5%
Money Market Fund	0.6%
Total	100.0%

Sector Allocation (%)

Financial	18.5%
Consumer Non-cyclical	17.2%
Utilities	9.7%
Industrial	8.7%
Exchange Traded Funds (ETFs)	18.3%
Others	25.5%
Short-Term Investments	1.5%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC03-Z

Destinations Large Cap Equity Fund

Class I

DLCFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$43	0.81%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the Russell 1000 Index.

	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	25.14%	13.88%	12.42%
Russell 1000 Index	26.48%	15.49%	13.96%

Key Fund Statistics

Total Net Assets	$4,435,906,440
Number of Portfolio Holdings	282
Portfolio Turnover Rate	46%
Advisory Fees Paid	$13,412,937

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	96.0%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stock	0.0%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Sector Allocation (%)

Technology	25.3%
Consumer Non-cyclical	18.4%
Financial	15.3%
Communications	13.5%
Exchange Traded Funds (ETFs)	2.5%
Others	23.5%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC01-I

Destinations Equity Income Fund

Class I

DGEFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.94%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the FTSE All-World High Dividend Yield Index – Net.

	Class I	FTSE All-World High Dividend Yield Index – Net
Mar-17	$10,000	$10,000
Aug-17	$10,146	$10,546
Feb-18	$10,435	$11,184
Aug-18	$10,934	$10,962
Feb-19	$11,220	$10,866
Aug-19	$11,380	$10,762
Feb-20	$11,132	$10,546
Aug-20	$11,073	$10,691
Feb-21	$12,286	$12,419
Aug-21	$14,014	$13,762
Feb-22	$14,705	$13,990
Aug-22	$13,927	$12,683
Feb-23	$14,583	$13,569
Aug-23	$14,618	$14,016
Feb-24	$15,458	$15,119
Aug-24	$17,460	$16,796

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	19.36%	8.90%	7.74%
FTSE All-World High Dividend Yield Index – Net	19.75%	9.27%	7.18%

Key Fund Statistics

Total Net Assets	$608,628,355
Number of Portfolio Holdings	159
Portfolio Turnover Rate	22%
Advisory Fees Paid	$2,013,474

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Common Stocks	79.4%
Exchange Traded Funds (ETFs)	18.3%
Corporate Bonds & Notes	0.2%
Short-Term Investments	1.5%
Money Market Fund	0.6%
Total	100.0%

Sector Allocation (%)

Financial	18.5%
Consumer Non-cyclical	17.2%
Utilities	9.7%
Industrial	8.7%
Exchange Traded Funds (ETFs)	18.3%
Others	25.5%
Short-Term Investments	1.5%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC03-I

Destinations Core Fixed Income Fund

Class Z

DCFZX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.69%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2024 as compared with the ICE BofA US Broad Market Index.

	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.90%	-0.34%	1.05%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.63%

Key Fund Statistics

Total Net Assets	$1,963,022,711
Number of Portfolio Holdings	2,005
Portfolio Turnover Rate	86%
Advisory Fees Paid	$5,975,297

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings (%)

Mortgage-Backed Securities	24.6%
U.S. Government Agencies & Obligations	20.1%
Corporate Bonds & Notes	19.0%
Collateralized Mortgage Obligations	18.8%
Asset-Backed Securities	11.1%
Others	3.2%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC06-Z

Destinations Global Fixed Income Opportunities Fund

Class I

DGFFX

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$53	1.02%

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class I from inception (March 20, 2017) to August 31, 2024 as compared with the ICE BofA US High Yield Index.

	Class I	ICE BofA US High Yield Index
Mar-17	$10,000	$10,000
Aug-17	$10,301	$10,413
Feb-18	$10,334	$10,518
Aug-18	$10,441	$10,752
Feb-19	$10,562	$10,966
Aug-19	$10,877	$11,460
Feb-20	$11,003	$11,610
Aug-20	$11,007	$11,885
Feb-21	$11,671	$12,607
Aug-21	$11,897	$13,104
Feb-22	$11,846	$12,717
Aug-22	$11,495	$11,738
Feb-23	$11,623	$12,015
Aug-23	$11,921	$12,561
Feb-24	$12,666	$13,333
Aug-24	$13,233	$14,128

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	10.97%	3.98%	3.82%
ICE BofA US High Yield Index	12.42%	4.26%	4.73%

Key Fund Statistics

Total Net Assets	$826,645,185
Number of Portfolio Holdings	596
Portfolio Turnover Rate	73%
Advisory Fees Paid	$3,000,283

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings (%)

Corporate Bonds & Notes	78.2%
Senior Loans	8.6%
Preferred Stocks	2.7%
U.S. Government Agencies & Obligations	1.5%
Exchange Traded Funds (ETFs)	1.2%
Others	2.6%
Short-Term Investments	5.2%
Money Market Fund	0.0%
Total	100.0%

Country Weightings (%)

United States	48.3%
Mexico	5.1%
Canada	4.3%
Peru	4.2%
Luxembourg	4.1%
Netherlands	3.9%
Indonesia	3.4%
Others	26.7%
Total	100.0%

Material Fund Changes

Effective July 29, 2024 Numeric Investors LLC was appointed to serve a sub-advisor to the Destinations Global Fixed Income Opportunities Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/. The Destinations Funds are distributed by Foreside Fund Services, LLC.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class I

Semi-Annual Shareholder Report - August 31, 2024

DSA-TSR-BC08-I

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Report
August 31, 2024
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund    Class / Ticker : I / DSHFX, Z / DSHZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2024. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Brian Ferko
President, Brinker Capital Destinations Trust
August 31, 2024
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 96.6%
BASIC MATERIALS – 2.0%
Chemicals – 0.6%
5,227	Air Products & Chemicals Inc.	$1,457,549
5,816	Ecolab Inc.	1,472,495
49,031	Linde PLC	23,449,076
5,528	Sherwin-Williams Co.	2,041,877
	Total Chemicals	28,420,997
Forest Products & Paper – 0.4%
348,780	International Paper Co.	16,887,928
Mining – 1.0%
308,341	Freeport-McMoRan Inc.	13,653,339
551,260	Newmont Corp.	29,431,771
2,032	Southern Copper Corp.	206,695
	Total Mining	43,291,805
	TOTAL BASIC MATERIALS	88,600,730
COMMUNICATIONS – 13.6%
Advertising – 0.7%
172,922	Interpublic Group of Cos., Inc.	5,638,986
88,735	Omnicom Group Inc.	8,911,656
185,645	Trade Desk Inc., Class A Shares*	19,405,472
	Total Advertising	33,956,114
Internet – 10.6%
10,200	Airbnb Inc., Class A Shares*	1,196,562
828,754	Alphabet Inc., Class A Shares	135,401,828
233,487	Alphabet Inc., Class C Shares	38,551,039
923,410	Amazon.com Inc.*	164,828,685
5,426	Booking Holdings Inc.	21,211,482
8,100	DoorDash Inc., Class A Shares*	1,042,551
51,460	Meta Platforms Inc., Class A Shares	26,826,613
10,063	Netflix Inc.*	7,057,685
124,423	Palo Alto Networks Inc.*	45,130,711
3,400	Spotify Technology SA*	1,165,792
386,897	Uber Technologies Inc.*	28,293,778
	Total Internet	470,706,726
Media – 0.2%
91,193	Comcast Corp., Class A Shares	3,608,507
43,085	Walt Disney Co.	3,894,022
	Total Media	7,502,529
Telecommunications – 2.1%
6,014	Arista Networks Inc.*	2,125,227
1,074,374	AT&T Inc.	21,380,043
759,417	Cisco Systems Inc.	38,380,935
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
3,832	Motorola Solutions Inc.	$1,693,897
121,164	T-Mobile US Inc.	24,077,710
98,772	Verizon Communications Inc.	4,126,694
	Total Telecommunications	91,784,506
	TOTAL COMMUNICATIONS	603,949,875
CONSUMER CYCLICAL – 9.8%
Apparel – 0.1%
28,227	NIKE Inc., Class B Shares	2,351,874
Auto Manufacturers – 0.6%
91,987	Ford Motor Co.	1,029,335
247,605	General Motors Co.	12,325,777
12,100	PACCAR Inc.	1,163,778
65,166	Tesla Inc.*	13,952,692
	Total Auto Manufacturers	28,471,582
Distribution/Wholesale – 0.4%
326,505	Copart Inc.*	17,291,705
Entertainment – 0.6%
80,088	Live Nation Entertainment Inc.*	7,822,195
90,284	Vail Resorts Inc.	16,404,603
	Total Entertainment	24,226,798
Home Builders – 0.8%
198,696	Lennar Corp., Class A Shares	36,174,594
Home Furnishings – 0.2%
105,653	Dolby Laboratories Inc., Class A Shares	7,539,398
Lodging – 0.2%
267,099	Las Vegas Sands Corp.	10,414,190
5,492	Marriott International Inc., Class A Shares	1,288,917
	Total Lodging	11,703,107
Retail – 6.9%
405	AutoZone Inc.*	1,288,499
83,693	Best Buy Co., Inc.	8,402,777
583,756	BJ’s Wholesale Club Holdings Inc.*	46,677,130
40,305	Casey’s General Stores Inc.	14,602,905
757,428	Chipotle Mexican Grill Inc., Class A Shares*	42,476,562
54,640	Costco Wholesale Corp.	48,759,643
23,323	Home Depot Inc.	8,594,525
13,469	Lowe’s Cos., Inc.	3,347,046
146,807	Lululemon Athletica Inc.*	38,092,012
16,866	McDonald’s Corp.	4,868,540
32,873	O’Reilly Automotive Inc.*	37,145,504
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
199,460	Starbucks Corp.	$18,862,932
10,873	Target Corp.	1,670,310
26,566	TJX Cos., Inc.	3,115,395
58,040	Ulta Beauty Inc.*	20,478,834
101,725	Walmart Inc.	7,856,222
	Total Retail	306,238,836
	TOTAL CONSUMER CYCLICAL	433,997,894
CONSUMER NON-CYCLICAL – 18.5%
Agriculture – 0.7%
40,300	Altria Group Inc.	2,166,931
204,898	Philip Morris International Inc.	25,261,875
	Total Agriculture	27,428,806
Beverages – 1.0%
91,017	Coca-Cola Co.	6,596,002
3,690	Constellation Brands Inc., Class A Shares	888,220
460,098	Keurig Dr Pepper Inc.	16,844,188
319,331	Monster Beverage Corp.*	15,050,070
32,191	PepsiCo Inc.	5,565,180
	Total Beverages	44,943,660
Biotechnology – 1.1%
27,366	Amgen Inc.	9,135,592
82,769	BioMarin Pharmaceutical Inc.*	7,549,361
29,297	Gilead Sciences Inc.	2,314,463
78,571	Illumina Inc.*	10,324,230
7,600	Moderna Inc.*	588,240
10,377	Regeneron Pharmaceuticals Inc.*	12,293,528
6,099	Vertex Pharmaceuticals Inc.*	3,024,433
	Total Biotechnology	45,229,847
Commercial Services – 1.2%
9,636	Automatic Data Processing Inc.	2,658,669
2,100	Cintas Corp.	1,690,752
202,132	Global Payments Inc.	22,438,673
3,754	Moody’s Corp.	1,830,976
24,489	PayPal Holdings Inc.*	1,773,738
32,668	Quanta Services Inc.	8,987,947
7,312	S&P Global Inc.	3,752,811
128,273	TransUnion	12,418,109
	Total Commercial Services	55,551,675
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.8%
19,020	Colgate-Palmolive Co.	$2,025,630
5,397	Estee Lauder Cos., Inc., Class A Shares	494,689
1,211,877	Kenvue Inc.	26,600,700
55,285	Procter & Gamble Co.	9,483,589
	Total Cosmetics/Personal Care	38,604,608
Food – 1.9%
20,834	Kraft Heinz Co.	738,149
604,581	Kroger Co.	32,169,755
31,369	Mondelez International Inc., Class A Shares	2,252,608
465,711	Nestle SA, ADR	49,793,820
	Total Food	84,954,332
Healthcare-Products – 4.8%
40,575	Abbott Laboratories	4,595,930
112,051	Agilent Technologies Inc.	16,014,329
105,756	Alcon Inc.	10,330,246
354,727	Baxter International Inc.	13,458,342
100,221	Boston Scientific Corp.*	8,197,076
117,555	Danaher Corp.	31,658,737
14,044	Edwards Lifesciences Corp.*	982,518
282,138	GE HealthCare Technologies Inc.	23,930,945
108,989	Globus Medical Inc., Class A Shares*	7,923,500
61,517	Insulet Corp.*	12,473,802
111,664	Intuitive Surgical Inc.*	55,009,036
253,173	Medtronic PLC	22,426,064
8,470	Stryker Corp.	3,052,757
9,030	Thermo Fisher Scientific Inc.	5,554,082
	Total Healthcare-Products	215,607,364
Healthcare-Services – 3.5%
147,504	Centene Corp.*	11,627,740
47,368	Elevance Health Inc.	26,378,766
4,506	HCA Healthcare Inc.	1,782,529
118,947	Labcorp Holdings Inc.	27,344,726
151,922	UnitedHealth Group Inc.	89,664,364
	Total Healthcare-Services	156,798,125
Household Products/Wares – 0.0%
7,873	Kimberly-Clark Corp.	1,138,908
Pharmaceuticals – 3.5%
41,566	AbbVie Inc.	8,159,822
119,371	Becton Dickinson & Co.	28,936,724
229,556	Bristol-Myers Squibb Co.	11,466,322
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
6,588	Cigna Group	$2,383,604
29,609	CVS Health Corp.	1,694,819
48,012	Eli Lilly & Co.	46,092,480
56,571	Johnson & Johnson	9,382,866
3,103	McKesson Corp.	1,741,031
59,477	Merck & Co., Inc.	7,045,051
132,928	Pfizer Inc.	3,856,241
229,695	Sanofi SA, ADR	12,922,641
106,900	Zoetis Inc., Class A Shares	19,615,081
	Total Pharmaceuticals	153,296,682
	TOTAL CONSUMER NON-CYCLICAL	823,554,007
ENERGY – 3.0%
Oil & Gas – 3.0%
40,358	Chevron Corp.	5,970,966
184,601	ConocoPhillips	21,005,748
58,711	Diamondback Energy Inc.	11,455,103
13,504	EOG Resources Inc.	1,739,585
475,000	EQT Corp.	15,917,250
105,501	Exxon Mobil Corp.	12,442,788
26,146	Hess Corp.	3,609,717
65,448	Marathon Petroleum Corp.	11,592,150
174,338	Occidental Petroleum Corp.	9,933,779
155,790	Phillips 66	21,858,895
335,341	Suncor Energy Inc.	13,594,724
7,653	Valero Energy Corp.	1,122,925
	Total Oil & Gas	130,243,630
Oil & Gas Services – 0.0%
33,506	Schlumberger NV	1,473,929
	TOTAL ENERGY	131,717,559
FINANCIAL – 15.4%
Banks – 2.7%
159,124	Bank of America Corp.	6,484,303
169,173	Citigroup Inc.	10,596,997
933,934	First Horizon Corp.	15,493,965
61,096	Goldman Sachs Group Inc.	31,174,234
230,583	JPMorgan Chase & Co.	51,835,058
27,197	Morgan Stanley	2,817,881
9,338	PNC Financial Services Group Inc.	1,728,370
31,273	Truist Financial Corp.	1,390,398
36,563	US Bancorp	1,726,871
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
82,130	Wells Fargo & Co.	$4,802,141
	Total Banks	128,050,218
Diversified Financial Services – 3.3%
13,262	American Express Co.	3,430,216
147,324	Apollo Global Management Inc.	17,049,807
3,497	BlackRock Inc., Class A Shares	3,153,630
8,894	Capital One Financial Corp.	1,306,795
34,903	Charles Schwab Corp.	2,272,185
80,929	CME Group Inc., Class A Shares	17,459,623
13,295	Intercontinental Exchange Inc.	2,147,807
112,569	Mastercard Inc., Class A Shares	54,409,100
115,584	Visa Inc., Class A Shares	31,943,950
167,302	Voya Financial Inc.	11,850,001
	Total Diversified Financial Services	145,023,114
Equity Real Estate Investment Trusts (REITs) – 0.9%
10,911	American Tower Corp.	2,444,719
2,278	Equinix Inc.	1,900,672
184,359	Mid-America Apartment Communities Inc.	29,934,371
21,663	Prologis Inc.	2,768,965
3,658	Public Storage	1,257,328
13,900	Welltower Inc.	1,677,452
	Total Equity Real Estate Investment Trusts (REITs)	39,983,507
Insurance – 6.9%
117,864	Allstate Corp.	22,269,224
167,088	American International Group Inc.	12,874,130
37,125	Aon PLC, Class A Shares	12,760,605
83,269	Assurant Inc.	16,349,868
220,085	Berkshire Hathaway Inc., Class B Shares*	104,742,853
9,441	Chubb Ltd.	2,682,943
38,693	Fairfax Financial Holdings Ltd.	46,625,065
60,735	Globe Life Inc.	6,380,212
11,527	Marsh & McLennan Cos., Inc.	2,622,508
13,929	MetLife Inc.	1,079,219
13,706	Progressive Corp.	3,456,653
32,027	RenaissanceRe Holdings Ltd.	8,160,159
5,393	Travelers Cos., Inc.	1,229,982
203,348	Willis Towers Watson PLC	59,399,984
	Total Insurance	300,633,405
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Private Equity – 1.1%
16,700	Blackstone Inc.	$2,377,412
435,261	Carlyle Group Inc.	17,467,024
199,849	KKR & Co., Inc.	24,735,311
	Total Private Equity	44,579,747
Real Estate – 0.5%
311,483	CoStar Group Inc.*	24,077,636
	TOTAL FINANCIAL	682,347,627
INDUSTRIAL – 7.1%
Aerospace/Defense – 1.2%
13,587	Boeing Co.*	2,360,605
6,388	General Dynamics Corp.	1,912,312
25,481	General Electric Co.	4,449,492
120,233	Howmet Aerospace Inc.	11,621,722
93,907	L3Harris Technologies Inc.	22,224,970
5,017	Lockheed Martin Corp.	2,850,158
3,340	Northrop Grumman Corp.	1,747,521
31,134	RTX Corp.	3,840,068
1,276	TransDigm Group Inc.	1,752,216
	Total Aerospace/Defense	52,759,064
Building Materials – 2.8%
19,700	Carrier Global Corp.	1,433,766
845,888	CRH PLC	76,781,254
241,793	Johnson Controls International PLC	17,614,620
32,659	Martin Marietta Materials Inc.	17,445,131
30,540	Trane Technologies PLC	11,045,096
	Total Building Materials	124,319,867
Electrical Components & Equipment – 0.5%
53,484	AMETEK Inc.	9,148,438
42,416	Eaton Corp. PLC	13,018,743
13,387	Emerson Electric Co.	1,410,856
	Total Electrical Components & Equipment	23,578,037
Electronics – 0.5%
27,700	Amphenol Corp., Class A Shares	1,868,365
15,295	Honeywell International Inc.	3,179,984
39,995	Hubbell Inc., Class B Shares	15,994,800
	Total Electronics	21,043,149
Environmental Control – 0.3%
4,800	Republic Services Inc., Class A Shares	999,408
98,600	Veralto Corp.	11,085,598
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Environmental Control – (continued)
9,421	Waste Management Inc.	$1,997,629
	Total Environmental Control	14,082,635
Machinery-Construction & Mining – 0.4%
11,513	Caterpillar Inc.	4,099,779
76,785	GE Vernova Inc.*	15,433,785
	Total Machinery-Construction & Mining	19,533,564
Machinery-Diversified – 0.1%
5,981	Deere & Co	2,307,111
Miscellaneous Manufacturers – 0.7%
84,918	3M Co.	11,437,605
37,081	Carlisle Cos., Inc.	15,714,928
6,934	Illinois Tool Works Inc.	1,755,550
3,000	Parker-Hannifin Corp.	1,800,600
	Total Miscellaneous Manufacturers	30,708,683
Transportation – 0.6%
45,816	CSX Corp.	1,570,114
54,887	FedEx Corp.	16,398,589
5,269	Norfolk Southern Corp.	1,349,707
14,283	Union Pacific Corp.	3,657,734
17,079	United Parcel Service Inc., Class B Shares	2,195,506
	Total Transportation	25,171,650
	TOTAL INDUSTRIAL	313,503,760
TECHNOLOGY – 25.5%
Computers – 5.6%
72,242	Accenture PLC, Class A Shares	24,703,152
783,950	Apple Inc.	179,524,550
16,675	CACI International Inc., Class A Shares*	8,139,401
39,508	Crowdstrike Holdings Inc., Class A Shares*	10,954,778
5,800	Dell Technologies Inc., Class C Shares	670,132
14,777	Fortinet Inc.*	1,133,544
90,762	International Business Machines Corp.	18,345,723
	Total Computers	243,471,280
Semiconductors – 9.3%
362,903	Advanced Micro Devices Inc.*	53,912,870
11,614	Analog Devices Inc.	2,727,432
174,953	Applied Materials Inc.	34,511,229
106,890	Broadcom Inc.	17,403,830
99,858	Intel Corp.	2,200,870
3,215	KLA Corp.	2,634,468
27,209	Lam Research Corp.	22,338,861
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
20,100	Marvell Technology Inc.	$1,532,424
71,077	Micron Technology Inc.	6,840,451
1,822,340	NVIDIA Corp.	217,532,726
176,976	ON Semiconductor Corp.*	13,781,121
26,135	QUALCOMM Inc.	4,581,466
112,623	Texas Instruments Inc.	24,139,614
	Total Semiconductors	404,137,362
Software – 10.6%
61,575	Adobe Inc.*	35,369,296
82,209	Akamai Technologies Inc.*	8,372,165
3,700	Atlassian Corp., Class A Shares*	612,720
5,081	Autodesk Inc.*	1,312,930
6,410	Cadence Design Systems Inc.*	1,723,841
1,271	Celonis SE*(a)(b)(c)	377,652
2,432	Epic Games Inc., Private Placement*(a)(b)(c)	1,374,858
13,629	Fiserv Inc.*	2,379,623
70,224	Intuit Inc.	44,259,378
835	Magic Leap Inc., Series D, Private Placement*(a)(b)(c)	4,300
600,156	Microsoft Corp.	250,349,074
20,016	MSCI Inc., Class A Shares	11,621,089
36,860	Oracle Corp.	5,207,949
2,477	Roper Technologies Inc.	1,373,274
111,751	Salesforce Inc.	28,261,828
66,071	ServiceNow Inc.*	56,490,705
7,400	Snowflake Inc., Class A Shares*	845,302
20,012	Stripe Inc., Class B Shares, Private Placement*(a)(b)(c)	527,516
3,617	Synopsys Inc.*	1,879,321
128,199	Veeva Systems Inc., Class A Shares*	27,747,392
5,000	Workday Inc., Class A Shares*	1,315,950
	Total Software	481,406,163
	TOTAL TECHNOLOGY	1,129,014,805
UTILITIES – 1.7%
Electric – 1.7%
12,365	American Electric Power Co., Inc.	1,239,962
72,579	Constellation Energy Corp.	14,276,289
19,605	Dominion Energy Inc.	1,095,920
18,042	Duke Energy Corp.	2,055,886
48,246	NextEra Energy Inc.	3,884,285
14,806	Sempra	1,216,757
25,677	Southern Co.	2,218,493
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
320,831	Talen Energy Corp.*	$47,999,526
	Total Electric	73,987,118
	TOTAL UTILITIES	73,987,118
	TOTAL COMMON STOCKS (Cost – $2,884,395,861)	4,280,673,375
EXCHANGE TRADED FUNDS (ETFs) – 2.5%
358,553	Invesco KBW Bank(d)	21,373,344
43,958	iShares Russell 1000 Growth	16,064,891
332,262	iShares Russell 1000 Value	62,571,580
34,631	Vanguard Mega Capital Growth	10,897,337
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $101,152,081)	110,907,152
PREFERRED STOCKS – 0.0%
CONSUMER CYCLICAL – 0.0%
Auto Manufacturers – 0.0%
9,549	Waymo LLC, Series A2, Private Placement*(a)(b)(c)	551,741
INDUSTRIAL – 0.0%
Electrical Components & Equipment – 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(a)(b)(c)	541,596
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(a)(b)(c)	534,988
	Total Electrical Components & Equipment	1,076,584
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*(a)(b)(c)	595,056
26,242	Nuro Inc., Series D*(a)(b)(c)	184,481
	Total Machinery	779,537
	TOTAL INDUSTRIAL	1,856,121
TECHNOLOGY – 0.0%
Software – 0.0%
3,788	Celonis SE, Series D*(a)(b)(c)	1,125,528
6,765	Formagrid Inc.*(a)(b)(c)	336,626
20,620	Rappi Inc., Series E, Private Placement*(a)(b)(c)	613,445
	Total Software	2,075,599
	TOTAL TECHNOLOGY	2,075,599
	TOTAL PREFERRED STOCKS (Cost – $8,615,405)	4,483,461
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,994,163,346)	4,396,063,988
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
	BNP Paribas SA – Paris:
2,422CHF	0.500% due 9/2/24	$2,850
4GBP	3.910% due 9/2/24	6
$10,688,033	Canadian Imperial Bank of Commerce – Toronto, 4.680% due 9/3/24	10,688,033
93,357EUR	Citibank – London, 2.570% due 9/2/24	103,201
32,386	Citibank – New York, 4.680% due 9/3/24	32,386
5,463,972	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	5,463,972
39,461,830	Skandinaviska Enskilda Banken AB – Stockholm, 4.680% due 9/3/24	39,461,830
	TOTAL TIME DEPOSITS (Cost – $55,752,278)	55,752,278
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.3%
MONEY MARKET FUND – 0.3%
14,597,770	Federated Government Obligations Fund, Premier Class, 5.133%(e) (Cost – $14,597,770)	14,597,770
	TOTAL INVESTMENTS – 100.7% (Cost – $3,064,513,395)	4,466,414,036
	Liabilities in Excess of Other Assets – (0.7)%	(30,507,596)
	TOTAL NET ASSETS – 100.0%	$4,435,906,440

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $6,767,787 and represents 0.15% of net assets.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $6,767,787 and represents 0.15% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
All or a portion of this security is on loan (See Note 5).

(e)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Technology	25.3%
Consumer Non-cyclical	18.4
Financial	15.3
Communications	13.5
Consumer Cyclical	9.7
Industrial	7.1
Energy	3.0
Basic Materials	2.0
Utilities	1.7
Exchange Traded Funds (ETFs)	2.5
Short-Term Investments	1.2
Money Market Fund	0.3
100.0%

^
As a percentage of total investments.

At August 31, 2024, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	7	9/24	$1,923,411	$1,981,350	$57,939
At August 31, 2024, Destinations Large Cap Equity Fund had deposited cash of  $2,045,156 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
CHF
 —    Swiss Franc

EUR
 —    Euro

GBP
 —    British Pound

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 95.8%
BASIC MATERIALS – 3.9%
Chemicals – 2.4%
943	AdvanSix Inc.	$27,875
918	Albemarle Corp.	82,849
1,025	American Vanguard Corp.	5,883
347,218	Arcadium Lithium PLC*	940,961
384	Ashland Inc.	34,368
3,240	Avient Corp.	159,181
47,841	Axalta Coating Systems Ltd.*	1,746,197
1,157	Balchem Corp.	204,824
26,813	Cabot Corp.	2,818,314
918	Celanese Corp., Class A Shares	119,891
1,506	CF Industries Holdings Inc.	125,134
1,225	Chemours Co.	23,814
3,019	Codexis Inc.*	8,725
5,757	Dow Inc.	308,460
52,741	DuPont de Nemours Inc.	4,443,429
934	Eastman Chemical Co.	95,614
4,318	Ecovyst Inc.*	31,003
76,595	Element Solutions Inc.	2,048,150
991	FMC Corp.	63,999
676	Hawkins Inc.	85,629
1,963	HB Fuller Co.	168,151
1,371	Huntsman Corp.	30,231
8,692	Ingevity Corp.*	343,595
13,328	Innospec Inc.	1,536,185
2,098	International Flavors & Fragrances Inc.	218,171
461	Intrepid Potash Inc.*	11,377
712	Koppers Holdings Inc.	28,181
907	Kronos Worldwide Inc.	10,485
4,352	Lightwave Logic Inc.*	12,838
2,135	LyondellBasell Industries NV, Class A Shares	210,725
1,932	Mativ Holdings Inc.	36,631
1,120	Minerals Technologies Inc.	86,352
2,608	Mosaic Co.	74,511
51	NewMarket Corp.	29,262
391	Northern Technologies International Corp.	5,138
190	Oil-Dri Corp. of America	12,956
975	Olin Corp.	42,578
1,944	Orion SA	36,256
5,422	Perimeter Solutions SA*	63,492
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
26,503	PPG Industries Inc.	$3,438,234
476	Quaker Chemical Corp.	80,573
2,593	Rayonier Advanced Materials Inc.*	20,692
17,269	Rogers Corp.*	1,852,273
1,050	RPM International Inc.	122,062
1,495	Sensient Technologies Corp.	116,371
737	Stepan Co.	57,213
4,058	Tronox Holdings PLC	56,528
262	Westlake Corp.	38,105
	Total Chemicals	22,113,466
Forest Products & Paper – 0.4%
60,354	International Paper Co.	2,922,341
1,235	Sylvamo Corp.	97,676
	Total Forest Products & Paper	3,020,017
Iron/Steel – 0.2%
1,034	ATI Inc.*	66,052
1,675	Carpenter Technology Corp.	242,490
3,928	Cleveland-Cliffs Inc.*	51,300
4,132	Commercial Metals Co.	221,434
450	Haynes International Inc.	27,063
1,965	Nucor Corp.	298,503
960	Radius Recycling Inc.	14,534
465	Reliance Inc.	133,292
1,217	Steel Dynamics Inc.	145,444
1,744	United States Steel Corp.	66,115
369	Universal Stainless & Alloy Products Inc.*	15,542
1,093	Worthington Steel Inc.	38,692
	Total Iron/Steel	1,320,461
Mining – 0.9%
2,044	Alcoa Corp.	65,612
303	Caledonia Mining Corp. PLC	3,933
79,786	Cameco Corp.	3,258,460
456	Centrus Energy Corp., Class A Shares*	18,058
1,931	Century Aluminum Co.*	27,729
14,308	Coeur Mining Inc.*	87,851
1,233	Compass Minerals International Inc.	10,887
4,428	Constellium SE, Class A Shares*	74,258
196	Contango ORE Inc.*	4,218
438	Critical Metals Corp.*	3,670
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Mining – (continued)
945	Dakota Gold Corp.*	$2,192
5,385	Encore Energy Corp.*(a)	19,601
5,574	Energy Fuels Inc.*	27,313
21,019	Hecla Mining Co.	124,643
70,653	Hudbay Minerals Inc.	576,528
10,882	i-80 Gold Corp.*	11,535
3,142	Ivanhoe Electric Inc.*(a)	22,183
561	Kaiser Aluminum Corp.	41,823
1,514	Lifezone Metals Ltd.*(b)	9,326
2,048	Metals Acquisition Ltd., Class A Shares*	22,999
947	MP Materials Corp.*	12,216
149,561	NexGen Energy Ltd.*	901,853
8,840	Novagold Resources Inc.*	37,570
1,369	Perpetua Resources Corp.*(a)	12,184
324	Piedmont Lithium Inc.*	2,670
13,888	Royal Gold Inc.	1,946,681
7,568	SSR Mining Inc.	39,278
380	United States Lime & Minerals Inc.	31,057
126,376	Uranium Energy Corp.*	660,946
10,969	Ur-Energy Inc.*(a)	12,834
	Total Mining	8,070,108
	TOTAL BASIC MATERIALS	34,524,052
COMMUNICATIONS – 3.1%
Advertising – 0.1%
3,342	Advantage Solutions Inc.*	12,934
902	Boston Omaha Corp., Class A Shares*	12,890
13,609	Clear Channel Outdoor Holdings Inc., Class A Shares*	20,413
3,028	Interpublic Group of Cos., Inc.	98,743
2,905	National CineMedia Inc.*	20,015
1,541	Omnicom Group Inc.	154,763
2,762	Stagwell Inc., Class A Shares*	19,859
3,613	Trade Desk Inc., Class A Shares*	377,667
	Total Advertising	717,284
Internet – 1.4%
1,097	1-800-Flowers.com Inc., Class A Shares*	8,809
902	1stdibs.com Inc.*	4,429
346	AudioEye Inc.*	8,377
1,713	Backblaze Inc., Class A Shares*	10,466
5,691	BARK Inc.*	9,504
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
1,568	Beyond Inc.*	$15,413
1,045	Blade Air Mobility Inc.*	3,271
3,570	Bumble Inc., Class A Shares*	23,955
1,354	Cardlytics Inc.*	5,294
3,371	Cargurus Inc., Class A Shares*	97,692
2,336	Cars.com Inc.*	41,674
17,395	CDW Corp.	3,925,008
1,566	Cogent Communications Holdings Inc.	109,589
1,233	Couchbase Inc.*	24,191
9,501	Coupang Inc., Class A Shares*	210,447
2,317	Despegar.com Corp.*	28,476
4,149	eBay Inc.	245,206
1,100	Entravision Communications Corp., Class A Shares	2,288
917	ePlus Inc.*	87,995
972	Etsy Inc.*	53,547
2,928	Eventbrite Inc., Class A Shares*	9,311
22,760	EverQuote Inc., Class A Shares*	562,172
1,035	Expedia Group Inc.*	143,958
465	F5 Inc.*	94,465
4,625	Figs Inc., Class A Shares*	28,536
10,716	fuboTV Inc.*	18,003
244	Gambling.com Group Ltd.*	2,486
4,649	Gen Digital Inc.	123,013
4,112	Getty Images Holdings Inc.*	15,626
1,162	GoDaddy Inc., Class A Shares*	194,530
1,559	Grindr Inc.*	18,755
928	Groupon Inc., Class A Shares*(b)	12,871
877	HealthStream Inc.	25,468
6,803	Hims & Hers Health Inc.*	100,208
605	IAC Inc.*	31,932
4,715	Innovid Corp.*	8,628
362	Lands’ End Inc.*	5,607
1,478	LifeMD Inc.*	7,700
876	Liquidity Services Inc.*	19,071
3,615	LiveOne Inc.*	6,290
2,741	Lyft Inc., Class A Shares*	31,987
83,281	Magnite Inc.*	1,148,445
1,453	Maplebear Inc.*	52,148
2,201	Match Group Inc.*	81,899
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
42,667	MediaAlpha Inc., Class A Shares*	$759,473
833	Mondee Holdings Inc., Class A Shares*	1,666
1,111	Nerdy Inc.*	1,200
5,858	Nextdoor Holdings Inc.*	14,645
1,276	Okta Inc., Class A Shares*	100,459
3,605	Open Lending Corp.*	20,765
22,892	Opendoor Technologies Inc.*	49,218
292	OptimizeRx Corp.*	2,427
1,183	Perficient Inc.*	88,926
4,855	Pinterest Inc., Class A Shares*	155,554
2,114	Q2 Holdings Inc.*	156,880
48,725	QuinStreet Inc.*	931,135
4,013	RealReal Inc.*	10,594
1,463	Revolve Group Inc., Class A Shares*	33,532
89,321	Robinhood Markets Inc., Class A Shares*	1,797,139
978	Roku Inc., Class A Shares*	66,279
994	RumbleON Inc., Class B Shares*	4,443
865	Shutterstock Inc.	31,036
553	Solo Brands Inc., Class A Shares*	758
3,688	Sprinklr Inc., Class A Shares*	33,081
2,191	Squarespace Inc., Class A Shares*	99,647
3,635	Stitch Fix Inc., Class A Shares*	13,740
912	TechTarget Inc.*	24,305
894	TripAdvisor Inc.*	12,972
3,536	TrueCar Inc.*	10,608
513	Trump Media & Technology Group Corp.*(b)	10,003
182	Tucows Inc., Class A Shares*	3,897
4,346	Upwork Inc.*	41,895
694	VeriSign Inc.*	127,627
2,481	Vivid Seats Inc., Class A Shares*	11,537
785	Wayfair Inc., Class A Shares*	33,402
2,288	Yelp Inc., Class A Shares*	79,920
1,584	Ziff Davis Inc.*	77,410
458	Zillow Group Inc., Class A Shares*	24,471
1,222	Zillow Group Inc., Class C Shares*	67,577
	Total Internet	12,556,961
Media – 0.1%
1,186	AMC Networks Inc., Class A Shares*	11,682
205	Cable One Inc.	72,308
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
769	Charter Communications Inc., Class A Shares*	$267,258
1,114	EW Scripps Co., Class A Shares*	2,195
310	FactSet Research Systems Inc.	131,080
1,962	Fox Corp., Class A Shares	81,168
1,103	Fox Corp., Class B Shares	42,388
5,676	Gannett Co., Inc.*	30,026
2,846	Gray Television Inc.	14,515
1,923	iHeartMedia Inc., Class A Shares*	3,000
73	Liberty Broadband Corp., Class A Shares*	4,471
929	Liberty Broadband Corp., Class C Shares*	57,951
1,448	Liberty Global Ltd., Class A Shares*	28,019
1,496	Liberty Global Ltd., Class C Shares*	29,426
1,364	Liberty Latin America Ltd., Class A Shares*	12,917
4,904	Liberty Latin America Ltd., Class C Shares*	46,441
217	Liberty Media Corp.-Liberty Formula One, Class A Shares*	15,325
1,617	Liberty Media Corp.-Liberty Formula One, Class C Shares*	126,207
1,243	Liberty Media Corp.-Liberty SiriusXM*	29,621
578	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	13,762
1,285	New York Times Co., Class A Shares	70,585
3,003	News Corp., Class A Shares	85,075
962	News Corp., Class B Shares	28,312
268	Nexstar Media Group Inc., Class A Shares	45,796
4,613	Paramount Global, Class B Shares	48,298
947	Scholastic Corp.	30,190
1,258	Sinclair Inc.	17,511
5,380	Sirius XM Holdings Inc.(b)	17,700
932	Sphere Entertainment Co.*	43,431
6,565	TEGNA Inc.	91,122
1,126	Thryv Holdings Inc.*	20,516
291	Townsquare Media Inc., Class A Shares	3,076
19,981	Warner Bros Discovery Inc.*	156,651
2,086	WideOpenWest Inc.*	11,515
	Total Media	1,689,538
Telecommunications – 1.5%
2,506	A10 Networks Inc.	34,508
2,947	ADTRAN Holdings Inc.*	16,444
485	Anterix Inc.*	17,203
3,334	Applied Digital Corp.*	12,169
4,333	AST SpaceMobile Inc., Class A Shares*(b)	125,830
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
418	ATN International Inc.	$11,186
435	Aviat Networks Inc.*	11,941
2,102	BlackSky Technology Inc.*	2,333
13,186	Calix Inc.*	491,047
1,172	Ciena Corp.*	67,566
494	Clearfield Inc.*	18,426
8,224	CommScope Holding Co., Inc.*	31,745
2,943	Consolidated Communications Holdings Inc.*	13,450
6,279	Corning Inc.	262,776
126,138	Credo Technology Group Holding Ltd.*	4,403,478
5,545	DigitalBridge Group Inc.	69,257
4,226	EchoStar Corp., Class A Shares*	78,350
4,394	Extreme Networks Inc.*	69,205
1,960	Frontier Communications Parent Inc.*	56,448
24,950	Globalstar Inc.*	31,187
2,427	Gogo Inc.*	19,343
288,455	Harmonic Inc.*	4,168,175
563	IDT Corp., Class B Shares	21,597
7,030	Infinera Corp.*(b)	44,219
911	InterDigital Inc.	126,228
1,007	Iridium Communications Inc.	25,981
2,663	Juniper Networks Inc.	103,537
34,954	Lumen Technologies Inc.*	183,508
1,096	NETGEAR Inc.*	17,788
1,063	Ooma Inc.*	11,055
3,598	Powerfleet Inc. NJ*	17,954
104	Preformed Line Products Co.	12,473
3,777	Ribbon Communications Inc.*	12,880
1,728	Shenandoah Telecommunications Co.	26,127
766	Spok Holdings Inc.	11,390
3,445	Telephone & Data Systems Inc.	81,371
2,630	Terran Orbital Corp.*	644
24	Ubiquiti Inc.	4,644
4,435	Viasat Inc.*	69,630
254,526	Viavi Solutions Inc.*	2,191,469
	Total Telecommunications	12,974,562
	TOTAL COMMUNICATIONS	27,938,345
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 10.4%
Airlines – 0.0%
1,013	Alaska Air Group Inc.*	$36,579
555	Allegiant Travel Co.	23,354
5,126	American Airlines Group Inc.*	54,438
5,275	Delta Air Lines Inc.	224,135
1,497	Frontier Group Holdings Inc.*	5,434
1,839	Hawaiian Holdings Inc.*	31,851
11,559	JetBlue Airways Corp.*	58,720
1,390	SkyWest Inc.*	107,781
4,920	Southwest Airlines Co.	142,286
4,027	Spirit Airlines Inc.(b)	10,390
1,386	Sun Country Airlines Holdings Inc.*	15,218
2,698	United Airlines Holdings Inc.*	118,820
4,113	Wheels Up Experience Inc.*	7,280
	Total Airlines	836,286
Apparel – 0.9%
14,460	Birkenstock Holding PLC*	721,554
909	Capri Holdings Ltd.*	32,469
9,241	Carter’s Inc.	608,982
294	Columbia Sportswear Co.	23,735
484	Crocs Inc.*	70,746
2,708	Deckers Outdoor Corp.*	2,597,757
12,170	Hanesbrands Inc.*	77,279
1,921	Kontoor Brands Inc.	143,787
9,406	Oxford Industries Inc.	818,134
476	PVH Corp.	46,976
318	Ralph Lauren Corp., Class A Shares	54,461
153	Rocky Brands Inc.	4,933
1,055	Skechers USA Inc., Class A Shares*	72,246
47,646	Steven Madden Ltd.	2,148,835
552	Superior Group of Cos., Inc.	7,993
1,803	Tapestry Inc.	73,869
683	Torrid Holdings Inc.*	4,508
1,732	Under Armour Inc., Class A Shares*	13,319
1,848	Under Armour Inc., Class C Shares*	13,786
2,805	VF Corp.	51,079
104	Weyco Group Inc.	3,472
2,802	Wolverine World Wide Inc.	38,415
	Total Apparel	7,628,335
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – 0.5%
27,320	Blue Bird Corp.*	$1,398,238
2,988	Canoo Inc.*(b)	4,542
1,117	Cummins Inc.	349,453
5,001	Hyliion Holdings Corp.*	9,352
6,287	Lucid Group Inc.*(b)	25,274
39,037	REV Group Inc.	1,242,938
6,809	Rivian Automotive Inc., Class A Shares*	96,211
1,614	Wabash National Corp.	31,408
	Total Auto Manufacturers	3,157,416
Auto Parts & Equipment – 0.9%
3,292	Adient PLC*	74,465
1,366	Aeva Technologies Inc.*	4,508
15,668	Allison Transmission Holdings Inc.	1,453,207
4,104	American Axle & Manufacturing Holdings Inc.*	26,389
2,240	Aptiv PLC*	160,227
32,843	Aurora Innovation Inc., Class A Shares*	153,377
1,853	BorgWarner Inc.	63,132
584	Commercial Vehicle Group Inc.*	2,120
308	Cooper-Standard Holdings Inc.*	4,759
4,531	Dana Inc.	51,155
21,070	Dorman Products Inc.*	2,389,759
7,864	Douglas Dynamics Inc.	218,934
1,471	Fox Factory Holding Corp.*	59,546
68,482	Gentex Corp.	2,145,541
1,135	Gentherm Inc.*	57,363
78,427	Goodyear Tire & Rubber Co.*	691,726
958	Holley Inc.*	3,094
5,337	indie Semiconductor Inc., Class A Shares*	22,149
459	Lear Corp.	53,542
9,967	Luminar Technologies Inc., Class A Shares*(b)	10,166
1,230	Methode Electronics Inc.	12,817
374	Miller Industries Inc.	22,706
1,653	Phinia Inc.	79,278
2,895	QuantumScape Corp., Class A Shares*	16,820
2,261	SES AI Corp.*	2,419
19,202	Shyft Group Inc.	272,476
6,156	Solid Power Inc.*	8,803
749	Standard Motor Products Inc.	24,200
1,904	Titan International Inc.*	15,860
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
944	Visteon Corp.*	$95,561
797	XPEL Inc.*	34,502
	Total Auto Parts & Equipment	8,230,601
Distribution/Wholesale – 0.4%
8,357	A-Mark Precious Metals Inc.	325,672
24,775	Core & Main Inc., Class A Shares*	1,189,943
117	EVI Industries Inc.	1,934
4,683	Fastenal Co.	319,755
1,450	G-III Apparel Group Ltd.*	38,381
480	Global Industrial Co.	16,080
1,113	H&E Equipment Services Inc.	53,591
1,597	Hudson Technologies Inc.*	13,127
2,088	LKQ Corp.	86,840
2,969	MRC Global Inc.*	39,072
3,745	OPENLANE Inc.*	64,901
297	Pool Corp.	104,431
5,011	Resideo Technologies Inc.*	101,022
2,196	Rush Enterprises Inc., Class A Shares	115,729
342	Rush Enterprises Inc., Class B Shares	16,088
872	ScanSource Inc.*	44,420
353	SiteOne Landscape Supply Inc.*	50,077
1,300	ThredUp Inc., Class A Shares*	1,188
761	Titan Machinery Inc.*	11,499
464	VSE Corp.	43,166
285	Watsco Inc.	135,495
352	WESCO International Inc.	58,214
351	WW Grainger Inc.	345,707
	Total Distribution/Wholesale	3,176,332
Entertainment – 0.6%
1,950	Accel Entertainment Inc., Class A Shares*	22,737
10,224	AMC Entertainment Holdings Inc., Class A Shares*	49,280
382	Atlanta Braves Holdings Inc., Class A Shares*	17,419
1,822	Atlanta Braves Holdings Inc., Class C Shares*	78,127
1,127	Bally’s Corp.*	19,384
1,794	Caesars Entertainment Inc.*	67,526
564	Churchill Downs Inc.	78,379
3,803	Cinemark Holdings Inc.*	104,126
3,660	DraftKings Inc., Class A Shares*	126,270
3,025	Everi Holdings Inc.*	39,476
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
48,462	Genius Sports Ltd.*	$369,280
735	Golden Entertainment Inc.	23,807
1,616	IMAX Corp.*	34,243
4,117	International Game Technology PLC	92,180
107	Liberty Media Corp.-Liberty Live, Class A Shares*	4,237
412	Liberty Media Corp.-Liberty Live, Class C Shares*	16,632
750	Light & Wonder Inc.*	82,365
2,151	Lions Gate Entertainment Corp., Class A Shares*	16,713
4,259	Lions Gate Entertainment Corp., Class B Shares*	29,472
1,303	Live Nation Entertainment Inc.*	127,264
1,384	Madison Square Garden Entertainment Corp., Class A Shares*	58,432
153	Madison Square Garden Sports Corp.*	31,985
295	Marriott Vacations Worldwide Corp.	21,830
479	Monarch Casino & Resort Inc.	36,366
1,251	Penn Entertainment Inc.*	23,294
291	RCI Hospitality Holdings Inc.	13,267
1,775	Red Rock Resorts Inc., Class A Shares	103,447
492	Reservoir Media Inc.*	3,818
63,352	Rush Street Interactive Inc.*	593,608
1,448	Six Flags Entertainment Corp.	63,393
5,114	Super Group SGHC Ltd.	17,643
9,580	TKO Group Holdings Inc., Class A Shares	1,132,643
1,257	United Parks & Resorts Inc.*	61,870
12,399	Vail Resorts Inc.	2,252,898
	Total Entertainment	5,813,411
Food Service – 0.0%
2,113	Aramark	77,399
Home Builders – 0.6%
1,050	Beazer Homes USA Inc.*	32,844
302	Cavco Industries Inc.*	124,823
5,456	Century Communities Inc.	545,982
1,926	Champion Homes Inc.*	179,908
2,407	DR Horton Inc.	454,345
860	Dream Finders Homes Inc., Class A Shares*	28,767
666	Forestar Group Inc.*	20,606
1,145	Green Brick Partners Inc.*	90,203
176	Hovnanian Enterprises Inc., Class A Shares*	38,056
858	Installed Building Products Inc.	190,742
2,410	KB Home	201,741
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
808	Landsea Homes Corp.*	$9,623
847	LCI Industries	99,810
1,973	Lennar Corp., Class A Shares	359,204
115	Lennar Corp., Class B Shares	19,415
717	LGI Homes Inc.*	77,350
970	M/I Homes Inc.*	154,589
1,283	Meritage Homes Corp.	254,124
24	NVR Inc.*	220,139
1,704	PulteGroup Inc.	224,332
3,709	Taylor Morrison Home Corp., Class A Shares*	249,727
411	Thor Industries Inc.	44,084
17,073	Toll Brothers Inc.	2,459,707
3,290	Tri Pointe Homes Inc.*	146,208
1,004	Winnebago Industries Inc.	59,899
	Total Home Builders	6,286,228
Home Furnishings – 0.4%
1,917	Arhaus Inc., Class A Shares	23,598
1,474	Daktronics Inc.*	21,299
477	Dolby Laboratories Inc., Class A Shares	34,039
822	Ethan Allen Interiors Inc.	25,877
220	Flexsteel Industries Inc.	9,104
413	Hamilton Beach Brands Holding Co., Class A Shares	12,097
198	Hooker Furnishings Corp.	3,136
1,071	iRobot Corp.*	7,840
1,105	Leggett & Platt Inc.	13,967
560	Lovesac Co.*	13,014
2,544	MillerKnoll Inc.	74,921
1,514	Purple Innovation Inc., Class A Shares*	1,817
561	SharkNinja Inc.	53,755
841	Sleep Number Corp.*	12,792
4,117	Sonos Inc.*	50,351
57,518	Tempur Sealy International Inc.	3,015,669
2,027	Traeger Inc.*	7,277
3,309	Vizio Holding Corp., Class A Shares*	37,160
429	Whirlpool Corp.	43,024
1,443	Xperi Inc.*	12,727
	Total Home Furnishings	3,473,464
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Housewares – 0.0%
441	Lifetime Brands Inc.	$3,153
3,165	Newell Brands Inc.	22,440
345	Scotts Miracle-Gro Co.	24,488
	Total Housewares	50,081
Leisure Time – 0.5%
1,065	Acushnet Holdings Corp.	71,344
1,108	Amer Sports Inc.*	15,124
555	Brunswick Corp.	43,873
8,210	Carnival Corp.*	135,465
535	Clarus Corp.	2,306
175	Escalade Inc.	2,446
4,715	Global Business Travel Group I*	32,958
1,037	Harley-Davidson Inc.	38,825
98	Johnson Outdoors Inc., Class A Shares	3,523
73,782	Life Time Group Holdings Inc.*	1,735,353
1,382	Lindblad Expeditions Holdings Inc.*	13,709
281	Livewire Group Inc.*	1,849
726	Malibu Boats Inc., Class A Shares*	26,405
442	Marine Products Corp.	4,155
653	MasterCraft Boat Holdings Inc.*	12,100
3,346	Norwegian Cruise Line Holdings Ltd.*	59,860
84,673	OneSpaWorld Holdings Ltd.	1,343,761
12,481	Peloton Interactive Inc., Class A Shares*	58,161
684	Planet Fitness Inc., Class A Shares*	55,548
435	Polaris Inc.	36,823
1,939	Royal Caribbean Cruises Ltd.*	319,198
13,374	Sabre Corp.*	40,791
4,972	Topgolf Callaway Brands Corp.*	50,018
2,001	Vista Outdoor Inc.*	80,120
904	Xponential Fitness Inc., Class A Shares*	11,680
712	YETI Holdings Inc.*	28,708
	Total Leisure Time	4,224,103
Lodging – 0.1%
584	Boyd Gaming Corp.	35,052
245	Choice Hotels International Inc.	31,260
578	Full House Resorts Inc.*	2,954
2,622	Hilton Grand Vacations Inc.*	101,157
2,000	Hilton Worldwide Holdings Inc.	439,280
351	Hyatt Hotels Corp., Class A Shares	53,324
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
2,951	Las Vegas Sands Corp.	$115,059
939	Marcus Corp.	13,287
2,218	MGM Resorts International*	83,375
581	Travel + Leisure Co.	25,715
649	Wyndham Hotels & Resorts Inc.	51,076
819	Wynn Resorts Ltd.	62,965
	Total Lodging	1,014,504
Office Furnishings – 0.0%
1,596	HNI Corp.	85,945
2,045	Interface Inc., Class A Shares	38,610
3,255	Steelcase Inc., Class A Shares	46,026
491	Virco Mfg. Corp.	7,625
	Total Office Furnishings	178,206
Retail – 5.5%
4,379	Abercrombie & Fitch Co., Class A Shares*	646,209
2,594	Academy Sports & Outdoors Inc.	143,915
482	Advance Auto Parts Inc.	21,839
71,588	American Eagle Outfitters Inc.	1,473,281
226	America’s Car-Mart Inc.*	13,680
3,004	Arko Corp.	18,805
706	Asbury Automotive Group Inc.*	173,422
231	AutoNation Inc.*	41,113
1,806	Bath & Body Works Inc.	55,553
23,915	Beacon Roofing Supply Inc.*	2,166,699
26,374	Best Buy Co., Inc.	2,647,950
18	Biglari Holdings Inc., Class B Shares*	3,222
812	BJ’s Restaurants Inc.*	24,872
1,050	BJ’s Wholesale Club Holdings Inc.*	83,958
4,052	Blink Charging Co.*	7,537
3,010	Bloomin’ Brands Inc.	52,675
300	BlueLinx Holdings Inc.*	30,192
1,021	Boot Barn Holdings Inc.*	136,988
1,564	Brinker International Inc.*	111,857
1,074	Buckle Inc.	45,001
495	Build-A-Bear Workshop Inc.	16,523
6,883	Burlington Stores Inc.*	1,846,296
1,190	Caleres Inc.	50,135
1,471	Camping World Holdings Inc., Class A Shares	32,274
1,240	CarMax Inc.*	104,842
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
26,725	Carvana Co., Class A Shares*	$4,025,319
293	Casey’s General Stores Inc.	106,157
22,713	Cava Group Inc.*	2,590,191
34,892	Cheesecake Factory Inc.	1,371,605
659	Chuy’s Holdings Inc.*	24,515
364	Citi Trends Inc.*	5,205
6,419	Clean Energy Fuels Corp.*	19,835
768	Cracker Barrel Old Country Store Inc.	30,397
980	Darden Restaurants Inc.	154,987
1,125	Dave & Buster’s Entertainment Inc.*	35,257
1,927	Denny’s Corp.*	12,603
1,579	Designer Brands Inc., Class A Shares	10,485
1,057	Destination XL Group Inc.*	2,907
470	Dick’s Sporting Goods Inc.	111,371
29	Dillard’s Inc., Class A Shares	9,830
555	Dine Brands Global Inc.	17,549
1,800	Dollar General Corp.	149,346
1,685	Dollar Tree Inc.*	142,366
286	Domino’s Pizza Inc.	118,464
61,656	Dutch Bros Inc., Class A Shares*	1,911,336
1,105	El Pollo Loco Holdings Inc.*	15,315
3,571	EVgo Inc., Class A Shares*(b)	16,177
1,655	Ferguson Enterprises Inc.	340,450
1,170	First Watch Restaurant Group Inc.*	19,317
1,403	FirstCash Holdings Inc.	168,486
431	Five Below Inc.*	32,510
870	Floor & Decor Holdings Inc., Class A Shares*	97,823
2,837	Foot Locker Inc.	88,344
27,508	Freshpet Inc.*	3,741,088
2,179	GameStop Corp., Class A Shares*	51,032
81,099	Gap Inc.	1,819,051
451	Genesco Inc.*	13,616
1,144	Genuine Parts Co.	163,889
1,440	GMS Inc.*	124,978
466	Group 1 Automotive Inc.	175,570
1,089	GrowGeneration Corp.*	2,124
549	Haverty Furniture Cos., Inc.	15,043
80	J Jill Inc.	2,602
706	Jack in the Box Inc.	34,848
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
916	Kohl’s Corp.	$17,761
215	Kura Sushi USA Inc., Class A Shares*(b)	14,188
1,510	La-Z-Boy Inc.	61,261
6,213	Leslie’s Inc.*	18,763
3,986	Lithia Motors Inc., Class A Shares	1,200,105
2,173	Macy’s Inc.	33,834
776	MarineMax Inc.*	24,615
583	Movado Group Inc.	13,910
379	MSC Industrial Direct Co., Inc., Class A Shares	31,169
11,077	Murphy USA Inc.	5,755,941
2,692	National Vision Holdings Inc.*	28,428
1,003	Nordstrom Inc.	22,407
1,814	Nu Skin Enterprises Inc., Class A Shares	16,199
1,307	ODP Corp.*	40,321
498	Ollie’s Bargain Outlet Holdings Inc.*	44,601
542	ONE Group Hospitality Inc.*	2,087
494	OneWater Marine Inc., Class A Shares*	11,871
1,132	Papa John’s International Inc.	53,623
734	Patrick Industries Inc.	94,847
412	PC Connection Inc.	30,109
162	Penske Automotive Group Inc.	27,556
3,461	Petco Health & Wellness Co., Inc., Class A Shares*	11,041
1,650	Portillo’s Inc., Class A Shares*	20,311
1,026	Potbelly Corp.*	8,187
868	PriceSmart Inc.	77,755
126	RH*	31,966
2,688	Ross Stores Inc.	404,840
3,757	Sally Beauty Holdings Inc.*	49,029
957	Savers Value Village Inc.*	8,469
1,367	Shake Shack Inc., Class A Shares*	135,893
669	Shoe Carnival Inc.	27,054
1,533	Signet Jewelers Ltd.	128,925
527	Sonic Automotive Inc., Class A Shares	32,853
82,685	Sweetgreen Inc., Class A Shares*	2,613,673
20,400	Target Corp.	3,133,848
527	Texas Roadhouse Inc., Class A Shares	88,931
505	Tile Shop Holdings Inc.*	3,181
412	Tilly’s Inc., Class A Shares*	2,208
884	Tractor Supply Co.	236,514
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
382	Ulta Beauty Inc.*	$134,785
48,849	Urban Outfitters Inc.*	1,774,196
483	Vera Bradley Inc.*	2,816
2,876	Victoria’s Secret & Co.*	67,471
5,610	Walgreens Boots Alliance Inc.	51,892
38,039	Warby Parker Inc., Class A Shares*	567,542
1,409	Wendy’s Co.	23,840
1,046	Williams-Sonoma Inc.	140,509
9,112	Wingstop Inc.	3,518,234
101	Winmark Corp.	36,421
2,305	Yum! Brands Inc.	310,991
637	Zumiez Inc.*	17,670
	Total Retail	48,925,467
Textiles – 0.0%
516	UniFirst Corp.	97,880
Toys/Games/Hobbies – 0.0%
1,468	Funko Inc., Class A Shares*	15,370
1,161	Hasbro Inc.	79,134
154	JAKKS Pacific Inc.*	3,795
2,804	Mattel Inc.*	53,220
	Total Toys/Games/Hobbies	151,519
	TOTAL CONSUMER CYCLICAL	93,321,232
CONSUMER NON-CYCLICAL – 20.8%
Agriculture – 0.1%
131	Alico Inc.	3,838
1,117	Andersons Inc.	56,933
4,039	Archer-Daniels-Midland Co.	246,339
1,135	Bunge Global SA	115,066
1,262	Darling Ingredients Inc.*	52,663
2,559	Dole PLC	41,225
1,218	Fresh Del Monte Produce Inc.	35,614
391	Ispire Technology Inc.*	2,831
682	Limoneira Co.	17,105
821	Tejon Ranch Co.*	14,688
569	Turning Point Brands Inc.	22,555
847	Universal Corp.	45,992
5,054	Vector Group Ltd.	75,709
36,089	Vital Farms Inc.*	1,134,999
	Total Agriculture	1,865,557
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – 0.2%
78	Boston Beer Co., Inc., Class A Shares*	$21,194
2,109	BRC Inc., Class A Shares*	9,343
408	Brown-Forman Corp., Class A Shares	18,666
1,449	Brown-Forman Corp., Class B Shares	66,060
1,463	Celsius Holdings Inc.*	55,638
50	Coca-Cola Consolidated Inc.	67,120
1,773	Duckhorn Portfolio Inc.*	11,223
12,718	MGP Ingredients Inc.	1,139,406
1,376	Molson Coors Beverage Co., Class B Shares	74,263
832	National Beverage Corp.	37,573
5,672	Primo Water Corp.	125,351
15,957	Vita Coco Co., Inc.*	416,797
1,130	Westrock Coffee Co.*	9,034
	Total Beverages	2,051,668
Biotechnology – 5.5%
919	2seventy bio Inc.*	4,476
1,848	4D Molecular Therapeutics Inc.*	27,738
2,798	89bio Inc.*	26,581
3,393	Absci Corp.*	14,929
4,153	ACADIA Pharmaceuticals Inc.*	68,857
1,584	Achieve Life Sciences Inc.*	6,954
576	Acrivon Therapeutics Inc.*	5,466
1,121	Actinium Pharmaceuticals Inc.*	2,231
2,120	Acumen Pharmaceuticals Inc.*	5,809
3,124	ADC Therapeutics SA*	9,060
114,928	ADMA Biologics Inc.*	1,989,404
985	Adverum Biotechnologies Inc.*	6,836
253	Aerovate Therapeutics Inc.*	488
841	Agenus Inc.*	4,331
2,477	Akero Therapeutics Inc.*	67,374
843	Aldeyra Therapeutics Inc.*	4,851
3,487	Allogene Therapeutics Inc.*	9,171
4,517	Alnylam Pharmaceuticals Inc.*	1,186,571
1,930	Altimmune Inc.*	12,931
460	Alto Neuroscience Inc.*	5,893
907	ALX Oncology Holdings Inc.*	2,104
10,573	Amicus Therapeutics Inc.*	122,753
707	AnaptysBio Inc.*	26,930
2,781	Anavex Life Sciences Corp.*(b)	16,742
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
682	ANI Pharmaceuticals Inc.*	$43,477
2,534	Annexon Inc.*	14,444
808	Apellis Pharmaceuticals Inc.*	31,431
56,502	Apogee Therapeutics Inc.*	2,891,207
3,794	Applied Therapeutics Inc.*	24,054
4,941	Arbutus Biopharma Corp.*	19,122
1,559	Arcellx Inc.*	107,166
831	Arcturus Therapeutics Holdings Inc.*	17,534
1,900	Arcus Biosciences Inc.*	32,528
3,950	Arcutis Biotherapeutics Inc.*	42,976
7,941	Ardelyx Inc.*	49,075
4,128	Argenx SE, ADR*	2,135,497
421	ArriVent Biopharma Inc.*(b)	11,253
4,295	Arrowhead Pharmaceuticals Inc.*	102,350
1,958	ARS Pharmaceuticals Inc.*	25,415
64,320	Astria Therapeutics Inc.*	786,634
3,052	Atea Pharmaceuticals Inc.*	11,750
6,130	Atossa Therapeutics Inc.*	8,398
1,446	Aura Biosciences Inc.*	11,496
4,871	Aurinia Pharmaceuticals Inc.*	33,171
2,285	Avid Bioservices Inc.*	24,084
28,292	Avidity Biosciences Inc.*	1,244,848
1,313	Axsome Therapeutics Inc.*	116,673
2,778	Beam Therapeutics Inc.*	74,117
7,333	BioCryst Pharmaceuticals Inc.*	63,724
1,193	Biogen Inc.*	244,279
11,202	Biohaven Ltd.*	441,359
1,556	BioMarin Pharmaceutical Inc.*	141,923
768	Biomea Fusion Inc.*(b)	5,629
164	Bio-Rad Laboratories Inc., Class A Shares*	55,320
1,685	Black Diamond Therapeutics Inc.*	10,278
7,689	Bluebird Bio Inc.*	4,317
2,244	Blueprint Medicines Corp.*	214,392
5,053	Bridgebio Pharma Inc.*	140,726
2,451	C4 Therapeutics Inc.*	15,490
1,236	Cabaletta Bio Inc.*	6,959
1,005	Candel Therapeutics Inc.*	6,784
1,273	Capricor Therapeutics Inc.*	5,818
2,173	Cardiff Oncology Inc.*	5,020
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
714	Cargo Therapeutics Inc.*	$13,466
2,989	Caribou Biosciences Inc.*	6,456
326	Cartesian Therapeutics Inc.*	4,551
1,426	Cassava Sciences Inc.*(b)	40,940
715	Celcuity Inc.*	11,411
2,336	Celldex Therapeutics Inc.*	96,547
1,384	Century Therapeutics Inc.*	2,436
921	Certara Inc.*	11,282
303	CervoMed Inc.*(b)	5,642
5,420	CG oncology Inc.*	199,890
2,383	ChromaDex Corp.*	8,221
721	Cibus Inc., Class A Shares*	4,881
3,047	Cogent Biosciences Inc.*	32,725
1,681	Compass Therapeutics Inc.*	2,656
329	Contineum Therapeutics Inc., Class A Shares*(b)	6,412
5,722	Corteva Inc.	327,871
165,376	Crinetics Pharmaceuticals Inc.*	8,774,851
1,474	Cullinan Therapeutics Inc.*	28,890
4,324	Cytek Biosciences Inc.*	24,820
3,991	Cytokinetics Inc.*	227,806
33,118	Day One Biopharmaceuticals Inc.*	458,353
4,482	Denali Therapeutics Inc.*	109,540
1,536	Design Therapeutics Inc.*	7,296
920	Dianthus Therapeutics Inc.*	26,524
622	Disc Medicine Inc., Class A Shares*	31,610
4,498	Dynavax Technologies Corp.*	50,468
2,910	Dyne Therapeutics Inc.*	134,122
40,886	Edgewise Therapeutics Inc.*	766,612
2,959	Editas Medicine Inc.*	11,067
2,585	Elevation Oncology Inc.*	2,011
997	Entrada Therapeutics Inc.*	17,647
4,782	Erasca Inc.*	13,820
7,488	Esperion Therapeutics Inc.*	13,703
2,119	Evolus Inc.*	33,671
2,502	Exelixis Inc.*	65,127
1,774	EyePoint Pharmaceuticals Inc.*	15,877
3,093	Fate Therapeutics Inc.*	11,351
1,287	Fibrobiologics Inc.*	2,085
1,029	Generation Bio Co.*	2,717
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
20,788	Geron Corp.*	$98,743
205	GRAIL Inc.*	2,893
331	Greenwich Lifesciences Inc.*	4,641
4,239	Guardant Health Inc.*	108,434
4,412	Halozyme Therapeutics Inc.*	281,706
739	Harvard Bioscience Inc.*	2,128
974	HilleVax Inc.*	1,821
3,124	Humacyte Inc.*	18,900
15,180	Ideaya Biosciences Inc.*	599,610
239	IGM Biosciences Inc.*(b)	2,435
7,098	Illumina Inc.*	932,677
4,803	ImmunityBio Inc.*(b)	18,972
1,965	Immunome Inc.*	29,829
2,123	Immunovant Inc.*	65,601
13,492	Incyte Corp.*	885,885
489	Inhibrx Biosciences Inc.*	7,120
650	Inmune Bio Inc.*	4,303
2,121	Innoviva Inc.*	41,105
1,121	Inovio Pharmaceuticals Inc.*	8,094
1,875	Inozyme Pharma Inc.*	10,387
15,576	Insmed Inc.*	1,191,097
3,488	Intellia Therapeutics Inc.*	78,271
861	Intra-Cellular Therapies Inc.*	63,094
4,329	Invivyd Inc.*	3,680
1,137	Ionis Pharmaceuticals Inc.*	54,212
9,183	Iovance Biotherapeutics Inc.*	107,074
1,052	iTeos Therapeutics Inc.*	17,726
1,037	Janux Therapeutics Inc.*	48,718
484	Jasper Therapeutics Inc.*	10,551
1,082	Keros Therapeutics Inc.*	49,069
32,993	Kiniksa Pharmaceuticals International PLC, Class A Shares*	882,233
584	Kodiak Sciences Inc.*	1,466
268	Korro Bio Inc.*(b)	12,789
4,295	Krystal Biotech Inc.*	838,040
39,159	Kymera Therapeutics Inc.*	1,893,729
835	Kyverna Therapeutics Inc.*	6,705
41,729	Larimar Therapeutics Inc.*	330,076
446	LENZ Therapeutics Inc.	10,432
458	Lexeo Therapeutics Inc.*	5,272
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
2,353	Lexicon Pharmaceuticals Inc.*	$4,071
4,739	Ligand Pharmaceuticals Inc.*	501,386
2,263	Lineage Cell Therapeutics Inc.*	2,000
2,044	Liquidia Corp.*	19,438
2,129	MacroGenics Inc.*	7,473
4,162	Maravai LifeSciences Holdings Inc., Class A Shares*	37,666
743	MeiraGTx Holdings PLC*	3,024
3,732	Mersana Therapeutics Inc.*	5,897
77,522	Mind Medicine MindMed Inc.*(b)	469,783
1,168	Mineralys Therapeutics Inc.*	14,495
199	Mirati Therapeutics Inc.*(a)(c)	139
536	Monte Rosa Therapeutics Inc.*	3,307
3,238	Myriad Genetics Inc.*	91,733
7,920	Nektar Therapeutics, Class A Shares*	10,138
21,119	NeoGenomics Inc.*	348,886
3,181	Neumora Therapeutics Inc.*	36,581
2,164	Nkarta Inc.*	11,491
5,136	Novavax Inc.*	63,584
40,551	Nurix Therapeutics Inc.*	1,021,885
21,861	Nuvalent Inc., Class A Shares*	1,861,027
5,681	Nuvation Bio Inc.*	18,293
1,571	Olema Pharmaceuticals Inc.*	18,538
1,989	Omeros Corp.*(b)	8,374
1,284	Organogenesis Holdings Inc., Class A Shares*	3,698
1,088	Ovid Therapeutics Inc.*	1,229
653	PepGen Inc.*	6,288
1,850	Perspective Therapeutics Inc.*	29,230
1,253	Phathom Pharmaceuticals Inc.*(b)	20,700
2,034	Pliant Therapeutics Inc.*	27,032
1,531	Poseida Therapeutics Inc., Class A Shares*	4,379
7,847	Praxis Precision Medicines Inc.*	417,068
2,488	Precigen Inc.*	2,737
905	Prelude Therapeutics Inc.*	4,706
2,350	Prime Medicine Inc.*(b)	10,058
823	ProKidney Corp., Class A Shares*	1,975
1,479	Prothena Corp. PLC*	32,937
2,747	PTC Therapeutics Inc.*	97,024
2,018	Puma Biotechnology Inc.*	5,045
2,269	Pyxis Oncology Inc.*	8,599
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
306	Q32 Bio Inc.*	$13,305
540	RAPT Therapeutics Inc.*	1,110
7,520	Recursion Pharmaceuticals Inc., Class A Shares*(b)	54,746
1,455	REGENXBIO Inc.*	17,780
3,206	Relay Therapeutics Inc.*	21,769
3,049	Renovaro Inc.*	1,825
1,856	Replimune Group Inc.*	18,876
5,443	REVOLUTION Medicines Inc.*	232,035
515	Rigel Pharmaceuticals Inc.*	6,922
2,174	Rocket Pharmaceuticals Inc.*	40,980
2,894	Roivant Sciences Ltd.*	35,394
3,248	Royalty Pharma PLC, Class A Shares	94,289
1,861	Sage Therapeutics Inc.*	15,688
5,013	Sana Biotechnology Inc.*	30,329
748	Sarepta Therapeutics Inc.*	101,563
3,419	Savara Inc.*	14,599
2,431	Scholar Rock Holding Corp.*	22,608
1,842	Shattuck Labs Inc.*	6,613
7,127	Soleno Therapeutics Inc.*	348,867
1,101	Solid Biosciences Inc.*	9,832
2,483	SpringWorks Therapeutics Inc.*	103,566
1,394	Stoke Therapeutics Inc.*	20,283
94,337	Structure Therapeutics Inc., ADR*	3,597,070
3,490	Sutro Biopharma Inc.*	15,949
2,734	Syndax Pharmaceuticals Inc.*	56,184
1,655	Tango Therapeutics Inc.*	19,579
1,372	Tarsus Pharmaceuticals Inc.*	37,195
6,515	Taysha Gene Therapies Inc.*	14,594
1,104	Tenaya Therapeutics Inc.*	2,959
2,299	Terns Pharmaceuticals Inc.*	17,518
4,762	TG Therapeutics Inc.*	111,859
1,841	Theravance Biopharma Inc.*	15,188
840	Third Harmonic Bio Inc.*	9,702
941	Tourmaline Bio Inc.(b)	15,856
2,653	Travere Therapeutics Inc.*	25,124
1,644	TScan Therapeutics Inc.*	9,256
829	Tyra Biosciences Inc.*	18,868
681	Ultragenyx Pharmaceutical Inc.*	38,667
355	United Therapeutics Corp.*	129,060
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
1,011	UroGen Pharma Ltd.*	$14,063
1,806	Ventyx Biosciences Inc.*	4,027
9,908	Vera Therapeutics Inc., Class A Shares*	374,721
18,426	Veracyte Inc.*	581,340
1,463	Verastem Inc.*	3,657
1,641	Vericel Corp.*	84,758
6,739	Veru Inc.*	5,515
2,525	Verve Therapeutics Inc.*	16,917
892	Viking Therapeutics Inc.*	57,195
2,977	Vir Biotechnology Inc.*	24,590
2,357	Viridian Therapeutics Inc.*	34,601
2,443	WaVe Life Sciences Ltd.*	14,023
1,749	Werewolf Therapeutics Inc.*	3,778
3,203	X4 Pharmaceuticals Inc.*	2,242
952	XBiotech Inc.*	6,093
2,025	Xencor Inc.*	35,417
108,949	Xenon Pharmaceuticals Inc.*	4,395,003
186	XOMA Royalty Corp.*	5,440
2,079	Zentalis Pharmaceuticals Inc.*	7,214
1,862	Zevra Therapeutics Inc.*	14,244
1,239	Zura Bio Ltd., Class A Shares*(b)	5,117
1,967	Zymeworks Inc.*	23,073
	Total Biotechnology	49,476,620
Commercial Services – 3.3%
1,272	Aaron’s Co., Inc.	12,834
2,274	ABM Industries Inc.	129,959
668	Acacia Research Corp.*	3,213
1,989	ADT Inc.	14,500
1,375	Adtalem Global Education Inc.*	104,101
19,778	Affirm Holdings Inc., Class A Shares*	870,430
727	AirSculpt Technologies Inc.*	3,046
1,737	Alarm.com Holdings Inc.*	103,421
17,064	Alight Inc., Class A Shares*	127,297
1,158	Alta Equipment Group Inc.	7,805
663	American Public Education Inc.*	11,085
1,313	AMN Healthcare Services Inc.*	69,628
1,895	API Group Corp.*	67,367
117,938	Arlo Technologies Inc.*	1,384,592
163	Avis Budget Group Inc.	13,364
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
948	Barrett Business Services Inc.	$34,611
4,546	Block Inc., Class A Shares*	300,400
8,248	Booz Allen Hamilton Holding Corp., Class A Shares	1,309,617
9,430	Bright Horizons Family Solutions Inc.*	1,326,990
78,972	BrightView Holdings Inc.*	1,261,183
1,609	Brink’s Co.	178,486
988	Cadiz Inc.*	3,330
521	Carriage Services Inc., Class A Shares	17,271
497	Cass Information Systems Inc.	21,590
1,721	CBIZ Inc.*	126,666
4,052	Chegg Inc.*	8,752
626	Cimpress PLC*	61,899
3,871	Clarivate PLC*	26,555
828	CompoSecure Inc., Class A Shares	9,712
3,947	CoreCivic Inc.*	54,390
560	Corpay Inc.*	176,708
4,500	Coursera Inc.*	36,450
237	CPI Card Group Inc.*	6,788
241	CRA International Inc.	40,633
1,254	Cross Country Healthcare Inc.*	18,710
2,349	Custom Truck One Source Inc.*	9,631
1,557	Deluxe Corp.	32,059
390	Distribution Solutions Group Inc.*	14,516
465	DLH Holdings Corp.*	5,059
2,266	Driven Brands Holdings Inc.*	32,494
2,267	Dun & Bradstreet Holdings Inc.	27,204
422	Emerald Holding Inc.	2,342
946	Ennis Inc.	22,619
1,006	Equifax Inc.	308,973
340	Euronet Worldwide Inc.*	36,689
1,262	European Wax Center Inc., Class A Shares*	8,708
2,247	EVERTEC Inc.	76,960
1,928	First Advantage Corp.*	36,921
3,399	FiscalNote Holdings Inc.*	4,419
4,387	Flywire Corp.*	79,449
219	Forrester Research Inc.*	4,200
437	Franklin Covey Co.*	17,594
294	FTI Consulting Inc.*	67,123
4,202	GEO Group Inc.*	58,282
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
2,054	Global Payments Inc.	$228,015
116	Graham Holdings Co., Class B Shares	92,242
242	Grand Canyon Education Inc.*	35,092
1,759	Green Dot Corp., Class A Shares*	19,648
937	GXO Logistics Inc.*	46,897
1,159	H&R Block Inc.	73,376
912	Hackett Group Inc.	24,168
2,641	Healthcare Services Group Inc.*	28,760
721	Heidrick & Struggles International Inc.	27,831
1,010	Herc Holdings Inc.	147,834
4,845	Hertz Global Holdings Inc.*	14,729
320	HireQuest Inc.	4,557
32,715	Huron Consulting Group Inc.*	3,613,045
759	I3 Verticals Inc., Class A Shares*	17,199
642	ICF International Inc.	106,418
616	Information Services Group Inc.	2,156
1,291	Insperity Inc.	121,341
1,280	John Wiley & Sons Inc., Class A Shares	61,837
1,124	Kelly Services Inc., Class A Shares	23,728
670	Kforce Inc.	43,945
37,829	Korn Ferry	2,763,408
4,541	Laureate Education Inc., Class A Shares	70,022
4,651	Legalzoom.com Inc.*	31,348
756	Lifecore Biomedical Inc.*	3,311
1,077	Lincoln Educational Services Corp.*	13,409
2,266	LiveRamp Holdings Inc.*	58,735
403	ManpowerGroup Inc.	29,790
294	MarketAxess Holdings Inc.	71,263
16,838	Marqeta Inc., Class A Shares*	89,747
1,059	Matthews International Corp., Class A Shares	26,824
410	Medifast Inc.	7,503
3,563	Mister Car Wash Inc.*	23,195
6,519	Moneylion Inc.*	302,612
1,103	Monro Inc.	29,880
217	Morningstar Inc.	68,088
528	National Research Corp.	12,038
334	Paylocity Holding Corp.*	53,908
10,343	Payoneer Global Inc.*	76,848
1,228	Paysafe Ltd.*	27,507
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
2,299	Perdoceo Education Corp.	$51,590
2,510	Performant Financial Corp.*	8,860
979	Priority Technology Holdings Inc.*	5,874
1,546	PROG Holdings Inc.	72,291
3,054	Progyny Inc.*	71,738
554	Quad/Graphics Inc.	2,598
11,902	Quanta Services Inc.	3,274,597
1,189	R1 RCM Inc.*	16,777
1,511	RB Global Inc.	130,142
5,282	Remitly Global Inc.*	72,099
2,971	Repay Holdings Corp., Class A Shares*	25,135
1,227	Resources Connection Inc.	12,798
818	Robert Half Inc.	51,264
2,308	Rollins Inc.	115,815
1,155	Service Corp. International	90,402
2,747	Sezzle Inc.*(b)	374,224
489	Shift4 Payments Inc., Class A Shares*	40,636
176	SoundThinking Inc.*	2,482
953	Spire Global Inc.*(b)	8,177
1,057	Sterling Check Corp.*	17,113
9,909	StoneCo Ltd., Class A Shares*	131,393
778	Strategic Education Inc.	75,077
19,113	Stride Inc.*	1,573,764
1,220	Target Hospitality Corp.*	11,822
66,171	Toast Inc., Class A Shares*	1,645,011
292	Transcat Inc.*	36,050
1,602	TransUnion	155,090
1,170	TriNet Group Inc.	120,311
1,175	TrueBlue Inc.*	9,365
3,117	Udemy Inc.*	26,401
47	U-Haul Holding Co.*	3,338
801	U-Haul Holding Co. (Non-Voting)	54,748
538	United Rentals Inc.	398,798
1,314	Universal Technical Institute Inc.*	22,929
1,908	Upbound Group Inc.	63,536
53,372	Valvoline Inc.*	2,252,298
1,165	Verisk Analytics Inc., Class A Shares	317,835
5,962	Verra Mobility Corp., Class A Shares*	164,611
911	Vestis Corp.	12,818
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
734	Viad Corp.*	$25,257
337	WEX Inc.*	64,374
479	Willdan Group Inc.*	18,255
1,516	WillScot Holdings Corp.*	58,427
2,419	ZipRecruiter Inc., Class A Shares*	23,101
	Total Commercial Services	28,990,100
Cosmetics/Personal Care – 0.8%
3,178	Beauty Health Co.*	5,689
3,039	Coty Inc., Class A Shares*	28,506
1,744	Edgewell Personal Care Co.	70,144
9,209	elf Beauty Inc.*	1,379,416
3,432	Honest Co., Inc.*	16,027
631	Inter Parfums Inc.	81,298
15,669	Kenvue Inc.	343,935
5,994	Olaplex Holdings Inc.*	12,527
1,102	Perrigo Co. PLC	32,068
60,243	Prestige Consumer Healthcare Inc.*	4,496,538
671	Waldencast PLC, Class A Shares*	2,147
	Total Cosmetics/Personal Care	6,468,295
Food – 1.8%
3,297	Albertsons Cos., Inc., Class A Shares	64,687
2,550	B&G Foods Inc.	21,598
1,969	Beyond Meat Inc.*(b)	11,971
583	Calavo Growers Inc.	13,421
1,413	Cal-Maine Foods Inc.	101,792
1,515	Campbell Soup Co.	75,326
1,231	Chefs’ Warehouse Inc.*	52,724
3,936	Conagra Brands Inc.	122,803
1,525	Flowers Foods Inc.	35,441
4,621	General Mills Inc.	334,052
798	Grocery Outlet Holding Corp.*	15,114
62,996	Hain Celestial Group Inc.*	503,968
1,209	Hershey Co.	233,410
745	HF Foods Group Inc.*	2,645
2,283	Hormel Foods Corp.	74,312
496	Ingles Markets Inc., Class A Shares	36,704
20,558	Ingredion Inc.	2,761,145
519	J & J Snack Foods Corp.	88,329
841	JM Smucker Co.	96,446
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
319	John B Sanfilippo & Son Inc.	$30,264
2,162	Kellanova	174,279
3,084	Krispy Kreme Inc.	34,757
5,432	Kroger Co.	289,037
1,138	Lamb Weston Holdings Inc.	70,465
8,187	Lancaster Colony Corp.	1,398,012
1,435	Mama’s Creations Inc.*	11,494
2,074	McCormick & Co., Inc.	165,982
1,792	Mission Produce Inc.*	19,210
52	Nathan’s Famous Inc.	4,047
212	Natural Grocers by Vitamin Cottage Inc.	5,643
37,067	Performance Food Group Co.*	2,766,681
377	Pilgrim’s Pride Corp.*	17,561
413	Post Holdings Inc.*	47,813
1	Seaboard Corp.	3,110
201	Seneca Foods Corp., Class A Shares*	12,114
3,281	Simply Good Foods Co.*	103,647
1,249	SpartanNash Co.	27,590
31,172	Sprouts Farmers Market Inc.*	3,243,447
3,409	SunOpta Inc.*	19,602
4,075	Sysco Corp.	317,728
58,836	TreeHouse Foods Inc.*	2,417,571
2,318	Tyson Foods Inc., Class A Shares	149,071
2,111	United Natural Foods Inc.*	31,939
1,895	US Foods Holding Corp.*	112,203
2,523	Utz Brands Inc.	42,613
309	Village Super Market Inc., Class A Shares	9,934
581	Weis Markets Inc.	39,264
2,428	WK Kellogg Co.	41,689
	Total Food	16,252,655
Healthcare-Products – 4.8%
750	10X Genomics Inc., Class A Shares*	17,512
1,695	Accuray Inc.*	3,695
4,372	Adaptive Biotechnologies Corp.*	20,548
2,395	Agilent Technologies Inc.	342,293
580	Akoya Biosciences Inc.*	1,479
611	Align Technology Inc.*	144,941
3,803	Alphatec Holdings Inc.*	26,241
1,353	AngioDynamics Inc.*	10,093
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
1,416	Artivion Inc.*	$38,430
1,614	AtriCure Inc.*	42,303
1,646	Avanos Medical Inc.*	39,866
5,595	Avantor Inc.*	144,575
954	Avita Medical Inc.*	8,929
7,651	Axogen Inc.*	100,611
1,831	Axonics Inc.*	126,641
484	Azenta Inc.*	23,968
4,193	Baxter International Inc.	159,082
1,270	BioLife Solutions Inc.*	32,868
1,223	Bio-Techne Corp.	90,490
29,319	Bioventus Inc., Class A Shares*	294,656
879	Bruker Corp.	59,060
33,332	CareDx Inc.*	1,024,292
917	Castle Biosciences Inc.*	27,207
6,901	Cerus Corp.*	15,596
1,053	CONMED Corp.	77,101
1,607	Cooper Cos., Inc.*	169,908
205	CVRx Inc.*	2,021
1,682	DENTSPLY SIRONA Inc.	42,538
2,074	Embecta Corp.	33,889
432	Enovis Corp.*	20,131
54,242	Envista Holdings Corp.*	990,459
1,489	Exact Sciences Corp.*	91,856
3,490	GE HealthCare Technologies Inc.	296,022
30,143	Glaukos Corp.*	4,035,846
34,744	Globus Medical Inc., Class A Shares*	2,525,889
1,799	Haemonetics Corp.*	135,968
1,903	Hologic Inc.*	154,600
774	ICU Medical Inc.*	127,965
674	IDEXX Laboratories Inc.*	324,416
1,841	Inari Medical Inc.*	79,586
334	InfuSystem Holdings Inc.*	2,221
2,684	Inmode Ltd.*	44,850
410	Inogen Inc.*	5,031
231	Inspire Medical Systems Inc.*	41,538
576	Insulet Corp.*	116,796
11,785	Integer Holdings Corp.*	1,532,875
13,060	Integra LifeSciences Holdings Corp.*	265,640
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
286	iRadimed Corp.	$13,431
1,124	iRhythm Technologies Inc.*	79,669
15,300	Lantheus Holdings Inc.*	1,628,991
12,170	LeMaitre Vascular Inc.	1,098,829
1,964	LivaNova PLC*	98,966
346	Masimo Corp.*	40,662
3,354	MaxCyte Inc.*	14,489
2,048	Merit Medical Systems Inc.*	198,001
4,099	MiMedx Group Inc.*	28,037
34,915	Natera Inc.*	4,129,048
885	Nautilus Biotechnology Inc., Class A Shares*	2,301
7,837	Neogen Corp.*	135,188
737	NeuroPace Inc.*	5,837
1,314	Nevro Corp.*	8,134
3,868	Novocure Ltd.*	75,194
3,430	OmniAb Inc.*	14,372
10,865	Omnicell Inc.*	483,275
2,423	OraSure Technologies Inc.*	10,855
375	Orchestra BioMed Holdings Inc.*	2,512
1,168	Orthofix Medical Inc.*	20,370
605	OrthoPediatrics Corp.*	19,330
8,898	Pacific Biosciences of California Inc.*	12,190
1,673	Paragon 28 Inc.*	13,919
2,776	Patterson Cos., Inc.	62,432
287	Penumbra Inc.*	58,066
16,709	PROCEPT BioRobotics Corp.*	1,320,011
1,452	Pulmonx Corp.*	10,629
679	Pulse Biosciences Inc.*(b)	12,657
1,764	QIAGEN NV*	80,632
1,247	Quanterix Corp.*	16,248
1,784	Quantum-Si Inc.*	1,689
33,646	QuidelOrtho Corp.*	1,421,543
437	Repligen Corp.*	65,956
1,184	ResMed Inc.	290,104
27,973	Revvity Inc.	3,427,811
11,238	RxSight Inc.*	633,711
91	Sanara Medtech Inc.*	3,266
88	Semler Scientific Inc.*	2,350
1,277	Sera Prognostics Inc., Class A Shares*	9,386
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
1,437	SI-BONE Inc.*	$23,883
1,404	Silk Road Medical Inc.*	38,062
1,161	Solventum Corp.*	74,432
1,685	STAAR Surgical Co.*	55,757
2,874	Stereotaxis Inc.*	6,581
810	STERIS PLC	195,291
527	Surmodics Inc.*	20,885
898	Tactile Systems Technology Inc.*	12,294
12,636	Tandem Diabetes Care Inc.*	549,666
13,270	Teleflex Inc.	3,253,406
49,590	TransMedics Group Inc.*	8,334,095
1,652	Treace Medical Concepts Inc.*	10,193
15,302	Twist Bioscience Corp.*	661,658
247	UFP Technologies Inc.*	84,284
120	Utah Medical Products Inc.	8,159
1,406	Varex Imaging Corp.*	17,547
485	Waters Corp.*	167,980
596	West Pharmaceutical Services Inc.	186,923
1,634	Zimmer Biomet Holdings Inc.	188,662
978	Zimvie Inc.*	16,959
346	Zynex Inc.*(b)	2,720
	Total Healthcare-Products	43,372,050
Healthcare-Services – 1.9%
712	Acadia Healthcare Co., Inc.*	58,334
2,466	Accolade Inc.*	10,702
544	Addus HomeCare Corp.*	72,357
11,193	agilon health Inc.*	45,667
266	Amedisys Inc.*	26,071
1,482	Astrana Health Inc.*	70,825
870	Aveanna Healthcare Holdings Inc.*	4,915
1,792	BrightSpring Health Services Inc.*	22,490
6,586	Brookdale Senior Living Inc.*	46,826
1,418	Catalent Inc.*	86,441
4,365	Centene Corp.*	344,093
417	Charles River Laboratories International Inc.*	82,462
116	Chemed Corp.	67,996
4,870	Community Health Systems Inc.*	26,541
315	CorVel Corp.*	101,030
430	DaVita Inc.*	64,896
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
3,054	DocGo Inc.*	$11,544
47,306	Encompass Health Corp.	4,401,823
1,695	Enhabit Inc.*	14,306
1,981	Ensign Group Inc.	299,844
730	Fortrea Holdings Inc.*	16,834
770	Fulgent Genetics Inc.*	17,371
20,889	GeneDx Holdings Corp., Class A Shares*	667,195
3,020	HealthEquity Inc.*	240,271
19,585	Humana Inc.	6,942,295
4,279	ICON PLC ADR*	1,378,095
485	Innovage Holding Corp.*	3,085
1,474	IQVIA Holdings Inc.*	370,785
339	Joint Corp.*	3,834
692	Labcorp Holdings Inc.	159,084
3,811	LifeStance Health Group Inc.*	24,047
211	Medpace Holdings Inc.*	74,962
490	ModivCare Inc.*	14,141
478	Molina Healthcare Inc.*	167,200
1,585	Nano-X Imaging Ltd.*(b)	10,096
439	National HealthCare Corp.	60,200
15,560	OPKO Health Inc.*(b)	26,141
6,984	Oscar Health Inc., Class A Shares*	127,807
940	PACS Group Inc.*	37,290
3,029	Pediatrix Medical Group Inc.*	32,895
1,051	Pennant Group Inc.*	36,007
878	Quest Diagnostics Inc.	137,820
739	Quipt Home Medical Corp.*	2,114
2,372	RadNet Inc.*	157,240
3,837	Select Medical Holdings Corp.	138,401
180	Sonida Senior Living Inc.*	4,968
1,099	Sotera Health Co.*	16,969
2,602	Surgery Partners Inc.*	83,134
6,201	Teladoc Health Inc.*	44,461
796	Tenet Healthcare Corp.*	132,009
472	Universal Health Services Inc., Class B Shares	112,322
518	US Physical Therapy Inc.	44,341
1,334	Viemed Healthcare Inc.*	10,138
	Total Healthcare-Services	17,152,715
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.0%
3,111	ACCO Brands Corp.	$17,048
659	Avery Dennison Corp.	146,199
367	Central Garden & Pet Co.*	14,485
1,788	Central Garden & Pet Co., Class A Shares*	61,150
2,001	Church & Dwight Co., Inc.	203,862
1,022	Clorox Co.	161,793
815	Helen of Troy Ltd.*	43,505
1,574	Quanex Building Products Corp.	43,490
490	Reynolds Consumer Products Inc.	15,435
235	Spectrum Brands Holdings Inc.	22,165
490	WD-40 Co.	128,792
	Total Household Products/Wares	857,924
Pharmaceuticals – 2.4%
2,413	ACELYRIN Inc.*	11,534
3,387	AdaptHealth Corp., Class A Shares*	37,223
1,924	Agios Pharmaceuticals Inc.*	88,331
9,241	Akebia Therapeutics Inc.*	14,324
2,403	Alector Inc.*	12,688
1,073	Alimera Sciences Inc.*	5,934
6,035	Alkermes PLC*	171,696
5,905	Amneal Pharmaceuticals Inc.*	51,137
1,334	Amphastar Pharmaceuticals Inc.*	65,019
563	Anika Therapeutics Inc.*	14,469
3,346	Aquestive Therapeutics Inc.*	15,157
2,343	Arvinas Inc.*	61,293
8,734	Ascendis Pharma AS, ADR*	1,209,222
23,827	Avadel Pharmaceuticals PLC*	361,456
25,292	BellRing Brands Inc.*	1,414,582
778	Biote Corp., Class A Shares*	4,886
1,998	Cardinal Health Inc.	225,215
3,890	Catalyst Pharmaceuticals Inc.*	78,772
1,375	Cencora Inc.	329,409
50,718	Centessa Pharmaceuticals PLC, ADR*(b)	684,693
1,851	Coherus Biosciences Inc.*	2,573
1,086	Collegium Pharmaceutical Inc.*	41,768
400	Corbus Pharmaceuticals Holdings Inc.*	24,472
2,776	Corcept Therapeutics Inc.*	97,993
2,172	CorMedix Inc.*	13,553
3,233	DexCom Inc.*	224,176
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
3,887	Elanco Animal Health Inc.*	$60,132
796	Enanta Pharmaceuticals Inc.*	10,252
1,329	Enliven Therapeutics Inc.*	29,078
411	Fennec Pharmaceuticals Inc.*(a)	2,289
484	Foghorn Therapeutics Inc.*	4,007
2,479	Fulcrum Therapeutics Inc.*	21,195
1,750	G1 Therapeutics Inc.*	12,442
370	Gyre Therapeutics Inc.*(b)	5,095
1,141	Harmony Biosciences Holdings Inc.*	41,053
1,189	Harrow Inc.*	48,107
1,028	Henry Schein Inc.*	72,525
3,536	Herbalife Ltd.*	28,854
4,679	Heron Therapeutics Inc.*	9,030
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	24,622
486	Jazz Pharmaceuticals PLC*	56,366
24,424	KalVista Pharmaceuticals Inc.*	327,037
2,451	Kura Oncology Inc.*	51,618
24,495	Longboard Pharmaceuticals Inc.*	883,780
6,663	Lyell Immunopharma Inc.*	9,661
628	Madrigal Pharmaceuticals Inc.*	155,198
9,139	MannKind Corp.*	57,210
397	MediWound Ltd.*	7,301
15,458	Merus NV*	788,203
1,442	Mirum Pharmaceuticals Inc.*	62,165
241	Nature’s Sunshine Products Inc.*	3,326
15,544	Neurocrine Biosciences Inc.*	1,975,021
419	Neurogene Inc.*	15,679
10,417	Ocugen Inc.*(b)	13,542
5,773	Ocular Therapeutix Inc.*	50,918
68,751	Option Care Health Inc.*	2,201,407
2,066	Organon & Co.	46,175
2,442	ORIC Pharmaceuticals Inc.*	25,324
461	Outlook Therapeutics Inc.*	3,388
2,570	Owens & Minor Inc.*	39,938
1,591	Pacira BioSciences Inc.*	24,756
1,033	PetIQ Inc., Class A Shares*	31,558
798	Phibro Animal Health Corp., Class A Shares	16,758
997	Premier Inc., Class A Shares	20,309
16,793	Protagonist Therapeutics Inc.*	720,252
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
3,086	Regulus Therapeutics Inc.*	$5,184
3,218	Revance Therapeutics Inc.*	21,142
29,825	Rhythm Pharmaceuticals Inc.*	1,410,424
530	scPharmaceuticals Inc.*	2,698
1,793	SIGA Technologies Inc.	16,191
836	Skye Bioscience Inc.*	5,175
1,300	Spyre Therapeutics Inc.*	37,375
4,257	Summit Therapeutics Inc.*(b)	55,256
1,710	Supernus Pharmaceuticals Inc.*	60,124
1,072	Trevi Therapeutics Inc.*	3,388
419	USANA Health Sciences Inc.*	17,104
2,309	Vanda Pharmaceuticals Inc.*	12,215
60,488	Vaxcyte Inc.*	4,885,011
536	Verrica Pharmaceuticals Inc.*	1,260
9,369	Viatris Inc.	113,178
1,516	Voyager Therapeutics Inc.*	9,945
5,754	Xeris Biopharma Holdings Inc.*	16,169
1,334	Y-mAbs Therapeutics Inc.*	19,090
	Total Pharmaceuticals	19,908,075
	TOTAL CONSUMER NON-CYCLICAL	186,395,659
ENERGY – 4.4%
Coal – 0.2%
394	Alpha Metallurgical Resources Inc.	94,225
616	Arch Resources Inc.	84,041
1,048	CONSOL Energy Inc.	107,189
427	Hallador Energy Co.*	2,865
74	NACCO Industries Inc., Class A Shares	2,063
4,613	Peabody Energy Corp.	107,990
856	Ramaco Resources Inc., Class A Shares	10,435
2,976	SunCoke Energy Inc.	26,665
32,325	Teck Resources Ltd., Class B Shares	1,548,368
1,865	Warrior Met Coal Inc.	114,343
	Total Coal	2,098,184
Energy-Alternate Sources – 0.2%
1,286	Aemetis Inc.*	3,164
5,233	Array Technologies Inc.*	35,113
1,943	ASP Isotopes Inc.*	4,605
1,790	Energy Vault Holdings Inc.*	1,808
1,040	Enphase Energy Inc.*	125,882
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Energy-Alternate Sources – (continued)
7,999	First Solar Inc.*	$1,818,733
2,091	Fluence Energy Inc., Class A Shares*	38,412
4,984	Freyr Battery Inc.*	6,130
16,731	FuelCell Energy Inc.*	6,773
480	FutureFuel Corp.	2,995
2,042	Green Plains Inc.*	28,935
2,634	Montauk Renewables Inc.*	12,353
23,064	Plug Power Inc.*(b)	43,360
562	REX American Resources Corp.*	25,487
5,913	Shoals Technologies Group Inc., Class A Shares*	31,871
2,589	Stem Inc.*	1,510
3,854	Sunnova Energy International Inc.*	42,818
7,880	Sunrun Inc.*	161,698
941	TPI Composites Inc.*	4,075
	Total Energy-Alternate Sources	2,395,722
Oil & Gas – 2.3%
1,649	Amplify Energy Corp.*	11,757
59,366	Antero Resources Corp.*	1,602,288
2,884	APA Corp.	82,165
2,782	Berry Corp.	17,221
8,674	Borr Drilling Ltd.*	52,651
2,379	California Resources Corp.	124,826
29,288	Chesapeake Energy Corp.	2,181,663
513	Chord Energy Corp.	76,145
55,407	Civitas Resources Inc.	3,398,111
5,358	CNX Resources Corp.*	148,256
3,296	Comstock Resources Inc.	35,036
6,097	Coterra Energy Inc.	148,340
5,932	Crescent Energy Co., Class A Shares	70,769
1,275	CVR Energy Inc.	32,410
2,235	Delek US Holdings Inc.	45,639
5,129	Devon Energy Corp.	229,677
3,573	Diamond Offshore Drilling Inc.*	51,237
21,192	Diamondback Energy Inc.	4,134,771
1,797	Diversified Energy Co. PLC(b)	21,977
322	Empire Petroleum Corp.*	1,903
4,805	EQT Corp.	161,016
568	Evolution Petroleum Corp.	2,925
2,150	Granite Ridge Resources Inc.	13,652
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
3,276	Gulfport Energy Corp.*	$475,217
3,325	Helmerich & Payne Inc.	108,495
2,284	Hess Corp.	315,329
1,294	HF Sinclair Corp.	63,587
638	HighPeak Energy Inc.(b)	10,259
16,893	Kosmos Energy Ltd.*	82,269
6,204	Magnolia Oil & Gas Corp., Class A Shares	158,884
4,546	Marathon Oil Corp.	130,243
985	Matador Resources Co.	55,869
5,181	Murphy Oil Corp.	193,148
330	Nabors Industries Ltd.*	24,872
4,091	Noble Corp. PLC	156,072
3,559	Northern Oil & Gas Inc.	141,577
53,519	Ovintiv Inc.	2,292,219
1,911	Par Pacific Holdings Inc.*	42,883
14,315	Patterson-UTI Energy Inc.	131,841
3,668	PBF Energy Inc., Class A Shares	124,932
230,778	Permian Resources Corp., Class A Shares	3,286,279
41	PrimeEnergy Resources Corp.*	5,494
1,858	Range Resources Corp.	55,517
466	Riley Exploration Permian Inc.	13,281
6,332	Ring Energy Inc.*	11,714
1,907	Sable Offshore Corp.*(b)	32,114
1,203	SandRidge Energy Inc.	15,976
2,670	Seadrill Ltd.*	115,130
2,843	Sitio Royalties Corp., Class A Shares	63,200
4,089	SM Energy Co.	186,581
8,708	Southwestern Energy Co.*	55,557
5,388	Talos Energy Inc.*	61,800
155	Texas Pacific Land Corp.	134,678
26,170	Transocean Ltd.*	124,046
3,503	VAALCO Energy Inc.	22,805
2,248	Valaris Ltd.*	137,263
789	Viper Energy Inc., Class A Shares	37,556
1,054	Vital Energy Inc.*	37,828
919	Vitesse Energy Inc.	23,765
1,811	W&T Offshore Inc.	4,147
601	Weatherford International PLC	63,069
	Total Oil & Gas	21,639,931
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas Services – 1.2%
5,557	Archrock Inc.	$112,418
1,137	Aris Water Solutions Inc., Class A Shares	19,124
30,590	Atlas Energy Solutions Inc., Class A Shares	645,143
8,169	Baker Hughes Co., Class A Shares	287,304
9,457	Bristow Group Inc.*	376,483
108,861	ChampionX Corp.	3,388,843
1,690	Core Laboratories Inc.	33,056
756	DMC Global Inc.*	9,352
3,705	DNOW Inc.*	48,239
419	Drilling Tools International Corp.*	1,722
1,223	Dril-Quip Inc.*	19,947
3,430	Expro Group Holdings NV*	68,120
416	Forum Energy Technologies Inc.*	7,218
636	Geospace Technologies Corp.*	6,564
7,156	Halliburton Co.	222,480
5,031	Helix Energy Solutions Group Inc.*	56,448
602	Kodiak Gas Services Inc.	16,706
5,615	Liberty Energy Inc., Class A Shares	115,613
1,322	Mammoth Energy Services Inc.*	5,050
1,108	Matrix Service Co.*	11,036
471	Natural Gas Services Group Inc.*	10,329
2,834	Newpark Resources Inc.*	23,324
3,125	NOV Inc.	55,531
3,471	Oceaneering International Inc.*	93,682
2,422	Oil States International Inc.*	12,812
471	ProFrac Holding Corp., Class A Shares*	3,226
3,494	ProPetro Holding Corp.*	27,742
272	Ranger Energy Services Inc., Class A Shares	3,386
3,100	RPC Inc.	19,902
58,300	Schlumberger NV	2,564,617
939	SEACOR Marine Holdings Inc.*	10,752
2,895	Select Water Solutions Inc., Class A Shares	33,379
576	Solaris Oilfield Infrastructure Inc., Class A Shares	7,304
66,409	TechnipFMC PLC	1,782,418
4,219	TETRA Technologies Inc.*	13,416
8,949	Tidewater Inc.*	793,776
	Total Oil & Gas Services	10,906,462
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – 0.5%
2,742	Antero Midstream Corp.	$40,774
1,907	Cheniere Energy Inc.	353,291
778	DT Midstream Inc.	61,143
715	Excelerate Energy Inc., Class A Shares	13,034
18,078	Golar LNG Ltd.	601,817
15,856	Kinder Morgan Inc.	342,014
1,277	Kinetik Holdings Inc., Class A Shares	56,494
567	New Fortress Energy Inc., Class A Shares	6,985
4,312	NextDecade Corp.*	20,094
4,768	ONEOK Inc.	440,372
1,801	Targa Resources Corp.	264,567
9,940	Williams Cos., Inc.	454,954
	Total Pipelines	2,655,539
	TOTAL ENERGY	39,695,838
FINANCIAL – 19.7%
Banks – 5.9%
589	1st Source Corp.	36,191
346	ACNB Corp.	14,539
687	Alerus Financial Corp.	15,423
672	Amalgamated Financial Corp.	22,169
948	Amerant Bancorp Inc., Class A Shares	20,913
2,341	Ameris Bancorp	144,276
151	Ames National Corp.	2,866
571	Arrow Financial Corp.	17,410
5,180	Associated Banc-Corp.	118,518
3,102	Atlantic Union Bankshares Corp.	123,087
762	BancFirst Corp.	81,077
1,796	Bancorp Inc.*	94,110
335	Bank First Corp.	31,503
1,349	Bank of Hawaii Corp.	89,533
686	Bank of Marin Bancorp	14,674
6,121	Bank of New York Mellon Corp.	417,575
1,692	Bank of NT Butterfield & Son Ltd.	64,719
861	Bank OZK	37,324
101	Bank7 Corp.	4,053
2,569	BankUnited Inc.	98,727
135	Bankwell Financial Group Inc.	4,115
1,190	Banner Corp.	70,888
574	Bar Harbor Bankshares	18,402
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
214	BayCom Corp.	$4,928
279	BCB Bancorp Inc.	3,462
433	Blue Foundry Bancorp*	4,793
238	BOK Financial Corp.	24,978
715	Bridgewater Bancshares Inc.*	10,310
495	Burke & Herbert Financial Services Corp.	32,789
886	Business First Bancshares Inc.	21,636
1,178	Byline Bancorp Inc.	32,689
6,516	Cadence Bank	210,336
1,133	California BanCorp*	16,967
538	Camden National Corp.	21,509
178	Capital Bancorp Inc.	4,553
511	Capital City Bank Group Inc.	17,640
939	Carter Bankshares Inc.*	16,245
2,385	Cathay General Bancorp	104,916
985	Central Pacific Financial Corp.	27,097
62	Chemung Financial Corp.	2,894
155	ChoiceOne Financial Services Inc.	4,828
629	Citizens & Northern Corp.	12,668
3,640	Citizens Financial Group Inc.	156,702
160	Citizens Financial Services Inc.	9,104
13,325	City Holding Co.	1,582,210
544	Civista Bancshares Inc.	9,232
780	CNB Financial Corp.	18,962
413	Coastal Financial Corp.*	22,166
305	Colony Bankcorp Inc.	4,578
158,410	Columbia Banking System Inc.	3,988,764
1,048	Comerica Inc.	59,851
958	Commerce Bancshares Inc.	61,274
1,831	Community Financial System Inc.	111,984
566	Community Trust Bancorp Inc.	28,583
533	Community West Bancshares	10,873
1,321	ConnectOne Bancorp Inc.	33,025
1,656	CrossFirst Bankshares Inc.*	28,814
472	Cullen/Frost Bankers Inc.	52,973
9,225	Customers Bancorp Inc.*	478,039
4,579	CVB Financial Corp.	84,345
1,271	Dime Community Bancshares Inc.	33,059
1,066	Eagle Bancorp Inc.	23,207
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
1,105	East West Bancorp Inc.	$92,897
6,620	Eastern Bankshares Inc.	112,341
421	Enterprise Bancorp Inc.	13,047
1,265	Enterprise Financial Services Corp.	66,931
549	Equity Bancshares Inc., Class A Shares	22,394
272	Esquire Financial Holdings Inc.	16,736
528	Farmers & Merchants Bancorp Inc.	14,515
1,369	Farmers National Banc Corp.	21,288
1,243	FB Financial Corp.	59,937
85	Fidelity D&D Bancorp Inc.	4,588
5,602	Fifth Third Bancorp	239,149
634	Financial Institutions Inc.	16,497
5,929	First BanCorp (Puerto Rico)	126,762
1,390	First Bancorp (Southern Pines NC)	59,047
453	First Bancorp Inc.	12,634
1,100	First Bancshares Inc.	37,686
890	First Bank	13,697
1,821	First Busey Corp.	49,258
329	First Business Financial Services Inc.	14,927
2,098	First Citizens BancShares Inc., Class A Shares	4,260,409
3,575	First Commonwealth Financial Corp.	61,561
630	First Community Bankshares Inc.	27,796
3,251	First Financial Bancorp	86,054
4,671	First Financial Bankshares Inc.	170,818
434	First Financial Corp.	19,400
1,977	First Foundation Inc.	13,918
1,062	First Hawaiian Inc.	25,838
187,647	First Horizon Corp.	3,113,064
355	First Internet Bancorp	12,883
97,616	First Interstate BancSystem Inc., Class A Shares	3,030,977
2,042	First Merchants Corp.	79,638
806	First Mid Bancshares Inc.	32,466
761	First of Long Island Corp.	9,718
652	Five Star Bancorp	19,006
2,882	FNB Corp.	43,172
6,435	Fulton Financial Corp.	124,517
295	FVCBankcorp Inc.*	3,637
996	German American Bancorp Inc.	39,950
4,084	Glacier Bancorp Inc.	193,173
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
332	Great Southern Bancorp Inc.	$19,774
283	Guaranty Bancshares Inc.	9,846
3,112	Hancock Whitney Corp.	167,208
1,145	Hanmi Financial Corp.	22,682
1,536	HarborOne Bancorp Inc.	20,275
545	HBT Financial Inc.	12,219
1,473	Heartland Financial USA Inc.	82,134
1,995	Heritage Commerce Corp.	20,309
1,258	Heritage Financial Corp.	28,733
1,628	Hilltop Holdings Inc.	53,480
6,750	Home BancShares Inc.	187,920
435	HomeStreet Inc.	6,960
4,041	Hope Bancorp Inc.	51,684
1,591	Horizon Bancorp Inc.	25,488
11,879	Huntington Bancshares Inc.	177,829
39,295	Independent Bank Corp. (Massachusetts)	2,487,766
746	Independent Bank Corp. (Michingan)	25,274
1,257	Independent Bank Group Inc.	73,183
1,947	International Bancshares Corp.	123,011
441	Investar Holding Corp.	8,211
444	John Marshall Bancorp Inc.	8,876
2,170	Kearny Financial Corp.	14,778
224,701	KeyCorp.	3,833,399
862	Lakeland Financial Corp.	58,745
242	LCNB Corp.	3,872
1,071	LINKBANCORP Inc.	6,737
1,175	Live Oak Bancshares Inc.	50,513
1,363	M&T Bank Corp.	234,586
575	Mercantile Bank Corp.	26,438
573	Merchants Bancorp	26,272
690	Metrocity Bankshares Inc.	21,149
396	Metropolitan Bank Holding Corp.*	20,477
564	Mid Penn Bancorp Inc.	17,038
144	Middlefield Banc Corp.	4,028
691	Midland States Bancorp Inc.	15,734
558	MidWestOne Financial Group Inc.	16,305
408	MVB Financial Corp.	8,568
34,114	National Bank Holdings Corp., Class A Shares	1,494,534
102	National Bankshares Inc.	3,080
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
1,498	NB Bancorp Inc.*	$28,282
1,592	NBT Bancorp Inc.	77,944
454	Nicolet Bankshares Inc.	44,628
261	Northeast Bank	18,534
245	Northeast Community Bancorp Inc.	5,596
1,648	Northern Trust Corp.	150,314
220	Northrim BanCorp Inc.	15,173
135	Norwood Financial Corp.	3,677
26,019	NU Holdings Ltd., Class A Shares*	389,504
124	Oak Valley Bancorp	3,307
1,601	OFG Bancorp	73,630
172,151	Old National Bancorp	3,417,197
1,589	Old Second Bancorp Inc.	27,061
218	Orange County Bancorp Inc.	12,524
1,039	Origin Bancorp Inc.	34,775
717	Orrstown Financial Services Inc.	25,669
496	Park National Corp.	87,192
193	Parke Bancorp Inc.	3,957
912	Pathward Financial Inc.	62,764
202	PCB Bancorp	3,891
644	Peapack-Gladstone Financial Corp.	18,393
1,236	Peoples Bancorp Inc.	39,552
221	Peoples Bancorp of North Carolina Inc.	6,433
367	Peoples Financial Services Corp.	17,473
35,173	Pinnacle Financial Partners Inc.	3,502,176
309	Pioneer Bancorp Inc.*	3,399
100	Plumas Bancorp	4,079
359	Ponce Financial Group Inc.*	4,071
563	Popular Inc.	57,708
459	Preferred Bank	38,028
1,276	Premier Financial Corp.	31,977
719	Primis Financial Corp.	8,736
116	Princeton Bancorp Inc.	4,320
699	Prosperity Bancshares Inc.	51,432
729	Provident Bancorp Inc.*	8,041
585	QCR Holdings Inc.	45,121
653	RBB Bancorp	14,993
168	Red River Bancshares Inc.	8,922
7,300	Regions Financial Corp.	170,966
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
1,914	Renasant Corp.	$66,990
323	Republic Bancorp Inc., Class A Shares	20,640
1,339	S&T Bancorp Inc.	57,537
1,554	Sandy Spring Bancorp Inc.	48,640
2,907	Seacoast Banking Corp. of Florida	79,536
1,803	ServisFirst Bancshares Inc.	146,151
1,168	Shore Bancshares Inc.	16,586
536	Sierra Bancorp	16,150
4,268	Simmons First National Corp., Class A Shares	91,421
622	SmartFinancial Inc.	18,181
483	South Plains Financial Inc.	16,862
274	Southern First Bancshares Inc.*	8,900
363	Southern States Bancshares Inc.	11,333
1,026	Southside Bancshares Inc.	35,120
2,718	SouthState Corp.	263,891
2,456	State Street Corp.	213,918
1,712	Stellar Bancorp Inc.	46,686
534	Sterling Bancorp Inc.*	3,092
951	Stock Yards Bancorp Inc.	57,631
1,158	Synovus Financial Corp.	53,407
1,642	Texas Capital Bancshares Inc.*	110,375
235	Third Coast Bancshares Inc.*	6,018
502	Tompkins Financial Corp.	30,793
2,427	Towne Bank	84,096
1,096	TriCo Bancshares	49,824
5,597	Triumph Financial Inc.*	470,036
688	TrustCo Bank Corp. NY	23,970
2,114	Trustmark Corp.	70,417
1,610	UMB Financial Corp.	166,780
4,739	United Bankshares Inc.	184,205
4,307	United Community Banks Inc.	131,234
133	Unity Bancorp Inc.	4,513
59,469	Univest Financial Corp.	1,692,488
262	USCB Financial Holdings Inc.	3,912
288,847	Valley National Bancorp	2,507,192
1,852	Veritex Holdings Inc.	46,652
106	Virginia National Bankshares Corp.	4,210
1,157	Walker & Dunlop Inc.	123,868
640	Washington Trust Bancorp Inc.	20,992
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
1,354	Webster Financial Corp.	$64,220
2,002	WesBanco Inc.	64,484
673	West BanCorp Inc.	13,426
25,498	Westamerica BanCorp	1,320,541
24,494	Western Alliance Bancorp	2,000,670
40,393	Wintrust Financial Corp.	4,394,758
1,164	Zions Bancorp N.A.	57,688
	Total Banks	54,187,989
Diversified Financial Services – 3.8%
278	Affiliated Managers Group Inc.	48,325
838	Air Lease Corp., Class A Shares	38,774
2,234	Ally Financial Inc.	96,486
1,542	AlTi Global Inc.*	6,199
819	Ameriprise Financial Inc.	368,091
1,463	Ares Management Corp., Class A Shares	214,183
2,274	Artisan Partners Asset Management Inc., Class A Shares	94,576
788	AssetMark Financial Holdings Inc.*	27,698
81	Atlanticus Holdings Corp.*	2,863
761	B Riley Financial Inc.	3,740
13,306	BGC Group Inc., Class A Shares	131,463
153,177	Blue Owl Capital Inc., Class A Shares	2,702,042
1,719	Bread Financial Holdings Inc.	99,994
1,173	Brightsphere Investment Group Inc.	28,609
951	Brookfield Business Corp., Class A Shares(a)	21,673
7,231	Burford Capital Ltd.	97,691
29,100	Capital One Financial Corp.	4,275,663
11,168	Cboe Global Markets Inc.	2,293,907
999	Cohen & Steers Inc.	89,271
1,613	Coinbase Global Inc., Class A Shares*	295,760
986	Columbia Financial Inc.*	17,511
487	Consumer Portfolio Services Inc.*	4,018
51	Credit Acceptance Corp.*	23,793
334	Dave Inc.*	12,558
104	Diamond Hill Investment Group Inc.	16,435
2,048	Discover Financial Services	284,078
1,058	Enact Holdings Inc.	37,612
819	Encore Capital Group Inc.*	41,016
1,008	Enova International Inc.*	86,416
9,224	Evercore Inc., Class A Shares	2,266,706
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
317	Federal Agricultural Mortgage Corp., Class C Shares	$62,598
141	First Western Financial Inc.*	2,713
2,012	Forge Global Holdings Inc.*	2,817
2,257	Franklin Resources Inc.	45,682
47,368	FTAI Aviation Ltd.	6,054,104
1,631	GCM Grosvenor Inc., Class A Shares	17,762
1,375	Hamilton Lane Inc., Class A Shares	210,155
8,608	Houlihan Lokey Inc., Class A Shares	1,348,185
846	Interactive Brokers Group Inc., Class A Shares	109,041
1,162	International Money Express Inc.*	21,090
2,910	Invesco Ltd.	49,732
1,085	Janus Henderson Group PLC	40,807
1,438	Jefferies Financial Group Inc.	86,208
888	Lazard Inc., Class A Shares	44,498
50,919	LendingClub Corp.*	618,666
404	LendingTree Inc.*	23,404
612	LPL Financial Holdings Inc.	137,296
915	Medallion Financial Corp.	7,393
2,536	Moelis & Co., Class A Shares	169,379
2,282	Mr Cooper Group Inc.*	214,074
3,361	Nasdaq Inc.	242,261
3,003	Navient Corp.	50,841
530	Nelnet Inc., Class A Shares	61,257
1,244	NerdWallet Inc., Class A Shares*	16,085
901	OneMain Holdings Inc., Class A Shares	44,518
113	Onity Group Inc.*	3,275
1,095	OppFi Inc.	5,223
6,822	Pagseguro Digital Ltd., Class A Shares*	75,520
888	Paysign Inc.*	4,209
966	PennyMac Financial Services Inc.	104,328
30,076	Perella Weinberg Partners, Class A Shares	587,986
623	Piper Sandler Cos	169,892
817	PJT Partners Inc., Class A Shares	100,900
1,371	PRA Group Inc.*	31,972
5,425	Radian Group Inc.	196,114
24,852	Raymond James Financial Inc.	2,971,554
287	Regional Management Corp.	9,623
1,070	Rocket Cos., Inc., Class A Shares*	21,026
800	SEI Investments Co.	54,104
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
167	Silvercrest Asset Management Group Inc., Class A Shares	$2,705
1,818	SLM Corp.	40,105
8,647	SoFi Technologies Inc.*	69,090
1,869	StepStone Group Inc., Class A Shares	102,234
788	Stifel Financial Corp.	69,454
928	StoneX Group Inc.*	76,894
222	SWK Holdings Corp.*	3,907
3,220	Synchrony Financial	161,837
1,799	T Rowe Price Group Inc.	190,766
684	TPG Inc., Class A Shares	34,508
32,874	Tradeweb Markets Inc., Class A Shares	3,887,022
2,804	Upstart Holdings Inc.*	119,170
534	UWM Holdings Corp.	5,020
211	Velocity Financial Inc.*	3,960
1,493	Victory Capital Holdings Inc., Class A Shares	81,473
760	Virtu Financial Inc., Class A Shares	23,340
240	Virtus Investment Partners Inc.	50,798
781	Voya Financial Inc.	55,318
2,933	Western Union Co.	35,783
4,857	WisdomTree Inc.	49,250
151	World Acceptance Corp.*	17,795
3,415	XP Inc., Class A Shares	62,870
	Total Diversified Financial Services	32,886,742
Equity Real Estate Investment Trusts (REITs) – 4.4%
3,679	Acadia Realty Trust	82,814
301	AFC Gamma Inc.	3,148
1,275	AG Mortgage Investment Trust Inc.	9,486
5,824	AGNC Investment Corp.	59,463
48,355	Agree Realty Corp.	3,530,399
2,546	Alexander & Baldwin Inc.	50,385
81	Alexander’s Inc.	18,562
22,493	Alexandria Real Estate Equities Inc.	2,689,488
238	Alpine Income Property Trust Inc.	4,532
1,727	American Assets Trust Inc.	47,061
2,420	American Healthcare REIT Inc.	50,651
68,294	American Homes 4 Rent, Class A Shares	2,716,052
2,310	Americold Realty Trust Inc.	66,990
3,897	Annaly Capital Management Inc.	78,564
5,153	Apartment Investment & Management Co., Class A Shares*	47,923
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
4,941	Apollo Commercial Real Estate Finance Inc.	$52,325
8,198	Apple Hospitality REIT Inc.	118,379
6,335	Arbor Realty Trust Inc.(b)	86,156
1,981	Ares Commercial Real Estate Corp.	13,986
2,433	Armada Hoffler Properties Inc.	29,950
1,745	ARMOUR Residential REIT Inc.	35,685
1,156	AvalonBay Communities Inc.	260,944
6,246	Blackstone Mortgage Trust Inc., Class A Shares(b)	115,301
1,207	Braemar Hotels & Resorts Inc.	3,754
6,129	Brandywine Realty Trust	32,055
4,597	BrightSpire Capital Inc., Class A Shares	27,352
2,384	Brixmor Property Group Inc.	65,298
6,695	Broadstone Net Lease Inc., Class A Shares	122,518
219	BRT Apartments Corp.	4,159
1,237	BXP Inc.	93,047
818	Camden Property Trust	102,414
4,872	CareTrust REIT Inc.	145,575
980	CBL & Associates Properties Inc.	25,872
540	Centerspace	40,392
1,602	Chatham Lodging Trust	13,713
87,422	Chimera Investment Corp.	1,353,293
884	City Office REIT Inc.	5,198
3,235	Claros Mortgage Trust Inc.	25,880
963	Community Healthcare Trust Inc.	18,037
87,874	COPT Defense Properties	2,617,766
1,240	Cousins Properties Inc.	35,352
3,554	Crown Castle Inc.	398,119
846	CTO Realty Growth Inc.	16,091
1,764	CubeSmart	91,428
7,264	DiamondRock Hospitality Co.	63,851
2,639	Digital Realty Trust Inc.	400,099
8,663	Diversified Healthcare Trust	30,147
5,560	Douglas Emmett Inc.	88,960
2,041	Dynex Capital Inc.	25,717
3,377	Easterly Government Properties Inc., Class A Shares	44,306
14,299	EastGroup Properties Inc.	2,665,334
2,686	Ellington Financial Inc.	35,321
3,092	Elme Communities	54,605
4,628	Empire State Realty Trust Inc., Class A Shares	49,936
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
613	EPR Properties	$29,099
3,836	Equity Commonwealth*	77,756
1,525	Equity LifeStyle Properties Inc.	110,883
3,098	Equity Residential	231,978
6,279	Essential Properties Realty Trust Inc.	200,363
526	Essex Property Trust Inc.	158,742
13,412	Extra Space Storage Inc.	2,373,924
1,670	Farmland Partners Inc.	17,101
640	Federal Realty Investment Trust	73,600
1,050	First Industrial Realty Trust Inc.	59,566
3,119	Four Corners Property Trust Inc.	88,424
2,935	Franklin BSP Realty Trust Inc.	39,975
4,565	Franklin Street Properties Corp.	8,308
2,157	Gaming & Leisure Properties Inc.	112,207
1,671	Getty Realty Corp.	53,104
1,339	Gladstone Commercial Corp.	20,473
1,266	Gladstone Land Corp.	17,180
2,246	Global Medical REIT Inc.	20,910
6,797	Global Net Lease Inc.	58,590
931	Granite Point Mortgage Trust Inc.	2,449
3,055	Healthcare Realty Trust Inc., Class A Shares	54,379
54,991	Healthpeak Properties Inc.	1,225,199
872	Highwoods Properties Inc.	28,096
5,536	Host Hotels & Resorts Inc.	97,987
4,912	Hudson Pacific Properties Inc.	25,297
8,101	Independence Realty Trust Inc.	168,339
2,792	Industrial Logistics Properties Trust	13,820
1,014	Innovative Industrial Properties Inc., Class A Shares	126,020
2,359	InvenTrust Properties Corp.	70,015
1,624	Invesco Mortgage Capital Inc.	14,242
5,026	Invitation Homes Inc.	185,158
2,388	Iron Mountain Inc.	270,465
3,120	JBG SMITH Properties	54,288
947	Kilroy Realty Corp.	34,348
5,362	Kimco Realty Corp.	124,720
7,772	Kite Realty Group Trust	202,694
2,162	KKR Real Estate Finance Trust Inc.	25,793
3,975	Ladder Capital Corp., Class A Shares	49,131
685	Lamar Advertising Co., Class A Shares	86,159
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,436	LTC Properties Inc.	$52,744
9,955	LXP Industrial Trust	103,134
7,793	Macerich Co.	124,454
4,960	Medical Properties Trust Inc.(b)	22,320
3,601	MFA Financial Inc.	45,085
13,557	Mid-America Apartment Communities Inc.	2,201,250
1,436	National Health Investors Inc.	116,933
60,380	National Storage Affiliates Trust	2,822,161
598	NET Lease Office Properties	18,125
2,430	NETSTREIT Corp.	40,557
3,310	New York Mortgage Trust Inc.	22,078
196	Nexpoint Real Estate Finance Inc.	3,259
817	NexPoint Residential Trust Inc.	38,644
1,441	NNN REIT Inc.	67,713
1,943	Omega Healthcare Investors Inc.	76,826
626	One Liberty Properties Inc.	16,746
1,976	Orchid Island Capital Inc.	16,203
1,037	Orion Office REIT Inc.	4,252
6,609	Paramount Group Inc.	33,375
1,746	Park Hotels & Resorts Inc.	26,679
1,337	Peakstone Realty Trust	17,836
4,111	Pebblebrook Hotel Trust	54,676
3,049	PennyMac Mortgage Investment Trust	43,326
4,404	Phillips Edison & Co., Inc.	162,772
4,435	Piedmont Office Realty Trust Inc., Class A Shares	43,286
1,567	Plymouth Industrial REIT Inc.	37,514
814	Postal Realty Trust Inc., Class A Shares	11,795
2,859	PotlatchDeltic Corp.	124,252
1,181	Rayonier Inc.	36,387
5,599	Ready Capital Corp.	46,416
7,043	Realty Income Corp.	437,441
4,124	Redwood Trust Inc.	31,219
1,523	Regency Centers Corp.	110,707
4,281	Retail Opportunity Investments Corp.	65,456
1,793	Rexford Industrial Realty Inc.	91,300
3,874	Rithm Capital Corp.	46,256
5,361	RLJ Lodging Trust	50,930
2,096	Ryman Hospitality Properties Inc.	217,900
8,315	Sabra Health Care REIT Inc.	141,688
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,723	Safehold Inc.	$43,178
441	Saul Centers Inc.	18,002
882	SBA Communications Corp., Class A Shares	199,914
5,821	Service Properties Trust	27,300
590	Seven Hills Realty Trust	8,183
2,643	Simon Property Group Inc.	442,306
1,636	SITE Centers Corp.	98,733
2,385	SL Green Realty Corp.	158,936
79,426	STAG Industrial Inc.	3,223,107
2,357	Starwood Property Trust Inc.	49,120
354	Strawberry Fields REIT Inc.	4,195
3,800	Summit Hotel Properties Inc.	25,802
17,018	Sun Communities Inc.	2,301,514
100	Sunrise Realty Trust Inc.*	1,409
7,170	Sunstone Hotel Investors Inc.	74,783
3,837	Tanger Inc.	116,798
3,414	Terreno Realty Corp.	235,703
2,326	TPG RE Finance Trust Inc.	21,074
3,410	Two Harbors Investment Corp.	48,286
2,674	UDR Inc.	119,020
2,122	UMH Properties Inc.	41,294
8,287	Uniti Group Inc.	36,131
433	Universal Health Realty Income Trust	19,442
4,340	Urban Edge Properties	91,791
3,315	Ventas Inc.	205,895
2,782	Veris Residential Inc.	48,796
8,541	VICI Properties Inc., Class A Shares	285,953
1,429	Vornado Realty Trust	49,115
5,991	Weyerhaeuser Co.	182,666
1,781	Whitestone REIT, Class B Shares	23,901
1,794	WP Carey Inc.	107,676
3,728	Xenia Hotels & Resorts Inc.	53,087
	Total Equity Real Estate Investment Trusts (REITs)	41,461,420
Insurance – 4.7%
4,661	Aflac Inc.	514,388
14,848	Allstate Corp.	2,805,381
1,604	Ambac Financial Group Inc.*	18,767
1,016	American Coastal Insurance Corp.*	11,410
574	American Financial Group Inc.	76,698
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
675	AMERISAFE Inc.	$33,831
2,951	Arch Capital Group Ltd.*	333,729
1,762	Arthur J Gallagher & Co.	515,508
417	Assurant Inc.	81,878
452	Assured Guaranty Ltd.	36,196
628	Axis Capital Holdings Ltd.	50,165
2,382	Baldwin Insurance Group Inc., Class A Shares*	111,692
13,489	Bowhead Specialty Holdings Inc.*	417,889
538	Brighthouse Financial Inc.*	24,694
1,962	Brown & Brown Inc.	206,265
1,260	Cincinnati Financial Corp.	172,658
113	CNA Financial Corp.	5,867
3,837	CNO Financial Group Inc.	133,988
2,037	Corebridge Financial Inc.	60,214
327	Crawford & Co., Class A Shares	3,456
281	Donegal Group Inc., Class A Shares	4,277
902	Employers Holdings Inc.	43,251
454	Enstar Group Ltd.*	148,004
2,719	Equitable Holdings Inc.	115,612
3,728	Essent Group Ltd.	239,673
355	Everest Group Ltd.	139,245
677	F&G Annuities & Life Inc.	30,932
2,013	Fidelis Insurance Holdings Ltd.	37,281
2,114	Fidelity National Financial Inc.	124,641
34,182	First American Financial Corp.	2,180,812
14,965	Genworth Financial Inc., Class A Shares*	104,456
775	Globe Life Inc.	81,414
298	GoHealth Inc., Class A Shares*	2,521
861	Goosehead Insurance Inc., Class A Shares*	72,617
1,018	Greenlight Capital Re Ltd., Class A Shares*	14,221
554	Hamilton Insurance Group Ltd., Class B Shares*	10,847
22,425	Hanover Insurance Group Inc.	3,296,251
15,032	Hartford Financial Services Group Inc.	1,745,215
10,926	HCI Group Inc.	1,047,039
12,775	Heritage Insurance Holdings Inc.*	206,061
805	Hippo Holdings Inc.*	15,979
1,433	Horace Mann Educators Corp.	51,029
60	Investors Title Co.	13,517
2,708	Jackson Financial Inc., Class A Shares	243,639
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
1,462	James River Group Holdings Ltd.	$10,819
35,262	Kemper Corp.	2,204,228
301	Kingsway Financial Services Inc.*	2,495
5,233	Kinsale Capital Group Inc.	2,569,874
1,815	Lemonade Inc.*	33,632
1,368	Lincoln National Corp.	43,913
1,435	Loews Corp.	117,584
1,596	Maiden Holdings Ltd.*	2,841
105	Markel Group Inc.*	168,071
900	MBIA Inc.*	3,528
18,705	Mercury General Corp.	1,238,832
102,785	MGIC Investment Corp.	2,613,823
211	NI Holdings Inc.*	3,279
47,002	NMI Holdings Inc., Class A Shares*	1,930,372
2,073	Old Republic International Corp.	74,359
13,886	Palomar Holdings Inc.*	1,377,769
9,631	Primerica Inc.	2,535,168
1,886	Principal Financial Group Inc.	153,558
1,892	ProAssurance Corp.*	25,353
2,938	Prudential Financial Inc.	355,968
522	Reinsurance Group of America Inc.	115,237
429	RenaissanceRe Holdings Ltd.	109,305
322	RLI Corp.	49,620
343	Root Inc., Class A Shares*	14,872
37,476	Ryan Specialty Holdings Inc., Class A Shares	2,422,074
505	Safety Insurance Group Inc.	44,718
2,174	Selective Insurance Group Inc.	197,791
5,266	Selectquote Inc.*	21,485
3,636	SiriusPoint Ltd.*	54,504
23,541	Skyward Specialty Insurance Group Inc.*	962,121
929	Stewart Information Services Corp.	68,662
911	Tiptree Inc.	18,065
1,395	Trupanion Inc.*(b)	63,793
16,616	TWFG Inc., Class A Shares*(b)	476,381
789	United Fire Group Inc.	16,151
908	Universal Insurance Holdings Inc.	19,422
1,550	Unum Group	86,010
20	White Mountains Insurance Group Ltd.	36,885
11,030	Willis Towers Watson PLC	3,221,973
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
2,559	WR Berkley Corp.	$152,772
	Total Insurance	39,200,515
Investment Companies – 0.2%
4,664	Bit Digital Inc.*	15,018
2,391	Cannae Holdings Inc.	47,868
6,527	Cipher Mining Inc.*	22,910
7,958	Cleanspark Inc.*	85,071
67,925	Core Scientific Inc.*	700,986
3,332	FTAI Infrastructure Inc.	33,120
4,041	HA Sustainable Infrastructure Capital Inc., REIT	130,848
2,954	Hut 8 Corp.*(b)	29,865
9,775	Marathon Digital Holdings Inc.*	163,242
919	NewtekOne Inc.	11,515
9,807	Riot Platforms Inc.*	73,847
255,309	Terawulf Inc.*	1,113,147
	Total Investment Companies	2,427,437
Private Equity – 0.0%
1,824	Carlyle Group Inc.	73,197
708	Chicago Atlantic Real Estate Finance Inc., REIT	11,257
1,688	P10 Inc., Class A Shares	16,964
1,947	Patria Investments Ltd., Class A Shares	22,429
	Total Private Equity	123,847
Real Estate – 0.7%
290	Angel Oak Mortgage REIT Inc., REIT	3,277
3,935	Anywhere Real Estate Inc.*	19,242
2,508	CBRE Group Inc., Class A Shares*	288,771
13,398	Compass Inc., Class A Shares*	68,732
3,325	CoStar Group Inc.*	257,022
8,281	Cushman & Wakefield PLC*	107,653
2,880	eXp World Holdings Inc.	33,869
502	FRP Holdings Inc.*	14,869
283	Howard Hughes Holdings Inc.*	21,287
375	Jones Lang LaSalle Inc.*	95,711
4,235	Kennedy-Wilson Holdings Inc.	47,093
475	Legacy Housing Corp.*	12,806
849	Marcus & Millichap Inc.	33,680
190	Maui Land & Pineapple Co., Inc.*	4,942
846	McGrath RentCorp	91,495
279,429	Newmark Group Inc., Class A Shares	3,864,503
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Real Estate – (continued)
319	RE/MAX Holdings Inc., Class A Shares*	$3,611
3,819	Real Brokerage Inc.*(b)	23,792
3,952	Redfin Corp.*	36,912
595	RMR Group Inc., Class A Shares	15,167
31	Seaport Entertainment Group Inc.*	954
593	Sky Harbour Group Corp.*(b)	7,324
1,310	St Joe Co.	77,775
227	Star Holdings*	3,042
128	Stratus Properties Inc.*	3,337
	Total Real Estate	5,136,866
Savings & Loans – 0.0%
1,967	Axos Financial Inc.*	136,569
5,066	Banc of California Inc.	72,039
1,543	Berkshire Hills Bancorp Inc.	42,494
3,115	Brookline Bancorp Inc.	31,866
4,596	Capitol Federal Financial Inc.	27,622
153	ESSA Bancorp Inc.	2,821
332	First Financial Northwest Inc.	7,536
1,084	Flushing Financial Corp.	15,826
236	FS Bancorp Inc.	10,344
248	Greene County Bancorp Inc.	8,454
65	Hingham Institution For Savings The	16,703
297	Home Bancorp Inc.	13,264
566	HomeTrust Bancshares Inc.	20,636
9,173	New York Community Bancorp Inc.	99,435
1,524	Northfield Bancorp Inc.	18,471
4,440	Northwest Bancshares Inc.	61,494
2,074	OceanFirst Financial Corp.	37,062
3,269	Pacific Premier Bancorp Inc.	84,013
4,453	Provident Financial Services Inc.	84,919
361	Southern Missouri Bancorp Inc.	20,877
210	TFS Financial Corp.	2,852
138	Timberland Bancorp Inc.	4,310
2,349	WaFd Inc.	86,138
338	Waterstone Financial Inc.	5,121
2,102	WSFS Financial Corp.	115,063
	Total Savings & Loans	1,025,929
	TOTAL FINANCIAL	176,450,745
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
GOVERNMENT – 0.0%
Multi-National – 0.0%
988	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	$30,974
INDUSTRIAL – 20.2%
Aerospace/Defense – 2.8%
1,245	AAR Corp.*	81,896
4,415	AeroVironment Inc.*	899,600
1,374	AerSale Corp.*	6,994
8,745	Archer Aviation Inc., Class A Shares*(b)	29,733
921	Astronics Corp.*	20,649
1,698	Barnes Group Inc.	67,988
13,093	Curtiss-Wright Corp.	4,135,555
486	Ducommun Inc.*	31,629
414	Eve Holding Inc.*	1,163
21,149	HEICO Corp.	5,425,987
670	HEICO Corp., Class A Shares	134,060
80,177	Hexcel Corp.	5,074,402
24,435	Howmet Aerospace Inc.	2,361,887
1,467	Intuitive Machines Inc.*(b)	7,291
14,583	Joby Aviation Inc.*(b)	72,915
60,095	Kratos Defense & Security Solutions Inc.*	1,378,579
1,548	L3Harris Technologies Inc.	366,365
106,753	Leonardo DRS Inc.*	3,046,731
115	Loar Holdings Inc.*	8,528
2,006	Mercury Systems Inc.*	76,027
1,017	Moog Inc., Class A Shares	200,756
197	National Presto Industries Inc.	15,423
1,059	Redwire Corp.*	7,148
12,689	Rocket Lab USA Inc.*	79,560
855	Spirit AeroSystems Holdings Inc., Class A Shares*	30,105
2,286	Triumph Group Inc.*	31,844
605	Virgin Galactic Holdings Inc.*	4,047
590	VirTra Inc.*	3,965
	Total Aerospace/Defense	23,600,827
Building Materials – 2.4%
576	AAON Inc.	55,014
570	American Woodmark Corp.*	51,078
775	Apogee Enterprises Inc.	51,754
352	Armstrong World Industries Inc.	44,620
49,901	Aspen Aerogels Inc.*	1,431,660
27,201	AZEK Co., Inc., Class A Shares*	1,159,579
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
1,418	Boise Cascade Co.	$192,309
957	Builders FirstSource Inc.*	166,518
1,069	Caesarstone Ltd.*	5,238
273	Eagle Materials Inc.	70,366
996	Fortune Brands Innovations Inc.	79,092
11,709	Gauzy Ltd.*(b)	124,467
1,052	Gibraltar Industries Inc.*	73,293
1,371	Griffon Corp.	90,746
1,171	Hayward Holdings Inc.*	17,378
2,965	JELD-WEN Holding Inc.*	42,222
44,300	Johnson Controls International PLC	3,227,255
11,998	Knife River Corp.*	946,282
3,566	Lennox International Inc.	2,104,618
518	Louisiana-Pacific Corp.	50,272
1,068	LSI Industries Inc.	16,992
502	Martin Marietta Materials Inc.	268,148
1,757	Masco Corp.	139,787
4,468	Masterbrand Inc.*	71,667
1,637	MDU Resources Group Inc.	42,055
43,388	Modine Manufacturing Co.*	5,273,811
422	Mohawk Industries Inc.*	65,469
16,494	Owens Corning	2,783,033
355	Simpson Manufacturing Co., Inc.	64,986
6,204	SmartRent Inc., Class A Shares*	10,547
219	Smith-Midland Corp.*	7,601
1,607	SPX Technologies Inc.*	262,166
4,338	Summit Materials Inc., Class A Shares*	175,689
830	Tecnoglass Inc.	51,435
856	Trex Co., Inc.*	54,561
2,160	UFP Industries Inc.	262,807
12,283	Vulcan Materials Co.	3,011,914
	Total Building Materials	22,546,429
Electrical Components & Equipment – 1.6%
247	Acuity Brands Inc.	62,911
35,732	American Superconductor Corp.*	722,501
1,888	AMETEK Inc.	322,942
1,740	Arcosa Inc.	159,193
11,992	Belden Inc.	1,286,502
14,988	ChargePoint Holdings Inc.*(b)	28,177
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – (continued)
8,362	Comfort Systems USA Inc.	$2,956,134
9,229	EMCOR Group Inc.	3,627,551
2,476	Energizer Holdings Inc.	80,222
1,434	EnerSys	145,307
1,809	Exponent Inc.	195,860
6,089	Fluor Corp.*	304,876
485	Generac Holdings Inc.*	75,917
426	Graham Corp.*	13,564
681	Insteel Industries Inc.	23,426
194	Littelfuse Inc.	52,807
3,041	MYR Group Inc.*	306,533
1,642	nLight Inc.*	19,605
1,282	Novanta Inc.*	234,965
2,797	Powell Industries Inc.	468,330
1,832	Primoris Services Corp.	103,398
10,214	Sterling Infrastructure Inc.*	1,220,879
517	Ultralife Corp.*	5,408
370	Universal Display Corp.	71,676
	Total Electrical Components & Equipment	12,488,684
Electronics – 2.2%
1,342	Advanced Energy Industries Inc.	142,373
690	Allegion PLC	95,800
490	Allient Inc.	10,408
63,433	Applied Optoelectronics Inc.*	719,965
441	Arrow Electronics Inc.*	59,570
1,314	Atkore Inc.	122,636
25,212	Atmus Filtration Technologies Inc.	903,850
737	Avnet Inc.	40,668
1,051	Badger Meter Inc.	217,494
84	Bel Fuse Inc., Class A Shares	7,237
383	Bel Fuse Inc., Class B Shares	25,979
1,248	Benchmark Electronics Inc.	53,052
19,029	Camtek Ltd.	1,732,020
17,237	Celestica Inc.*	877,708
53,803	Coherent Corp.*	4,193,944
1,082	CTS Corp.	53,288
65,505	Enovix Corp.*(b)	623,608
918	ESCO Technologies Inc.	110,077
4,343	Evolv Technologies Holdings Inc.*	17,111
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
727	FARO Technologies Inc.*	$13,086
41,436	Fortive Corp.	3,082,838
1,270	Garmin Ltd.	232,778
2,389	GoPro Inc., Class A Shares*	3,058
6,940	Hubbell Inc., Class B Shares	2,775,445
1,645	Itron Inc.*	168,152
973	Jabil Inc.	106,329
1,430	Keysight Technologies Inc.*	220,392
887	Kimball Electronics Inc.*	16,365
3,133	Knowles Corp.*	57,804
189	Mesa Laboratories Inc.	25,267
172	Mettler-Toledo International Inc.*	247,522
6,353	MicroVision Inc.*(b)	6,024
6,921	Mirion Technologies Inc., Class A Shares*	75,024
1,281	Napco Security Technologies Inc.	59,413
4,184	NEXTracker Inc., Class A Shares*	170,163
182	NVE Corp.	15,243
49,246	nVent Electric PLC	3,346,758
555	OSI Systems Inc.*	83,178
943	Plexus Corp.*	120,808
1,968	Sanmina Corp.*	136,540
1,213	Sensata Technologies Holding PLC	46,761
11,694	Standard BioTools Inc.*	24,908
997	Stoneridge Inc.*	14,297
628	TD SYNNEX Corp.	76,252
1,928	Trimble Inc.*	109,298
3,605	TTM Technologies Inc.*	70,117
653	Turtle Beach Corp.*	10,200
793	Vicor Corp.*	30,531
4,553	Vishay Intertechnology Inc.	91,743
1,240	Vontier Corp.	43,437
473	Woodward Inc.	78,825
	Total Electronics	21,565,344
Engineering & Construction – 0.2%
502	908 Devices Inc.*	1,983
1,123	AECOM	112,457
408	Bowman Consulting Group Ltd.*	9,792
553	Centuri Holdings Inc.*	9,456
473	Concrete Pumping Holdings Inc.*	3,070
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – (continued)
17,616	Construction Partners Inc., Class A Shares*	$1,162,304
1,017	Dycom Industries Inc.*	178,951
2,788	Frontdoor Inc.*	134,047
1,518	Granite Construction Inc.	114,093
2,400	Great Lakes Dredge & Dock Corp.*	23,880
291	IES Holdings Inc.*	54,280
786	Iteris Inc.*	5,541
1,026	Jacobs Solutions Inc.	154,803
1,034	Latham Group Inc.*	6,462
353	Limbach Holdings Inc.*	22,814
499	MasTec Inc.*	56,452
367	Mistras Group Inc.*	4,389
486	NV5 Global Inc.*	46,719
1,271	Orion Group Holdings Inc.*	9,609
2,665	TopBuild Corp.*	1,047,398
1,429	Tutor Perini Corp.*	34,253
	Total Engineering & Construction	3,192,753
Environmental Control – 1.7%
3,476	374Water Inc.*	4,032
1,171	Arq Inc.*	7,986
2,045	Casella Waste Systems Inc., Class A Shares*	220,574
26,551	CECO Environmental Corp.*	768,651
30,234	Clean Harbors Inc.*	7,434,541
22,140	Energy Recovery Inc.*	359,554
134,237	Enviri Corp.*	1,604,132
5,056	LanzaTech Global Inc.*	7,533
19,187	Montrose Environmental Group Inc.*	631,252
1,366	Pentair PLC	121,151
624	Perma-Fix Environmental Services Inc.*	6,864
359	Pure Cycle Corp.*	3,823
4,256	PureCycle Technologies Inc.*(b)	25,962
818	Quest Resource Holding Corp.*	7,231
743	Stericycle Inc.*	44,030
11,221	Tetra Tech Inc.	2,667,681
2,026	Veralto Corp.	227,783
	Total Environmental Control	14,142,780
Hand/Machine Tools – 1.0%
21,606	Cadre Holdings Inc.	783,217
45,200	Enerpac Tool Group Corp., Class A Shares	1,864,048
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Hand/Machine Tools – (continued)
1,573	Franklin Electric Co., Inc.	$163,372
2,785	Kennametal Inc.	72,048
437	Lincoln Electric Holdings Inc.	84,608
1,054	Luxfer Holdings PLC ADR	11,826
6,005	MSA Safety Inc.	1,096,693
33,228	Regal Rexnord Corp.	5,575,991
407	Snap-on Inc.	115,482
1,271	Stanley Black & Decker Inc.	130,100
	Total Hand/Machine Tools	9,897,385
Machinery-Construction & Mining – 0.6%
463	Argan Inc.	36,721
807	Astec Industries Inc.	27,301
7,184	Bloom Energy Corp., Class A Shares*	85,561
18,206	BWX Technologies Inc.	1,875,218
404	Hyster-Yale Inc.	25,436
1,311	Manitowoc Co., Inc.*	13,228
920	Net Power Inc.*	7,792
2,899	NuScale Power Corp.*(b)	23,859
518	Oshkosh Corp.	55,897
2,393	Terex Corp.	135,851
39,932	Vertiv Holdings Co., Class A Shares	3,315,554
	Total Machinery-Construction & Mining	5,602,418
Machinery-Diversified – 3.0%
498	AGCO Corp.	45,338
348	Alamo Group Inc.	64,519
1,072	Albany International Corp., Class A Shares	100,940
1,372	Applied Industrial Technologies Inc.	281,425
43,508	Cactus Inc., Class A Shares	2,589,596
1,498	Chart Industries Inc.*	183,355
7,687	CNH Industrial NV	79,484
65,574	Cognex Corp.	2,647,878
992	Columbus McKinnon Corp.	33,936
15,133	Crane Co.	2,396,765
555	CSW Industrials Inc.	187,385
14,425	Dover Corp.	2,683,483
458	DXP Enterprises Inc.*	25,190
2,463	Eastman Kodak Co.*	13,005
452	ESAB Corp.	47,446
1,049	Flowserve Corp.	52,324
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
195,114	Gates Industrial Corp. PLC*	$3,543,270
241	Gencor Industries Inc.*	4,861
819	Gorman-Rupp Co.	31,925
1,382	Graco Inc.	115,190
7,588	GrafTech International Ltd.*	5,204
1,199	Ichor Holdings Ltd.*	37,169
14,525	IDEX Corp.	2,999,122
3,302	Ingersoll Rand Inc.	301,968
421	Kadant Inc.	135,196
13,518	Kornit Digital Ltd.*	251,164
387	Lindsay Corp.	48,007
421	Middleby Corp.*	59,201
46,749	Mueller Water Products Inc., Class A Shares	1,003,701
448	Nordson Corp.	114,939
3,288	Otis Worldwide Corp.	311,341
10,339	Rockwell Automation Inc.	2,812,518
122	Taylor Devices Inc.*	6,981
640	Tennant Co.	62,509
1,189	Thermon Group Holdings Inc.*	37,370
821	Toro Co.	76,025
546	Twin Disc Inc.	7,185
980	Watts Water Technologies Inc., Class A Shares	192,766
1,429	Westinghouse Air Brake Technologies Corp.	242,316
17,413	Xylem Inc.	2,394,810
5,039	Zurn Elkay Water Solutions Corp.	163,415
	Total Machinery-Diversified	26,390,222
Metal Fabricate/Hardware – 1.0%
10,138	Advanced Drainage Systems Inc.	1,589,233
1,062	AZZ Inc.	88,327
254	Eastern Co.	7,648
1,157	Helios Technologies Inc.	51,128
6,754	Hillman Solutions Corp.*	67,202
5,161	Janus International Group Inc.*	56,719
402	L B Foster Co., Class A Shares*	8,072
260	Mayville Engineering Co., Inc.*	5,021
1,550	Metallus Inc.*	25,203
3,990	Mueller Industries Inc.	290,113
2,201	NN Inc.*	8,672
384	Northwest Pipe Co.*	16,888
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Metal Fabricate/Hardware – (continued)
359	Olympic Steel Inc.	$14,396
59	Omega Flex Inc.	2,785
305	Park-Ohio Holdings Corp.	9,223
935	Proto Labs Inc.*	28,592
224	RBC Bearings Inc.*	66,718
1,004	Ryerson Holding Corp.	20,100
19,448	Standex International Corp.	3,474,385
492	Timken Co.	41,589
464	Tredegar Corp.*	2,844
9,039	Valmont Industries Inc.	2,582,985
1,065	Worthington Enterprises Inc.	48,777
1,241	Xometry Inc., Class A Shares*	24,373
	Total Metal Fabricate/Hardware	8,530,993
Miscellaneous Manufacturers – 2.2%
1,659	AMMO Inc.*	2,638
954	AO Smith Corp.	79,869
18,749	Axon Enterprise Inc.*	6,842,823
785	Byrna Technologies Inc.*	9,098
3,970	Carlisle Cos., Inc.	1,682,486
141	Core Molding Technologies Inc.*	2,517
957	Donaldson Co., Inc.	69,603
19,935	Enpro Inc.	3,206,146
4,294	Fabrinet*	1,046,233
13,818	Federal Signal Corp.	1,305,663
2,492	Hillenbrand Inc.	82,136
28,900	ITT Inc.	4,023,458
1,090	John Bean Technologies Corp.	97,926
2,045	LSB Industries Inc.*	16,217
705	Materion Corp.	81,808
1,312	Myers Industries Inc.	20,060
501	NL Industries Inc.	3,317
788	Park Aerospace Corp.	10,646
1,044	Sight Sciences Inc.*	7,068
1,671	Smith & Wesson Brands Inc.	24,631
630	Sturm Ruger & Co., Inc.	26,536
386	Teledyne Technologies Inc.*	167,061
1,529	Textron Inc.	139,445
2,803	Trinity Industries Inc.	92,527
	Total Miscellaneous Manufacturers	19,039,912
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Packaging & Containers – 0.5%
11,708	Amcor PLC	$133,940
517	AptarGroup Inc.	79,199
5,614	Ardagh Metal Packaging SA	20,098
2,561	Ball Corp.	163,417
948	Berry Global Group Inc.	65,279
595	Clearwater Paper Corp.*	19,796
973	Crown Holdings Inc.	87,969
2,414	Graphic Packaging Holding Co.	72,251
847	Greif Inc., Class A Shares	52,954
201	Greif Inc., Class B Shares	13,547
140	Karat Packaging Inc.	3,548
100,037	O-I Glass Inc.*	1,269,470
730	Packaging Corp. of America	152,964
1,481	Pactiv Evergreen Inc.	17,476
38,912	Ranpak Holdings Corp., Class A Shares*	275,886
1,157	Sealed Air Corp.	40,437
25,565	Silgan Holdings Inc.	1,336,283
2,115	Smurfit WestRock PLC	100,293
784	Sonoco Products Co.	44,351
1,467	TriMas Corp.	37,423
	Total Packaging & Containers	3,986,581
Shipbuilding – 0.0%
308	Huntington Ingalls Industries Inc.	87,093
Transportation – 1.0%
2,028	Air Transport Services Group Inc.*	34,192
814	ArcBest Corp.	86,528
1,515	Ardmore Shipping Corp.	28,603
911	CH Robinson Worldwide Inc.	94,298
1,564	Costamare Inc.	22,193
321	Covenant Logistics Group Inc., Class A Shares	16,907
1,557	CryoPort Inc.*	14,511
4,775	DHT Holdings Inc.	51,713
1,209	Dorian LPG Ltd.	47,139
1,150	Expeditors International of Washington Inc.	141,921
1,072	FLEX LNG Ltd.	28,580
923	Forward Air Corp.	29,324
1,504	Genco Shipping & Trading Ltd.	26,455
4,277	Golden Ocean Group Ltd.	52,607
1,720	Heartland Express Inc.	21,294
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
643	Himalaya Shipping Ltd.*	$4,945
2,158	Hub Group Inc., Class A Shares	101,707
1,401	International Seaways Inc.	72,614
686	JB Hunt Transport Services Inc.	118,815
474	Kirby Corp.*	56,842
49,036	Knight-Swift Transportation Holdings Inc., Class A Shares	2,568,506
285	Landstar System Inc.	52,030
2,050	Marten Transport Ltd.	35,772
1,179	Matson Inc.	163,056
7,338	Nordic American Tankers Ltd.	27,297
1,608	Old Dominion Freight Line Inc.	310,022
309	PAM Transportation Services Inc.*	5,605
665	Pangaea Logistics Solutions Ltd.	4,489
667	Radiant Logistics Inc.*	4,249
21,302	RXO Inc.*	606,255
352	Ryder System Inc.	51,124
2,590	Safe Bulkers Inc.	13,235
3,644	Saia Inc.*	1,369,525
242	Schneider National Inc., Class B Shares	6,561
1,634	Scorpio Tankers Inc.	116,896
4,005	SFL Corp., Ltd, Class B Shares	47,499
2,333	Teekay Corp.*	19,387
837	Teekay Tankers Ltd., Class A Shares	47,609
268	Universal Logistics Holdings Inc.	11,328
2,178	Werner Enterprises Inc.	80,499
2,085	World Kinect Corp.	60,027
21,437	XPO Inc.*	2,457,109
	Total Transportation	9,109,268
Trucking & Leasing – 0.0%
1,278	GATX Corp.	180,326
1,062	Greenbrier Cos., Inc.	51,454
73	Willis Lease Finance Corp.	7,898
	Total Trucking & Leasing	239,678
	TOTAL INDUSTRIAL	180,420,367
TECHNOLOGY – 10.6%
Computers – 3.0%
4,782	3D Systems Corp.*	10,233
923	Amdocs Ltd.	80,273
1,619	ASGN Inc.*	155,683
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
7,544	CACI International Inc., Class A Shares*	$3,682,377
2,218	Cantaloupe Inc.*	15,349
4,074	Cognizant Technology Solutions Corp., Class A Shares	316,835
6,310	Conduent Inc.*	24,104
1,390	Corsair Gaming Inc.*	9,688
400	Crane NXT Co.	23,500
1,862	Cricut Inc., Class A Shares	10,762
15,046	CyberArk Software Ltd.*	4,314,290
46,900	Dell Technologies Inc., Class C Shares	5,418,826
942	Diebold Nixdorf Inc.*	42,220
4,517	D-Wave Quantum Inc.*	4,562
1,663	DXC Technology Co.*	34,374
434	EPAM Systems Inc.*	87,130
989	Everspin Technologies Inc.*	5,509
58,057	ExlService Holdings Inc.*	2,121,403
617	Gartner Inc.*	303,539
1,416	Genpact Ltd.	55,550
326	Globant SA*	65,930
2,038	Grid Dynamics Holdings Inc.*	28,369
10,563	Hewlett Packard Enterprise Co.	204,605
8,004	HP Inc.	289,585
997	Insight Enterprises Inc.*	216,419
2,240	Integral Ad Science Holding Corp.*	26,051
1,060	KBR Inc.	73,522
1,832	Kyndryl Holdings Inc.*	43,400
1,108	Leidos Holdings Inc.	175,629
54,880	Lumentum Holdings Inc.*	3,161,637
2,181	MAXIMUS Inc.	201,219
1,466	Mitek Systems Inc.*	13,663
2,617	NCR Atleos Corp.*	74,872
5,291	NCR Voyix Corp.*	71,376
1,689	NetApp Inc.	203,896
2,417	NetScout Systems Inc.*	51,917
2,877	NextNav Inc.*	22,067
1,522	OneSpan Inc.*	24,535
1,232	PAR Technology Corp.*	66,516
11,995	Parsons Corp.*	1,145,043
1,482	PlayAGS Inc.*	16,776
2,386	Pure Storage Inc., Class A Shares*	122,378
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
1,328	Qualys Inc.*	$166,226
2,236	Rapid7 Inc.*	84,543
2,519	Rekor Systems Inc.*	3,149
6,922	Rigetti Computing Inc.*	6,343
1,184	Rimini Street Inc.*	2,084
418	Science Applications International Corp.	54,587
405	Super Micro Computer Inc.*	177,269
1,892	System1 Inc.*	2,346
2,476	Telos Corp.*	9,037
4,219	Tenable Holdings Inc.*	174,160
4,183	Thoughtworks Holding Inc.*	18,196
354	TTEC Holdings Inc.	1,809
2,602	Unisys Corp.*	14,389
427	V2X Inc.*	24,190
44,647	Varonis Systems Inc., Class B Shares*	2,527,020
2,677	Western Digital Corp.*	175,584
1,676	WNS Holdings Ltd.*	99,219
754	Zscaler Inc.*	150,785
	Total Computers	26,706,548
Office/Business Equipment – 0.0%
6,331	Pitney Bowes Inc.	44,760
4,044	Xerox Holdings Corp.	45,819
422	Zebra Technologies Corp., Class A Shares*	145,750
	Total Office/Business Equipment	236,329
Semiconductors – 4.0%
1,677	ACM Research Inc., Class A Shares*	30,253
1,033	Aehr Test Systems*	15,712
578	Allegro MicroSystems Inc.*	14,178
856	Alpha & Omega Semiconductor Ltd.*	35,789
1,308	Ambarella Inc.*	78,088
56,961	Amkor Technology Inc.	1,874,017
1,223	Arteris Inc.*	10,493
210	Astera Labs Inc.*(b)	9,043
1,167	Axcelis Technologies Inc.*	127,588
857	CEVA Inc.*	20,517
445	Cirrus Logic Inc.*	64,832
1,626	Cohu Inc.*	43,756
1,640	Diodes Inc.*	114,292
1,238	Entegris Inc.	143,447
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
2,772	FormFactor Inc.*	$135,190
736	GLOBALFOUNDRIES Inc.*	34,356
801	Impinj Inc.*	134,648
251	IPG Photonics Corp.*	17,161
1,904	Kulicke & Soffa Industries Inc.	83,414
1,072	Lattice Semiconductor Corp.*	50,770
470	MACOM Technology Solutions Holdings Inc.*	51,338
87,300	Marvell Technology Inc.	6,655,752
2,647	MaxLinear Inc., Class A Shares*	40,181
49,332	Microchip Technology Inc.	4,053,117
31,825	MKS Instruments Inc.	3,794,495
384	Monolithic Power Systems Inc.	358,917
4,006	Navitas Semiconductor Corp., Class A Shares*	12,098
8,000	NXP Semiconductors NV	2,050,880
3,498	ON Semiconductor Corp.*	272,389
6,787	Onto Innovation Inc.*	1,447,124
1,710	Ouster Inc.*	12,124
2,116	Photronics Inc.*	54,720
41,730	Power Integrations Inc.	2,800,083
770	Qorvo Inc.*	89,235
654	QuickLogic Corp.*	5,494
3,887	Rambus Inc.*	173,827
211	Richardson Electronics Ltd.	2,500
24,679	Semtech Corp.*	1,081,434
14,024	Silicon Laboratories Inc.*	1,660,021
6,543	SiTime Corp.*	946,510
31,595	SkyWater Technology Inc.*	283,407
1,323	Skyworks Solutions Inc.	144,988
1,701	SMART Global Holdings Inc.*	35,245
1,346	Synaptics Inc.*	109,591
34,056	Teradyne Inc.	4,656,477
1,535	Ultra Clean Holdings Inc.*	57,870
27,614	Veeco Instruments Inc.*	980,021
470	Vishay Precision Group Inc.*	12,977
1,019	Wolfspeed Inc.*	9,935
	Total Semiconductors	34,890,294
Software – 3.6%
4,806	8x8 Inc.*	9,035
3,709	ACI Worldwide Inc.*	186,785
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
58,880	ACV Auctions Inc., Class A Shares*	$1,101,645
3,760	Adeia Inc.	47,376
10,286	Agilysys Inc.*	1,163,347
1,244	Akamai Technologies Inc.*	126,689
3,222	Alignment Healthcare Inc.*	29,030
48,975	Alkami Technology Inc.*	1,632,826
2,043	Altair Engineering Inc., Class A Shares*	184,605
1,248	American Software Inc., Class A Shares	14,364
2,435	Amplitude Inc., Class A Shares*	21,452
715	ANSYS Inc.*	229,815
9,380	Appfolio Inc., Class A Shares*	2,176,066
1,431	Appian Corp., Class A Shares*	46,422
2,155	AppLovin Corp., Class A Shares*	200,135
2,831	Asana Inc., Class A Shares*	39,804
221	Aspen Technology Inc.*	51,745
1,051	Asure Software Inc.*	9,028
86,510	AvePoint Inc.*	999,190
6,305	AvidXchange Holdings Inc.*	50,881
886	Bandwidth Inc., Class A Shares*	15,204
1,174	Bentley Systems Inc., Class B Shares	60,426
2,830	BigBear.ai Holdings Inc.*(b)	4,500
2,263	BigCommerce Holdings Inc.*	13,261
818	BILL Holdings Inc.*	44,630
1,491	Blackbaud Inc.*	124,648
2,081	BlackLine Inc.*	103,114
119,863	Blend Labs Inc., Class A Shares*	439,897
5,057	Box Inc., Class A Shares*	164,858
1,797	Braze Inc., Class A Shares*	80,470
961	Broadridge Financial Solutions Inc.	204,558
2,931	C3.ai Inc., Class A Shares*	68,410
3,427	CCC Intelligent Solutions Holdings Inc.*	36,943
1,481	Cerence Inc.*	4,887
3,202	Clear Secure Inc., Class A Shares	97,309
55,947	Clearwater Analytics Holdings Inc., Class A Shares*	1,386,367
178	Climb Global Solutions Inc.	16,906
2,461	Cloudflare Inc., Class A Shares*	202,147
11,975	CommVault Systems Inc.*	1,860,915
364	Concentrix Corp.	27,384
2,029	Confluent Inc., Class A Shares*	43,055
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
737	Consensus Cloud Solutions Inc.*	$17,754
398	CS Disco Inc.*	2,201
984	CSG Systems International Inc.	47,744
45	Daily Journal Corp.*	22,370
2,445	Datadog Inc., Class A Shares*	284,256
1,164	Dayforce Inc.*(a)	66,546
1,830	Definitive Healthcare Corp., Class A Shares*	8,583
1,243	Digi International Inc.*	36,619
545	Digimarc Corp.*	15,636
1,737	Digital Turbine Inc.*	5,593
2,377	DigitalOcean Holdings Inc.*	88,971
1,593	DocuSign Inc., Class A Shares*	94,322
1,278	Domo Inc., Class B Shares*	9,547
928	Donnelley Financial Solutions Inc.*	61,860
1,119	DoubleVerify Holdings Inc.*	22,044
985	Doximity Inc., Class A Shares*	36,228
2,064	Dropbox Inc., Class A Shares*	51,889
307	Duolingo Inc., Class A Shares*	65,259
2,080	Dynatrace Inc.*	105,290
6,147	E2open Parent Holdings Inc.*	27,539
483	eGain Corp.*	3,463
7,158	Elastic NV*	545,368
2,183	Electronic Arts Inc.	331,423
1,523	Enfusion Inc., Class A Shares*	12,626
1,823	Envestnet Inc.*	114,393
425	EverCommerce Inc.*	4,552
4,173	Evolent Health Inc., Class A Shares*	133,453
1,398	Fair Isaac Corp.*	2,418,917
4,199	Fastly Inc., Class A Shares*	25,278
4,709	Fidelity National Information Services Inc.	388,257
579	Five9 Inc.*	18,673
7,361	Freshworks Inc., Class A Shares*	85,976
890	GigaCloud Technology Inc., Class A Shares*(b)	17,302
999	Gitlab Inc., Class A Shares*	47,353
13,567	Guidewire Software Inc.*	2,018,363
815	HashiCorp Inc., Class A Shares*	27,661
2,097	Health Catalyst Inc.*	15,077
400	HubSpot Inc.*	199,628
202	IBEX Holdings Ltd.*	3,482
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
295	Ibotta Inc., Class A Shares*	$16,871
1,240	iLearningEngines Holdings Inc.*	1,724
1,252	Immersion Corp.	11,769
520	Informatica Inc., Class A Shares*	12,953
1,054	Innodata Inc.*	18,213
394	Inspired Entertainment Inc.*	3,558
739	Instructure Holdings Inc.*	17,315
1,398	Intapp Inc.*	64,588
7,285	IonQ Inc.*(b)	54,055
571	Jack Henry & Associates Inc.	98,800
2,481	Jamf Holding Corp.*	45,898
1,888	Kaltura Inc.*	2,568
499	Manhattan Associates Inc.*	131,951
9,491	Matterport Inc.*	42,994
958	MeridianLink Inc.*	21,871
1,290	MicroStrategy Inc., Class A Shares*	170,822
14,265	Monday.com Ltd.*	3,792,921
540	MongoDB Inc., Class A Shares*	157,027
629	MSCI Inc., Class A Shares	365,191
2,488	N-able Inc.*	31,996
672	nCino Inc.*	20,133
25,452	Nutanix Inc., Class A Shares*	1,608,312
3,792	Olo Inc., Class A Shares*	19,908
597	ON24 Inc.*	3,851
752	Outbrain Inc.*	3,835
1,572	Pagaya Technologies Ltd., Class A Shares*	23,674
3,126	PagerDuty Inc.*	61,832
16,437	Palantir Technologies Inc., Class A Shares*	517,437
2,631	Paychex Inc.	345,187
408	Paycom Software Inc.	66,414
599	Paycor HCM Inc.*	8,482
1,082	PDF Solutions Inc.*	34,137
351	Pegasystems Inc.	24,879
1,853	Phreesia Inc.*	47,641
6,704	Planet Labs PBC*	18,034
1,550	Playstudios Inc.*	2,356
796	Playtika Holding Corp.	6,026
2,737	Porch Group Inc.*	3,941
1,973	PowerSchool Holdings Inc., Class A Shares*	44,807
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
3,871	Privia Health Group Inc.*	$77,962
884	Procore Technologies Inc.*	52,395
1,498	Progress Software Corp.	87,109
1,554	PROS Holdings Inc.*	31,282
973	PTC Inc.*	174,255
1,523	PubMatic Inc., Class A Shares*	23,759
1,609	Rackspace Technology Inc.*	3,701
462	Red Violet Inc.*	13,352
530	ReposiTrak Inc.	10,308
711	RingCentral Inc., Class A Shares*	23,698
4,203	ROBLOX Corp., Class A Shares*	184,890
1,093	Sapiens International Corp. NV	39,774
1,904	Schrodinger Inc.*	40,041
1,226	SEMrush Holdings Inc., Class A Shares*	16,845
1,866	SentinelOne Inc., Class A Shares*	43,963
574	Simulations Plus Inc.	20,807
1,028	Smartsheet Inc., Class A Shares*	50,166
1,859	SolarWinds Corp.	23,777
10,489	SoundHound AI Inc., Class A Shares*(b)	51,291
1,753	Sprout Social Inc., Class A Shares*	54,518
1,328	SPS Commerce Inc.*	265,255
1,704	SS&C Technologies Holdings Inc.	127,953
1,376	Take-Two Interactive Software Inc.*	222,513
5,098	Talkspace Inc.*	10,196
810	Teradata Corp.*	22,874
1,448	Twilio Inc., Class A Shares*	90,876
348	Tyler Technologies Inc.*	204,579
3,009	UiPath Inc., Class A Shares*	38,756
2,309	Unity Software Inc.*	37,798
1,209	Veeva Systems Inc., Class A Shares*	261,676
2,160	Verint Systems Inc.*	68,148
37,558	Vertex Inc., Class A Shares*	1,453,119
264	Viant Technology Inc., Class A Shares*	2,938
5,498	Vimeo Inc., Class A, Private Placement*	29,414
1,315	Weave Communications Inc.*	14,833
4,846	WM Technology Inc.*	4,795
1,813	Workiva Inc., Class A Shares*	141,722
3,894	Yext Inc.*	19,820
5,932	Zeta Global Holdings Corp., Class A Shares*	156,664
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
1,988	Zoom Video Communications Inc., Class A Shares*	$137,331
2,428	ZoomInfo Technologies Inc., Class A Shares*	24,013
4,680	Zuora Inc., Class A Shares*	41,137
	Total Software	33,125,899
	TOTAL TECHNOLOGY	94,959,070
UTILITIES – 2.7%
Electric – 2.5%
5,859	AES Corp.	100,365
2,085	ALLETE Inc.	132,502
2,118	Alliant Energy Corp.	123,416
3,119	Altus Power Inc., Class A Shares*	9,731
2,189	Ameren Corp.	180,614
1,171	Ameresco Inc., Class A Shares*	35,657
548	Avangrid Inc.	19,558
2,825	Avista Corp.	109,158
26,976	Black Hills Corp.	1,594,821
1,099	Brookfield Renewable Corp., Class A Shares(b)	31,311
5,209	CenterPoint Energy Inc.	142,206
190	Clearway Energy Inc., Class A Shares	5,105
730	Clearway Energy Inc., Class C Shares	21,141
25,750	CMS Energy Corp.	1,747,395
2,820	Consolidated Edison Inc.	286,399
1,697	DTE Energy Co.	212,159
3,118	Edison International	271,360
15,750	Entergy Corp.	1,900,868
1,752	Evergy Inc.	103,613
2,887	Eversource Energy	194,959
8,188	Exelon Corp.	311,881
4,728	FirstEnergy Corp.	207,654
774	Genie Energy Ltd., Class B Shares	12,957
4,127	Hawaiian Electric Industries Inc.*	44,283
20,141	IDACORP Inc.	2,052,569
1,251	MGE Energy Inc.	108,468
2,188	Northwestern Energy Group Inc.	119,005
1,784	NRG Energy Inc.	151,658
1,593	OGE Energy Corp.	63,019
1,936	Ormat Technologies Inc.	144,290
1,485	Otter Tail Corp.	125,557
143,686	PG&E Corp.	2,830,614
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
898	Pinnacle West Capital Corp.	$78,593
83,374	Portland General Electric Co.	4,011,123
54,269	PPL Corp.	1,731,724
4,080	Public Service Enterprise Group Inc.	329,460
3,237	TXNM Energy Inc.	132,652
571	Unitil Corp.	34,431
2,830	Vistra Corp.	241,767
2,595	WEC Energy Group Inc.	241,413
4,556	Xcel Energy Inc.	278,964
	Total Electric	20,474,420
Gas – 0.2%
1,213	Atmos Energy Corp.	158,588
4,303	Brookfield Infrastructure Corp., Class A Shares(b)	175,132
800	Chesapeake Utilities Corp.	94,736
719	National Fuel Gas Co.	42,967
3,521	New Jersey Resources Corp.	163,058
3,707	NiSource Inc.	122,553
1,256	Northwest Natural Holding Co.	50,516
2,024	ONE Gas Inc.	139,535
141	RGC Resources Inc.	2,996
2,160	Southwest Gas Holdings Inc.	157,075
19,768	Spire Inc.	1,304,095
1,682	UGI Corp.	41,899
	Total Gas	2,453,150
Water – 0.0%
1,326	American States Water Co.	107,963
1,600	American Water Works Co., Inc.	228,992
1,985	California Water Service Group	109,830
570	Consolidated Water Co., Ltd.	15,823
2,094	Essential Utilities Inc.	81,645
200	Global Water Resources Inc.	2,538
624	Middlesex Water Co.	39,318
1,106	SJW Group	65,243
529	York Water Co.	20,620
	Total Water	671,972
	TOTAL UTILITIES	23,599,542
	TOTAL COMMON STOCKS (Cost – $671,500,313)	857,335,824
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 1.8%
33,895	iShares Russell 2000	$7,459,611
16,987	iShares Russell 2000 Growth	4,770,119
21,575	iShares Russell 2000 Value*	3,618,775
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $13,829,855)	15,848,505
REIT – 0.0%
FINANCIAL – 0.0%
Equity Real Estate Investment Trusts (REITs) – 0.0%
5,083	Outfront Media Inc. (Cost – $64,177)	86,665
LIMITED PARTNERSHIP – 0.0%
FINANCIAL – 0.0%
Investment Companies – 0.0%
2,200	Compass Diversified Holdings (Cost – $46,648)	48,730
CLOSED-END FUND – 0.0%
591	NexPoint Diversified Real Estate Trust, Class Common Shares (Cost – $4,611)	3,487
WARRANTS – 0.0%
BASIC MATERIALS – 0.0%
Chemicals – 0.0%
540	Danimer Scientific Inc.*	50
CONSUMER NON-CYCLICAL – 0.0%
Healthcare-Products – 0.0%
60	Pulse Biosciences Inc.*(b)	458
	TOTAL WARRANTS (Cost – $902)	508
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $685,446,506)	873,323,719
Face Amount†
SHORT-TERM INVESTMENTS – 2.4%
TIME DEPOSITS – 2.4%
$10,093	ANZ National Bank – London, 4.680% due 9/3/24	10,093
1,507,220	Canadian Imperial Bank of Commerce – Toronto, 4.680% due 9/3/24	1,507,220
5,604,530	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	5,604,530
12,429,743	Skandinaviska Enskilda Banken AB – Stockholm, 4.680% due 9/3/24	12,429,743
2,147,230	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/3/24	2,147,230
	TOTAL TIME DEPOSITS (Cost – $21,698,816)	21,698,816
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.5%
MONEY MARKET FUND – 0.5%
4,370,474	Federated Government Obligations Fund, Premier Class, 5.133%(d) (Cost – $4,370,474)	$4,370,474
	TOTAL INVESTMENTS – 100.5% (Cost – $711,515,796)	899,393,009
	Liabilities in Excess of Other Assets – (0.5)%	(4,231,977)
	TOTAL NET ASSETS – 100.0%	$895,161,032

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $157,449 and represents 0.02% of net assets.

(b)
All or a portion of this security is on loan (See Note 5).

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

Summary of Investments by Security Sector^
Consumer Non-cyclical	20.7%
Industrial	20.1
Financial	19.6
Technology	10.6
Consumer Cyclical	10.4
Energy	4.4
Basic Materials	3.8
Communications	3.1
Utilities	2.6
Exchange Traded Funds (ETFs)	1.8
Government	0.0*
Closed-End Fund	0.0*
Short-Term Investments	2.4
Money Market Fund	0.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

At August 31, 2024, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index September Futures	6	9/24	$620,818	$666,930	$46,112
S&P MidCap 400 Index September Futures	2	9/24	593,670	619,620	25,950
					$72,062
At August 31, 2024, Destinations Small-Mid Cap Equity Fund had deposited cash of  $21,958 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 95.2%
Argentina – 0.2%
281,990	Despegar.com Corp.*	$3,465,657
Australia – 2.1%
150,712	AGL Energy Ltd.	1,188,024
10,509	ALS Ltd.	111,964
56,378	AMP Ltd.	48,998
5,186	Ampol Ltd.	101,809
3,962	Ansell Ltd.	80,298
65,772	ANZ Group Holdings Ltd.	1,358,318
27,725	APA Group	142,389
14,244	Aristocrat Leisure Ltd.	529,489
4,327	ASX Ltd.	179,208
24,004	Atlas Arteria Ltd.	82,827
38,758	Aurizon Holdings Ltd.	88,915
13,052	Bank of Queensland Ltd.	55,973
38,683	Beach Energy Ltd.	32,873
12,007	Bendigo & Adelaide Bank Ltd.	98,220
109,850	BHP Group Ltd.	3,044,072
9,738	BlueScope Steel Ltd.	136,910
29,731	Brambles Ltd.	367,937
8,043	CAR Group Ltd.	207,114
11,146	Challenger Ltd.	51,873
10,205	Charter Hall Group	100,695
47,925	Cleanaway Waste Management Ltd.	93,732
1,373	Cochlear Ltd.	280,202
27,987	Coles Group Ltd.	356,415
36,901	Commonwealth Bank of Australia	3,498,829
13,522	Computershare Ltd.	261,076
10,546	CSL Ltd.	2,199,820
6,567	Deterra Royalties Ltd.	16,426
23,553	Dexus	115,039
9,780	Domain Holdings Australia Ltd.	18,845
1,521	Domino’s Pizza Enterprises Ltd.	31,025
14,246	Downer EDI Ltd.	54,185
3,394	EBOS Group Ltd.	74,213
30,116	Endeavour Group Ltd.	109,121
41,420	Evolution Mining Ltd.	118,612
3,305	Flight Centre Travel Group Ltd.	46,886
34,685	Fortescue Ltd.	427,375
40,447	Goodman Group	919,740
42,575	GPT Group	141,679
159,186	GrainCorp Ltd., Class A Shares	943,545
14,671	Harvey Norman Holdings Ltd.	45,631
164,359	Helia Group Ltd.	458,977
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
5,914	IDP Education Ltd.	$64,979
12,879	IGO Ltd.	48,676
10,739	Iluka Resources Ltd.	44,953
43,323	Incitec Pivot Ltd.	89,038
12,440	Insignia Financial Ltd.	19,524
54,318	Insurance Australia Group Ltd.	278,600
50,298	IPD Group Ltd.	169,125
52,506	JB Hi-Fi Ltd.	2,826,078
14,290	Lendlease Corp., Ltd.	65,665
47,921	Liontown Resources Ltd.*	24,502
49,977	Lottery Corp., Ltd.	169,421
7,954	Macquarie Group Ltd.	1,166,608
3,449	Magellan Financial Group Ltd.	22,397
58,954	Medibank Pvt Ltd.	154,581
21,111	Metcash Ltd.	51,290
3,757	Mineral Resources Ltd.	102,743
86,354	Mirvac Group	119,151
95,200	MMG Ltd.*	27,295
68,733	National Australia Bank Ltd.	1,784,101
166,039	New Hope Corp., Ltd. .	505,339
12,685	NEXTDC Ltd.*	146,531
25,558	Northern Star Resources Ltd.	263,381
5,731	Nufarm Ltd.	15,392
10,371	Orica Ltd.	125,121
35,970	Origin Energy Ltd.	242,405
33,591	Orora Ltd.	56,810
597,771	Perenti Ltd.	419,535
2,836	Perpetual Ltd.	37,700
263,140	Perseus Mining Ltd.	468,926
62,814	Pilbara Minerals Ltd.(a)	126,871
24,715	Pro Medicus Ltd.	2,531,826
18,034	Qantas Airways Ltd.*	82,198
32,356	QBE Insurance Group Ltd.	345,625
35,902	Qube Holdings Ltd.	94,231
3,756	Ramsay Health Care Ltd.	105,972
1,083	REA Group Ltd.	161,566
4,543	Reece Ltd.	84,536
30,243	Region RE Ltd.	46,475
8,131	Rio Tinto Ltd.	613,744
70,480	Santos Ltd.	346,148
118,645	Scentre Group	277,754
7,649	SEEK Ltd.	120,023
4,053	Seven Group Holdings Ltd.	113,228
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
2,325	Sims Ltd.	$17,387
10,590	Sonic Healthcare Ltd.	198,789
102,678	South32 Ltd.	218,101
51,040	Star Entertainment Grp Ltd.*	15,544
23,251	Steadfast Group Ltd.	102,273
53,239	Stockland	181,824
27,123	Suncorp Group Ltd.	325,698
47,279	Super Retail Group Ltd.	573,990
33,572	Tabcorp Holdings Ltd.	9,879
90,915	Telstra Group Ltd.	242,359
5,739	TPG Telecom Ltd.	19,316
67,583	Transurban Group	622,297
17,633	Treasury Wine Estates Ltd.	136,335
80,373	Vicinity Ltd.	121,365
5,320	Washington H Soul Pattinson & Co., Ltd.	124,691
24,819	Wesfarmers Ltd.	1,218,813
76,408	Westpac Banking Corp.	1,622,529
348,479	Whitehaven Coal Ltd.	1,584,492
3,640	WiseTech Global Ltd.	294,784
305,852	Woodside Energy Group Ltd.	5,631,263
26,706	Woolworths Group Ltd.	646,260
9,573	Worley Ltd.	99,158
124,394	Yancoal Australia Ltd.	455,228
	Total Australia	47,241,718
Austria – 0.1%
1,489	ANDRITZ AG	98,165
6,579	Erste Group Bank AG	362,392
3,093	OMV AG	134,934
82,859	Raiffeisen Bank International AG	1,647,670
2,785	Telekom Austria AG, Class A Shares	27,362
1,422	Verbund AG	121,332
2,553	voestalpine AG	62,393
	Total Austria	2,454,248
Belgium – 0.2%
475	Ackermans & van Haaren NV	94,752
3,546	Ageas SA	183,104
19,517	Anheuser-Busch InBev SA	1,198,768
477	D’ieteren Group	116,047
834	Elia Group SA	91,469
1,845	Groupe Bruxelles Lambert NV	142,922
5,369	KBC Group NV	418,326
8	Lotus Bakeries NV	100,667
96,971	Proximus SADP	732,089
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Belgium – (continued)
389	Sofina SA	$95,125
33,383	Solvay SA	1,176,669
1,515	Syensqo SA	125,306
2,633	UCB SA	477,976
4,476	Umicore SA	56,538
3,752	Warehouses De Pauw CVA	100,463
	Total Belgium	5,110,221
Bermuda – 0.2%
234,344	Hiscox Ltd.	3,626,762
Brazil – 1.5%
48,179	Afya Ltd., Class A Shares*	785,318
850,974	B3 SA – Brasil Bolsa Balcao	1,914,999
121,074	Banco BTG Pactual SA	764,092
183,000	Compania de Saneamento de Minas Gerais Copasa MG	770,369
1,156,216	Inter & Co., Inc.	8,361,797
1,908	Localiza Rent a Car SA*(b)	13,748
478,880	Localiza Rent a Car SA	3,515,971
1,299,284	Lojas Renner SA	3,922,306
423,908	Metalurgica Gerdau SA	789,187
103,533	NU Holdings Ltd., Class A Shares*	1,549,889
123,433	Petroleo Brasileiro SA, ADR	1,720,656
212,535	Raia Drogasil SA	1,039,544
191,116	Suzano SA	1,865,489
663,500	TOTVS SA	3,529,074
190,258	WEG SA	1,828,414
105,716	XP Inc., Class A Shares	1,946,232
	Total Brazil	34,317,085
Cambodia – 0.0%
42,000	NagaCorp Ltd.*	17,953
Canada – 5.6%
252,908	AGF Management Ltd., Class B Shares	1,501,216
52,574	Agnico Eagle Mines Ltd./Mines Agnico Eagle Limitee	4,283,157
16,100	Alimentation Couche-Tard Inc.	918,993
13,100	Atco Ltd., Class I Shares	441,964
131,000	Athabasca Oil Corp.*	526,819
205,100	B2Gold Corp.	576,761
15,744	Bank of Montreal	1,316,643
193,848	Bank of Nova Scotia	9,675,500
38,300	Barrick Gold Corp.	773,247
7,000	BCE Inc.	245,201
9,600	Brookfield Asset Management Ltd., Class A Shares	391,337
32,800	Brookfield Corp.	1,650,039
9,500	Cameco Corp.	387,613
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
19,782	Canadian Imperial Bank of Commerce	$1,156,023
51,584	Canadian National Railway Co.	6,077,609
46,800	Canadian Natural Resources Ltd.	1,693,863
46,729	Canadian Pacific Kansas City Ltd.	3,877,023
47,686	Celestica Inc.*	2,427,908
28,642	Cenovus Energy Inc.	531,080
4,500	CGI Inc.*	506,945
1,919	Constellation Software Inc.	6,265,943
35,440	Definity Financial Corp.	1,314,784
17,330	Descartes Systems Group Inc.*	1,748,424
5,800	Dollarama Inc.	587,423
182,398	Element Fleet Management Corp.	3,782,619
277,000	Enbridge Inc.	11,143,714
14,805	EQB Inc.	1,047,747
490	Fairfax Financial Holdings Ltd.	591,512
18,349	Finning International Inc.	544,582
10,577	Fortis Inc.	465,380
81,596	Franco-Nevada Corp.	9,962,855
1,500	George Weston Ltd.	243,951
5,900	Great-West Lifeco Inc.(a)	193,931
7,100	Hydro One Ltd.(c)	241,329
3,400	Imperial Oil Ltd.	256,056
3,900	Intact Financial Corp.	733,932
3,100	Loblaw Cos., Ltd.	404,547
5,700	Magna International Inc.	239,546
39,700	Manulife Financial Corp.	1,096,076
4,700	Metro Inc.	295,234
26,207	National Bank of Canada	2,401,263
10,800	Nutrien Ltd.	523,032
11,900	Pembina Pipeline Corp.	479,355
11,900	Power Corp. of Canada	365,278
6,700	Restaurant Brands International Inc.	465,458
30,632	Royal Bank of Canada	3,704,250
50,068	Russel Metals Inc.	1,398,301
5,300	Saputo Inc.	117,856
72,012	Shopify Inc., Class A Shares*	5,333,577
12,600	Sun Life Financial Inc.	686,771
356,735	Suncor Energy Inc.	14,466,082
22,500	TC Energy Corp.	1,042,070
9,900	Teck Resources Ltd., Class B Shares	474,010
11,131	TELUS Corp.	179,797
3,134	Thomson Reuters Corp.	536,739
79,085	TMX Group Ltd.	2,522,622
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
38,800	Toronto-Dominion Bank	$2,324,689
6,900	Tourmaline Oil Corp.	314,449
44,400	TransAlta Corp.	391,043
22,915	Waste Connections Inc.	4,273,500
74,077	Wheaton Precious Metals Corp.	4,577,906
120,639	Whitecap Resources Inc.	918,387
	Total Canada	127,614,961
Chile – 0.0%
7,670	Antofagasta PLC	187,988
China – 2.3%
13,500	AAC Technologies Holdings Inc.	57,614
73,450	Alibaba Group Holding Ltd., ADR	6,121,323
1,058,392	China Mengniu Dairy Co., Ltd.	1,788,196
404,008	FinVolution Group, ADR	2,141,242
288,077	Full Truck Alliance Co., Ltd., ADR	2,088,558
187,729	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,268,338
96,123	Hello Group Inc., ADR	638,257
113,936	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	820,215
64,581	Kanzhun Ltd., ADR	804,679
234,224	KE Holdings Inc., ADR	3,475,884
1,963,093	Kingdee International Software Group Co., Ltd.*	1,543,920
141,000	Kingsoft Corp., Ltd.	388,831
30,020	Kweichow Moutai Co., Ltd., Class A Shares	6,104,635
176,000	Lenovo Group Ltd.	215,735
117,872	Meituan, Class B Shares*(c)	1,775,184
64,775	Midea Group Co., Ltd., Class A Shares	591,891
926,850	NARI Technology Co., Ltd., Class A Shares	3,219,161
259,100	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares	896,051
280,700	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,713,858
23,366	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	826,833
264,179	Shenzhou International Group Holdings Ltd.	2,172,403
50,000	Silergy Corp.	743,643
161,289	Tencent Holdings Ltd.	7,795,375
21,925	Tencent Holdings Ltd., ADR	1,063,582
72,323	Tencent Music Entertainment Group, ADR	755,052
176,000	WH Group Ltd.(c)	127,930
918,800	Yangzijiang Shipbuilding Holdings Ltd.	1,754,887
23,416	Yum China Holdings Inc.	797,098
50,907	Zai Lab Ltd., ADR*(a)	1,015,086
	Total China	52,705,461
Denmark – 1.2%
72	AP Moller – Maersk AS, Class A Shares	104,808
106	AP Moller – Maersk AS, Class B Shares	158,390
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Denmark – (continued)
2,106	Carlsberg AS, Class B Shares	$247,843
2,658	Coloplast AS, Class B Shares	362,614
14,561	D/S Norden AS	604,087
14,287	Danske Bank AS	446,304
2,028	Demant AS*	86,121
3,819	DSV AS	684,774
5,447	Genmab AS*	1,514,355
4,982	H Lundbeck AS	35,400
29,120	ISS AS(a)	539,337
7,343	Jyske Bank AS, Class Registered Shares	589,895
57,036	Novo Nordisk AS, ADR	7,937,130
67,118	Novo Nordisk AS, Class B Shares	9,346,046
41,895	Novonesis (Novozymes) B	2,912,044
4,310	Orsted AS*(c)	249,735
1,757	Pandora AS	308,557
167	ROCKWOOL AS, Class B Shares	72,679
302	Svitzer Group AS*	11,617
16,415	Sydbank AS	832,400
7,450	Tryg AS	166,392
22,051	Vestas Wind Systems AS*	508,502
	Total Denmark	27,719,030
Finland – 1.0%
3,073	Elisa OYJ	153,734
492,011	Fortum OYJ	7,871,449
5,882	Kesko OYJ, Class B Shares	119,698
7,096	Kone OYJ, Class B Shares	383,464
13,970	Metso OYJ	142,462
9,608	Neste OYJ	224,792
113,599	Nokia OYJ	505,355
72,843	Nordea Bank Abp	860,890
2,272	Orion OYJ, Class B Shares	120,688
9,576	Sampo OYJ, Class A Shares	428,045
496,641	Stora Enso OYJ, Class R Shares	6,438,221
11,683	UPM-Kymmene OYJ	395,767
150,821	Valmet OYJ	4,329,782
10,571	Wartsila OYJ Abp	234,188
	Total Finland	22,208,535
France – 7.2%
3,991	Accor SA	168,041
675	Aeroports de Paris SA	88,484
12,358	Air Liquide SA	2,306,196
12,791	Airbus SE	1,971,574
7,857	Alstom SA*	160,588
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
1,188	Amundi SA(c)	$89,370
86,532	Arkema SA	8,054,454
38,779	AXA SA	1,475,551
3,273	Ayvens SA(c)	22,786
925	BioMerieux	107,092
171,159	BNP Paribas SA	11,848,599
18,712	Bollore SE	123,245
3,973	Bouygues SA	142,413
6,537	Bureau Veritas SA	215,760
41,396	Capgemini SE	8,637,148
12,279	Carrefour SA	197,977
71,544	Cie de Saint-Gobain SA	6,259,558
15,365	Cie Generale des Etablissements Michelin SCA	603,469
1,234	Covivio SA	68,782
22,637	Credit Agricole SA	354,409
13,699	Danone SA	951,220
15,777	Dassault Aviation SA	3,398,937
92,041	Dassault Systemes SE	3,596,768
5,306	Edenred SE	224,861
1,766	Eiffage SA	185,200
38,039	Engie SA	670,043
4,443	Esker SA	1,158,532
28,346	EssilorLuxottica SA	6,715,519
1,040	Eurazeo SE	82,024
1,109	Gecina SA	122,038
7,508	Getlink SE	135,483
748	Hermes International SCA	1,794,536
747	Ipsen SA	90,624
1,226	JCDecaux SE*	25,337
1,575	Kering SA	453,315
4,423	Klepierre SA	132,347
2,175	La Francaise des Jeux SAEM(c)	88,710
86,236	Legrand SA	9,720,732
5,066	L’Oreal SA	2,222,198
17,654	LVMH Moet Hennessy Louis Vuitton SE	13,243,217
1,530	Neoen SA(c)	65,516
41,312	Orange SA	470,487
39,004	Pernod Ricard SA	5,556,165
1,936	Pluxee NV*	45,939
5,037	Publicis Groupe SA	553,862
509	Remy Cointreau SA	41,547
4,368	Renault SA	207,500
5,110	Rexel SA	129,138
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
29,006	Safran SA	$6,351,082
146,710	Sanofi SA	16,411,213
14,979	Sartorius Stedim Biotech	3,065,197
54,995	Schneider Electric SE	13,975,437
3,288	SCOR SE	69,094
507	SEB SA	53,061
15,743	Societe Generale SA	380,578
1,950	Sodexo SA(a)	173,579
515	SOITEC*	64,039
1,256	Teleperformance SE	138,345
69,046	Thales SA	11,610,402
193,065	TotalEnergies SE	13,328,579
2,280	Unibail-Rodamco-Westfield	182,696
68,007	Valeo SE	727,718
13,571	Veolia Environnement SA	449,418
10,666	Vinci SA	1,276,056
13,460	Vivendi SE	151,028
558	Wendel SE	56,626
5,204	Worldline SA*(c)	47,785
	Total France	163,489,224
Germany – 6.7%
10,575	adidas AG	2,705,192
8,525	Allianz SE, Class Registered Shares	2,641,264
10,561	Atoss Software SE	1,621,347
246,343	BASF SE	12,489,400
43,701	Bayer AG, Class Registered Shares	1,350,903
7,978	Bayerische Motoren Werke AG	731,191
1,745	Bechtle AG	75,157
19,887	Beiersdorf AG	2,878,297
3,051	Brenntag SE	226,852
812	Carl Zeiss Meditec AG	59,397
22,392	Commerzbank AG	331,493
138,490	Continental AG	9,359,421
4,196	Covestro AG*(c)	256,943
6,926	CTS Eventim AG & Co. KGaA	649,782
11,615	Daimler Truck Holding AG	445,264
4,262	Delivery Hero SE, Class A Shares*(c)	134,491
44,456	Deutsche Bank AG, Class Registered Shares	722,916
35,716	Deutsche Boerse AG	8,014,105
12,614	Deutsche Lufthansa AG, Class Registered Shares	82,133
203,309	Deutsche Post AG	8,832,999
274,156	Deutsche Telekom AG, Class Registered Shares	7,784,317
1,070	Deutsche Wohnen SE	25,433
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
52,143	Douglas AG*	$1,194,294
1,114	DWS Group GmbH & Co. KGaA(c)	43,006
48,322	E.ON SE	684,628
8,514	Elmos Semiconductor SE	770,240
5,426	Evonik Industries AG	120,284
117,828	Evotec SE*	869,625
460	Fielmann Group AG	22,456
773	Fraport AG Frankfurt Airport Services Worldwide*	39,071
4,482	Fresenius Medical Care AG	172,804
8,776	Fresenius SE & Co. KGaA*	323,617
2,171	FUCHS SE	86,450
266,476	GEA Group AG	12,498,561
1,360	Hannover Rueck SE	385,632
2,996	Heidelberg Materials AG	317,024
2,145	Henkel AG & Co. KGaA	178,250
125,575	Henkel AG & Co. KGaA	11,487,348
4,767	HOCHTIEF AG	583,101
28,484	Infineon Technologies AG	1,037,597
1,385	KION Group AG	53,674
35,488	Knorr-Bremse AG	2,922,763
1,581	LEG Immobilien SE	151,845
16,943	Mensch und Maschine Software SE	1,041,530
18,748	Mercedes-Benz Group AG	1,292,840
11,483	Merck KGaA	2,234,630
1,156	MTU Aero Engines AG	345,000
2,894	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,565,454
1,155	Nemetschek SE	120,397
23,756	Nexus AG	1,258,593
18,862	Puma SE	815,235
108	Rational AG	108,915
13,859	Rheinmetall AG	8,277,534
15,620	RWE AG	563,686
81,135	SAP SE	17,696,898
4,251	Sartorius AG	1,172,732
32,700	Schott Pharma AG & Co. KGaA	1,300,937
1,675	Scout24 SE(c)	127,964
41,403	Siemens AG, Class Registered Shares	7,745,780
12,196	Siemens Energy AG*	351,429
62,271	Siemens Healthineers AG(c)	3,620,303
568	Sixt SE	36,266
25,797	Symrise AG, Class A Shares	3,397,415
1,159	Talanx AG	99,795
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
11,327	thyssenkrupp AG	$39,991
959	Traton SE	31,720
186,399	TUI AG*	1,228,562
4,427	Volkswagen AG	474,082
15,256	Vonovia SE	526,118
398	Wacker Chemie AG	38,474
47,675	Zalando SE*(c)	1,236,569
	Total Germany	152,109,416
Greece – 0.1%
145,634	National Bank of Greece SA	1,269,888
80,274	Sarantis SA	882,645
	Total Greece	2,152,533
Hong Kong – 2.9%
2,246,200	AIA Group Ltd.	16,021,776
361,900	ASMPT Ltd.	4,080,001
43,800	Bank of East Asia Ltd.	55,613
3,347,000	BOC Hong Kong Holdings Ltd.	10,544,157
650,912	Budweiser Brewing Co. APAC Ltd.(c)	745,276
24,000	Cathay Pacific Airways Ltd.	24,479
38,600	Chow Tai Fook Jewellery Group Ltd.	32,919
44,500	CK Asset Holdings Ltd.	180,287
1,563,500	CK Hutchison Holdings Ltd.	8,645,015
13,500	CK Infrastructure Holdings Ltd.	99,971
858,500	CLP Holdings Ltd.	7,686,029
7,500	DFI Retail Group Holdings Ltd.	13,931
62,600	ESR Group Ltd.(c)	97,322
50,000	First Pacific Co., Ltd.	26,698
207,719	Galaxy Entertainment Group Ltd.	807,308
15,000	Hang Lung Group Ltd.	17,157
44,000	Hang Lung Properties Ltd.	33,495
16,600	Hang Seng Bank Ltd.	200,229
31,000	Henderson Land Development Co., Ltd.	96,753
247,000	Hong Kong & China Gas Co., Ltd.	200,513
66,800	Hong Kong Exchanges & Clearing Ltd.	2,047,695
24,400	Hongkong Land Holdings Ltd.	91,521
133,300	Hutchison Port Holdings Trust, Class U Shares	17,193
13,500	HUTCHMED China Ltd.*	48,081
10,000	Hysan Development Co., Ltd.	16,129
4,400	Jardine Matheson Holdings Ltd.	158,663
428,000	Kerry Properties Ltd.	804,621
1,619,610	Link REIT	7,637,734
28,400	Man Wah Holdings Ltd.	16,879
33,000	MTR Corp., Ltd.	116,816
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
47,000	New World Development Co., Ltd.	$47,312
18,000	NWS Holdings Ltd.	16,332
3,000	Orient Overseas International Ltd.	41,766
93,000	PCCW Ltd.	52,554
31,500	Power Assets Holdings Ltd.	219,430
60,116	Prudential PLC	519,937
34,000	Shangri-La Asia Ltd.	20,890
76,000	Sino Land Co., Ltd.	81,283
28,000	SITC International Holdings Co., Ltd.	65,902
73,000	SJM Holdings Ltd.*	22,292
96,500	Sun Hung Kai Properties Ltd.	942,346
5,500	Swire Pacific Ltd., Class A Shares	46,815
42,500	Swire Pacific Ltd., Class B Shares	55,668
22,400	Swire Properties Ltd.	41,316
138,350	Techtronic Industries Co., Ltd.	1,860,744
136,000	United Energy Group Ltd.*	7,589
16,000	Vitasoy International Holdings Ltd.	9,955
3,600	VTech Holdings Ltd.	23,385
21,000	Wharf Holdings Ltd.	55,221
33,000	Wharf Real Estate Investment Co., Ltd.	96,276
49,000	Xinyi Glass Holdings Ltd.	44,454
17,500	Yue Yuen Industrial Holdings Ltd.	30,341
	Total Hong Kong	64,866,069
India – 6.6%
103,587	Aarti Industries Ltd.	776,622
33,234	Aavas Financiers Ltd.*	683,482
220,902	Akums Drugs & Pharmaceuticals Ltd.*	2,273,972
386,038	ASK Automotive Ltd.	2,128,612
267,002	Axis Bank Ltd.	3,763,576
102,499	Bajaj Finance Ltd.	8,830,585
97,394	Berger Paints India Ltd.	663,398
415,474	Bharat Wire Ropes Ltd.*	1,423,246
232,158	Bharti Airtel Ltd.	4,122,227
203,456	BrainBees Solutions Ltd.*	1,554,163
237,590	Cello World Ltd.	2,576,123
346,130	CESC Ltd.	802,431
50,246	Chennai Petroleum Corp., Ltd.	586,745
379,030	Cholamandalam Investment & Finance Co., Ltd.	6,582,749
84,410	CMS Info Systems Ltd.	554,018
13,896	Cummins India Ltd.	621,594
8,276	Dixon Technologies India Ltd.	1,280,877
63,608	Elecon Engineering Co., Ltd.	473,417
105,321	Elgi Equipments Ltd.	878,302
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
20,849	Glenmark Pharmaceuticals Ltd.	$431,755
118,996	Godrej Consumer Products Ltd.	2,097,200
43,328	Godrej Properties Ltd.*	1,510,007
23,191	Gopal Snacks Ltd.*	93,448
313,085	HDFC Bank Ltd.	6,083,990
6,272	HDFC Bank Ltd., ADR	383,282
41,320	Hindustan Unilever Ltd.	1,372,713
617,320	Honasa Consumer Ltd.*	3,728,739
1	ICICI Bank Ltd., ADR	29
287,364	Indegene Ltd.*	2,002,683
800,338	Indus Towers Ltd.*	4,367,462
35,362	Info Edge India Ltd.	3,235,255
35,897	InterGlobe Aviation Ltd.*(c)	2,064,738
347,302	Jio Financial Services Ltd.*	1,339,888
998,387	JM Financial Ltd.	1,268,450
24,723	Kaynes Technology India Ltd.*	1,408,976
125,403	Kotak Mahindra Bank Ltd.	2,668,554
134,870	KPIT Technologies Ltd.	2,939,140
64,601	Larsen & Toubro Ltd.	2,871,029
110,084	LIC Housing Finance Ltd.	888,716
48,044	Mahindra & Mahindra Ltd.	1,614,757
167,272	Manappuram Finance Ltd.	431,642
46,854	Maruti Suzuki India Ltd.	6,982,308
96,044	Max Healthcare Institute Ltd.	990,642
28,817	Mold-Tek Packaging Ltd.	270,870
854,909	National Aluminium Co., Ltd.	1,874,702
212,224	NCC Ltd.	809,176
212,089	Nippon Life India Asset Management Ltd.(c)	1,706,862
997,195	NTPC Ltd.	4,979,739
11,601	Nuvama Wealth Management Ltd.	893,196
4,472,130	Ola Electric Mobility Ltd.*	6,294,642
463,150	Power Finance Corp., Ltd.	3,071,666
478,823	Power Grid Corp. of India Ltd.	1,940,980
18,637	Prudent Corporate Advisory Services Ltd.*	540,954
65,346	R Systems International Ltd.	403,757
19,013	Rainbow Children’s Medicare Ltd.	288,310
19,684	Raymond Ltd.	468,314
192,234	Redington Ltd.	463,508
131,815	Reliance Industries Ltd.	4,772,757
100,988	SBI Life Insurance Co., Ltd.(c)	2,244,779
22,939	SRF Ltd.	705,546
9,397	Supreme Industries Ltd.	589,250
198,435	Suyog Telematics Ltd.	3,954,306
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
67,088	Tata Communications Ltd.	$1,569,692
98,576	Tata Consumer Products Ltd.	1,415,638
209,186	Titan Co., Ltd.	8,954,442
38,475	Trent Ltd.	3,301,205
59,753	Varun Beverages Ltd.	1,073,399
196,891	Vijaya Diagnostic Centre Pvt Ltd.	2,156,531
1,132,383	Zomato Ltd.*	3,403,759
	Total India	149,499,522
Indonesia – 0.7%
15,309,600	Bank Central Asia Tbk PT	10,233,437
6,311,229	Bank Rakyat Indonesia Persero Tbk PT	2,104,595
511,300	Indo Tambangraya Megah Tbk PT	900,613
12,320,300	Sarana Menara Nusantara Tbk PT	665,739
10,191,400	Telkom Indonesia Persero Tbk PT	2,012,608
	Total Indonesia	15,916,992
Ireland – 1.3%
1,356,086	AIB Group PLC	8,174,257
518,343	Bank of Ireland Group PLC	5,970,365
2,169	DCC PLC	153,541
164,998	Experian PLC	8,034,980
3,860	Flutter Entertainment PLC*	826,136
3,789	Glanbia PLC	67,199
9,247	James Hardie Industries PLC*	347,376
3,254	Kerry Group PLC, Class A Shares	326,664
3,230	Kingspan Group PLC	283,145
20,479	PDD Holdings Inc., ADR*	1,968,237
26,140	Ryanair Holdings PLC, ADR	2,913,564
5,496	Smurfit WestRock PLC	259,205
5,767	Smurfit WestRock PLC	273,471
	Total Ireland	29,598,140
Israel – 0.2%
1,281	Airport City Ltd.*	19,788
4,825	Amot Investments Ltd.	21,435
725	Azrieli Group Ltd.	49,298
28,702	Bank Hapoalim BM	286,233
32,686	Bank Leumi Le-Israel BM	315,854
43,479	Bezeq The Israeli Telecommunication Corp., Ltd.	51,613
242	Big Shopping Centers Ltd.*	26,689
601	Camtek Ltd.	56,438
133	Delek Group Ltd.	15,960
532	Elbit Systems Ltd.	109,214
51	Electra Ltd.	20,971
6,484	Energix-Renewable Energies Ltd.	23,179
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Israel – (continued)
2,487	Enlight Renewable Energy Ltd.*	$41,063
201	Fattal Holdings 1998 Ltd.*	23,904
1,031	First International Bank Of Israel Ltd.	42,516
2,529	Harel Insurance Investments & Financial Services Ltd.	25,914
16,520	ICL Group Ltd.	75,168
77	Israel Corp., Ltd.	17,333
28,023	Israel Discount Bank Ltd., Class A Shares	155,531
451	Melisron Ltd.	34,372
10,360	Mivne Real Estate KD Ltd.	26,274
2,982	Mizrahi Tefahot Bank Ltd.	114,182
22,978	Nayax Ltd.*	546,128
1,345	Nice Ltd.*	233,812
10,855	Nice Ltd., ADR*	1,885,948
620	Nova Ltd.*	139,935
4,123	Phoenix Financial Ltd.	44,086
8,731	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	499,573
3,042	Shapir Engineering & Industry Ltd.*	17,774
1,341	Strauss Group Ltd.	21,489
24,152	Teva Pharmaceutical Industries Ltd.*	454,190
2,453	Tower Semiconductor Ltd.*	107,728
	Total Israel	5,503,592
Italy – 2.7%
506,352	A2A SpA	1,157,269
2,745	Amplifon SpA	88,803
317,716	Azimut Holding SpA	8,037,353
160,898	Banca Mediolanum SpA	1,972,649
418,690	Banca Monte dei Paschi di Siena SpA	2,448,083
30,914	Banco BPM SpA	210,797
170,112	BPER Banca SpA	956,057
745	Brunello Cucinelli SpA	73,248
15,537	Buzzi SpA	610,450
10,846	Davide Campari-Milano NV	100,253
20,113	DiaSorin SpA	2,323,903
12,002	Digital Value SpA	662,319
1,565,025	Enel SpA	11,905,226
48,032	Eni SpA	782,402
97,411	Ermenegildo Zegna NV	1,029,634
2,588	Ferrari NV	1,286,312
13,861	FinecoBank Banca Fineco SpA	237,532
26,965	Generali	743,806
144,280	Hera SpA	557,973
7,636	Infrastrutture Wireless Italiane SpA(c)	91,369
1,710	Interpump Group SpA	75,368
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – (continued)
352,626	Intesa Sanpaolo SpA	$1,473,502
9,749	Italgas SpA	54,875
140,970	Iveco Group NV	1,492,157
9,025	Leonardo SpA	231,184
14,646	Mediobanca Banca di Credito Finanziario SpA	248,382
26,836	Moltiply Group SpA	1,109,779
4,384	Moncler SpA	268,786
16,968	Nexi SpA*(c)	118,911
10,044	Pirelli & C SpA(c)	61,050
9,494	Poste Italiane SpA(c)	132,079
11,800	PRADA SpA	84,440
5,978	Prysmian SpA	420,448
2,053	Recordati Industria Chimica e Farmaceutica SpA	120,490
545	Reply SpA	86,157
2,737,555	Saipem SpA*	6,161,756
1,760,833	Snam SpA	8,739,455
364,460	Telecom Italia SpA*(a)	100,138
29,612	Terna – Rete Elettrica Nazionale	258,128
36,290	UniCredit SpA	1,508,105
293,612	Unipol Gruppo SpA	3,120,078
	Total Italy	61,140,706
Japan – 15.2%
1,200	ABC-Mart Inc.	24,551
8,500	Acom Co., Ltd.	21,850
16	Activia Properties Inc.	37,749
26,500	Adastria Co., Ltd.	656,348
28	Advance Residence Investment Corp.	63,525
16,000	Advantest Corp.	743,119
15,200	Aeon Co., Ltd.	380,658
2,300	AEON Financial Service Co., Ltd.	21,055
1,600	Aeon Mall Co., Ltd.	22,481
45	AEON REIT Investment Corp.	41,310
3,800	AGC Inc.	120,162
800	Aica Kogyo Co., Ltd.	18,396
3,700	Air Water Inc.	51,763
4,600	Aisin Corp.	161,324
10,000	Ajinomoto Co., Inc.	384,103
33,100	Alfresa Holdings Corp.	544,260
82,700	Alps Alpine Co., Ltd.	885,404
65,800	Amada Co., Ltd.	680,878
1,800	Amano Corp.	54,218
1,000	Amvis Holdings Inc.	16,965
3,400	ANA Holdings Inc.	68,752
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
2,200	Anritsu Corp.	$17,739
2,000	Aozora Bank Ltd.	36,929
1,000	As One Corp.	20,212
211,400	Asahi Group Holdings Ltd.	7,876,341
4,100	Asahi Intecc Co., Ltd.	75,287
28,200	Asahi Kasei Corp.	200,180
15,200	Asics Corp.	302,611
1,700	ASKUL Corp.	24,722
39,000	Astellas Pharma Inc.	485,980
2,600	Azbil Corp.	85,905
9,456	AZOOM Co., Ltd.	364,738
12,400	Bandai Namco Holdings Inc.	266,643
29,189	baudroie Inc.*	1,084,308
3,200	BayCurrent Consulting Inc.	102,205
7,300	Bengo4.com Inc.*(a)	165,982
2,700	Bic Camera Inc.	30,886
1,500	BIPROGY Inc.	48,635
12,300	Bridgestone Corp.	482,256
5,100	Brother Industries Ltd.	95,574
95,600	Calbee Inc.	2,130,016
20,400	Canon Inc.	704,420
800	Canon Marketing Japan Inc.	25,047
7,600	Capcom Co., Ltd.	166,045
5,200	Casio Computer Co., Ltd.	41,694
19,600	Central Japan Railway Co.	455,380
283,400	Chiba Bank Ltd.	2,390,112
15,900	Chubu Electric Power Co., Inc.	198,677
102,900	Chugai Pharmaceutical Co., Ltd.	5,220,961
2,900	Chugin Financial Group Inc.	30,719
6,900	Chugoku Electric Power Co., Inc.	47,763
3,100	Coca-Cola Bottlers Japan Holdings Inc.	43,863
2,300	COMSYS Holdings Corp.	50,695
23,100	Concordia Financial Group Ltd.	130,904
17,000	Cosmo Energy Holdings Co., Ltd.	943,530
600	Cosmos Pharmaceutical Corp.	29,311
97,900	Credit Saison Co., Ltd.	2,176,184
7,900	CyberAgent Inc.	54,930
5,200	Dai Nippon Printing Co., Ltd.	187,660
44,000	Daicel Corp.	395,601
4,200	Daido Steel Co., Ltd.	41,934
6,200	Daifuku Co., Ltd.	120,238
20,200	Dai-ichi Life Holdings Inc.	582,530
119,700	Daiichi Sankyo Co., Ltd.	5,035,199
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,400	Daiichikosho Co., Ltd.	$15,888
15,200	Daikin Industries Ltd.	1,934,612
2,800	Daio Paper Corp.	16,618
1,400	Daito Trust Construction Co., Ltd.	173,186
13,000	Daiwa House Industry Co., Ltd.	401,271
396	Daiwa House REIT Investment Corp., Class A Shares	639,820
10	Daiwa Office Investment Corp., Class A Shares	21,026
29,700	Daiwa Securities Group Inc.	221,941
38	Daiwa Securities Living Investments Corp., Class A Shares	27,035
1,500	Denka Co., Ltd.	23,348
44,900	Denso Corp.	695,791
4,500	Dentsu Group Inc.	138,698
500	Dentsu Soken Inc.	20,610
700	Descente Ltd.	20,900
17,600	Dexerials Corp.	787,326
2,200	DIC Corp.	47,428
11,100	Disco Corp.	3,287,595
2,200	DMG Mori Co., Ltd.	52,917
12,500	Dowa Holdings Co., Ltd.	434,464
23,500	East Japan Railway Co.	452,844
10,000	Ebara Corp.	136,608
42,000	EDION Corp.	528,702
6,100	Eisai Co., Ltd.	254,614
3,500	Electric Power Development Co., Ltd.	59,602
60,300	ENEOS Holdings Inc.	328,371
4,600	EXEO Group Inc.	49,483
47,100	Ezaki Glico Co., Ltd.	1,340,103
20,900	FANUC Corp.	616,194
3,400	Fast Retailing Co., Ltd.	1,093,035
2,300	Food & Life Cos., Ltd.	42,873
1,200	FP Corp.	22,516
8	Frontier Real Estate Investment Corp.	23,478
2,900	Fuji Electric Co., Ltd.	175,037
600	Fuji Kyuko Co., Ltd.	11,175
1,300	Fuji Oil Holdings Inc.	28,500
900	Fuji Soft Inc.	54,848
25,800	FUJIFILM Holdings Corp.	695,435
55,500	Fujikura Ltd.	1,618,365
1,100	Fujitsu General Ltd.	14,644
36,100	Fujitsu Ltd.	649,476
3,400	Fukuoka Financial Group Inc.	89,808
15,626	Funai Soken Holdings Inc.	253,578
400	Fuyo General Lease Co., Ltd.	31,322
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
8,000	Gift Holdings Inc.	$145,919
107	GLP J-Reit	97,917
1,200	GMO internet group Inc.	20,766
900	GMO Payment Gateway Inc.	56,612
900	Goldwin Inc.	55,387
1,400	GS Yuasa Corp.	26,623
43,900	GungHo Online Entertainment Inc.	914,327
9,200	Hachijuni Bank Ltd.	58,618
5,100	Hakuhodo DY Holdings Inc.	43,188
2,700	Hamamatsu Photonics KK	71,967
4,800	Hankyu Hanshin Holdings Inc.	147,421
19,200	Hanwa Co., Ltd.	674,666
900	Harmonic Drive Systems Inc.	21,684
5,900	Haseko Corp.	73,393
1,400	Heiwa Corp.	20,319
10,200	Hikari Tsushin Inc.	2,154,437
5,700	Hino Motors Ltd.*	17,373
6,400	Hirogin Holdings Inc.	50,354
20,610	Hirose Electric Co., Ltd.	2,713,836
1,600	Hisamitsu Pharmaceutical Co., Inc.	44,591
2,200	Hitachi Construction Machinery Co., Ltd.	53,775
96,500	Hitachi Ltd.	2,367,973
104,828	Honda Motor Co., Ltd.	1,149,261
800	Horiba Ltd.	53,717
2,400	Hoshizaki Corp.	77,727
1,700	House Foods Group Inc.	34,266
7,500	Hoya Corp.	1,067,610
9,100	Hulic Co., Ltd.	94,281
2,300	Ibiden Co., Ltd.	80,266
24,800	Idemitsu Kosan Co., Ltd.	180,752
65,800	IDOM Inc.	522,178
3,000	IHI Corp.	131,594
2,600	Iida Group Holdings Co., Ltd.	40,289
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	40,882
186,600	Infomart Corp.	395,943
4,400	INFRONEER Holdings Inc.	36,968
18,200	Inpex Corp.	272,868
2,500	Internet Initiative Japan Inc.	51,012
139	Invincible Investment Corp.	61,544
7,600	Isetan Mitsukoshi Holdings Ltd.	115,389
13,000	Isuzu Motors Ltd.	196,054
1,500	Ito En Ltd.	36,266
29,000	ITOCHU Corp.	1,543,505
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,000	Itoham Yonekyu Holdings Inc.	$27,088
1,200	Iwatani Corp.	73,424
5,500	Iyogin Holdings Inc.	51,193
900	Izumi Co., Ltd.	20,193
5,100	J Front Retailing Co., Ltd.	50,433
2,900	Japan Airlines Co., Ltd.	48,926
1,700	Japan Airport Terminal Co., Ltd.	58,780
1,200	Japan Aviation Electronics Industry Ltd.	21,463
119,400	Japan Elevator Service Holdings Co., Ltd.	2,351,420
11,000	Japan Exchange Group Inc.	255,764
100	Japan Hotel REIT Investment Corp., Class A Shares	51,293
22	Japan Logistics Fund Inc.	39,503
9,900	Japan Material Co., Ltd.	121,429
150	Japan Metropolitan Fund Invest	95,156
11,800	Japan Petroleum Exploration Co., Ltd.	472,347
30,700	Japan Post Bank Co., Ltd.	288,238
40,000	Japan Post Holdings Co., Ltd.	391,146
4,100	Japan Post Insurance Co., Ltd.	77,489
21	Japan Prime Realty Investment Corp.	47,418
29	Japan Real Estate Investment Corp.	116,631
1,100	Japan Steel Works Ltd.	34,709
25,900	Japan Tobacco Inc.	750,905
1,100	Jeol Ltd.	49,819
13,400	JFE Holdings Inc.	185,526
4,900	JGC Holdings Corp.	44,931
500	JMDC Inc.	15,152
74,700	JTEKT Corp.	577,321
1,000	Justsystems Corp.	23,786
2,100	Kadokawa Corp.	42,032
1,500	Kagome Co., Ltd.	33,117
9,500	Kajima Corp.	174,349
1,800	Kakaku.com Inc.	31,104
2,000	Kamigumi Co., Ltd.	44,927
2,100	Kandenko Co., Ltd.	31,216
1,300	Kaneka Corp.	33,717
15,400	Kansai Electric Power Co., Inc.	273,882
3,800	Kansai Paint Co., Ltd.	68,091
10,000	Kao Corp.	449,365
1,300	Katitas Co., Ltd.	16,782
3,100	Kawasaki Heavy Industries Ltd.	110,333
8,700	Kawasaki Kisen Kaisha Ltd.	128,754
33,800	KDDI Corp.	1,138,352
89	KDX Realty Investment Corp., Class A Shares	98,622
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
2,000	Keihan Holdings Co., Ltd.	$38,825
4,500	Keikyu Corp.	35,702
2,600	Keio Corp.	63,386
3,000	Keisei Electric Railway Co., Ltd.	94,949
2,500	Kewpie Corp.	63,739
10,700	Keyence Corp.	5,150,718
21,000	Kikkoman Corp.	237,473
2,900	Kinden Corp.	62,269
3,900	Kintetsu Group Holdings Co., Ltd.	91,123
15,600	Kirin Holdings Co., Ltd.	235,879
1,300	Kobayashi Pharmaceutical Co., Ltd.	49,966
3,000	Kobe Bussan Co., Ltd.	87,128
7,300	Kobe Steel Ltd.	90,058
3,800	Koei Tecmo Holdings Co., Ltd.	42,495
5,500	Koito Manufacturing Co., Ltd.	80,673
2,100	Kokusai Electric Corp.	57,150
1,800	Kokuyo Co., Ltd.	30,412
288,100	Komatsu Ltd.	8,022,673
2,100	Konami Group Corp.	188,820
6,600	Konica Minolta Inc.	19,719
8,100	Kose Corp.	498,544
1,300	Kotobuki Spirits Co., Ltd.	15,800
2,200	K’s Holdings Corp.	23,689
21,200	Kubota Corp.	297,381
81,400	Kuraray Co., Ltd.	1,070,976
2,400	Kurita Water Industries Ltd.	96,701
1,200	Kusuri no Aoki Holdings Co., Ltd.	27,409
25,700	Kyocera Corp.	317,468
6,100	Kyoto Financial Group Inc.	97,343
5,400	Kyowa Kirin Co., Ltd.	123,244
700	Kyudenko Corp.	31,338
88,000	Kyushu Electric Power Co., Inc.	934,032
7,600	Kyushu Financial Group Inc.	39,858
2,900	Kyushu Railway Co.	77,561
43	LaSalle Logiport REIT	43,095
1,900	Lasertec Corp.	370,178
101,500	Lion Corp.	1,032,195
5,500	Lixil Corp.	65,384
470,700	LY Corp.	1,298,637
188,200	M3 Inc.	1,813,066
2,600	Mabuchi Motor Co., Ltd.	39,132
18,900	Macnica Holdings Inc.	771,238
374,000	Makita Corp.	12,566,542
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,600	Mani Inc.	$21,616
13,561	MarkLines Co., Ltd.	282,791
35,600	Marubeni Corp.	613,606
4,000	Marui Group Co., Ltd.	67,374
1,600	Maruichi Steel Tube Ltd.	38,404
200	Maruwa Co., Ltd.	53,454
3,800	Matsui Securities Co., Ltd.	21,051
7,800	MatsukiyoCocokara & Co.	126,218
12,400	Mazda Motor Corp.	104,825
1,900	McDonald’s Holdings Co. Japan Ltd.	83,666
479,600	Mebuki Financial Group Inc.	1,893,197
30,000	Medipal Holdings Corp.	526,953
5,600	MEIJI Holdings Co., Ltd.	139,185
1,200	Menicon Co., Ltd.	11,345
2,200	Mercari Inc.*	36,008
357,400	MINEBEA MITSUMI Inc.	7,554,609
5,900	MISUMI Group Inc.	111,915
28,600	Mitsubishi Chemical Group Corp.	167,432
82,700	Mitsubishi Corp.	1,722,144
363,368	Mitsubishi Electric Corp.	6,069,716
23,500	Mitsubishi Estate Co., Ltd.	405,150
4,000	Mitsubishi Gas Chemical Co., Inc.	74,494
17,300	Mitsubishi HC Capital Inc.	125,006
62,500	Mitsubishi Heavy Industries Ltd.	842,511
1,500	Mitsubishi Logistics Corp.	53,039
2,500	Mitsubishi Materials Corp.	44,405
814,400	Mitsubishi Motors Corp.	2,344,361
237,800	Mitsubishi UFJ Financial Group Inc.	2,513,558
55,000	Mitsui & Co., Ltd.	1,194,875
3,700	Mitsui Chemicals Inc.	99,159
174,500	Mitsui Fudosan Co., Ltd.	1,892,087
11	Mitsui Fudosan Logistics Park Inc.	33,072
2,000	Mitsui High-Tec Inc.	14,367
18,700	Mitsui Mining & Smelting Co., Ltd.	604,185
7,700	Mitsui OSK Lines Ltd.	278,226
2,100	Miura Co., Ltd.	47,874
39,900	MIXI Inc.	755,559
55,500	Mizuho Financial Group Inc.	1,153,971
1,100	Money Forward Inc.*	42,134
5,200	MonotaRO Co., Ltd.	82,261
28	Mori Hills REIT Investment Corp., Class A Shares	24,886
1,400	Morinaga & Co., Ltd.	26,381
1,100	Morinaga Milk Industry Co., Ltd.	25,373
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
29,200	MS&AD Insurance Group Holdings Inc.	$671,614
65,982	m-up Holdings Inc.	580,666
160,000	Murata Manufacturing Co., Ltd.	3,349,323
441,500	Nabtesco Corp.	7,526,066
2,600	Nagase & Co., Ltd.	56,707
5,500	Nagoya Railroad Co., Ltd.	65,560
2,700	Nankai Electric Railway Co., Ltd.	43,803
5,600	NEC Corp.	498,468
1,200	NEC Networks & System Integration Corp.	21,742
21,400	NET One Systems Co., Ltd.	498,540
7,300	Nexon Co., Ltd.	143,797
95,000	Nextage Co., Ltd.(a)	1,356,058
5,200	NGK Insulators Ltd.	69,560
2,000	NH Foods Ltd.	74,771
53,500	NHK Spring Co., Ltd.	615,322
2,900	Nichirei Corp.	86,809
11,300	NIDEC Corp.	463,648
1,800	Nifco Inc.	46,086
2,800	Nihon Kohden Corp.	37,855
4,300	Nihon M&A Center Holdings Inc.	20,077
6,300	Nikon Corp.	67,790
22,700	Nintendo Co., Ltd.	1,246,451
10	Nippon Accommodations Fund Inc., Class A Shares	45,189
33	Nippon Building Fund Inc.	148,380
1,800	Nippon Electric Glass Co., Ltd.	42,941
108,700	NIPPON EXPRESS HOLDINGS Inc.	5,570,728
2,400	Nippon Kayaku Co., Ltd.	21,289
22,200	Nippon Paint Holdings Co., Ltd.	140,036
54	Nippon Prologis REIT Inc.	95,258
3,900	Nippon Sanso Holdings Corp.	134,221
1,300	Nippon Shinyaku Co., Ltd.	31,474
2,400	Nippon Shokubai Co., Ltd.	27,735
17,600	Nippon Steel Corp.	400,688
609,500	Nippon Telegraph & Telephone Corp.	651,557
9,500	Nippon Yusen KK	345,255
2,600	Nipro Corp.	23,127
1,200	Nishi-Nippon Railroad Co., Ltd.	19,683
2,800	Nissan Chemical Corp.	96,427
43,000	Nissan Motor Co., Ltd.	126,366
6,000	Nisshin Seifun Group Inc.	77,510
4,200	Nissin Foods Holdings Co., Ltd.	109,435
4,100	Niterra Co., Ltd.	121,937
1,700	Nitori Holdings Co., Ltd.	252,416
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
20,000	Nitto Denko Corp.	$1,677,578
300	Noevir Holdings Co., Ltd.	11,731
4,600	NOF Corp.	71,815
3,000	NOK Corp.	49,266
64,400	Nomura Holdings Inc.	378,995
2,200	Nomura Real Estate Holdings Inc.	63,302
98	Nomura Real Estate Master Fund Inc.	99,021
101,500	Nomura Research Institute Ltd.	3,426,766
13,800	North Pacific Bank Ltd.	41,234
1,200	NS Solutions Corp.	30,497
22,800	NS United Kaiun Kaisha Ltd.	760,861
1,605,500	NSK Ltd.	8,285,093
14,400	NTT Data Group Corp.	219,632
15,100	Obayashi Corp.	194,317
700	OBIC Business Consultants Co., Ltd.	34,403
1,500	Obic Co., Ltd.	260,127
6,700	Odakyu Electric Railway Co., Ltd.	77,841
220,000	Oji Holdings Corp.	880,775
500	OKUMA Corp.	20,965
915,700	Olympus Corp.	16,751,624
4,000	Omron Corp.	166,190
9,000	Ono Pharmaceutical Co., Ltd.	133,111
1,800	Open House Group Co., Ltd.	71,131
700	Oracle Corp. Japan	63,273
23,600	Oriental Land Co., Ltd.	643,477
25,500	ORIX Corp.	640,228
55	Orix JREIT Inc.	57,172
8,900	Osaka Gas Co., Ltd.	219,517
1,500	OSG Corp.	20,998
4,400	Otsuka Corp.	104,546
10,500	Otsuka Holdings Co., Ltd.	617,391
700	PALTAC Corp.	21,624
9,200	Pan Pacific International Holdings Corp.	234,930
45,900	Panasonic Holdings Corp.	386,557
3,400	Park24 Co., Ltd.*	40,907
7,500	Penta-Ocean Construction Co., Ltd.	32,986
2,000	PeptiDream Inc.*	35,380
4,682,200	Persol Holdings Co., Ltd.	9,178,059
1,800	Pigeon Corp.	19,424
1,700	Pola Orbis Holdings Inc.	17,116
54,000	Premium Group Co., Ltd.	777,977
163,946	Prestige International Inc.	874,766
51,904	Rakus Co., Ltd.	864,175
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,400	Rakuten Bank Ltd.*	$32,257
30,800	Rakuten Group Inc.	219,724
94,400	Recruit Holdings Co., Ltd.	5,896,135
1,700	Relo Group Inc.	22,535
150,600	Renesas Electronics Corp.	2,626,498
4,100	Rengo Co., Ltd.	28,333
1,039,200	Resona Holdings Inc.	7,378,992
3,900	Resonac Holdings Corp.	96,004
1,200	Resorttrust Inc.	22,843
12,700	Ricoh Co., Ltd.	133,770
2,500	Rinnai Corp.	56,276
6,900	Rohm Co., Ltd.	87,336
183,000	Rohto Pharmaceutical Co., Ltd.	4,351,141
5,000	Ryohin Keikaku Co., Ltd.	94,492
300	Sanken Electric Co., Ltd.	14,451
143,700	Sankyo Co., Ltd.	2,074,625
1,000	Sankyu Inc.	32,751
3,800	Sanrio Co., Ltd.	97,289
74,600	Santen Pharmaceutical Co., Ltd.	960,343
30,100	Sanwa Holdings Corp.	687,971
1,500	Sapporo Holdings Ltd.	74,643
700	Sawai Group Holdings Co., Ltd.	29,791
5,400	SBI Holdings Inc.	132,908
1,800	SCREEN Holdings Co., Ltd.	136,100
2,800	SCSK Corp.	56,283
4,300	Secom Co., Ltd.	313,945
3,500	Sega Sammy Holdings Inc.	61,479
4,800	Seibu Holdings Inc.	103,678
5,700	Seiko Epson Corp.	105,485
2,300	Seino Holdings Co., Ltd.	36,724
8,600	Sekisui Chemical Co., Ltd.	131,237
12,500	Sekisui House Ltd.	320,997
87	Sekisui House REIT Inc.	50,043
382,200	Seven & i Holdings Co., Ltd.	5,512,785
9,900	Seven Bank Ltd.	19,647
9,000	SG Holdings Co., Ltd.	98,010
3,200	Sharp Corp.*	22,085
200	SHIFT Inc.*	18,658
3,200	Shikoku Electric Power Co., Inc.	28,949
211,400	Shimadzu Corp.	7,058,760
18,000	Shimamura Co., Ltd.	961,830
1,700	Shimano Inc.	320,144
11,600	Shimizu Corp.	77,714
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
41,700	Shin-Etsu Chemical Co., Ltd.	$1,848,791
1,400	Shinko Electric Industries Co., Ltd.	54,062
5,700	Shionogi & Co., Ltd.	266,579
1,300	Ship Healthcare Holdings Inc.	19,585
8,400	Shiseido Co., Ltd.	185,697
10,500	Shizuoka Financial Group Inc.	93,832
1,000	SHO-BOND Holdings Co., Ltd.	38,544
90,696	SIGMAXYZ Holdings Inc.	917,224
16,700	Simplex Holdings Inc.	288,477
89,400	SKY Perfect JSAT Holdings Inc.	524,592
5,000	Skylark Holdings Co., Ltd.	76,357
1,200	SMC Corp.	554,152
72,538	SMS Co., Ltd.	1,095,307
4,000	Socionext Inc.	89,664
60,100	SoftBank Corp.	840,846
21,200	SoftBank Group Corp.	1,233,024
7,200	Sohgo Security Services Co., Ltd.	51,055
114,700	Sojitz Corp.	2,752,604
19,900	Sompo Holdings Inc.	471,490
62,200	Sony Group Corp.	6,077,953
1,100	Sotetsu Holdings Inc.	18,454
1,600	Square Enix Holdings Co., Ltd.	58,963
3,200	Stanley Electric Co., Ltd.	61,361
35,500	Strike Co., Ltd.	1,115,009
12,800	Subaru Corp.	244,153
2,100	Sugi Holdings Co., Ltd.	36,434
7,000	SUMCO Corp.	80,909
1,200	Sumitomo Bakelite Co., Ltd.	32,132
32,900	Sumitomo Chemical Co., Ltd.	94,564
24,000	Sumitomo Corp.	563,635
16,300	Sumitomo Electric Industries Ltd.	270,681
3,000	Sumitomo Forestry Co., Ltd.	126,282
2,400	Sumitomo Heavy Industries Ltd.	55,990
19,500	Sumitomo Metal Mining Co., Ltd.	549,002
27,400	Sumitomo Mitsui Financial Group Inc.	1,819,031
15,500	Sumitomo Mitsui Trust Holdings Inc.	393,355
8,400	Sumitomo Realty & Development Co., Ltd.	287,888
3,800	Sumitomo Rubber Industries Ltd.	38,964
1,400	Sundrug Co., Ltd.	40,607
2,900	Suntory Beverage & Food Ltd.	106,516
14,300	Suzuken Co., Ltd.	508,765
39,700	Suzuki Motor Corp.	465,781
13,200	Sysmex Corp.	256,148
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
11,200	T&D Holdings Inc.	$189,453
25,500	Taiheiyo Cement Corp.	584,263
53,300	Taisei Corp.	2,407,075
3,000	Taiyo Yuden Co., Ltd.	74,646
2,900	Takara Holdings Inc.	22,693
80,400	Takashimaya Co., Ltd.(a)	618,202
33,300	Takeda Pharmaceutical Co., Ltd.	990,057
800	TBS Holdings Inc.	22,291
7,900	TDK Corp.	539,930
2,100	TechnoPro Holdings Inc.	42,504
4,600	Teijin Ltd.	43,305
31,300	Terumo Corp.	580,272
2,500	THK Co., Ltd.	46,451
4,900	TIS Inc.	122,688
4,300	Tobu Railway Co., Ltd.	74,081
4,100	Toda Corp.	28,170
1,000	Toei Animation Co., Ltd.	21,502
2,500	Toho Co., Ltd.	96,601
1,600	Toho Gas Co., Ltd.	47,149
122,000	Tohoku Electric Power Co., Inc.	1,105,210
3,700	Tokai Carbon Co., Ltd.	22,763
40,500	Tokio Marine Holdings Inc.	1,546,364
5,600	Tokyo Century Corp.	61,097
34,800	Tokyo Electric Power Co. Holdings Inc.*	166,546
9,600	Tokyo Electron Ltd.	1,720,090
8,400	Tokyo Gas Co., Ltd.	210,279
2,500	Tokyo Ohka Kogyo Co., Ltd.	62,562
800	Tokyo Seimitsu Co., Ltd.	45,406
92,100	Tokyo Steel Manufacturing Co., Ltd.	1,265,608
43,800	Tokyo Tatemono Co., Ltd.	732,492
13,300	Tokyu Corp.	162,789
148,600	Tokyu Fudosan Holdings Corp.	1,072,106
5,600	TOPPAN Holdings Inc.	169,073
33,700	Toray Industries Inc.	174,535
900	Toridoll Holdings Corp.	22,863
486,900	Tosoh Corp.	6,298,847
342,600	TOTO Ltd.	11,898,069
4,200	Toyo Seikan Group Holdings Ltd.	66,966
71,500	Toyo Suisan Kaisha Ltd.	4,463,937
40,200	Toyo Tire Corp.	594,329
1,900	Toyoda Gosei Co., Ltd.	34,158
1,100	Toyota Boshoku Corp.	14,645
3,400	Toyota Industries Corp.	268,883
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
261,000	Toyota Motor Corp.	$4,979,347
14,100	Toyota Tsusho Corp.	271,663
21,200	Transcosmos Inc.	517,545
2,400	Trend Micro Inc.	144,315
1,800	TS Tech Co., Ltd.	22,970
1,100	Tsumura & Co.	30,298
900	Tsuruha Holdings Inc.	54,412
1,700	UBE Corp.	31,109
1,000	Ulvac Inc.	56,425
8,200	Unicharm Corp.	286,209
62	United Urban Investment Corp.	61,160
1,500	Ushio Inc.	21,380
9,200	USS Co., Ltd.	84,622
42,100	Valor Holdings Co., Ltd.	657,946
482,000	Welcia Holdings Co., Ltd.	6,644,545
10,800	West Japan Railway Co.	206,260
700	Workman Co., Ltd.	22,602
6,300	Yakult Honsha Co., Ltd.	132,786
229,900	Yamada Holdings Co., Ltd.	713,126
4,500	Yamaguchi Financial Group Inc.	52,639
3,300	Yamaha Corp.	79,377
20,100	Yamaha Motor Co., Ltd.	175,933
6,600	Yamato Holdings Co., Ltd.	76,763
900	Yamato Kogyo Co., Ltd.	44,994
26,300	Yamazaki Baking Co., Ltd.	487,559
400	Yaoko Co., Ltd.	26,218
5,900	Yaskawa Electric Corp.(a)	196,590
47,400	Yokogawa Electric Corp.	1,332,694
2,900	Yokohama Rubber Co., Ltd.	66,333
1,000	Zenkoku Hosho Co., Ltd.	40,229
2,000	Zensho Holdings Co., Ltd.	103,994
1,900	Zeon Corp.	15,705
2,600	ZOZO Inc.	82,851
	Total Japan	345,567,369
Jersey, Channel Islands – 0.1%
177,922	JTC PLC(c)	2,538,883
Jordan – 0.0%
3,552	Hikma Pharmaceuticals PLC	92,509
Lithuania – 0.1%
500,022	Baltic Classifieds Group PLC	1,869,266
Luxembourg – 0.1%
10,636	ArcelorMittal SA	249,222
178,135	Aroundtown SA*	452,940
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Luxembourg – (continued)
88,119	CVC Capital Partners PLC*(c)	$1,869,251
2,872	Eurofins Scientific SE	163,973
1,111	RTL Group SA	36,294
10,497	Tenaris SA	154,808
	Total Luxembourg	2,926,488
Macau – 0.0%
15,600	MGM China Holdings Ltd.	21,032
51,600	Sands China Ltd.*	94,484
20,800	Wynn Macau Ltd.	14,263
	Total Macau	129,779
Malaysia – 0.0%
2,153,764	CTOS Digital Bhd	648,931
325,669	Frontken Corp. Bhd	272,223
20,217	Lynas Rare Earths Ltd.*	96,546
	Total Malaysia	1,017,700
Mexico – 0.2%
3,190	Fresnillo PLC	22,866
488,752	Grupo Mexico SAB de CV, Class B Shares	2,510,589
123,684	Qualitas Controladora SAB de CV	990,779
424,197	Wal-Mart de Mexico SAB de CV	1,350,261
	Total Mexico	4,874,495
Netherlands – 3.7%
2,072	Aalberts NV	80,873
9,739	ABN AMRO Bank NV(c)	167,076
1,444	Adyen NV*(c)	2,135,514
31,347	Aegon Ltd.	191,660
150,124	Akzo Nobel NV	9,620,556
1,290	Argenx SE*	668,047
4,182	Argenx SE, ADR*	2,163,432
1,021	ASM International NV	695,437
21,986	ASML Holding NV	19,885,772
3,125	ASR Nederland NV	153,073
1,601	BE Semiconductor Industries NV	210,277
2,484	CTP NV(c)	46,656
127,451	Euronext NV(c)	13,614,806
2,258	EXOR NV	251,517
11,384	Ferrovial SE	477,218
2,976	Heineken Holding NV	224,016
36,822	Heineken NV	3,320,501
1,300	IMCD NV	213,141
139,708	ING Groep NV	2,535,612
2,461	JDE Peet’s NV	56,401
20,648	Koninklijke Ahold Delhaize NV	709,301
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Netherlands – (continued)
74,850	Koninklijke KPN NV	$305,603
17,634	Koninklijke Philips NV	530,897
1,464	Koninklijke Vopak NV	67,356
6,621	NN Group NV	324,436
2,181	NXP Semiconductors NV	559,121
2,349	OCI NV	74,174
192,879	Prosus NV*	7,188,452
4,823	QIAGEN NV*	221,241
183,614	Randstad NV	8,851,339
34,438	Signify NV(c)	847,578
44,351	Stellantis NV	745,314
16,343	Universal Music Group NV	427,247
36,688	Wolters Kluwer NV	6,258,475
	Total Netherlands	83,822,119
New Zealand – 0.1%
15,270	a2 Milk Co., Ltd.*	58,134
39,575	Air New Zealand Ltd.	13,460
27,787	Auckland International Airport Ltd.	131,792
16,181	Contact Energy Ltd.	84,224
12,630	Fisher & Paykel Healthcare Corp., Ltd.	281,761
18,829	Fletcher Building Ltd.	36,146
18,571	Infratil Ltd.	128,292
36,640	Kiwi Property Group Ltd.	22,152
1,729	Mainfreight Ltd.	78,752
14,403	Mercury NZ Ltd.	56,360
28,250	Meridian Energy Ltd.	112,190
15,819	Ryman Healthcare Ltd.*	48,058
17,244	SKYCITY Entertainment Group Ltd.	16,044
38,475	Spark New Zealand Ltd.	86,277
3,193	Xero Ltd.*	310,638
	Total New Zealand	1,464,280
Norway – 1.2%
343	Aker ASA, Class A Shares	19,418
554,730	Aker BP ASA	13,357,252
25,029	AutoStore Holdings Ltd.*(c)	26,635
21,918	DNB Bank ASA	463,886
324,206	Equinor ASA	8,693,915
52,885	Equinor ASA, ADR	1,422,078
68,620	Europris ASA(c)	432,398
3,616	Gjensidige Forsikring ASA	64,135
1,620	Kongsberg Gruppen ASA	171,530
9,637	Mowi ASA	167,921
454,633	MPC Container Ships ASA	954,778
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Norway – (continued)
29,668	Norsk Hydro ASA	$166,305
16,330	Orkla ASA	145,246
1,374	Salmar ASA	71,421
712	Schibsted ASA, Class A Shares	21,852
2,990	Schibsted ASA, Class B Shares	86,030
13,531	Telenor ASA	167,681
4,460	TOMRA Systems ASA	69,053
14,092	Var Energi ASA	47,527
3,538	Yara International ASA	103,114
	Total Norway	26,652,175
Peru – 0.1%
10,571	Credicorp Ltd.	1,885,338
Philippines – 0.2%
1,366,482	Ayala Land Inc.	858,935
604,074	BDO Unibank Inc.	1,644,712
142,730	SM Investments Corp.	2,252,634
	Total Philippines	4,756,281
Poland – 0.3%
10,667	Allegro.eu SA*(c)	104,934
3,371	Bank Polska Kasa Opieki SA	138,398
1,638	Benefit Systems SA	1,125,231
11,797	Dino Polska SA*(c)	985,791
172,259	InPost SA*	3,195,075
2,917	KGHM Polska Miedz SA	105,394
22	LPP SA	83,799
12,683	ORLEN SA*	210,950
19,242	Powszechna Kasa Oszczednosci Bank Polski SA	288,163
11,748	Powszechny Zaklad Ubezpieczen SA	141,780
708	Santander Bank Polska SA	95,146
	Total Poland	6,474,661
Portugal – 0.4%
69,714	EDP SA	293,172
245,262	Galp Energia SGPS SA	5,090,118
148,867	Jeronimo Martins SGPS SA	2,760,766
	Total Portugal	8,144,056
Russia – 0.0%
5,600	Novatek PJSC, GDR*(b)(d)@	112
978,392	Sberbank of Russia PJSC(b)(d)@	625
	Total Russia	737
Saudi Arabia – 0.1%
10,358	Jamjoom Pharmaceuticals Factory Co.	487,182
231,804	Saudi National Bank	2,179,547
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Saudi Arabia – (continued)
16,273	United Electronics Co.	$395,837
	Total Saudi Arabia	3,062,566
Singapore – 1.0%
4,100	BOC Aviation Ltd.(c)	35,344
78,000	CapitaLand Ascendas REIT	172,217
61,000	CapitaLand Ascott Trust	42,551
111,500	CapitaLand Integrated Commercial Trust	181,463
54,100	CapitaLand Investment Ltd.	112,549
9,100	City Developments Ltd.	36,492
40,900	ComfortDelGro Corp., Ltd.	44,519
43,810	DBS Group Holdings Ltd.	1,222,262
68,900	Frasers Logistics & Commercial Trust	57,621
127,100	Genting Singapore Ltd.	78,579
164,100	Golden Agri-Resources Ltd.	33,326
107,766	Hafnia Ltd.	878,123
2,600	Jardine Cycle & Carriage Ltd.	55,149
30,600	Keppel DC REIT	50,021
30,800	Keppel Ltd.	145,733
48,400	Keppel REIT	32,650
249,700	Mapletree Industrial Trust	467,687
70,800	Mapletree Logistics Trust	73,954
796,400	Mapletree Pan Asia Commercial Trust	838,009
73,100	NETLINK NBN TRUST	49,028
28,100	Olam Group Ltd.	24,339
77,500	Oversea-Chinese Banking Corp., Ltd.	865,545
21,500	SATS Ltd.	60,207
22,309	Sea Ltd., ADR*	1,747,018
49,565	Seatrium Ltd.*	56,275
131,700	Sembcorp Industries Ltd.	497,859
457,400	Sheng Siong Group Ltd.	529,463
31,100	Singapore Airlines Ltd.	149,760
17,600	Singapore Exchange Ltd.	146,300
32,500	Singapore Technologies Engineering Ltd.	110,916
164,900	Singapore Telecommunications Ltd.	395,714
467,600	Suntec Real Estate Investment Trust	441,522
513,600	United Overseas Bank Ltd.	12,389,702
15,100	UOL Group Ltd.	62,329
6,300	Venture Corp., Ltd.	67,732
44,400	Wilmar International Ltd.	106,893
	Total Singapore	22,258,851
South Africa – 0.3%
25,313	Gold Fields Ltd.	349,911
59,481	Gold Fields Ltd., ADR	817,269
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Africa – (continued)
58,330	Investec PLC	$444,559
3,892	Naspers Ltd., Class N Shares	804,370
4,774,243	Sibanye Stillwater Ltd.(a)	4,600,150
	Total South Africa	7,016,259
South Korea – 3.9%
935	Alteogen Inc.*	223,990
653	Amorepacific Corp.	60,879
217	BGF retail Co., Ltd.	19,181
25,011	BH Co., Ltd.	447,446
77,177	BNK Financial Group Inc.	589,906
3,320	Celltrion Inc.	505,170
442	Celltrion Pharm Inc.*	22,926
1,556	Cheil Worldwide Inc.	21,160
192	CJ CheilJedang Corp.	46,345
5,400	CJ Corp.	452,234
369	CJ ENM Co., Ltd.*	20,067
199	CJ Logistics Corp.	14,068
462	CosmoAM&T Co., Ltd.*	37,178
1,304	Coway Co., Ltd.	65,745
7,276	Daewoo Engineering & Construction Co., Ltd.*	21,936
13,085	DB HiTek Co., Ltd.	399,780
957	DB Insurance Co., Ltd.	83,576
4,405	DGB Financial Group Inc.	27,663
648	DL E&C Co., Ltd.	16,083
928	Doosan Bobcat Inc.	27,749
9,207	Doosan Enerbility Co., Ltd.*	124,710
1,031	Ecopro BM Co., Ltd.*	130,424
2,140	Ecopro Co., Ltd.*	137,794
380	E-MART Inc.	18,151
246	F&F Co., Ltd.	10,823
968	Fila Holdings Corp.	30,729
1,811	GS Engineering & Construction Corp.*	27,843
804	GS Holdings Corp.	27,202
1,293	GS Retail Co., Ltd.	21,362
5,586	Hana Financial Group Inc.	260,436
678	Hanjin Kal Corp.	34,973
1,570	Hankook Tire & Technology Co., Ltd.	50,970
132	Hanmi Pharm Co., Ltd.	31,155
715	Hanmi Science Co., Ltd.	17,680
921	Hanmi Semiconductor Co., Ltd.	79,299
2,894	Hanon Systems	8,781
777	Hanwha Aerospace Co., Ltd.(b)	168,480
1,163	Hanwha Corp.	25,315
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
9,302	Hanwha Life Insurance Co., Ltd.	$20,705
2,316	Hanwha Ocean Co., Ltd.*	60,027
2,349	Hanwha Solutions Corp.	45,483
942	HD Hyundai Co., Ltd.	57,101
10,074	HD Hyundai Construction Equipment Co., Ltd.	399,245
5,092	HD Hyundai Electric Co., Ltd.	1,170,362
13,148	HD Hyundai Heavy Industries Co., Ltd.	1,914,488
2,782	HD Hyundai Infracore Co., Ltd.*	14,987
375	HD HYUNDAI MIPO	29,041
29,576	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,251,447
15,745	HL Mando Co., Ltd.	401,285
2,385	HLB Inc.*	160,750
6,485	HMM Co., Ltd.	82,331
520	Hotel Shilla Co., Ltd.	18,497
442	HYBE Co., Ltd.	61,045
192	Hyundai Autoever Corp.	23,291
1,781	Hyundai Engineering & Construction Co., Ltd.	42,721
714	Hyundai Glovis Co., Ltd.	59,936
35,569	Hyundai Marine & Fire Insurance Co., Ltd.	927,299
1,429	Hyundai Mobis Co., Ltd.	232,964
4,241	Hyundai Motor Co.	748,020
10,441	Hyundai Rotem Co., Ltd.	421,833
1,743	Hyundai Steel Co.	33,221
9,597	Hyundai Wia Corp.	368,300
6,050	Industrial Bank of Korea	62,687
17,361	ISC Co., Ltd.	709,603
68,201	JB Financial Group Co., Ltd.	722,363
6,459	Kakao Corp.	179,736
1,210	Kakao Games Corp.*	16,565
4,512	KakaoBank Corp.	74,822
554	Kakaopay Corp.*	10,451
1,709	Kangwon Land Inc.	20,467
32,521	KB Financial Group Inc.	2,096,783
112	KCC Corp.	24,062
844	KEPCO Plant Service & Engineering Co., Ltd.	26,295
5,337	Kia Corp.	424,909
29,352	Korea Aerospace Industries Ltd.	1,197,135
5,231	Korea Electric Power Corp.	84,779
280	Korea Gas Corp.*	10,941
908	Korea Investment Holdings Co., Ltd.	49,730
246	Korea Zinc Co., Ltd.	98,658
4,102	Korean Air Lines Co., Ltd.	67,839
846	Krafton Inc.*	207,332
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
2,263	KT&G Corp.	$183,465
715	Kum Yang Co., Ltd.*	24,896
404	Kumho Petrochemical Co., Ltd.	41,384
539	L&F Co., Ltd.*	38,034
9,484	LEENO Industrial Inc.	1,396,533
5,230	LG Chem Ltd.	1,242,575
1,928	LG Corp.	114,243
8,676	LG Display Co., Ltd.	73,445
3,041	LG Electronics Inc.	201,670
843	LG Energy Solution Ltd.*	245,653
212	LG H&H Co., Ltd.	56,298
352	LG Innotek Co., Ltd.	73,556
7,295	LG Uplus Corp.	53,216
460	Lotte Chemical Corp.	28,484
1,089	Lotte Corp.	20,195
729	Lotte Energy Materials Corp.	21,491
368	Lotte Shopping Co., Ltd.	17,201
6,410	LS Corp.	547,692
53,960	LX INTERNATIONAL Corp.	1,293,578
2,047	Meritz Financial Group Inc.	140,137
4,977	Mirae Asset Securities Co., Ltd.	31,353
12,753	NAVER Corp.	1,620,926
433	NCSoft Corp.	60,865
451	Netmarble Corp.*(c)	20,590
2,677	NH Investment & Securities Co., Ltd.	27,411
57,630	NICE Information Service Co., Ltd.	442,138
66	NongShim Co., Ltd.	19,082
7,952	OCI Holdings Co., Ltd.	425,583
525	Orion Corp.	36,132
5,618	Pan Ocean Co., Ltd.	15,613
5,286	Park Systems Corp.	753,935
607	Pearl Abyss Corp.*	15,483
1,105	Posco DX Co., Ltd.	22,096
615	POSCO Future M Co., Ltd.	99,247
1,629	POSCO Holdings Inc.	416,129
1,174	Posco International Corp.	49,793
478	S-1 Corp.	21,243
372	Samsung Biologics Co., Ltd.*(c)	273,196
1,937	Samsung C&T Corp.	214,579
906	Samsung Card Co., Ltd.	29,539
3,373	Samsung E&A Co., Ltd.*	64,158
1,222	Samsung Electro-Mechanics Co., Ltd.	131,292
19,013	Samsung Electronics Co., Ltd.	856,330
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
495,665	Samsung Electronics Co., Ltd.	$27,763,137
5,279	Samsung Fire & Marine Insurance Co., Ltd.	1,373,120
14,591	Samsung Heavy Industries Co., Ltd.*	114,837
1,557	Samsung Life Insurance Co., Ltd.	113,567
3,529	Samsung SDI Co., Ltd.	938,708
781	Samsung SDS Co., Ltd.	88,242
13,964	Samsung Securities Co., Ltd.	494,695
10,739	Shinhan Financial Group Co., Ltd.	454,211
167	Shinsegae Inc.	18,814
481	SK Biopharmaceuticals Co., Ltd.*	41,390
416	SK Bioscience Co., Ltd.*	17,320
64,202	SK Hynix Inc.	8,389,533
390	SK IE Technology Co., Ltd.*(c)	9,632
748	SK Inc.	80,326
1,264	SK Innovation Co., Ltd.*	104,430
4,739	SK Networks Co., Ltd.	18,150
2,024	SK Square Co., Ltd.*	119,657
389	SKC Co., Ltd.*	37,754
841	S-Oil Corp.	39,338
5,428	SOOP Co., Ltd.	417,256
8,335	Tokai Carbon Korea Co., Ltd.	630,581
428	Wemade Co., Ltd.*	10,705
15,020	Woori Financial Group Inc.	179,907
15,630	Youngone Corp.	444,814
128,964	Yuhan Corp.	13,630,944
	Total South Korea	88,930,272
Spain – 1.3%
527	Acciona SA	71,457
5,748	ACS Actividades de Construccion y Servicios SA	261,254
1,502	Aena SME SA(c)	304,234
116,767	Amadeus IT Group SA	7,879,017
127,616	Banco Bilbao Vizcaya Argentaria SA	1,355,269
1,410,753	Banco de Sabadell SA	3,034,689
338,642	Banco Santander SA	1,684,473
14,282	Bankinter SA	126,476
1,366,170	CaixaBank SA	8,257,348
12,268	Cellnex Telecom SA(c)	475,067
23,591	Compania de Distribucion Integral Logista Holdings SA	726,089
796	Corp. ACCIONA Energias Renovables SA	18,449
6,301	EDP Renovaveis SA	100,844
5,297	Enagas SA	81,868
6,811	Endesa SA	143,788
7,768	Grifols SA*	86,326
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Spain – (continued)
6,602	Grifols SA, Class B Shares*	$61,583
131,322	Iberdrola SA	1,864,214
26,470	Indra Sistemas SA	495,953
22,988	Industria de Diseno Textil SA	1,248,147
21,131	Mapfre SA	53,322
7,067	Merlin Properties Socimi SA	86,787
2,982	Naturgy Energy Group SA	76,058
9,884	Redeia Corp. SA	188,178
26,494	Repsol SA	366,022
111,035	Telefonica SA	502,809
	Total Spain	29,549,721
Sweden – 3.0%
14,042	AAK AB	435,637
6,744	Alfa Laval AB	302,520
98,865	Assa Abloy AB, Class B Shares	3,190,261
54,666	Atlas Copco AB, Class A Shares	993,270
33,643	Atlas Copco AB, Class B Shares	538,816
2,465	Axfood AB	65,694
8,312	Beijer Ref AB, Class B Shares	143,262
266,953	Boliden AB	8,180,212
9,063	Castellum AB*	124,096
726,923	Electrolux AB, Class B Shares*	6,995,761
1,047,062	Elekta AB, Class B Shares	7,154,655
126,419	Epiroc AB, Class A Shares	2,440,721
8,257	Epiroc AB, Class B Shares	146,936
13,748	EQT AB	460,445
168,729	Essity AB, Class B Shares	5,122,730
4,007	Evolution AB(c)	417,158
13,371	Fastighets AB Balder, Class B Shares*	104,990
69,742	Fortnox AB	398,086
437,421	Getinge AB, Class B Shares	9,108,110
13,440	H & M Hennes & Mauritz AB, Class B Shares	212,934
65,195	Hemnet Group AB	2,401,085
201,120	Hexagon AB, Class B Shares	2,070,530
1,763	Holmen AB, Class B Shares	72,229
7,047	Husqvarna AB, Class B Shares	47,550
2,465	Industrivarden AB, Class A Shares	88,741
3,829	Industrivarden AB, Class C Shares	137,665
5,816	Indutrade AB	183,115
3,269	Investment AB Latour, Class B Shares	98,877
9,049	Investor AB, Class A Shares	268,347
36,400	Investor AB, Class B Shares	1,084,817
1,790	L E Lundbergforetagen AB, Class B Shares	98,345
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
4,811	Lifco AB, Class B Shares	$161,688
32,134	Nibe Industrier AB, Class B Shares	159,053
8,124	Saab AB, Class B Shares	192,044
3,361	Sagax AB, Class B Shares	88,717
15,587	Sagax AB, Class D Shares	47,635
23,605	Sandvik AB	502,997
10,288	Securitas AB, Class B Shares	120,518
33,194	Skandinaviska Enskilda Banken AB, Class A Shares	512,994
7,620	Skanska AB, Class B Shares	154,123
356,257	SKF AB, Class B Shares	6,754,976
7,369	SSAB AB, Class A Shares	35,810
144,014	SSAB AB, Class B Shares	686,672
133,389	Svenska Cellulosa AB SCA, Class B Shares	1,862,260
32,549	Svenska Handelsbanken AB, Class A Shares	337,250
4,982	Sweco AB, Class B Shares	82,116
19,156	Swedbank AB, Class A Shares	410,735
4,762	Swedish Orphan Biovitrum AB*	148,424
11,602	Tele2 AB, Class B Shares	131,685
63,357	Telefonaktiebolaget LM Ericsson, Class B Shares	472,589
52,403	Telia Co. AB	162,638
4,746	Trelleborg AB, Class B Shares	185,436
16,093	Vitec Software Group AB, Class B Shares	871,234
4,309	Volvo AB, Class A Shares	116,098
34,523	Volvo AB, Class B Shares	917,531
13,221	Volvo Car AB, Class B Shares*	37,893
	Total Sweden	68,240,711
Switzerland – 4.9%
35,197	ABB Ltd., Class Registered Shares	2,017,494
3,384	Adecco Group AG, Class Registered Shares	114,993
44,943	Alcon Inc.	4,358,359
2,251	Avolta AG*	87,323
651	Bachem Holding AG, Class B Shares	62,255
970	Baloise Holding AG, Class Registered Shares	187,444
621	Banque Cantonale Vaudoise, Class Registered Shares	66,574
3,695	Barry Callebaut AG, Class Registered Shares	5,973,819
200	Belimo Holding AG, Class Registered Shares	134,340
381	BKW AG	71,592
105	Chocoladefabriken Lindt & Spruengli AG	1,386,646
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	261,793
44,762	Cie Financiere Richemont SA, Class Registered Shares	7,061,534
5,311	Clariant AG, Class Registered Shares*	83,456
4,178	Coca-Cola HBC AG*	155,394
755	DKSH Holding AG	60,436
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
3,749	DSM-Firmenich AG	$510,240
50	Emmi AG, Class Registered Shares	51,970
156	EMS-Chemie Holding AG, Class Registered Shares	130,721
438	Flughafen Zurich AG, Class Registered Shares	102,396
5,008	Galenica AG(c)	434,228
706	Geberit AG, Class Registered Shares	450,082
1,788	Georg Fischer AG, Class Registered Shares	141,474
174	Givaudan SA, Class Registered Shares	892,413
1,007,106	Glencore* PLC	5,337,271
718	Helvetia Holding AG, Class Registered Shares	113,592
12,493	Holcim AG*	1,203,184
336,298	Julius Baer Group Ltd.	19,741,453
1,064	Kuehne + Nagel International AG, Class Registered Shares	329,727
3,281	Logitech International SA, Class Registered Shares	297,836
1,577	Lonza Group AG, Class Registered Shares	1,032,245
106,693	Nestle SA, Class Registered Shares	11,425,360
23,200	Novartis AG, ADR	2,804,648
21,613	Novartis AG, Class Registered Shares	2,614,725
2,871	Partners Group Holding AG	4,131,770
977	PSP Swiss Property AG, Class Registered Shares	141,656
33,539	Roche Holding AG	11,355,947
9,265	Sandoz Group AG	407,162
9,277	Schindler Holding AG	2,576,295
429	Schindler Holding AG, Class Registered Shares	115,958
29,590	SGS SA, Class Registered Shares	3,296,763
7,229	SIG Group AG*	152,781
11,544	Sika AG, Class Registered Shares	3,700,412
6,512	Sonova Holding AG, Class Registered Shares	2,268,562
14,240	STMicroelectronics NV	456,947
2,291	Straumann Holding AG, Class Registered Shares	341,211
2,201	Swatch Group AG	183,512
640	Swiss Life Holding AG, Class Registered Shares	517,262
1,655	Swiss Prime Site AG, Class Registered Shares	186,204
6,328	Swiss Re AG	862,781
541	Swisscom AG, Class Registered Shares	341,699
273	Tecan Group AG, Class Registered Shares	91,670
1,268	Temenos AG, Class Registered Shares	88,337
273,736	UBS Group AG, Class Registered Shares	8,383,621
557	VAT Group AG(c)	287,113
3,137	Zurich Insurance Group AG	1,815,824
	Total Switzerland	111,400,504
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Taiwan – 3.8%
102,000	Arcadyan Technology Corp.	$468,680
7,646	ASPEED Technology Inc.	1,193,863
104,000	Chicony Electronics Co., Ltd.	528,715
51,844	Chief Telecom Inc.	869,162
101,624	Chroma ATE Inc.	1,047,022
189,828	Delta Electronics Inc.	2,395,006
107,213	E Ink Holdings Inc.	1,028,243
11,985	eMemory Technology Inc.	997,966
77,000	Genius Electronic Optical Co., Ltd.	1,369,651
164,000	Getac Holdings Corp.	581,517
50,202	Gudeng Precision Industrial Co., Ltd.	863,283
62,000	International Games System Co., Ltd.	1,517,038
12,000	King Slide Works Co., Ltd.	480,238
36,000	Lotes Co., Ltd.	1,735,627
70,285	Materials Analysis Technology Inc.	630,964
130,000	Powertech Technology Inc.	589,489
171,000	Primax Electronics Ltd.	479,647
446,000	Radiant Opto-Electronics Corp.	2,762,961
212,000	Simplo Technology Co., Ltd.	2,468,692
55,000	Sitronix Technology Corp.	403,930
33,000	Sporton International Inc.	232,421
236,000	T3EX Global Holdings Corp.	662,831
1,435,569	Taiwan Semiconductor Manufacturing Co., Ltd.	42,827,500
94,201	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	16,174,312
173,000	Tripod Technology Corp.	1,124,352
52,000	United Integrated Services Co., Ltd.	562,595
17,981	Voltronic Power Technology Corp.	1,116,786
232,000	Wisdom Marine Lines Co., Ltd.	485,997
	Total Taiwan	85,598,488
Thailand – 0.1%
968,900	Betagro PCL(b)	680,879
1,449,600	Regional Container Lines PCL(b)	1,001,635
15,477,000	Sansiri PCL(b)	778,173
184,600	Thai Beverage PCL	74,995
	Total Thailand	2,535,682
Turkey – 0.2%
37,351	AG Anadolu Grubu Holding AS	360,718
126,824	Anadolu Efes Biracilik Ve Malt Sanayii AS	828,224
111,716	Dogus Otomotiv Servis ve Ticaret AS	785,644
207,976	Enerjisa Enerji AS(c)	368,218
903,254	Is Gayrimenkul Yatirim Ortakligi AS*	422,992
155,370	Mavi Giyim Sanayi Ve Ticaret AS, Class B Shares(c)	479,475
70,883	Migros Ticaret AS	1,005,202
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Turkey – (continued)
255,580	Sok Marketler Ticaret AS	$394,859
23,848	Turk Traktor ve Ziraat Makineleri AS	512,005
	Total Turkey	5,157,337
United Kingdom – 9.7%
20,824	3i Group PLC	873,711
404,649	abrdn PLC	796,872
7,019	Admiral Group PLC	270,430
30,861	Airtel Africa PLC(c)	47,380
205,372	AJ Bell PLC	1,176,179
7,520	Allfunds Group PLC	45,210
31,291	Amcor PLC	353,994
27,829	Anglo American PLC	814,304
9,537	Ashtead Group PLC	680,002
104,073	Ashtead Technology Holdings PLC	1,066,260
214,888	Associated British Foods PLC	7,053,695
32,934	AstraZeneca PLC	5,755,063
56,856	AstraZeneca PLC, ADR	4,981,723
19,867	Auto Trader Group PLC(c)	223,245
59,120	Aviva PLC	394,531
21,765	B&M European Value Retail SA	127,583
492,064	BAE Systems PLC	8,816,593
93,876	Balfour Beatty PLC	516,472
328,309	Barclays PLC	994,089
29,970	Barratt Developments PLC	200,888
128,541	Beazley PLC	1,272,041
2,203	Berkeley Group Holdings PLC	144,938
364,324	BP PLC	2,064,074
316,497	Bridgepoint Group PLC(c)	1,259,049
43,903	British American Tobacco PLC	1,641,118
189,619	British Land Co. PLC	1,024,962
140,688	BT Group PLC	258,130
7,156	Bunzl PLC	334,158
7,551	Burberry Group PLC	66,698
170,482	Bytes Technology Group PLC	1,071,215
4,033,645	Centrica PLC	6,866,511
37,407	Compass Group PLC	1,181,973
11,227	Computacenter PLC	403,468
34,772	ConvaTec Group PLC(c)	109,559
24,229	Croda International PLC	1,314,781
210,298	Diageo PLC	6,869,557
95,858	Drax Group PLC	804,215
27,600	DS Smith PLC	169,801
3,786	Endeavour Mining PLC	80,227
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
523,546	Entain PLC	$4,446,314
87,912	GSK PLC	1,928,620
1,420,407	Haleon PLC	7,131,045
8,709	Halma PLC	299,162
7,970	Hargreaves Lansdown PLC	116,425
11,183	Howden Joinery Group PLC	140,809
417,371	HSBC Holdings PLC	3,658,352
43,130	IG Group Holdings PLC	550,923
224,134	IMI PLC	5,420,355
19,174	Imperial Brands PLC	551,038
64,643	Inchcape PLC	723,569
29,817	Informa PLC	328,150
3,565	InterContinental Hotels Group PLC	355,450
6,012	Intermediate Capital Group PLC	169,441
33,291	International Consolidated Airlines Group SA*	79,759
44,888	Intertek Group PLC	2,933,022
555,641	ITV PLC	584,372
35,713	J Sainsbury PLC	137,774
53,879	JD Sports Fashion PLC	98,448
36,389	JET2 PLC	707,493
4,052	Johnson Matthey PLC	87,049
539,353	Johnson Service Group PLC	1,133,577
54,888	Keller Group PLC	1,198,504
40,996	Kingfisher PLC	154,115
15,726	Land Securities Group PLC	130,768
2,869,404	Legal & General Group PLC	8,443,116
4,107,780	Lloyds Banking Group PLC	3,171,342
56,976	London Stock Exchange Group PLC	7,691,316
3,002,281	M&G PLC	8,508,935
42,602	Marks & Spencer Group PLC	192,354
30,043	Melrose Industries PLC	191,869
350,053	Mondi PLC	6,774,158
174,634	Mortgage Advice Bureau Holdings Ltd.	1,797,523
108,301	National Grid PLC	1,427,848
2,102,110	NatWest Group PLC	9,556,263
2,639	Next PLC	353,505
141,246	Ocado Group PLC*	639,403
309,651	Patisserie Holdings PLC*(b)(d)	4,067
15,299	Pearson PLC	212,671
3,273	Pepco Group NV*	15,257
498,429	Persimmon PLC	10,748,192
16,219	Phoenix Group Holdings PLC	121,271
15,688	Reckitt Benckiser Group PLC	899,501
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
41,438	RELX PLC	$1,930,091
207,422	Rentokil Initial PLC	1,317,385
17,466	Rightmove PLC	128,172
23,730	Rio Tinto PLC	1,487,462
183,183	Rolls-Royce Holdings PLC*	1,199,438
10,223	RS GROUP PLC	106,105
21,862	Sage Group PLC	291,281
18,102	Schroders PLC	82,036
28,981	Segro PLC	333,191
171,902	Serco Group PLC	396,609
5,826	Severn Trent PLC	197,728
140,629	Shell PLC	4,990,160
936,238	Smith & Nephew PLC	14,442,333
7,521	Smiths Group PLC	178,942
17,026	Spirax Group PLC	1,732,587
23,785	SSE PLC	591,893
923,996	St James’s Place PLC	8,835,783
1,144,554	Standard Chartered PLC	11,786,073
78,472	Taylor Wimpey PLC	167,002
152,269	Tesco PLC	710,245
41,841	Unilever PLC	2,700,099
54,280	Unilever PLC	3,510,183
7,629	UNITE Group PLC	96,332
15,169	United Utilities Group PLC	204,167
473,803	Vodafone Group PLC	464,441
47,156	Warpaint London PLC	339,392
5,542	Weir Group PLC	147,088
4,465	Whitbread PLC	170,125
10,980	Willis Towers Watson PLC	3,207,368
16,878	Wise PLC, Class A Shares*	157,408
23,691	WPP PLC	226,442
48,014	YouGov PLC	316,045
12,330	YuLife Holdings Ltd., Class C Shares*(b)(d)@	196,590
192,147	Zigup PLC	1,019,941
	Total United Kingdom	219,597,961
United States – 1.9%
32,877	Agilent Technologies Inc.	4,698,781
21,428	Analog Devices Inc.	5,032,151
13,462	BeiGene Ltd., ADR*	2,581,742
41,971	Bruker Corp.	2,820,031
30,197	Cadence Design Systems Inc.*	8,120,879
572	Canva Inc., Private Placement*(b)(d)@	635,435
96,195	Codere Online Luxembourg SA Forward Shares*(b)	730,120
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
24,735	Codere Online Luxembourg SA Founders Shares*(b)	$187,739
1,830	Codere Online Luxembourg SA Private Shares*(b)	13,890
149,678	Coupang Inc., Class A Shares*	3,315,368
78,395	CRH PLC	7,090,946
5,678	Estee Lauder Cos., Inc., Class A Shares	520,445
4,496	Ferguson Enterprises Inc.	924,872
3,961	Linde PLC	1,894,348
2,946	Mastercard Inc., Class A Shares	1,423,920
1	MSCI Inc., Class A Shares	581
53	S&P Global Inc.	27,202
28,500	Samsonite International SA(c)	72,415
190,350	Silvaco Group Inc.*	2,940,907
2,028	Starbucks Corp.	191,788
	Total United States	43,223,560
Uruguay – 0.5%
15,715	Globant SA*	3,178,201
3,609	MercadoLibre Inc.*	7,440,531
	Total Uruguay	10,618,732
Vietnam – 0.0%
756,000	Asia Commercial Bank JSC	755,535
42,100	FPT Corp.	228,381
	Total Vietnam	983,916
	TOTAL COMMON STOCKS (Cost – $1,677,847,816)	2,161,336,509
EXCHANGE TRADED FUNDS (ETFs) – 2.4%
United States – 2.4%
627,275	iShares Core MSCI Emerging Markets	34,161,397
296,870	iShares MSCI EAFE Value	16,871,122
18,978	Vanguard FTSE All World ex-US Small-Capital	2,335,622
	Total United States	53,368,141
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $47,830,363)	53,368,141
PREFERRED STOCKS – 0.4%
Germany – 0.4%
121,987	Dr Ing hc F Porsche AG(c)	9,547,347
United States – 0.0%
31	Canva Inc., Series A, Private Placement*(b)(d)@	34,438
1	Canva Inc., Series A-3, Private Placement*(b)(d)@	1,111
	Total United States	35,549
	TOTAL PREFERRED STOCKS (Cost – $9,286,854)	9,582,896
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
WARRANTS – 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*(d)	$—
United States – 0.0%
	915 Codere Online Luxembourg SA*	933
	TOTAL WARRANTS (Cost – $0)	933
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,734,965,033)	2,224,288,479
Face Amount†
SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.7%
24,175NZD	ANZ National Bank – Hong Kong, 3.410% due 9/2/24	15,113
$3,716,274	ANZ National Bank – London, 4.680% due 9/3/24	3,716,274
	BNP Paribas SA – Paris:
315,619CHF	0.500% due 9/2/24	371,317
795,285AUD	2.920% due 9/2/24	538,209
487,101GBP	3.910% due 9/2/24	639,733
	Brown Brothers Harriman – Grand Cayman:
1CHF	0.500% due 9/2/24	1
642,554DKK	2.250% due 9/2/24	95,227
1,710,992SEK	2.250% due 9/2/24	166,659
3,230,875NOK	3.260% due 9/2/24	304,663
424,067ZAR	6.220% due 9/2/24	23,791
887,597CAD	3.330% due 9/3/24	658,577
5,906,702	Canadian Imperial Bank of Commerce – Toronto, 4.680% due 9/3/24	5,906,702
2,366,634EUR	Citibank – London, 2.570% due 9/2/24	2,616,196
2,489,339HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.020% due 9/2/24	319,234
167,750SGD	Hong Kong & Shanghai Bank – Singapore, 2.260% due 9/2/24	128,544
10,187,148	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	10,187,148
	Skandinaviska Enskilda Banken AB – Stockholm:
73,480GBP	3.910% due 9/2/24	96,505
7,052,567	4.680% due 9/3/24	7,052,567
	Sumitomo Mitsui Banking Corp. – Tokyo:
451,546,406JPY	0.010% due 9/2/24	3,089,292
2,077,614	4.680% due 9/3/24	2,077,614
	TOTAL TIME DEPOSITS (Cost – $38,003,366)	38,003,366
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
4,461,187	Federated Government Obligations Fund, Premier Class, 5.133%(e) (Cost – $4,461,187)	$4,461,187
	TOTAL INVESTMENTS – 99.9% (Cost – $1,777,429,586)	2,266,753,032
	Other Assets in Excess of Liabilities – 0.1%	1,500,158
	TOTAL NET ASSETS – 100.0%	$2,268,253,190

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $4,447,042 and represents 0.20% of net assets.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $52,522,779 and represents 2.32% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$635,435	0.03%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	34,438	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,111	0.00%*
Novatek PJSC, GDR	3/19/2020	251,081	112	0.00%*
Sberbank of Russia PJSC	4/6/2017	557,253	625	0.00%*
YuLife Holdings Ltd., Class C Shares	10/11/2022	243,652	196,590	0.01%
			$868,311	0.04%
Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

GDR
 —    Global Depositary Receipts

PCL
 —    Public Company Limited

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (continued)

Summary of Investments by Security Sector^
Financial	20.6%
Consumer Non-cyclical	18.7
Industrial	16.6
Technology	10.5
Consumer Cyclical	10.0
Basic Materials	5.9
Communications	5.4
Energy	4.9
Utilities	3.1
Diversified	0.0*
Exchange Traded Funds (ETFs)	2.4
Short-Term Investments	1.7
Money Market Fund	0.2
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

At August 31, 2024, Destinations International Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index September Futures	49	9/24	$5,768,617	$6,023,325	$254,708
At August 31, 2024, Destinations International Equity Fund had deposited cash of  $(25,128) with a broker or brokers as margin collateral on open exchange traded futures contracts.
OTC Total Return Swaps
Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	7,759,356	3/7/2026	GSC	3-Month	1-Month FED + 0.81%	Piraeus Financial Holdings S.A.	$ (223,915)
USD	5,609,498	11/10/2025	MSCS	3-Month	1-Month FED + 0.40%	Investcorp Capital PLC	(683,612)
USD	4,719,504	4/1/2026	MSCS	3-Month	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(522,013)
USD	3,295,847	3/20/2026	MSCS	3-Month	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(148,662)
USD	1,680,127	6/8/2026	MSCS	3-Month	1-Month FED + 0.40%	Alef Education Holding PLC	(159,261)
							$(1,737,463)
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations International Equity Fund (concluded)

Currency Abbreviations used in this schedule:
AUD
 —    Australian Dollar

CAD
 —    Canadian Dollar

CHF
 —    Swiss Franc

DKK
 —    Danish Krone

EUR
 —    Euro

GBP
 —    British Pound

HKD
 —    Hong Kong Dollar

JPY
 —    Japanese Yen

NOK
 —    Norwegian Krone

NZD
 —    New Zealand Dollar

SEK
 —    Swedish Krona

SGD
 —    Singapore Dollar

ZAR
 —    South African Rand

Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

MSCS
 —    Morgan Stanley Capital Services LLC

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund

Face Amount/Units	Security	Value
CORPORATE BOND & NOTE – 0.2%
Utilities – 0.2%
$1,300,000	Alliant Energy Corp., Senior Unsecured Notes, 3.875% due 3/15/26 (Cost – $1,300,000)	$1,334,450
Shares/Units
COMMON STOCKS – 79.5%
BASIC MATERIALS – 3.6%
Chemicals – 1.9%
25,306	DSM-Firmenich AG	3,444,155
62,625	LyondellBasell Industries NV, Class A Shares	6,181,088
40,556	Nutrien Ltd.	1,964,081
	Total Chemicals	11,589,324
Mining – 1.7%
47,450	Agnico Eagle Mines Ltd.(a)	3,865,752
121,106	BHP Group Ltd.	3,355,989
22,365	Rio Tinto PLC, ADR	1,415,034
15,109	Southern Copper Corp.	1,536,887
	Total Mining	10,173,662
	TOTAL BASIC MATERIALS	21,762,986
COMMUNICATIONS – 4.8%
Advertising – 0.4%
23,378	Publicis Groupe SA	2,570,614
Media – 0.2%
10,501	Walt Disney Co.	949,080
Telecommunications – 4.2%
434,316	AT&T Inc.	8,642,888
64,800	BCE Inc.	2,269,863
39,692	Cisco Systems Inc.	2,006,034
1,294,000	Singapore Telecommunications Ltd.	3,105,240
206,620	Telenor ASA	2,560,508
113,175	TELUS Corp.	1,826,645
125,400	Verizon Communications Inc.	5,239,212
	Total Telecommunications	25,650,390
	TOTAL COMMUNICATIONS	29,170,084
CONSUMER CYCLICAL – 5.1%
Airlines – 0.4%
56,640	Delta Air Lines Inc.	2,406,634
Auto Manufacturers – 0.6%
70,338	General Motors Co.	3,501,426
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.7%
122,000	Mitsui & Co., Ltd.	$2,650,450
4,040	Watsco Inc.	1,920,697
	Total Distribution/Wholesale	4,571,147
Lodging – 0.3%
51,132	Las Vegas Sands Corp.	1,993,637
Retail – 3.1%
29,950	Best Buy Co., Inc.	3,006,980
15,675	Darden Restaurants Inc.	2,479,001
13,103	Home Depot Inc.(b)	4,828,455
5,155	McDonald’s Corp.(b)	1,488,042
12,700	Target Corp.	1,950,974
61,583	Walmart Inc.	4,756,055
	Total Retail	18,509,507
	TOTAL CONSUMER CYCLICAL	30,982,351
CONSUMER NON-CYCLICAL – 17.2%
Agriculture – 1.3%
54,070	British American Tobacco PLC	2,021,166
49,996	Philip Morris International Inc.	6,164,007
	Total Agriculture	8,185,173
Beverages – 3.1%
89,578	Coca-Cola Co.	6,491,718
123,575	Diageo PLC	4,036,679
26,181	Heineken NV	2,360,927
61,575	Keurig Dr Pepper Inc.	2,254,261
16,350	PepsiCo Inc.	2,826,588
	Total Beverages	17,970,173
Biotechnology – 1.9%
12,240	Amgen Inc.	4,086,079
91,775	Gilead Sciences Inc.	7,250,225
	Total Biotechnology	11,336,304
Cosmetics/Personal Care – 1.4%
500,445	Haleon PLC	2,512,446
55,810	Kao Corp.	2,507,906
38,600	Kenvue Inc.	847,270
16,457	Procter & Gamble Co.	2,823,034
	Total Cosmetics/Personal Care	8,690,656
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 0.1%
28,185	Conagra Brands Inc.	$879,372
Healthcare-Services – 0.9%
4,863	Elevance Health Inc.	2,708,156
7,614	Humana Inc.	2,698,935
	Total Healthcare-Services	5,407,091
Household Products/Wares – 0.2%
8,840	Kimberly-Clark Corp.	1,278,794
Pharmaceuticals – 8.3%
33,480	AbbVie Inc.	6,572,459
24,167	AstraZeneca PLC	4,223,070
42,775	AstraZeneca PLC, ADR	3,747,945
107,750	Bristol-Myers Squibb Co.	5,382,112
11,550	CVS Health Corp.	661,122
27,149	Johnson & Johnson(b)	4,502,933
32,675	Merck & Co., Inc.	3,870,354
161,465	Pfizer Inc.	4,684,100
41,531	Roche Holding AG, ADR(c)	1,758,007
99,921	Sanofi SA	11,177,321
24,459	UCB SA	4,440,109
	Total Pharmaceuticals	51,019,532
	TOTAL CONSUMER NON-CYCLICAL	104,767,095
ENERGY – 7.2%
Oil & Gas – 4.5%
35,600	Chesapeake Energy Corp.	2,651,844
47,849	Chevron Corp.	7,079,260
28,300	ConocoPhillips(b)	3,220,257
20,376	Exxon Mobil Corp.	2,403,145
35,120	Noble Corp. PLC	1,339,828
142,413	Shell PLC	5,053,464
83,005	TotalEnergies SE	5,730,395
	Total Oil & Gas	27,478,193
Pipelines – 2.7%
152,450	Enbridge Inc.	6,133,065
103,425	Enterprise Products Partners LP	3,034,490
115,601	TC Energy Corp.	5,353,971
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – (continued)
39,550	Williams Cos., Inc.	$1,810,204
	Total Pipelines	16,331,730
	TOTAL ENERGY	43,809,923
FINANCIAL – 18.6%
Banks – 10.8%
68,000	Canadian Imperial Bank of Commerce	3,973,793
66,226	Fifth Third Bancorp	2,827,188
5,975	Goldman Sachs Group Inc.	3,048,744
348,015	Huntington Bancshares Inc.	5,209,785
144,961	ING Groep NV	2,630,951
35,017	JPMorgan Chase & Co.(b)	7,871,822
42,290	Morgan Stanley	4,381,667
212,892	Nordea Bank Abp	2,516,048
259,956	Oversea-Chinese Banking Corp., Ltd.	2,903,273
36,845	PNC Financial Services Group Inc.	6,819,641
231,780	Sumitomo Mitsui Trust Holdings Inc.	5,882,055
70,200	Truist Financial Corp.	3,121,092
134,448	US Bancorp	6,349,979
131,386	Wells Fargo & Co.	7,682,139
	Total Banks	65,218,177
Diversified Financial Services – 0.6%
6,730	CME Group Inc., Class A Shares(b)	1,451,930
12,106	Deutsche Boerse AG	2,716,395
	Total Diversified Financial Services	4,168,325
Equity Real Estate Investment Trusts (REITs) – 3.5%
142,250	Brixmor Property Group Inc.	3,896,227
79,600	Kimco Realty Corp.	1,851,496
29,230	Lamar Advertising Co., Class A Shares	3,676,549
46,462	NNN REIT Inc.	2,183,249
40,652	Prologis Inc.	5,196,139
25,500	Terreno Realty Corp.	1,760,520
69,458	VICI Properties Inc., Class A Shares	2,325,454
	Total Equity Real Estate Investment Trusts (REITs)	20,889,634
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – 3.5%
17,461	Allianz SE, Class Registered Shares	$5,409,866
37,705	American International Group Inc.	2,905,170
6,412	Everest Group Ltd.	2,515,043
52,575	NN Group NV	2,576,231
12,510	Progressive Corp.	3,155,022
294,903	Prudential PLC	2,550,585
4,707	Zurich Insurance Group AG	2,724,604
	Total Insurance	21,836,521
Real Estate – 0.2%
1,394,000	Hang Lung Properties Ltd.	1,061,172
	TOTAL FINANCIAL	113,173,829
INDUSTRIAL – 8.7%
Aerospace/Defense – 2.1%
13,789	Airbus SE	2,125,404
98,285	BAE Systems PLC	1,761,029
13,260	General Dynamics Corp.	3,969,514
7,460	Lockheed Martin Corp.	4,238,026
	Total Aerospace/Defense	12,093,973
Building Materials – 1.1%
32,665	CRH PLC	2,965,002
19,500	Heidelberg Materials AG	2,063,409
77,675	MDU Resources Group Inc.	1,995,471
	Total Building Materials	7,023,882
Electrical Components & Equipment – 1.4%
17,021	Eaton Corp. PLC(b)	5,224,255
28,787	Emerson Electric Co.	3,033,862
	Total Electrical Components & Equipment	8,258,117
Engineering & Construction – 0.7%
3,460	Aena SME SA(d)	700,831
93,000	Ferrovial SE	3,898,570
	Total Engineering & Construction	4,599,401
Machinery-Construction & Mining – 0.4%
157,300	Mitsubishi Electric Corp.	2,627,546
Miscellaneous Manufacturers – 0.4%
13,496	Siemens AG, Class Registered Shares	2,524,866
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Packaging & Containers – 1.0%
295,700	Amcor PLC	$3,382,808
56,992	Smurfit WestRock PLC	2,702,561
	Total Packaging & Containers	6,085,369
Transportation – 1.6%
87,238	Deutsche Post AG	3,790,158
9,200	Union Pacific Corp.	2,356,028
27,775	United Parcel Service Inc., Class B Shares	3,570,476
	Total Transportation	9,716,662
	TOTAL INDUSTRIAL	52,929,816
TECHNOLOGY – 4.8%
Computers – 0.5%
15,907	International Business Machines Corp.	3,215,282
Semiconductors – 2.6%
7,625	Analog Devices Inc.	1,790,655
35,806	Broadcom Inc.	5,829,933
54,867	Intel Corp.	1,209,269
13,655	QUALCOMM Inc.	2,393,721
49,656	Samsung Electronics Co., Ltd.	2,236,465
8,625	Texas Instruments Inc.	1,848,683
	Total Semiconductors	15,308,726
Software – 1.7%
4,995	Microsoft Corp.	2,083,614
31,752	Oracle Corp.	4,486,240
33,600	Paychex Inc.	4,408,320
	Total Software	10,978,174
	TOTAL TECHNOLOGY	29,502,182
UTILITIES – 9.5%
Electric – 9.4%
22,041	Alliant Energy Corp.	1,284,329
48,620	American Electric Power Co., Inc.	4,875,614
94,125	CenterPoint Energy Inc.	2,569,612
42,375	Dominion Energy Inc.	2,368,762
49,245	Duke Energy Corp.	5,611,468
343,241	Enel SpA	2,611,052
39,300	Entergy Corp.	4,743,117
77,500	Evergy Inc.	4,583,350
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
37,784	Eversource Energy	$2,551,554
30,450	FirstEnergy Corp.	1,337,364
733,180	National Grid PLC	9,666,298
36,035	NextEra Energy Inc.	2,901,178
86,925	PPL Corp.	2,773,777
26,555	Public Service Enterprise Group Inc.	2,144,316
22,535	Sempra	1,851,926
36,810	Southern Co.	3,180,384
25,025	WEC Energy Group Inc.	2,328,076
	Total Electric	57,382,177
Gas – 0.1%
5,600	Southwest Gas Holdings Inc.	407,232
	TOTAL UTILITIES	57,789,409
	TOTAL COMMON STOCKS (Cost – $382,255,105)	483,887,675
EXCHANGE TRADED FUNDS (ETFs) – 18.3%
1,537,267	iShares Core Dividend Growth	95,525,772
268,163	JPMorgan Equity Premium Income	15,776,029
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $98,809,596)	111,301,801
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $482,364,701)	596,523,926
Face Amount†
SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
$880,074	ANZ National Bank – London, 4.680% due 9/3/24	880,074
	BNP Paribas SA – Paris:
3CHF	0.500% due 9/2/24	4
154GBP	3.910% due 9/2/24	202
338NOK	Brown Brothers Harriman – Grand Cayman, 3.260% due 9/2/24	32
95,639EUR	Citibank – London, 2.570% due 9/2/24	105,724
268HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.020% due 9/2/24	34
98SGD	Hong Kong & Shanghai Bank – Singapore, 2.260% due 9/2/24	75
8,102,682	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	8,102,682
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
	Skandinaviska Enskilda Banken AB – Stockholm:
1GBP	3.910% due 9/2/24	$1
$8,644	4.680% due 9/3/24	8,644
	TOTAL TIME DEPOSITS (Cost – $9,097,472)	9,097,472
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
3,852,500	Federated Government Obligations Fund, Premier Class, 5.133%(e) (Cost – $3,852,500)	3,852,500
	TOTAL INVESTMENTS – 100.1% (Cost – $495,314,673)	609,473,898
	Liabilities in Excess of Other Assets – (0.1)%	(845,543)
	TOTAL NET ASSETS – 100.0%	$608,628,355

†
Face amount denominated in U.S. dollars, unless otherwise noted.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $1,758,007 and represents 0.29% of net assets.

(d)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $700,831 and represents 0.12% of net assets.

(e)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Equity Income Fund (concluded)

Summary of Investments by Security Sector^
Financial	18.5%
Consumer Non-cyclical	17.2
Utilities	9.7
Industrial	8.7
Energy	7.2
Consumer Cyclical	5.1
Technology	4.8
Communications	4.8
Basic Materials	3.6
Exchange Traded Funds (ETFs)	18.3
Short-Term Investments	1.5
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
60	$488,820	Agnico Eagle Mines Ltd., Call	MSC	9/20/24	$90.00	$(1,500)
20	469,680	Analog Devices Inc., Put	CITI	9/20/24	170.00	(2,100)
30	316,170	Emerson Electric Co., Put	MSC	9/20/24	90.00	(3,000)
100	442,800	Freeport-McMoRan Inc., Put	CITI	9/20/24	33.00	(2,600)
120	179,640	Huntington Bancshares Inc., Put	GSC	9/20/24	12.00	(600)
35	414,575	Merck & Co., Inc., Put	CITI	9/20/24	95.00	(105)
30	756,600	Progressive Corp., Call	CITI	9/20/24	250.00	(18,600)
15	321,510	Texas Instruments Inc., Call	CITI	9/20/24	230.00	(780)
10	590,200	UnitedHealth Group Inc., Put	GSC	9/20/24	450.00	(150)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $10,937)				$(29,435)
Currency Abbreviations used in this schedule:
CHF
 —    Swiss Franc

EUR
 —    Euro

GBP
 —    British Pound

HKD
 —    Hong Kong Dollar

NOK
 —    Norwegian Krone

SGD
 —    Singapore Dollar

Counterparty Abbreviations used in this schedule:
CITI
 —    Citigroup Global Markets Inc.

GSC
 —    Goldman Sachs & Co.

MSC
 —    Morgan Stanley

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – 25.9%
FHLMC – 6.7%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$463,940	2.000% due 5/1/36	$422,140
172,502	2.000% due 6/1/36	156,958
84,808	2.000% due 12/1/40	73,690
543,019	2.000% due 5/1/41	469,940
645,747	2.000% due 12/1/41	557,329
270,003	2.000% due 9/1/50	223,834
475,544	2.000% due 10/1/50	392,237
7,083,739	2.000% due 3/1/51	5,814,444
1,176,660	2.000% due 4/1/51	968,442
460,642	2.000% due 5/1/51	383,614
180,540	2.000% due 8/1/51	149,139
182,655	2.000% due 11/1/51	151,389
717,487	2.000% due 4/1/52	596,846
271,336	2.500% due 5/1/50	235,572
322,821	2.500% due 6/1/50	279,770
1,782,979	2.500% due 7/1/50	1,544,346
478,054	2.500% due 9/1/50	414,791
69,577	2.500% due 10/1/50	60,675
556,628	2.500% due 11/1/50	480,837
168,925	2.500% due 2/1/51	147,270
426,332	2.500% due 3/1/51	368,290
198,829	2.500% due 5/1/51	171,325
275,435	2.500% due 7/1/51	237,975
160,376	2.500% due 8/1/51	138,043
304,903	2.500% due 10/1/51	262,382
5,724,725	2.500% due 12/1/51	4,921,622
7,270,129	2.500% due 1/1/52	6,286,296
1,095,298	2.500% due 4/1/52	942,360
589,160	3.000% due 2/1/33	564,729
313,388	3.000% due 5/1/33	301,953
255,764	3.000% due 3/1/35	243,458
455,575	3.000% due 5/1/35	434,501
3,843,868	3.000% due 3/1/42	3,540,372
111,056	3.000% due 1/1/47	100,621
223,069	3.000% due 2/1/47	203,186
4,975,605	3.000% due 4/1/50	4,344,711
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$200,918	3.000% due 7/1/50	$181,115
732,359	3.000% due 8/1/51	656,157
478,522	3.000% due 9/1/51	429,081
576,895	3.000% due 10/1/51	517,208
7,199,935	3.000% due 1/1/52	6,488,401
7,694,914	3.000% due 5/1/52	6,926,507
6,604,801	3.000% due 6/1/52	5,874,201
3,667,202	3.030% due 1/1/50	3,035,669
754,392	3.500% due 8/1/43	709,295
12,170,438	3.500% due 12/1/46	11,383,206
343,659	3.500% due 1/1/48	321,251
349,227	3.500% due 4/1/50	325,931
2,951,240	3.500% due 8/1/52	2,740,119
604,126	4.000% due 10/1/44	582,820
39,682	4.000% due 4/1/47	38,479
771,810	4.000% due 12/1/47	739,850
5,566,957	4.000% due 3/1/49	5,336,075
662,787	4.000% due 4/1/49	636,704
146,258	4.000% due 5/1/49	141,099
486,480	4.000% due 7/1/49	468,653
1,384,830	4.000% due 8/1/51	1,327,392
13,058,608	4.350% due 10/1/32	12,960,625
7,700,000	4.380% due 5/1/28	7,674,279
281,859	4.500% due 5/1/48	278,005
998,549	4.500% due 8/1/54	971,186
174,548	5.000% due 8/1/52	173,524
5,808,228	5.000% due 9/1/52	5,776,113
836,879	5.000% due 10/1/52	831,375
803,776	5.000% due 1/1/53	798,794
316,715	5.000% due 4/1/53	316,681
616,159	5.500% due 2/1/53	622,608
6,767,062	5.500% due 5/1/53	6,814,708
417,541	6.000% due 12/1/52	428,620
170,423	6.000% due 3/1/53	175,772
3,589,331	6.000% due 8/1/53	3,691,058
3,262,219	6.000% due 4/1/54	3,375,586
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$1,300,000	6.000% due 8/1/54	$1,331,338
	TOTAL FHLMC	131,664,572
FNMA – 16.4%
	Federal National Mortgage Association (FNMA):
1,022,630	1.500% due 9/1/51	802,897
240,570	1.500% due 10/1/51	188,468
144,091	1.500% due 11/1/51	113,012
834,596	1.500% due 4/1/52	654,618
504,100	2.000% due 5/1/36	458,678
652,533	2.000% due 6/1/36	594,531
492,492	2.000% due 8/1/36	448,112
318,714	2.000% due 9/1/36	289,991
261,250	2.000% due 12/1/36	237,703
30,452	2.000% due 6/1/37	27,552
337,745	2.000% due 9/1/40	294,185
802,337	2.000% due 12/1/40	696,525
368,295	2.000% due 4/1/41	318,757
113,205	2.000% due 5/1/41	97,973
467,223	2.000% due 10/1/41	403,263
10,785,340	2.000% due 8/1/50	8,942,290
1,210,931	2.000% due 9/1/50	1,003,946
794,232	2.000% due 12/1/50	656,340
3,680,839	2.000% due 2/1/51	3,048,386
5,631,208	2.000% due 3/1/51	4,634,802
2,848,711	2.000% due 4/1/51	2,341,204
13,643,274	2.000% due 5/1/51	11,268,647
138,893	2.000% due 7/1/51	114,398
1,330,000	2.000% due 9/1/54(a)	1,088,188
225,065	2.250% due 4/1/33	192,786
72,245	2.500% due 6/1/30	69,426
5,624,544	2.500% due 2/1/47	4,949,773
298,226	2.500% due 4/1/50	257,626
293,975	2.500% due 6/1/50	253,987
298,951	2.500% due 7/1/50	259,924
497,832	2.500% due 9/1/50	428,598
5,640,090	2.500% due 10/1/50	4,915,107
9,357,456	2.500% due 11/1/50	8,083,537
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$289,296	2.500% due 1/1/51	$250,611
1,031,689	2.500% due 2/1/51	889,700
4,939,077	2.500% due 5/1/51	4,277,841
1,228,166	2.500% due 6/1/51	1,058,674
410,458	2.500% due 7/1/51	353,668
10,257,272	2.500% due 8/1/51	8,805,880
264,236	2.500% due 9/1/51	227,852
8,065,011	2.500% due 10/1/51	6,921,357
9,523,594	2.500% due 11/1/51	8,193,679
6,303,530	2.500% due 12/1/51	5,421,439
473,243	2.500% due 1/1/52	409,830
7,007,576	2.500% due 2/1/52	5,997,222
681,704	2.500% due 3/1/52	588,780
380,608	2.500% due 4/1/52	327,490
631,098	2.500% due 1/1/57	538,045
272,483	3.000% due 2/1/30	264,823
171,535	3.000% due 10/1/30	166,307
392,452	3.000% due 1/1/31	380,547
910,704	3.000% due 11/1/36	861,160
3,313,885	3.000% due 3/1/43	3,037,906
6,004,495	3.000% due 6/1/43	5,504,593
108,446	3.000% due 11/1/48	98,232
3,843,682	3.000% due 11/1/49	3,471,243
51,133	3.000% due 12/1/49	46,178
204,675	3.000% due 2/1/50	185,178
843,799	3.000% due 8/1/50	763,050
361,465	3.000% due 10/1/50	324,641
2,257,070	3.000% due 11/1/50	2,045,167
487,183	3.000% due 12/1/50	438,564
392,593	3.000% due 5/1/51	355,850
89,811	3.000% due 6/1/51	80,457
759,498	3.000% due 7/1/51	679,393
964,039	3.000% due 8/1/51	863,549
796,372	3.000% due 9/1/51	715,731
1,197,068	3.000% due 10/1/51	1,070,760
1,133,000	3.000% due 11/1/51	1,014,285
592,380	3.000% due 12/1/51	530,387
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$287,901	3.000% due 1/1/52	$256,983
6,387,628	3.000% due 2/1/52	5,678,146
315,612	3.000% due 4/1/52	282,975
430,306	3.000% due 5/1/52	385,073
3,855,574	3.000% due 4/1/53	3,467,742
1,810,000	3.000% due 9/1/54(a)	1,605,563
187,001	3.500% due 7/1/32	183,451
567,338	3.500% due 3/1/33	555,412
364,647	3.500% due 7/1/37	352,027
620,182	3.500% due 8/1/43	592,307
589,738	3.500% due 3/1/46	551,330
619,746	3.500% due 5/1/47	581,450
756,012	3.500% due 11/1/47	705,220
783,096	3.500% due 2/1/48	736,598
404,893	3.500% due 7/1/50	377,049
157,341	3.500% due 9/1/50	147,570
592,240	3.500% due 1/1/51	551,281
1,299,674	3.500% due 2/1/51	1,210,431
6,743,445	3.500% due 7/1/51	6,284,370
651,432	3.500% due 4/1/52	604,460
699,000	3.500% due 9/1/54(a)	643,485
930,858	3.500% due 10/1/56(b)	854,450
189,203	3.500% due 2/1/57	173,672
475,000	3.520% due 11/1/32	448,753
257,248	4.000% due 8/1/38	254,590
417,512	4.000% due 11/1/38	411,978
84,403	4.000% due 3/1/46	81,634
523,480	4.000% due 3/1/47	503,122
51,862	4.000% due 12/1/47	49,840
73,727	4.000% due 2/1/48	70,669
811,870	4.000% due 6/1/48	782,173
1,041,108	4.000% due 10/1/48	997,975
108,491	4.000% due 1/1/49	105,067
870,612	4.000% due 4/1/49	834,290
139,153	4.000% due 5/1/49	133,956
36,854	4.000% due 8/1/49	35,680
591,687	4.000% due 4/1/50	568,033
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$377,908	4.000% due 8/1/51	$363,712
2,121,761	4.000% due 10/1/51	2,033,739
429,392	4.000% due 6/1/52	409,249
3,963,523	4.000% due 7/1/52	3,760,151
387,764	4.030% due 6/1/28	384,907
475,000	4.190% due 4/1/28	474,676
166,737	4.370% due 5/1/28	168,184
793,797	4.390% due 4/1/29	800,251
290,000	4.410% due 4/1/30	292,255
452,369	4.460% due 5/1/28	455,995
330,405	4.500% due 12/1/37	332,333
205,945	4.500% due 5/1/48	203,673
213,505	4.500% due 6/1/48	210,594
3,478,903	4.500% due 10/1/50	3,441,722
3,717,463	4.500% due 7/1/52	3,619,738
814,871	4.500% due 3/1/53	792,541
4,985,682	4.500% due 10/1/53	4,849,466
4,659,347	4.500% due 11/1/53	4,532,048
5,198,000	4.500% due 9/1/54(a)	5,056,312
120,000	4.750% due 4/1/28	121,615
595,245	5.000% due 7/1/52	591,754
20,765,002	5.000% due 9/1/52	20,644,910
880,151	5.000% due 10/1/52	873,913
133,953	5.000% due 11/1/52	133,020
1,731,405	5.000% due 12/1/52	1,723,232
82,576	5.000% due 3/1/53	81,987
8,424,734	5.000% due 4/1/53	8,368,393
7,810,000	5.000% due 9/1/54(a)	7,753,784
585,000	5.065% due 12/1/28	604,633
1,275,000	5.500% due 9/1/39(a)	1,294,099
409,612	5.500% due 10/1/52	414,384
784,174	5.500% due 11/1/52	791,565
1,338,199	5.500% due 12/1/52	1,350,915
5,946,160	5.500% due 1/1/53	5,990,566
5,737,406	5.500% due 2/1/53	5,780,230
745,926	5.500% due 6/1/53	752,497
7,341,757	5.500% due 7/1/53	7,525,056
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$28,481,000	5.500% due 9/1/54(a)	$28,674,390
435,545	6.000% due 5/1/53	450,019
897,520	6.000% due 11/1/53	918,915
2,716,079	6.000% due 5/1/54	2,766,037
3,230,521	6.000% due 6/1/54	3,305,334
26,520,000	6.000% due 9/1/54(a)	27,006,805
3,100,000	6.500% due 9/1/54(a)	3,191,956
1,300,000	7.000% due 9/1/54(a)	1,349,969
	TOTAL FNMA	321,995,628
GNMA – 2.8%
	Government National Mortgage Association (GNMA):
5,030,000	2.000% due 9/1/54(a)	4,237,297
4,310,000	2.500% due 9/1/54(a)	3,767,971
2,662,000	3.500% due 9/1/54(a)	2,479,074
2,010,000	4.000% due 9/1/43(a)	1,921,346
5,865,000	4.500% due 9/1/54(a)	5,745,180
2,485,000	5.000% due 9/1/54(a)	2,480,486
2,475,000	5.000% due 10/1/54(a)	2,468,958
1,900,000	5.500% due 9/1/54(a)	1,912,459
	Government National Mortgage Association (GNMA) II:
623,023	2.000% due 10/20/50	525,104
1,388,164	2.000% due 12/20/50	1,170,276
596,999	2.500% due 11/20/49	525,586
468,005	2.500% due 3/20/51	409,475
637,848	2.500% due 9/20/51	557,463
5,881,528	2.500% due 10/20/51	5,120,509
206,093	3.000% due 4/20/31	199,956
459,068	3.000% due 6/20/50	408,673
87,149	3.000% due 12/20/50	79,039
2,095,962	3.000% due 4/20/51	1,899,404
791,715	3.000% due 8/20/51	717,007
786,465	3.000% due 9/20/51	712,485
2,066,408	3.000% due 12/20/51	1,870,505
459,137	3.000% due 12/20/52	415,609
106,718	3.500% due 8/20/42	101,487
402,215	3.500% due 10/20/43	382,362
71,950	3.500% due 12/20/43	68,088
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$322,925	3.500% due 3/20/44	$306,110
14,422	3.500% due 7/20/44	13,649
355,204	3.500% due 6/20/46	335,017
295,918	3.500% due 2/20/49	278,303
310,424	3.500% due 6/20/50	289,922
598,450	3.500% due 9/20/50	561,359
2,816,320	3.500% due 10/20/51	2,626,975
4,221,900	3.500% due 2/20/52	3,930,662
957,470	3.500% due 1/20/53	891,421
447,744	4.000% due 10/20/44	436,646
297,440	4.000% due 2/20/45	290,067
202,883	4.000% due 10/20/45	197,540
252,777	4.000% due 2/20/47	245,017
528,624	4.000% due 10/20/48	510,688
436,648	4.000% due 3/20/49	421,509
1,200,247	4.000% due 2/20/52	1,148,251
581,769	4.500% due 2/20/40	584,386
196,807	4.500% due 7/20/49	194,862
200,892	4.500% due 8/20/49	198,176
285,097	4.500% due 8/20/52	279,589
265,511	4.500% due 9/20/52	260,341
1,184,476	4.500% due 10/20/52	1,161,411
259,819	5.000% due 5/20/40	265,817
206,340	5.000% due 6/20/40	211,104
80,802	5.000% due 7/20/40	82,668
	TOTAL GNMA	55,897,289
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $532,375,804)	509,557,489
U.S. GOVERNMENT OBLIGATIONS – 21.1%
	U.S. Treasury Bonds:
1,780,000	1.250% due 11/30/26	1,680,431
3,565,000	2.000% due 11/15/41	2,573,067
7,870,000	3.250% due 5/15/42	6,857,352
8,165,000	3.375% due 8/15/42	7,224,749
33,950,000	3.875% due 2/15/43	32,129,166
6,715,000	3.625% due 2/15/44	6,091,502
12,905,000	3.375% due 5/15/44	11,262,133
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$2,470,000	2.500% due 2/15/45	$1,855,009
4,065,000	2.250% due 8/15/46	2,857,568
8,500,000	3.000% due 2/15/48	6,796,348
9,545,000	3.125% due 5/15/48	7,796,699
5,110,000	3.375% due 11/15/48	4,354,479
87,614,000	1.250% due 5/15/50	46,028,152
53,050,000	1.375% due 8/15/50	28,729,891
29,315,000	2.375% due 5/15/51	20,340,717
12,330,000	1.875% due 11/15/51	7,565,611
7,170,000	3.000% due 8/15/52	5,687,546
2,801,600	4.000% due 11/15/52	2,688,660
5,797,000	3.625% due 5/15/53	5,203,487
13,170,000	4.125% due 8/15/53	12,932,837
4,930,000	4.250% due 8/15/54	4,960,812
	U.S. Treasury Inflation Indexed Bonds:
204,976	0.625% due 2/15/43	160,194
188,727	1.375% due 2/15/44	168,317
1,300,825	0.750% due 2/15/45	1,016,085
4,851,419	0.250% due 2/15/50	3,126,180
244,906	0.125% due 2/15/52	147,611
	U.S. Treasury Inflation Indexed Notes:
931,014	1.375% due 7/15/33	904,145
6,239,737	1.750% due 1/15/34	6,218,275
	U.S. Treasury Notes:
3,700,000	0.375% due 4/30/25	3,598,337
4,150,000	0.375% due 11/30/25	3,957,414
4,060,000	4.000% due 2/15/26	4,053,339
4,650,000	0.750% due 5/31/26	4,396,611
6,800,000	0.875% due 9/30/26	6,394,125
1,405,000	4.625% due 10/15/26	1,425,032
4,045,000	4.250% due 3/15/27	4,086,082
395,000	2.750% due 4/30/27	384,369
23,000,000	2.625% due 5/31/27	22,291,133
5,825,000	4.625% due 6/15/27	5,950,602
14,100,000	0.750% due 1/31/28	12,745,078
7,195,000	4.125% due 7/31/28	7,288,872
965,000	4.375% due 11/30/28	988,258
14,560,000	2.375% due 3/31/29	13,718,819
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$6,070,000	3.625% due 3/31/30	$6,023,289
6,516,000	0.625% due 8/15/30	5,429,661
10,485,000	3.750% due 12/31/30	10,455,101
31,473,000	3.500% due 2/15/33	30,617,328
10,720,000	3.875% due 8/15/33	10,696,131
6,610,000	4.500% due 11/15/33	6,910,290
2,570,000	4.375% due 5/15/34	2,663,162
5,550,000	3.875% due 8/15/34	5,530,055
8,978,000	3.625% due 2/15/53	8,053,196
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $433,384,382)	415,013,307
CORPORATE BONDS & NOTES – 20.1%
Basic Materials – 0.5%
106,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	109,804
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(b)	43,006
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
385,000	4.900% due 2/28/33	389,972
330,000	5.250% due 9/8/33	340,539
400,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(c)	400,848
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	325,600
	Celanese US Holdings LLC, Company Guaranteed Notes:
530,000	6.165% due 7/15/27	546,891
380,000	6.550% due 11/15/30	407,512
200,000	Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	196,595
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	165,843
75,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(b)	72,804
100,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.375% due 8/1/28	98,621
361,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	357,924
	Glencore Funding LLC, Company Guaranteed Notes:
254,000	1.625% due 4/27/26(b)	241,798
1,154,000	5.371% due 4/4/29(b)	1,177,359
160,000	6.375% due 10/6/30(b)	170,984
245,000	2.850% due 4/27/31(b)	214,486
648,000	5.634% due 4/4/34(b)	659,828
105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(b)	105,975
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$157,000	LYB International Finance III LLC, Company Guaranteed Notes, 5.500% due 3/1/34	$160,943
110,000	Mativ Holdings Inc., Company Guaranteed Notes, 6.875% due 10/1/26(b)	109,532
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	199,112
420,000	Rio Tinto Alcan Inc., Senior Unsecured Notes, 6.125% due 12/15/33	462,088
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,596,273
525,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	467,485
50,000	Southern Copper Corp., Senior Unsecured Notes, 3.875% due 4/23/25	49,504
200,000	UPL Corp., Ltd, Company Guaranteed Notes, 4.625% due 6/16/30	170,500
76,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.400% due 6/28/54	77,587
165,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(b)	152,995
	Total Basic Materials	9,472,408
Communications – 1.9%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(b)	179,035
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(b)	138,768
	AT&T Inc., Senior Unsecured Notes:
4,171,000	2.250% due 2/1/32	3,516,895
4,385,000	2.550% due 12/1/33	3,631,929
225,000	5.400% due 2/15/34	232,346
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.125% due 5/1/27(b)	112,709
210,000	4.750% due 3/1/30(b)	191,421
95,000	4.750% due 2/1/32(b)	82,777
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	348,397
75,000	6.100% due 6/1/29	77,488
1,060,000	6.550% due 6/1/34	1,098,040
3,965,000	6.384% due 10/23/35	4,014,640
156,000	3.500% due 3/1/42	107,385
380,000	4.800% due 3/1/50	289,088
355,000	3.900% due 6/1/52	232,484
185,000	3.850% due 4/1/61	112,296
185,000	4.400% due 12/1/61	124,923
	Cisco Systems Inc., Senior Unsecured Notes:
320,000	4.950% due 2/26/31	330,903
215,000	5.350% due 2/26/64	222,102
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Clear Channel Outdoor Holdings Inc.:
$50,000	Company Guaranteed Notes, 7.500% due 6/1/29(b)	$42,161
45,000	Senior Secured Notes, 9.000% due 9/15/28(b)	47,834
	Comcast Corp., Company Guaranteed Notes:
215,000	4.800% due 5/15/33	216,375
1,075,000	3.750% due 4/1/40	913,722
410,000	2.887% due 11/1/51	268,395
185,000	5.650% due 6/1/54	193,527
35,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(b)	28,175
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(b)	34,385
90,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(b)	78,567
	Cox Communications Inc.:
315,000	Company Guaranteed Notes, 5.450% due 9/1/34(b)	313,205
430,000	Senior Unsecured Notes, 2.600% due 6/15/31(b)	365,208
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(b)	2,681,486
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(b)	150,952
	Digicel Group Holdings Ltd., Senior Secured Notes:
30,806	zero coupon, due 12/31/30(b)(d)	3,900
670	zero coupon, due 12/31/30(b)(d)	654
81,635	zero coupon, due 12/31/30(b)(d)	1,120
95,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(b)	91,990
54,000	Discovery Communications LLC, Company Guaranteed Notes, 4.125% due 5/15/29	50,408
	DISH DBS Corp.:
75,000	Company Guaranteed Notes, 5.125% due 6/1/29	34,148
110,000	Senior Secured Notes, 5.750% due 12/1/28(b)	84,635
65,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	28,262
	Expedia Group Inc., Company Guaranteed Notes:
256,000	5.000% due 2/15/26	256,566
453,000	3.800% due 2/15/28	440,694
	Frontier Communications Holdings LLC:
	Senior Secured Notes:
45,000	5.875% due 10/15/27(b)	44,823
90,000	5.000% due 5/1/28(b)	87,395
99,900	Secured Notes, 5.875% due 11/1/29	91,896
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(b)	$128,056
50,000	Gray Television Inc., Senior Secured Notes, 10.500% due 7/15/29(b)	51,319
50,000	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(b)	48,010
	Level 3 Financing Inc.:
40,000	Company Guaranteed Notes, 3.750% due 7/15/29(b)	23,920
35,000	Secured Notes, 4.500% due 4/1/30(b)	25,656
100,000	Senior Secured Notes, 10.500% due 4/15/29(b)	107,197
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(b)	147,057
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(b)	58,807
20,000	7.375% due 9/1/31(b)	20,656
341,000	Meta Platforms Inc., Senior Unsecured Notes, 5.600% due 5/15/53	359,429
360,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	356,289
200,000	Motorola Solutions Inc., Senior Unsecured Notes, 5.400% due 4/15/34	206,341
	Netflix Inc., Senior Unsecured Notes:
157,000	5.375% due 11/15/29(b)	163,923
144,000	5.400% due 8/15/54	150,081
	Network i2i Ltd., Company Guaranteed Notes:
200,000	3.975% (5-Year CMT Index + 3.390%) due(c)(e)	192,986
200,000	5.650% (5-Year CMT Index + 4.274%)(c)(e)	199,128
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(b)	43,751
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(b)	58,459
	Paramount Global, Senior Unsecured Notes:
308,000	4.950% due 1/15/31	286,101
140,000	6.875% due 4/30/36	139,627
360,000	4.375% due 3/15/43	258,686
285,000	5.850% due 9/1/43	242,776
55,000	4.950% due 5/19/50	41,056
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(b)	15,846
125,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(b)	121,657
2,171,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(b)	2,182,473
20,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(b)	6,350
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	T-Mobile USA Inc., Company Guaranteed Notes:
$295,000	3.875% due 4/15/30	$283,818
2,001,000	2.875% due 2/15/31	1,794,994
210,000	5.050% due 7/15/33	212,569
195,000	5.750% due 1/15/34	206,714
542,000	5.500% due 1/15/55	546,994
95,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(b)	94,819
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(b)	65,818
	Verizon Communications Inc., Senior Unsecured Notes:
8,526,000	1.750% due 1/20/31	7,160,685
358,000	5.500% due 2/23/54	367,251
	Total Communications	37,963,408
Consumer Cyclical – 1.0%
90,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(b)	89,656
65,000	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(b)	68,170
30,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(b)	21,852
	American Airlines Inc., Senior Secured Notes:
140,000	7.250% due 2/15/28(b)	140,871
130,000	8.500% due 5/15/29(b)	135,156
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	55,816
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(b)	56,469
	AutoZone Inc., Senior Unsecured Notes:
74,000	5.100% due 7/15/29	75,642
475,000	6.550% due 11/1/33	524,965
315,000	5.400% due 7/15/34	322,705
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(b)	117,561
115,000	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(b)	118,095
105,000	Caesars Entertainment Inc., Senior Secured Notes, 6.500% due 2/15/32(b)	107,901
	Carnival Corp.:
80,000	Company Guaranteed Notes, 5.750% due 3/1/27(b)	80,265
95,000	Senior Secured Notes, 7.000% due 8/15/29(b)	99,894
	Carvana Co., Senior Secured Notes:
45,000	12.000% due 12/1/28(b)(f)	46,708
40,000	13.000% due 6/1/30(b)(f)	42,702
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$60,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Company Guaranteed Notes, 5.250% due 7/15/29	$59,132
140,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(b)	143,939
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(b)	52,737
95,000	Cummins Inc., Senior Unsecured Notes, 5.450% due 2/20/54	97,525
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	44,547
20,000	4.250% due 9/1/30	18,012
65,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(b)	65,080
323,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	320,371
115,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(b)	97,146
214,000	DR Horton Inc., Company Guaranteed Notes, 5.000% due 10/15/34	213,552
75,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(b)	74,346
40,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(b)	40,118
95,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(b)	85,401
238,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	202,711
55,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	54,373
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(b)	71,802
85,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.100% due 1/12/32	74,081
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	49,884
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(b)	71,212
75,000	Home Depot Inc., Senior Unsecured Notes, 5.300% due 6/25/54	76,559
360,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.250% due 6/30/29	365,765
360,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(b)	366,866
200,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	186,494
80,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(b)	79,126
65,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	64,244
60,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(b)	54,238
65,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(b)	67,355
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$20,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(b)	$13,325
70,000	Live Nation Entertainment Inc., Senior Secured Notes, 6.500% due 5/15/27(b)	71,206
359,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 4.400% due 9/8/25	357,545
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	127,403
110,000	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 4/1/29(b)	107,736
458,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	406,341
120,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(b)	113,153
190,000	McDonald’s Corp., Senior Unsecured Notes, 5.450% due 8/14/53	192,372
200,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(b)	199,260
	Michaels Cos., Inc.:
80,000	Senior Secured Notes, 5.250% due 5/1/28(b)	62,811
70,000	Senior Unsecured Notes, 7.875% due 5/1/29(b)	40,979
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(b)	95,473
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(b)	84,954
85,000	Senior Secured Notes, 8.375% due 2/1/28(b)	89,471
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(b)	133,991
	O’Reilly Automotive Inc., Senior Unsecured Notes:
96,000	5.750% due 11/20/26	98,334
189,000	4.700% due 6/15/32	188,509
99,000	5.000% due 8/19/34	98,810
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(b)	49,261
30,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(b)	22,323
	Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
135,000	5.500% due 8/31/26(b)	135,191
198,000	5.375% due 7/15/27(b)	198,338
60,000	6.250% due 3/15/32(b)	61,963
30,000	Sabre GLBL Inc., Senior Secured Notes, 8.625% due 6/1/27(b)	28,839
70,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(b)	69,234
130,000	Six Flags Entertainment Corp./Six Flags Theme Parks Inc., Senior Secured Notes,
	6.625% due 5/1/32(b)	133,806
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(b)	$112,143
1,709,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	1,723,409
25,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(b)	23,548
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(b)	56,104
2,260,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	2,212,827
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(b)	59,653
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(b)	10,599
	Tapestry Inc., Senior Unsecured Notes:
135,000	7.050% due 11/27/25	137,502
94,000	7.700% due 11/27/30	100,092
1,329,861	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,303,123
120,000	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(b)	114,228
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(b)	46,775
165,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(b)	165,715
	Viking Cruises Ltd.:
145,000	Company Guaranteed Notes, 5.875% due 9/15/27(b)	144,828
55,000	Senior Unsecured Notes, 9.125% due 7/15/31(b)	60,338
3,034,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(b)	2,905,048
	Warnermedia Holdings Inc., Company Guaranteed Notes:
215,000	4.054% due 3/15/29	200,868
385,000	4.279% due 3/15/32	336,548
655,000	5.050% due 3/15/42	524,874
1,040,000	5.141% due 3/15/52	791,023
20,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(b)	50
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(b)	148,357
	Total Consumer Cyclical	19,559,324
Consumer Non-cyclical – 1.8%
	AbbVie Inc., Senior Unsecured Notes:
205,000	4.950% due 3/15/31	211,079
90,000	5.400% due 3/15/54	93,268
210,000	5.500% due 3/15/64	218,053
258,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(b)	226,188
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
$200,000	4.000% due 7/30/27	$190,109
200,000	4.375% due 7/3/29	186,241
60,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(b)	54,859
795,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(b)	766,055
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(b)	142,140
90,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Unsecured Notes, 9.750% due 7/15/27(b)	90,211
	Amgen Inc., Senior Unsecured Notes:
2,405,000	5.250% due 3/2/33	2,471,564
384,000	5.750% due 3/2/63	393,841
190,000	Archer-Daniels-Midland Co., Senior Unsecured Notes, 2.900% due 3/1/32	169,314
	BAT Capital Corp., Company Guaranteed Notes:
275,000	5.834% due 2/20/31	288,646
140,000	6.000% due 2/20/34	147,614
174,000	4.540% due 8/15/47	142,314
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(b)	178,537
45,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(b)	33,300
	Bausch Health Cos., Inc.:
30,000	Company Guaranteed Notes, 5.250% due 1/30/30(b)	15,000
110,000	Senior Secured Notes, 4.875% due 6/1/28(b)	82,170
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
79,000	5.500% due 2/22/44	81,523
516,000	5.550% due 2/22/54	532,699
105,000	Campbell Soup Co., Senior Unsecured Notes, 5.400% due 3/21/34	108,441
443,000	Cardinal Health Inc., Senior Unsecured Notes, 4.900% due 9/15/45	403,548
	Cargill Inc., Senior Unsecured Notes:
660,000	2.125% due 11/10/31(b)	560,923
80,000	4.000% due 6/22/32(b)	76,576
320,000	4.750% due 4/24/33(b)	320,030
30,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(b)	29,296
450,000	Centene Corp., Senior Unsecured Notes, 3.000% due 10/15/30	399,797
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(b)	66,410
70,000	4.750% due 2/15/31(b)	59,705
25,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(b)	21,513
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$670,000	Cigna Group, Senior Unsecured Notes, 5.000% due 5/15/29	$683,516
	CommonSpirit Health, Senior Secured Notes:
325,000	2.760% due 10/1/24	324,277
355,000	5.205% due 12/1/31	361,502
	Conagra Brands Inc., Senior Unsecured Notes:
460,000	5.300% due 10/1/26	466,278
725,000	4.850% due 11/1/28	730,827
95,000	Coty Inc., Senior Secured Notes, 5.000% due 4/15/26(b)	94,564
90,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes, 6.625% due 7/15/30(b)	93,210
185,000	CSL Finance PLC, Company Guaranteed Notes, 4.250% due 4/27/32(b)	179,938
	CVS Health Corp., Senior Unsecured Notes:
182,000	5.300% due 6/1/33	182,777
947,000	4.780% due 3/25/38	869,946
145,000	4.125% due 4/1/40	121,269
450,000	2.700% due 8/21/40	310,699
255,000	5.050% due 3/25/48	226,026
267,000	5.875% due 6/1/53	263,380
	Elevance Health Inc., Senior Unsecured Notes:
545,000	5.375% due 6/15/34	564,766
379,000	5.125% due 2/15/53	361,021
	Eli Lilly & Co., Senior Unsecured Notes:
140,000	4.200% due 8/14/29	140,309
95,000	4.600% due 8/14/34	95,267
20,000	5.050% due 8/14/54	20,077
171,860	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	170,915
55,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(b)	56,075
400,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	263,892
	Garda World Security Corp.:
115,000	Senior Secured Notes, 4.625% due 2/15/27(b)	112,125
85,000	Senior Unsecured Notes, 6.000% due 6/1/29(b)	80,208
195,000	Gilead Sciences Inc., Senior Unsecured Notes, 5.250% due 10/15/33	203,108
305,000	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/27	297,567
	HCA Inc., Company Guaranteed Notes:
65,000	5.450% due 4/1/31	66,689
430,000	5.600% due 4/1/34	441,885
160,000	5.450% due 9/15/34	162,062
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$210,000	5.125% due 6/15/39	$202,809
215,000	5.250% due 6/15/49	199,556
80,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)	6,400
	Humana Inc., Senior Unsecured Notes:
215,000	5.375% due 4/15/31	220,178
180,000	5.875% due 3/1/33	189,231
200,000	Icon Investments Six DAC, Senior Secured Notes, 5.809% due 5/8/27	205,139
113,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29	119,386
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	68,074
205,000	3.002% due 6/1/51	144,789
195,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 5.200% due 3/15/31	201,136
4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	3,871,923
200,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	195,395
55,000	Kronos Acquisition Holdings Inc., Senior Secured Notes, 8.250% due 6/30/31(b)	56,593
200,000	KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	192,154
115,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(b)	112,191
135,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(b)	146,519
200,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	169,777
85,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(b)	81,958
230,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(b)	225,891
35,000	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(b)	36,079
200,000	Minerva Luxembourg SA, Company Guaranteed Notes, 4.375% due 3/18/31	173,699
35,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(b)	25,041
895,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	743,013
200,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(b)	189,514
55,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(b)	53,228
20,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(b)	7,200
185,000	Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes, 5.300% due 5/19/53	185,909
	Philip Morris International Inc., Senior Unsecured Notes:
620,000	5.125% due 2/15/30	637,427
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$270,000	5.125% due 2/13/31	$276,965
375,000	5.375% due 2/15/33	386,717
285,000	5.625% due 9/7/33	299,242
199,000	5.250% due 2/13/34	203,477
85,000	Post Holdings Inc., Company Guaranteed Notes, 6.375% due 3/1/33(b)	85,620
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(b)	59,771
488,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	411,112
94,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	93,462
	Radiology Partners Inc.:
27,440	Secured Notes, 9.781% due 2/15/30(b)(f)	24,010
36,249	Senior Secured Notes, 7.775% due 1/31/29(b)(f)	34,844
	Royalty Pharma PLC, Company Guaranteed Notes:
215,000	5.150% due 9/2/29	218,807
955,000	2.200% due 9/2/30	827,359
5,000	2.150% due 9/2/31	4,194
195,000	5.400% due 9/2/34	197,185
333,333	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	238,258
110,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(b)	110,544
175,000	Smith & Nephew PLC, Senior Unsecured Notes, 5.400% due 3/20/34	178,601
	Solventum Corp., Company Guaranteed Notes:
695,000	5.400% due 3/1/29(b)	709,237
140,000	5.450% due 3/13/31(b)	142,549
60,000	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(b)	62,750
207,000	Sysco Corp., Company Guaranteed Notes, 3.250% due 7/15/27	200,230
	Tenet Healthcare Corp.:
90,000	Company Guaranteed Notes, 6.125% due 10/1/28	90,166
100,000	Secured Notes, 6.250% due 2/1/27	100,188
120,000	Senior Secured Notes, 6.125% due 6/15/30	121,823
468,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	400,399
75,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(b)	74,169
	Tyson Foods Inc., Senior Unsecured Notes:
65,000	5.400% due 3/15/29	67,012
155,000	5.700% due 3/15/34	161,260
95,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(b)	89,223
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	UnitedHealth Group Inc., Senior Unsecured Notes:
$135,000	4.000% due 5/15/29	$133,606
290,000	4.200% due 5/15/32	283,084
310,000	3.500% due 8/15/39	260,310
85,000	4.950% due 5/15/62	79,278
145,000	6.050% due 2/15/63	159,204
	UnitedHealth Group Inc., Senior Unsecured Notes:
380,000	4.950% due 1/15/32	388,070
296,000	5.500% due 7/15/44	304,855
525,000	5.375% due 4/15/54	530,766
280,000	5.750% due 7/15/64	293,939
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(b)	43,895
120,000	US Foods Inc., Company Guaranteed Notes, 7.250% due 1/15/32(b)	126,668
198,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	201,681
90,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(b)	94,626
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(b)	83,810
55,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(b)	54,747
160,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 5.200% due 9/15/34	161,078
	Total Consumer Non-cyclical	34,434,139
Energy – 2.3%
37,000	6297782 LLC, Company Guaranteed Notes, 4.911% due 9/1/27(b)	37,078
250,000	Adaro Indonesia PT, Company Guaranteed Notes, 4.250% due 10/31/24	249,355
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(b)	65,899
	AL Candelaria -spain- SA, Senior Secured Notes:
191,666	7.500% due 12/15/28	189,213
250,000	5.750% due 6/15/33(b)	204,429
300,000	Aker BP ASA, Senior Unsecured Notes, 4.000% due 1/15/31(b)	281,183
105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(b)	106,310
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(b)	52,424
	BP Capital Markets America Inc., Company Guaranteed Notes:
90,000	2.721% due 1/12/32	79,234
3,160,000	4.812% due 2/13/33	3,160,849
3,244,000	4.893% due 9/11/33	3,262,034
459,000	5.227% due 11/17/34	472,295
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$70,000	2.939% due 6/4/51	$46,950
140,000	3.379% due 2/8/61	96,921
145,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(b)	148,293
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	114,000
366,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	361,844
75,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	73,347
130,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(b)	130,729
75,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(b)	79,070
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(b)	116,586
70,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(b)	70,193
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
215,000	6.042% due 8/15/28(b)	224,135
95,000	5.681% due 1/15/34(b)	96,931
	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
670,000	5.927% due 8/15/30(b)	703,802
195,000	6.036% due 11/15/33(b)	205,886
	ConocoPhillips Co., Company Guaranteed Notes:
336,000	3.800% due 3/15/52	265,802
85,000	5.300% due 5/15/53	84,498
50,000	5.550% due 3/15/54	51,390
245,000	4.025% due 3/15/62	193,710
215,000	5.700% due 9/15/63	224,437
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(e)	307,298
201,000	Devon Energy Corp., Senior Unsecured Notes, 5.750% due 9/15/54	195,049
	Diamondback Energy Inc., Company Guaranteed Notes:
410,000	6.250% due 3/15/33	440,416
135,000	5.400% due 4/18/34	137,408
80,000	5.900% due 4/18/64	80,328
550,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	397,515
505,000	EIG Pearl Holdings SARL, Senior Secured Notes, 3.545% due 8/31/36(b)	443,178
	Enbridge Inc., Company Guaranteed Notes:
35,000	6.000% due 11/15/28	36,961
170,000	5.300% due 4/5/29	174,726
935,000	5.700% due 3/8/33	974,923
575,000	5.625% due 4/5/34	593,279
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Energy Transfer LP:
	Senior Unsecured Notes:
$185,000	5.250% due 7/1/29	$189,352
390,000	6.400% due 12/1/30	421,978
3,354,000	4.900% due 3/15/35	3,266,878
1,683,000	5.950% due 10/1/43	1,691,768
203,000	5.950% due 5/15/54	204,971
225,000	Company Guaranteed Notes, 5.000% due 5/15/44	201,862
100,000	Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.829%) due 10/1/54(c)	101,278
565,000	ENI SpA, Senior Unsecured Notes, 5.500% due 5/15/34(b)	582,253
300,000	EnLink Midstream LLC, Company Guaranteed Notes, 5.650% due 9/1/34	305,232
	Enterprise Products Operating LLC, Company Guaranteed Notes:
285,000	4.950% due 2/15/35	286,206
199,000	5.550% due 2/16/55	202,477
340,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	269,771
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
200,000	2.625% due 3/31/36(b)	168,815
329,681	2.940% due 9/30/40(b)	273,792
	Greensaif Pipelines Bidco SARL, Senior Secured Notes:
320,000	5.853% due 2/23/36(b)	329,818
530,000	6.129% due 2/23/38(b)	553,123
200,000	6.510% due 2/23/42(b)	212,778
165,630	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	157,361
	Gulfport Energy Corp., Company Guaranteed Notes:
158	8.000% due 5/17/26	161
56,206	8.000% due 5/17/26(b)	57,092
144,000	Halliburton Co., Senior Unsecured Notes, 4.850% due 11/15/35	142,155
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(b)	105,126
	Hess Corp., Senior Unsecured Notes:
430,000	7.300% due 8/15/31	490,639
268,000	7.125% due 3/15/33	305,286
	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
150,000	6.250% due 11/1/28(b)	150,790
30,000	8.375% due 11/1/33(b)	32,856
365,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.200% due 6/1/33	365,836
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$125,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(b)	$129,454
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(b)	91,340
200,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	199,937
	MPLX LP, Senior Unsecured Notes:
168,000	1.750% due 3/1/26	160,620
350,000	2.650% due 8/15/30	312,816
423,000	5.500% due 6/1/34	430,387
60,000	4.950% due 3/14/52	53,097
	Nabors Industries Inc., Company Guaranteed Notes:
85,000	9.125% due 1/31/30(b)	91,085
25,000	8.875% due 8/15/31(b)	25,050
95,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(b)	97,158
135,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	136,263
	Occidental Petroleum Corp., Senior Unsecured Notes:
4,720,000	7.150% due 5/15/28	5,028,216
44,000	5.375% due 1/1/32	44,650
	ONEOK Inc., Company Guaranteed Notes:
235,000	6.100% due 11/15/32	249,520
181,000	6.625% due 9/1/53	199,357
140,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	156,426
60,000	Parkland Corp., Company Guaranteed Notes, 4.625% due 5/1/30(b)	56,117
60,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	59,411
	Permian Resources Operating LLC, Company Guaranteed Notes:
140,000	7.000% due 1/15/32(b)	146,862
50,000	6.250% due 2/1/33(b)	51,270
200,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	190,438
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	150,337
200,000	5.625% due 6/19/47	126,893
250,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	171,121
500,000	Phillips 66 Co., Company Guaranteed Notes, 5.300% due 6/30/33	511,637
256,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.000% due 3/15/27	257,760
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Saudi Arabian Oil Co., Senior Unsecured Notes:
$220,000	5.250% due 7/17/34(b)	$224,734
200,000	5.875% due 7/17/64(b)	202,925
120,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 5.000% due 11/15/29(b)	122,975
355,000	Schlumberger Investment SA, Company Guaranteed Notes, 5.000% due 6/1/34	361,871
	Shell International Finance BV, Company Guaranteed Notes:
450,000	3.250% due 4/6/50	326,715
365,000	3.000% due 11/26/51	249,971
65,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Unsecured Notes, 7.875% due 11/1/28(b)	68,460
105,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(b)	107,569
100,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(b)	90,859
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	55,080
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(b)	66,431
	Targa Resources Corp., Company Guaranteed Notes:
170,000	6.150% due 3/1/29	179,519
43,000	5.500% due 2/15/35	43,658
520,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	482,480
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	5,688,746
465,000	TotalEnergies Capital SA, Company Guaranteed Notes, 5.638% due 4/5/64	482,821
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	143,907
50,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(b)	49,995
69,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	69,050
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(b)	99,489
65,000	8.375% due 6/1/31(b)	68,998
65,000	9.875% due 2/1/32(b)	72,215
45,000	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(b)	46,071
110,000	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(b)	114,165
	Whistler Pipeline LLC, Senior Unsecured Notes:
130,000	5.700% due 9/30/31(b)	132,913
135,000	5.950% due 9/30/34(b)	137,552
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Williams Cos., Inc., Senior Unsecured Notes:
$65,000	5.650% due 3/15/33	$67,510
200,000	5.150% due 3/15/34	200,869
	Total Energy	45,384,332
Financial – 8.3%
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(b)	33,426
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,097,000	1.650% due 10/29/24	1,089,938
2,794,000	6.450% due 4/15/27	2,907,234
135,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	139,243
303,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 5.250% due 5/15/36	302,554
	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
50,000	Senior Secured Notes, 7.000% due 1/15/31(b)	51,678
100,000	Senior Unsecured Notes, 6.750% due 10/15/27(b)	99,513
360,000	American Express Co., Senior Unsecured Notes, 3.950% due 8/1/25	357,135
296,000	American Homes 4 Rent LP, Senior Unsecured Notes, 5.500% due 2/1/34	301,437
	American Tower Corp., Senior Unsecured Notes:
249,000	3.600% due 1/15/28	240,790
1,680,000	3.950% due 3/15/29	1,628,470
315,000	3.800% due 8/15/29	302,357
2,618,000	2.100% due 6/15/30	2,278,033
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(b)	95,327
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(b)	44,332
20,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(b)	13,945
145,000	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	149,513
605,000	Aon North America Inc., Company Guaranteed Notes, 5.450% due 3/1/34	626,065
99,000	Ares Capital Corp., Senior Unsecured Notes, 5.950% due 7/15/29	100,885
85,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(b)	81,231
	Athene Global Funding, Secured Notes:
163,000	5.349% due 7/9/27(b)	165,726
800,000	2.646% due 10/4/31(b)	685,323
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Athene Holding Ltd., Senior Unsecured Notes:
$280,000	5.875% due 1/15/34	$289,433
210,000	6.250% due 4/1/54	218,012
146,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(b)	147,654
396,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(b)	405,540
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%)(b)(c)(e)	166,587
400,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	377,392
200,000	Banco del Estado de Chile, Junior Subordinated Notes, 7.950% (5-Year CMT Index + 3.228%)(b)(c)(e)	211,533
400,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(c)(e)	404,012
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)(c)	194,791
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(c)	293,310
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(c)	294,791
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%)(c)(e)	404,974
400,000	Banco Santander SA, Senior Preferred Notes, 5.439% due 7/15/31	411,979
	Bancolombia SA, Subordinated Notes:
200,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(c)	197,847
200,000	8.625% (5-Year CMT Index + 4.320%) due 12/24/34(c)	209,845
	Bank of America Corp.:
	Senior Unsecured Notes:
290,000	5.933% (SOFRRATE + 1.340%) due 9/15/27(c)	297,494
450,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(c)	437,932
1,025,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(c)	919,480
200,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(c)	171,236
7,245,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(c)	6,165,891
4,120,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(c)	3,618,853
535,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(c)	471,634
405,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(c)	419,187
684,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(c)	566,743
435,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(c)	371,190
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Bank of New York Mellon Corp., Senior Unsecured Notes:
$530,000	6.317% (SOFRRATE + 1.598%) due 10/25/29(c)	$565,623
130,000	4.975% (SOFRRATE + 1.085%) due 3/14/30(c)	133,027
508,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(c)	519,212
305,000	5.188% (SOFRRATE + 1.418%) due 3/14/35(c)	311,533
	Barclays PLC, Senior Unsecured Notes:
300,000	7.385% (1-Year CMT Index + 3.300%) due 11/2/28(c)	322,616
5,000,000	4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(c)	5,015,544
555,000	5.690% (SOFRRATE + 1.740%) due 3/12/30(c)	572,173
400,000	BBVA Bancomer SA, Subordinated Notes, 5.875% (5-Year CMT Index + 4.308%) due 9/13/34(c)	388,066
	BlackRock Funding Inc., Company Guaranteed Notes:
420,000	4.900% due 1/8/35	427,029
120,000	5.250% due 3/14/54	121,693
244,000	5.350% due 1/8/55	250,370
523,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(b)	431,933
680,000	BNP Paribas SA, Senior Preferred Notes, 5.894% (SOFRRATE + 1.866%) due 12/5/34(b)(c)	721,817
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,770,379
2,975,000	3.250% due 1/30/31	2,619,164
	BPCE SA:
	Senior Non-Preferred Notes:
270,000	2.045% (SOFRRATE + 1.087%) due 10/19/27(b)(c)	253,864
615,000	6.714% (SOFRRATE + 2.270%) due 10/19/29(b)(c)	651,308
330,000	7.003% (SOFRRATE + 2.590%) due 10/19/34(b)(c)	365,177
500,000	5.936% (SOFRRATE + 1.850%) due 5/30/35(b)(c)	516,339
730,000	Subordinated Notes, 6.508% (1-Year CMT Index + 2.791%) due 1/18/35(b)(c)	758,350
334,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	284,853
	Capital One Financial Corp., Senior Unsecured Notes:
100,000	5.468% (SOFRRATE + 2.080%) due 2/1/29(c)	101,725
205,000	6.312% (SOFRRATE + 2.640%) due 6/8/29(c)	214,434
390,000	3.273% (SOFRRATE + 1.790%) due 3/1/30(c)	363,378
75,000	5.247% (SOFRRATE + 2.600%) due 7/26/30(c)	75,769
600,000	7.624% (SOFRRATE + 3.070%) due 10/30/31(c)	677,308
	Citigroup Inc., Senior Unsecured Notes:
776,000	3.668% (3-Month TSFR + 1.652%) due 7/24/28(c)	756,631
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$210,000	5.174% (SOFRRATE + 1.364%) due 2/13/30(c)	$214,003
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(c)	5,921,358
	Citizens Financial Group Inc., Senior Unsecured Notes:
465,000	5.841% (SOFRRATE + 2.010%) due 1/23/30(c)	478,031
385,000	5.718% (SOFRRATE + 1.910%) due 7/23/32(c)	392,975
255,000	6.645% (SOFRRATE + 2.325%) due 4/25/35(c)	275,578
70,000	Comerica Inc., Senior Unsecured Notes, 5.982% (SOFRRATE + 2.155%) due 1/30/30(c)	71,208
	Corebridge Financial Inc., Senior Unsecured Notes:
75,000	3.850% due 4/5/29	72,408
275,000	5.750% due 1/15/34	286,707
495,000	Corebridge Global Funding, Secured Notes, 5.200% due 6/24/29(b)	508,762
	Crown Castle Inc., Senior Unsecured Notes:
45,000	3.800% due 2/15/28	43,733
655,000	4.800% due 9/1/28	658,158
368,000	4.300% due 2/15/29	361,223
480,000	5.600% due 6/1/29	497,695
245,000	3.100% due 11/15/29	226,508
3,410,000	2.100% due 4/1/31	2,861,313
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(c)	191,280
	Deutsche Bank AG:
285,000	Senior Non-Preferred Notes, 6.720% (SOFRRATE + 3.180%) due 1/18/29(c)	300,043
235,000	Senior Preferred Notes, 5.414% due 5/10/29	242,357
135,000	Discover Financial Services, Senior Unsecured Notes, 7.964% (SOFRRATE + 3.370%) due 11/2/34(c)	156,574
	Equinix Inc., Senior Unsecured Notes:
215,000	3.900% due 4/15/32	202,518
363,000	2.950% due 9/15/51	235,678
480,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(b)	435,935
80,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	78,985
199,000	Extra Space Storage LP, Company Guaranteed Notes, 5.400% due 2/1/34	202,576
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(b)	5,598,436
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(b)	108,354
180,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(b)	181,834
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$315,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	$317,586
	Goldman Sachs Group Inc., Senior Unsecured Notes:
395,000	6.550% (3-Month TSFR + 1.432%) due 5/15/26(c)	396,871
340,000	5.727% (SOFRRATE + 1.265%) due 4/25/30(c)	354,357
560,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(c)	568,366
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(c)	252,202
975,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(c)	847,878
455,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(c)	387,417
193,000	5.330% (SOFRRATE + 1.550%) due 7/23/35(c)	196,628
105,000	GTCR AP Finance Inc., Senior Unsecured Notes, 8.000% due 5/15/27(b)	105,404
386,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(b)	365,564
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(b)	62,057
	Host Hotels & Resorts LP, Senior Unsecured Notes:
443,000	3.500% due 9/15/30	404,986
400,000	5.700% due 7/1/34	405,505
	HSBC Holdings PLC, Senior Unsecured Notes:
440,000	5.887% (SOFRRATE + 1.570%) due 8/14/27(c)	449,224
620,000	2.206% (SOFRRATE + 1.285%) due 8/17/29(c)	562,352
705,000	5.733% (SOFRRATE + 1.520%) due 5/17/32(c)	731,718
690,000	5.402% (SOFRRATE + 2.870%) due 8/11/33(c)	707,484
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(b)	67,876
350,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	351,223
	Intesa Sanpaolo SpA:
200,000	Senior Non-Preferred Notes, 7.778% (1-Year CMT Index + 3.900%) due 6/20/54(b)(c)	220,049
240,000	Senior Preferred Notes, 7.800% due 11/28/53(b)	278,719
	Iron Mountain Inc., Company Guaranteed Notes:
155,000	7.000% due 2/15/29(b)	160,981
80,000	4.500% due 2/15/31(b)	75,099
	JPMorgan Chase & Co., Senior Unsecured Notes:
310,000	3.960% (3-Month TSFR + 1.507%) due 1/29/27(c)	306,716
325,000	6.070% (SOFRRATE + 1.330%) due 10/22/27(c)	335,586
197,000	4.851% (SOFRRATE + 1.990%) due 7/25/28(c)	198,771
240,000	3.509% (3-Month TSFR + 1.207%) due 1/23/29(c)	232,291
530,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(c)	543,837
600,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(c)	624,690
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(c)	$575,363
701,000	2.580% (3-Month TSFR + 1.250%) due 4/22/32(c)	613,639
5,350,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(c)	4,626,883
461,000	2.963% (SOFRRATE + 1.260%) due 1/25/33(c)	408,216
3,735,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(c)	3,846,419
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(b)	83,700
	M&T Bank Corp., Senior Unsecured Notes:
430,000	7.413% (SOFRRATE + 2.800%) due 10/30/29(c)	468,317
205,000	5.053% (SOFRRATE + 1.850%) due 1/27/34(c)	198,941
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
94,000	6.400% due 3/26/29(b)	97,827
45,000	6.500% due 3/26/31(b)	47,446
1,015,000	Manufacturers & Traders Trust Co., Senior Unsecured Notes, 4.700% due 1/27/28	1,008,404
150,000	Markel Group Inc., Senior Unsecured Notes, 6.000% due 5/16/54	155,428
235,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	228,284
444,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(b)	318,595
1,070,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(b)	913,598
	Morgan Stanley, Senior Unsecured Notes:
180,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(c)	185,525
1,715,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(c)	1,552,678
485,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(c)	404,786
185,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(c)	158,643
3,485,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(c)	3,686,358
3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(c)	3,120,676
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(b)	140,880
70,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	68,643
175,000	NNN REIT Inc., Senior Unsecured Notes, 5.500% due 6/15/34	178,979
505,000	Nomura Holdings Inc., Senior Unsecured Notes, 5.783% due 7/3/34	524,463
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	117,177
125,000	7.500% due 5/15/31	129,023
2,420,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(b)	2,050,713
400,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(c)	387,316
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(b)	$93,745
155,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(b)	158,879
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(b)	42,511
80,000	7.875% due 12/15/29(b)	84,893
5,725,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 5.068% (SOFRRATE + 1.933%) due 1/24/34(c)	5,722,719
355,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.375% due 3/15/33	365,695
140,000	Principal Life Global Funding II, Senior Secured Notes, 5.100% due 1/25/29(b)	142,784
310,000	Protective Life Global Funding, Secured Notes, 5.215% due 6/12/29(b)	319,378
325,000	Realty Income Corp., Senior Unsecured Notes, 4.900% due 7/15/33	323,030
99,000	Royal Bank of Canada, Senior Unsecured Notes, 5.150% due 2/1/34	101,465
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(b)	3,166,068
	Service Properties Trust, Company Guaranteed Notes:
25,000	5.500% due 12/15/27	23,517
25,000	8.875% due 6/15/32	23,548
1,905,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,649,936
1,115,000	Societe Generale SA, Senior Non-Preferred Notes, 6.066% (1-Year CMT Index + 2.100%) due 1/19/35(b)(c)	1,156,027
	Standard Chartered PLC, Senior Unsecured Notes:
565,000	7.767% (1-Year CMT Index + 3.450%) due 11/16/28(b)(c)	614,039
425,000	5.905% (1-Year CMT Index + 1.450%) due 5/14/35(b)(c)	439,730
70,000	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(b)	72,865
239,000	Sun Communities Operating LP, Company Guaranteed Notes, 2.700% due 7/15/31	204,671
	Truist Financial Corp., Senior Unsecured Notes:
196,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(c)	197,957
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(c)	3,277,252
	UBS Group AG, Senior Unsecured Notes:
260,000	6.442% (SOFRRATE + 3.700%) due 8/11/28(b)(c)	272,064
330,000	6.246% (1-Year CMT Index + 1.800%) due 9/22/29(b)(c)	348,067
305,000	4.194% (SOFRRATE + 3.730%) due 4/1/31(b)(c)	294,722
200,000	2.095% (1-Year CMT Index + 1.000%) due 2/11/32(b)(c)	167,300
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(c)	3,009,941
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$3,600,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	$3,067,804
1,420,000	6.537% (SOFRRATE + 3.920%) due 8/12/33(b)(c)	1,540,137
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,792,041
65,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(b)	66,694
	US Bancorp:
1,145,000	Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(c)	1,125,615
4,859,000	Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(c)	4,019,633
415,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(b)	403,707
	Wells Fargo & Co., Senior Unsecured Notes:
385,000	3.000% due 4/22/26	375,768
395,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(c)	391,590
1,130,000	3.526% (SOFRRATE + 1.510%) due 3/24/28(c)	1,100,308
412,000	3.584% (3-Month TSFR + 1.572%) due 5/22/28(c)	400,893
160,000	4.808% (SOFRRATE + 1.980%) due 7/25/28(c)	160,923
140,000	5.574% (SOFRRATE + 1.740%) due 7/25/29(c)	144,569
270,000	2.879% (3-Month TSFR + 1.432%) due 10/30/30(c)	247,500
330,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(c)	296,098
955,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(c)	859,286
490,000	4.897% (SOFRRATE + 2.100%) due 7/25/33(c)	487,614
5,870,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(c)	6,015,737
280,000	6.491% (SOFRRATE + 2.060%) due 10/23/34(c)	308,357
295,000	5.499% (SOFRRATE + 1.780%) due 1/23/35(c)	304,427
230,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(c)	220,385
5,725,000	Welltower OP LLC, Company Guaranteed Notes, 2.750% due 1/15/32	4,981,525
481,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(c)	412,800
	Willis North America Inc., Company Guaranteed Notes:
650,000	2.950% due 9/15/29	600,669
390,000	5.350% due 5/15/33	397,136
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(b)	100,005
95,000	4.875% due 6/1/29(b)	90,406
	Total Financial	162,347,827
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – 0.9%
$70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(b)	$72,461
110,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(b)	111,814
	AGCO Corp., Company Guaranteed Notes:
100,000	5.450% due 3/21/27	101,535
135,000	5.800% due 3/21/34	138,847
40,000	Arcosa Inc., Company Guaranteed Notes, 6.875% due 8/15/32(b)	41,697
331,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	320,938
35,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(b)	35,040
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(b)	392,994
195,000	Berry Global Inc., Senior Secured Notes, 5.800% due 6/15/31(b)	200,717
380,207	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	294,737
	Boeing Co., Senior Unsecured Notes:
190,000	6.298% due 5/1/29(b)	198,427
160,000	5.150% due 5/1/30	159,589
221,000	6.388% due 5/1/31(b)	232,794
70,000	6.528% due 5/1/34(b)	74,138
55,000	3.750% due 2/1/50	37,986
45,000	5.805% due 5/1/50	42,473
120,000	6.858% due 5/1/54(b)	129,208
225,000	5.930% due 5/1/60	212,526
	Bombardier Inc., Senior Unsecured Notes:
110,000	8.750% due 11/15/30(b)	119,956
20,000	7.000% due 6/1/32(b)	20,820
70,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(b)	76,270
105,000	Builders FirstSource Inc., Company Guaranteed Notes, 6.375% due 3/1/34(b)	107,799
210,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	219,797
200,000	Cemex SAB de CV, Subordinated Notes, 9.125% (5-Year CMT Index + 5.157%)(b)(c)(e)	217,418
105,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.875% due 1/15/30(b)	105,387
79,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 5.100% due 4/20/29	80,548
60,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(b)	58,019
	Cornerstone Building Brands Inc.:
55,000	Company Guaranteed Notes, 6.125% due 1/15/29(b)	45,878
100,000	Senior Secured Notes, 9.500% due 8/15/29(b)	99,011
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$544,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	$400,961
	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes:
115,000	6.625% due 12/15/30(b)	117,764
110,000	6.750% due 7/15/31(b)	113,354
105,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.500% due 12/31/27(b)	106,127
155,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 7.875% due 12/1/30(b)	166,344
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(b)	214,635
50,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(b)	33,474
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	112,740
72,000	Howmet Aerospace Inc., Senior Unsecured Notes, 4.850% due 10/15/31	72,819
135,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Senior Secured Notes, 9.000% due 2/15/29(b)	138,386
371,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	382,435
	JELD-WEN Inc., Company Guaranteed Notes:
75,000	4.875% due 12/15/27(b)	72,527
85,000	7.000% due 9/1/32(b)	85,404
	L3Harris Technologies Inc., Senior Unsecured Notes:
390,000	5.050% due 6/1/29	398,264
460,000	5.350% due 6/1/34	471,790
	Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
252,875	5.875% due 7/5/34	254,140
166,948	4.350% due 4/5/36	154,536
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(b)	66,605
95,000	Senior Unsecured Notes, 5.875% due 6/30/29(b)	90,526
135,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	139,640
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(b)	107,903
157,660	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	153,613
	Northrop Grumman Corp., Senior Unsecured Notes:
475,000	5.150% due 5/1/40	471,641
370,000	5.200% due 6/1/54	366,352
775,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	699,921
187,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	195,170
100,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., Senior Secured Notes, 4.375% due 10/15/28(b)	95,006
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
$150,000	5.750% due 5/24/26(b)	$152,068
203,000	4.200% due 4/1/27(b)	200,645
170,000	6.050% due 8/1/28(b)	177,803
115,000	5.350% due 3/30/29(b)	117,829
	Republic Services Inc., Senior Unsecured Notes:
160,000	1.450% due 2/15/31	132,240
465,000	5.200% due 11/15/34	479,057
155,000	RTX Corp., Senior Unsecured Notes, 5.750% due 11/8/26	159,007
105,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 7.250% due 2/15/31(b)	110,344
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(b)	66,674
40,000	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(b)	44,766
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(b)	51,516
95,000	Trane Technologies Financing Ltd., Company Guaranteed Notes, 5.100% due 6/13/34	97,580
	TransDigm Inc.:
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	139,177
135,000	Senior Secured Notes, 6.875% due 12/15/30(b)	140,971
100,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(b)	109,700
194,000	Veralto Corp., Company Guaranteed Notes, 5.350% due 9/18/28(b)	200,006
500,000	Waste Management Inc., Company Guaranteed Notes, 4.950% due 7/3/31	513,483
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(b)	113,904
	WRKCo Inc., Company Guaranteed Notes:
361,000	3.750% due 3/15/25	357,906
5,245,000	3.900% due 6/1/28	5,105,290
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(b)	177,598
	Total Industrial	18,278,465
Technology – 0.4%
60,000	Amentum Escrow Corp., Senior Unsecured Notes, 7.250% due 8/1/32(b)	62,736
110,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(b)	105,239
119,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	121,668
	Broadcom Inc., Senior Unsecured Notes:
200,000	5.050% due 7/12/29	203,902
435,000	3.419% due 4/15/33(b)	387,593
20,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(b)	9,366
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$210,000	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 2.670% due 12/1/26	$200,347
105,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(b)	108,412
55,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(b)	52,958
	Cloud Software Group Inc.:
40,000	Secured Notes, 9.000% due 9/30/29(b)	40,258
65,000	Senior Secured Notes, 6.500% due 3/31/29(b)	64,073
230,000	Constellation Software Inc., Senior Unsecured Notes, 5.461% due 2/16/34(b)	237,017
120,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(b)	118,826
195,000	Fiserv Inc., Senior Unsecured Notes, 5.450% due 3/15/34	200,976
1,155,000	Foundry JV Holdco LLC, Senior Secured Notes, 6.150% due 1/25/32(b)	1,189,254
	Intel Corp., Senior Unsecured Notes:
205,000	5.150% due 2/21/34	203,046
160,000	3.250% due 11/15/49	103,991
240,000	4.750% due 3/25/50	201,358
200,000	5.050% due 8/5/62	168,144
260,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	205,440
316,000	Marvell Technology Inc., Company Guaranteed Notes, 1.650% due 4/15/26	300,947
35,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(b)	33,574
290,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	282,466
370,000	NVIDIA Corp., Senior Unsecured Notes, 2.850% due 4/1/30	346,936
	Oracle Corp., Senior Unsecured Notes:
165,000	2.950% due 4/1/30	151,535
45,000	6.250% due 11/9/32	49,035
325,000	3.800% due 11/15/37	279,407
1,309,000	3.600% due 4/1/50	955,699
	Qorvo Inc., Company Guaranteed Notes:
123,000	1.750% due 12/15/24	121,410
115,000	3.375% due 4/1/31(b)	102,094
410,000	Roper Technologies Inc., Senior Unsecured Notes, 4.750% due 2/15/32	409,638
363,000	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	367,965
105,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(b)	108,614
	Total Technology	7,493,924
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – 3.0%
	Adani Transmission Step-One Ltd., Senior Secured Notes:
$200,000	4.000% due 8/3/26	$194,056
151,000	4.250% due 5/21/36	131,960
	AEP Texas Inc., Senior Unsecured Notes:
115,000	5.450% due 5/15/29	119,072
420,000	3.450% due 1/15/50	294,881
450,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	336,103
	Arizona Public Service Co., Senior Unsecured Notes:
130,000	6.350% due 12/15/32	141,100
155,000	5.550% due 8/1/33	159,355
180,000	5.700% due 8/15/34	187,409
505,000	Atmos Energy Corp., Senior Unsecured Notes, 5.900% due 11/15/33	547,048
315,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 5.650% due 6/1/54	329,171
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,187,946
194,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	202,654
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(b)	139,595
800,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(b)	768,701
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)	214,648
95,000	Calpine Corp., Senior Secured Notes, 4.500% due 2/15/28(b)	92,136
460,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	472,984
197,619	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	159,577
60,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(b)	58,290
180,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	164,125
156,200	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	158,001
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
105,000	5.375% due 5/15/34	109,514
400,000	3.200% due 12/1/51	277,547
165,000	5.700% due 5/15/54	173,024
1,550,000	Consumers 2023 Securitization Funding LLC, Senior Secured Notes, 5.550% due 3/1/28	1,562,388
	Dominion Energy Inc., Senior Unsecured Notes:
3,375,000	3.375% due 4/1/30	3,159,670
205,000	5.375% due 11/15/32	211,152
30,000	6.300% due 3/15/33	32,495
310,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	326,510
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
$1,225,000	5.300% due 2/15/40	$1,247,623
65,000	3.550% due 3/15/52	48,205
	Duke Energy Corp., Senior Unsecured Notes:
4,000,000	0.900% due 9/15/25	3,848,660
543,000	2.650% due 9/1/26	523,847
85,000	2.450% due 6/1/30	75,979
835,000	2.550% due 6/15/31	724,636
610,000	5.450% due 6/15/34	628,487
65,000	5.000% due 8/15/52	59,636
120,000	5.800% due 6/15/54	122,795
275,000	Duke Energy Florida LLC, 1st Mortgage Notes, 5.875% due 11/15/33	296,018
275,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	279,796
	Edison International:
130,000	Junior Subordinated Notes, 8.125% (5-Year CMT Index + 3.864%) due 6/15/53(c)	136,495
715,000	Senior Unsecured Notes, 5.250% due 11/15/28	727,537
130,350	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	116,903
91,240	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	88,010
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	175,333
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	194,200
100,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	103,925
99,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(c)	100,809
	Entergy Louisiana LLC, 1st Mortgage Notes:
1,100,000	4.950% due 1/15/45	1,017,474
125,000	4.750% due 9/15/52	112,629
475,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	436,386
	Eversource Energy, Senior Unsecured Notes:
960,000	5.125% due 5/15/33	960,754
365,000	5.500% due 1/1/34	372,590
125,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	122,620
1,945,000	Florida Power & Light Co., 1st Mortgage Notes, 5.300% due 6/15/34	2,026,866
	Georgia Power Co., Senior Unsecured Notes:
185,000	4.700% due 5/15/32	185,356
70,000	4.950% due 5/17/33	70,761
380,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(b)	346,223
304,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	275,110
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(b)	$84,564
65,000	Lightning Power LLC, Senior Secured Notes, 7.250% due 8/15/32(b)	67,164
120,960	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	120,462
210,820	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	202,903
205,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(b)	216,363
135,000	National Grid PLC, Senior Unsecured Notes, 5.602% due 6/12/28	139,632
5,910,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	5,941,634
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
1,210,000	2.250% due 6/1/30	1,068,348
120,000	5.550% due 3/15/54	120,942
44,000	6.750% (5-Year CMT Index + 2.457%) due 6/15/54(c)	46,006
	NiSource Inc., Senior Unsecured Notes:
464,000	3.600% due 5/1/30	439,996
50,000	5.400% due 6/30/33	51,354
595,000	5.350% due 4/1/34	607,366
304,000	NSTAR Electric Co., Senior Unsecured Notes, 5.400% due 6/1/34	317,377
	Oglethorpe Power Corp., 1st Mortgage Notes:
410,000	5.050% due 10/1/48	376,744
55,000	5.800% due 6/1/54(b)	56,084
200,000	Ohio Edison Co., Senior Unsecured Notes, 5.500% due 1/15/33(b)	204,958
480,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	479,778
200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	193,880
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
677,000	5.450% due 6/15/27	687,322
505,000	4.550% due 7/1/30	493,855
1,245,000	2.500% due 2/1/31	1,068,654
155,000	5.900% due 6/15/32	160,640
595,000	6.150% due 1/15/33	626,412
585,000	6.400% due 6/15/33	625,099
180,000	6.950% due 3/15/34	200,864
180,000	6.750% due 1/15/53	196,849
610,000	Senior Secured Notes, 3.250% due 6/1/31	545,507
	Pike Corp.:
125,000	Company Guaranteed Notes, 5.500% due 9/1/28(b)	121,765
65,000	Senior Unsecured Notes, 8.625% due 1/31/31(b)	70,170
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$260,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 5.450% due 3/1/54	$270,336
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
285,000	6.125% due 10/15/33	306,616
100,000	5.450% due 4/1/34	102,807
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	528,657
75,000	4.100% due 6/15/30	71,473
	Southern California Edison Co., 1st Mortgage Notes:
70,000	5.150% due 6/1/29	71,956
130,000	2.850% due 8/1/29	120,183
325,000	2.250% due 6/1/30	286,921
351,000	5.450% due 6/1/31	365,313
215,000	5.950% due 11/1/32	230,317
705,000	5.200% due 6/1/34	716,311
545,000	4.125% due 3/1/48	450,097
	Southern California Gas Co., 1st Mortgage Notes:
555,000	5.200% due 6/1/33	570,296
5,955,000	5.750% due 6/1/53	6,187,828
440,000	5.600% due 4/1/54	455,114
	Southern Co.:
	Senior Unsecured Notes:
385,000	4.850% due 6/15/28	390,666
330,000	5.200% due 6/15/33	337,412
620,000	5.700% due 3/15/34	654,142
377,000	Junior Subordinated Notes, 3.750% (5-Year CMT Index + 2.915%) due 9/15/51(c)	359,295
438,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	383,189
205,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	208,058
175,336	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	165,457
	Virginia Electric & Power Co., Senior Unsecured Notes:
665,000	5.000% due 4/1/33	669,932
620,000	5.000% due 1/15/34	624,365
145,000	5.050% due 8/15/34	145,952
105,000	5.350% due 1/15/54	104,249
71,000	5.550% due 8/15/54	72,140
	Vistra Operations Co. LLC, Company Guaranteed Notes:
70,000	7.750% due 10/15/31(b)	74,481
65,000	6.875% due 4/15/32(b)	67,515
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$325,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	$335,136
230,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	224,159
	Total Utilities	58,419,840
	TOTAL CORPORATE BONDS & NOTES (Cost – $404,380,472)	393,353,667
COLLATERALIZED MORTGAGE OBLIGATIONS – 19.9%
578,349	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 5.240% due 6/25/61(b)(d)	578,698
222,820	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(b)	223,244
	Alternative Loan Trust:
516,528	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	444,167
4,427,712	Series 2005-7CB, Class 2A2, 0.000% (1-Month TSFR + 4.936%) due 3/1/38(c)(g)	221,916
4,427,712	Series 2005-7CB, Class 2A5, 5.500% (1-Month TSFR + 0.564%) due 3/1/38(c)	3,228,187
3,635,578	Series 2006-OA2, Class A1, 5.870% (1-Month TSFR + 0.534%) due 5/20/46(c)	3,134,068
2,038,206	Series 2007-4CB, Class 1A1, 5.750% (1-Month TSFR + 0.714%) due 4/25/37(c)	1,546,220
6,448,172	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,900,350
	Angel Oak Mortgage Trust:
224,934	Series 2020-R1, Class A1, 0.990% due 4/25/53(b)(c)	211,284
330,413	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	284,872
304,217	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	258,014
568,479	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	485,868
466,118	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	388,393
707,754	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	607,865
1,105,369	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	918,151
1,268,587	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(b)	1,174,391
370,000	Arbor Realty Commercial Real Estate Notes, Series 2022-FL1, Class A, 6.804% (SOFR30A + 1.450%) due 1/15/37(b)(c)	367,367
120,000	AREIT Ltd., Series 2024-CRE9, Class A, 7.028% (1-Month TSFR + 1.686%) due 5/17/41(b)(c)	119,714
	BANK:
9,879,801	Series 2017-BNK4, Class XA, 1.493% due 5/15/50(c)(g)	279,064
15,273,486	Series 2018-BN10, Class XA, 0.833% due 2/15/61(c)(g)	298,927
7,430,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	6,178,471
6,429,082	Series 2022-BNK39, Class XA, 0.529% due 2/15/55(c)(g)	164,732
1,033,182	Series 2023-5YR4, Class XA, 1.258% due 12/15/56(c)(g)	37,823
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,684,125	Series 2023-BNK45, Class XA, 1.204% due 2/15/56(c)(g)	$101,781
1,320,000	Series 2024-BNK47, Class A5, 5.716% due 6/15/57	1,402,652
3,459,272	Series 2024-BNK47, Class XA, 1.042% due 6/15/57(c)(g)	212,550
	BANK5:
12,301,000	Series 2024-5YR8, Class XA, 1.127% due 8/15/57(c)(g)	472,244
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	372,077
	BBCMS Mortgage Trust:
1,236,000	Series 2018-TALL, Class F, 8.769% (1-Month TSFR + 3.432%) due 3/15/37(b)(c)	828,193
1,456,822	Series 2020-C7, Class XA, 1.722% due 4/15/53(c)(g)	80,101
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(c)	280,265
2,500,984	Series 2024-C24, Class XA, 1.865% due 2/15/57(c)(g)	265,772
880,000	Series 2024-C26, Class A5, 5.829% due 5/15/57	946,200
3,683,563	Series 2024-C26, Class XA, 1.242% due 5/15/57(c)(g)	286,930
865,000	Series 2024-C28, Class A5, 5.403% due 9/15/57	902,368
2,430,000	Series 2024-C28, Class XA, 1.329% due 9/15/57(c)(g)	200,829
1,863,411	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.644% due 2/25/36(c)	1,274,433
	Benchmark Mortgage Trust:
365,000	Series 2018-B3, Class A3, 3.746% due 4/10/51	357,337
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,650,706
2,354,376	Series 2020-B22, Class XA, 1.621% due 1/15/54(c)(g)	172,517
4,415,000	Series 2022-B35, Class A5, 4.592% due 5/15/55(c)	4,206,767
6,215,337	Series 2023-B39, Class XA, 0.723% due 7/15/56(c)(g)	247,218
1,700,946	Series 2023-B40, Class XA, 1.427% due 12/15/56(c)(g)	110,618
182,500	Series 2024-V7, Class A2, 5.772% due 5/15/56	188,461
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	368,943
337,362	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	298,353
	BMO Mortgage Trust:
308,000	Series 2024-5C5, Class C, 7.111% due 2/15/57(c)	311,985
7,296,000	Series 2024-5C5, Class XA, 1.392% due 2/15/57(c)(g)	354,397
1,261,000	Series 2024-C9, Class A5, 5.759% due 7/15/57	1,345,149
3,410,699	Series 2024-C9, Class XA, 1.079% due 7/15/57(c)(g)	234,204
3,300,000	BMP, Series 2024-MF23, Class B, 6.978% (1-Month TSFR + 1.642%) due 6/15/41(b)(c)	3,275,268
1,410,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 7.241% (1-Month TSFR + 1.921)% due 8/15/41(b)(c)	1,408,176
	BRAVO Residential Funding Trust:
181,762	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	165,219
140,654	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(b)(c)	132,760
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$357,000	BRSP Ltd., Series 2024-FL2, Class A, 7.265% (1-Month TSFR + 1.945%) due 8/19/37(b)(c)	$356,420
	BX:
980,000	Series 2021-MFM1, Class D, 6.951% (1-Month TSFR + 1.614%) due 1/15/34(b)(c)	964,688
6,000,000	Series 2024-PALM, Class B, 7.128% (1-Month TSFR + 1.791%) due 6/15/37(b)(c)	5,908,249
	BX Commercial Mortgage Trust:
182,227	Series 2021-21M, Class A, 6.181% (1-Month TSFR + 0.844%) due 10/15/36(b)(c)	179,644
496,177	Series 2021-CIP, Class A, 6.372% (1-Month TSFR + 1.035%) due 12/15/38(b)(c)	490,601
2,900,000	Series 2021-VOLT, Class C, 6.551% (1-Month TSFR + 1.214%) due 9/15/36(b)(c)	2,842,075
536,000	Series 2021-VOLT, Class E, 7.451% (1-Month TSFR + 2.114%) due 9/15/36(b)(c)	526,818
351,954	Series 2021-XL2, Class A, 6.140% (1-Month TSFR + 0.803%) due 10/15/38(b)(c)	347,555
303,694	Series 2022-LP2, Class A, 6.350% (1-Month TSFR + 1.013%) due 2/15/39(b)(c)	300,847
240,000	Series 2024-AIRC, Class A, 6.991% (1-Month TSFR + 1.691%) due 8/15/39(b)(c)	240,149
5,183,838	Series 2024-MDHS, Class B, 7.178% (1-Month TSFR + 1.841%) due 5/15/41(b)(c)	5,119,040
	BX Trust:
290,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	255,795
1,400,000	Series 2021-ARIA, Class A, 6.351% (1-Month TSFR + 1.014%) due 10/15/36(b)(c)	1,388,639
280,000	Series 2024-PAT, Class A, 7.427% (1-Month TSFR + 2.090%) due 3/15/41(b)(c)	278,600
5,400,000	CAMB Commercial Mortgage Trust, Series 2021-CX2, Class C, 2.864% due 11/10/46(b)(c)	4,352,240
223,573	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(b)	197,355
15,578,352	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.375% due 5/10/50(c)(g)	392,603
913,125	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	802,139
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,386,310
30,735,922	Series 2015-GC35, Class XA, 0.855% due 11/10/48(c)(g)	161,145
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	353,126
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,875,749
2,195,000	Series 2023-SMRT, Class B, 6.048% due 10/12/40(b)(c)	2,217,076
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	COLT Mortgage Loan Trust:
$487,590	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	$414,565
494,460	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	408,742
142,923	Series 2021-2R, Class A1, 0.798% due 7/27/54(b)	125,968
901,340	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(c)	742,159
1,201,164	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(c)	1,015,600
1,201,369	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	1,082,836
	Commercial Mortgage Trust:
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,036,016
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(b)	2,516,845
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(b)	2,175,478
1,425,000	Series 2020-CX, Class D, 2.773% due 11/10/46(b)(c)	1,113,994
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(b)	187,630
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(b)	270,632
505,000	Series 2024-277P, Class A, 6.338% due 8/10/44(b)	527,878
	Connecticut Avenue Securities Trust:
230,000	Series 2024-R02, Class 1M2, 7.149% (SOFR30A + 1.800%) due 2/25/44(b)(c)	231,143
3,903,599	Series 2024-R05, Class 2M1, 6.349% (SOFR30A + 1.000%) due 7/25/44(b)(c)	3,904,809
	Credit Suisse Commercial Mortgage Capital Trust:
1,100,392	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	1,061,095
379,767	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	313,258
441,509	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	363,785
2,747,780	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	2,426,226
319,640	Series 2021-RPL4, Class A1, 4.068% due 12/27/60(b)(c)	321,046
1,870,470	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3, 3.544% due 11/15/48	1,843,696
1,316,047	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	681,033
	CSMC:
951,335	Series 2010-8R, Class 5A11, 5.628% due 2/26/37(b)(c)	920,321
300,256	Series 2020-NET, Class A, 2.257% due 8/15/37(b)	286,163
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(b)	170,796
146,857	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(c)	130,830
628,770	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(c)	554,394
718,510	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	612,934
1,180,824	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(c)	994,663
562,667	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(b)(c)	501,915
1,380,379	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(b)(c)	1,243,432
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$233,893	DBCG Mortgage Trust, Series 2017-BBG, Class A, 8.500% due 6/15/34(b)(c)	$233,894
2,235,000	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 7.333% (1-Month TSFR + 1.996%) due 5/15/35(b)(c)	2,203,095
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.337% due 6/10/50(c)(g)	176,033
2,188,557	Series 2020-C9, Class XA, 1.818% due 9/15/53(c)(g)	106,948
300,000	DC Trust, Series 2024-HLTN, Class A, 5.933% due 4/13/40(b)(c)	303,435
	Deephaven Residential Mortgage Trust:
93,220	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(c)	87,514
193,595	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	169,891
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(b)(c)	169,136
3,846,036	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.976% (1-Month TSFR + 0.634%) due 8/19/45(c)	2,979,433
	Ellington Financial Mortgage Trust:
78,881	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	67,277
208,652	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	173,845
801,688	Series 2021-3, Class A1, 1.241% due 9/25/66(b)(c)	662,992
628,860	Series 2022-1, Class A1, 2.206% due 1/25/67(b)(c)	545,222
323,860	Extended Stay America Trust, Series 2021-ESH, Class A, 6.531% (1-Month TSFR + 1.194%) due 7/15/38(b)(c)	322,443
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
559,069	Series 3835, Class FO, 0.000% due 4/15/41(h)	434,225
931,633	Series 4116, Class AP, 1.350% due 8/15/42	807,902
3,952,231	Series 4223, Class SB, 0.000% (SOFR30A + 5.293)% due 7/15/43(c)	2,759,385
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	910,936
627,933	Series 4447, Class IO, 5.000% due 3/15/45(g)	132,454
8,771,614	Series 4457, Class A, 2.500% due 4/15/45	8,143,964
701,795	Series 4504, Class DZ, 3.500% due 8/15/45	665,964
136,168	Series 4518, Class CZ, 3.500% due 10/15/45	125,705
9,656,453	Series 4655, Class CZ, 3.000% due 2/15/47	8,438,451
161,375	Series 4751, Class PL, 3.000% due 12/15/47	128,490
3,875,251	Series 4892, Class ES, 0.687% (SOFR30A + 6.036%) due 7/25/45(c)(g)	546,434
7,924,109	Series 4957, Class PB, 2.500% due 3/25/50	6,729,318
329,716	Series 5018, Class LW, 1.000% due 10/25/40	267,046
677,137	Series 5083, Class AI, 2.500% due 3/25/51(g)	95,487
1,447,705	Series 5092, Class WI, 2.500% due 4/25/36(g)	137,559
6,154,042	Series 5131, Class IG, 3.500% due 8/25/51(g)	1,156,490
802,655	Series 5169, Class IO, 3.000% due 9/25/51(g)	147,178
684,831	Series 5178, Class IO, 4.000% due 3/25/45(g)	118,830
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$528,627	Series 5201, Class PA, 2.500% due 3/25/52	$470,377
159,000	Series 5228, Class JL, 2.500% due 10/25/41	131,459
	Federal National Mortgage Association (FNMA), Aces:
32,503,217	Series 2020-M12, Class IO, 1.405% due 7/25/29(c)(g)	1,367,072
10,067,395	Series 2020-M15, Class X1, 1.556% due 9/25/31(c)(g)	659,011
20,684,242	Series 2020-M7, Class X2, 1.330% due 3/25/31(c)(g)	1,106,479
4,851,971	Series 2022-M4, Class A1X, 2.548% due 5/25/30(c)	4,512,400
6,905,595	Series 2022-M5, Class A1, 2.432% due 1/1/34(c)	6,415,394
	Federal National Mortgage Association (FNMA), Interest Strip:
1,146,695	Series 426, Class C38, 2.000% due 3/25/52(g)	151,063
937,872	Series 429, Class C3, 2.500% due 9/25/52(g)	148,898
961,730	Series 437, Class C8, 2.500% due 6/25/52(g)	150,329
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	438,152
106,312	Series 2011-51, Class TO, 0.000% due 6/25/41(h)	81,493
120,536	Series 2013-2, Class MA, 3.500% due 2/25/43	114,683
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	906,631
1,082,554	Series 2013-72, Class IW, 3.500% due 7/25/33(g)	82,302
551,077	Series 2014-95, Class ZC, 3.000% due 1/25/45	497,656
451,954	Series 2015-55, Class PD, 2.500% due 3/25/43	436,875
561,354	Series 2016-3, Class MI, 5.500% due 2/25/46(g)	80,087
526,699	Series 2016-43, Class GZ, 3.000% due 7/25/46	463,887
810,409	Series 2017-105, Class ZE, 3.000% due 1/25/48	643,158
717,587	Series 2017-22, Class BZ, 3.500% due 4/25/47	665,598
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,219,197
525,381	Series 2018-91, Class BE, 3.500% due 12/25/58	477,766
353,529	Series 2020-35, Class AI, 3.000% due 6/25/50(g)	59,028
652,098	Series 2020-37, Class IM, 4.000% due 6/25/50(g)	133,406
579,807	Series 2020-74, Class HI, 5.500% due 10/25/50(g)	105,685
696,577	Series 2020-77, Class HI, 4.000% due 11/25/50(g)	143,678
1,692,352	Series 2020-99, Class KI, 1.500% due 11/25/35(g)	87,155
923,354	Series 2021-3, Class NI, 2.500% due 2/25/51(g)	138,745
890,539	Series 2021-3, Class TI, 2.500% due 2/25/51(g)	145,663
10,602,798	Series 2021-4, Class GD, 1.000% due 2/25/51	8,297,488
913,311	Series 2021-95, Class GI, 3.000% due 1/25/52(g)	151,169
781,645	Series 2022-3, Class PI, 3.000% due 1/25/52(g)	102,468
8,721,046	Series 2023-36, Class IO, 2.500% due 10/25/52(g)	1,353,360
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	FMC GMSR Issuer Trust:
$4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(c)	$3,667,614
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	3,154,194
	Freddie Mac Multifamily Structured Pass-Through Certificates:
103,557,304	Series K064, Class X1, 0.730% due 3/25/27(c)(g)	1,318,740
27,420,766	Series K066, Class X1, 0.879% due 6/25/27(c)(g)	454,433
2,060,586	Series K118, Class X1, 1.048% due 9/25/30(c)(g)	95,584
63,226,265	Series K119, Class X1, 1.021% due 9/25/30(c)(g)	2,833,340
28,873,557	Series K120, Class X1, 1.128% due 10/25/30(c)(g)	1,430,194
40,985,976	Series K121, Class X1, 1.115% due 10/25/30(c)(g)	2,001,985
12,638,171	Series K122, Class X1, 0.967% due 11/25/30(c)(g)	543,419
23,831,318	Series K124, Class X1, 0.808% due 12/25/30(c)(g)	871,247
53,587,044	Series K125, Class X1, 0.672% due 1/25/31(c)(g)	1,583,240
30,561,798	Series K129, Class X1, 1.140% due 5/25/31(c)(g)	1,583,697
30,110,166	Series K130, Class X1, 1.143% due 6/25/31(c)(g)	1,690,945
55,958,424	Series K132, Class X1, 0.608% due 8/25/31(c)(g)	1,632,839
30,029,363	Series K-1519, Class X1, 0.690% due 12/25/35(c)(g)	1,367,609
6,365,000	Series K-158, Class A2, 4.050% due 7/25/33	6,233,768
1,771,559	Series K-162, Class X1, 0.570% due 12/25/33(c)(g)	56,613
2,994,960	Series K-164, Class X1, 0.470% due 5/25/34(c)(g)	78,511
686,000	Series K517, Class A2, 5.355% due 1/25/29(c)	714,286
2,351,205	Series K753, Class X1, 0.399% due 1/1/50(c)(g)	35,661
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,449,084
	Freddie Mac Seasoned Credit Risk Transfer Trust:
283,609	Series 2019-1, Class MA, 3.500% due 7/25/58	269,883
475,231	Series 2019-1, Class MT, 3.500% due 7/25/58	428,945
5,233,851	Series 2019-4, Class MV, 3.000% due 2/25/59	4,562,988
593,033	Series 2020-1, Class MT, 2.500% due 8/25/59	500,177
5,746,309	Series 2020-2, Class MT, 2.000% due 11/25/59	4,670,720
5,465,164	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,898,565
	Freddie Mac STACR REMIC Trust:
4,653,119	Series 2021-HQA2, Class M2, 7.399% (SOFR30A + 2.050%) due 12/25/33(b)(c)	4,753,105
550,000	Series 2022-DNA4, Class M1B, 8.699% (SOFR30A + 3.350%) due 5/25/42(b)(c)	577,082
245,000	Series 2022-DNA7, Class M1B, 10.349% (SOFR30A + 5.000%) due 3/25/52(b)(c)	269,825
235,000	Series 2022-HQA3, Class M1B, 8.899% (SOFR30A + 3.550%) due 8/25/42(b)(c)	248,211
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Freddie Mac Strips:
$700,665	Series 303, Class C10, 3.500% due 1/15/33(g)	$63,369
879,597	Series 375, Class C1, 2.500% due 1/25/51(g)	134,761
804,385	Series 386, Class C14, 2.500% due 3/15/52(g)	110,680
2,584,160	Series 389, Class C1, 1.500% due 5/15/37(g)	143,635
1,212,169	Series 389, Class C35, 2.000% due 6/15/52(g)	151,415
	GCAT Trust:
379,907	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	327,068
414,956	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(c)	352,738
553,233	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	470,197
776,083	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	642,327
1,113,662	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	924,528
381,140	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	349,658
	Government National Mortgage Association (GNMA):
638,841	Series 2012-116, Class IB, 4.000% due 9/16/42(g)	127,537
1,186,381	Series 2012-32, Class Z, 3.500% due 3/20/42	1,097,424
693,438	Series 2014-12, Class ZB, 3.000% due 1/16/44	630,557
594,780	Series 2014-46, Class IO, 5.000% due 3/16/44(g)	76,136
2,037,527	Series 2016-37, Class QF, 5.850% (1-Month TSFR + 0.514%) due 3/20/46(c)	1,999,429
625,000	Series 2018-37, Class BY, 3.500% due 3/20/48	561,857
445,709	Series 2019-5, Class JI, 5.000% due 7/16/44(g)	65,743
7,715,009	Series 2020-151, Class MI, 2.500% due 10/20/50(g)	1,080,101
22,656,548	Series 2020-173, Class JI, 2.000% due 11/20/50(g)	2,603,840
14,839,289	Series 2021-129, Class IO, 0.982% due 6/16/63(c)(g)	1,045,150
10,119,492	Series 2021-137, Class IQ, 3.000% due 8/20/51(g)	1,619,605
21,161,623	Series 2021-184, Class IO, 0.884% due 12/16/61(c)(g)	1,427,277
803,352	Series 2021-215, Class KA, 2.500% due 10/20/49	712,302
13,099,483	Series 2021-30, Class IB, 2.500% due 2/20/51(g)	1,777,298
16,847,233	Series 2021-35, Class IO, 1.031% due 12/16/62(c)(g)	1,268,853
18,797,376	Series 2021-52, Class IO, 0.721% due 4/16/63(c)(g)	1,020,261
14,896,129	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(c)(g)	471,643
4,194,448	Series 2021-77, Class EA, 1.000% due 7/20/50	3,211,182
13,973,677	Series 2021-77, Class IT, 2.500% due 5/20/51(g)	1,876,281
19,383,441	Series 2021-79, Class IO, 0.883% due 8/16/63(c)(g)	1,272,017
10,498,912	Series 2022-174, Class AZ, 3.500% due 5/20/51	8,753,929
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(h)	2,443,163
424,548	Series 2022-24, Class GA, 3.000% due 2/20/52	390,998
27,712,515	Series 2022-49, Class IO, 0.762% due 3/16/64(c)(g)	1,544,430
14,936,106	Series 2022-61, Class EI, 3.000% due 7/20/51(g)	2,276,655
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$7,884,410	Series 2022-64, Class IO, 2.500% due 2/20/50(g)	$881,080
30,778,806	Series 2022-80, Class IO, 0.593% due 6/16/64(c)(g)	1,439,669
28,225,561	Series 2022-82, Class IO, 0.539% due 2/16/64(c)(g)	1,271,923
24,308,471	Series 2024-29, Class AI, 0.744% due 10/16/65(c)(g)	1,517,177
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(b)(c)	1,406,461
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 7.234% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	148,025
400,000	Series 2018-TWR, Class E, 7.734% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	107,604
400,000	Series 2018-TWR, Class F, 8.434% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	63,596
400,000	Series 2018-TWR, Class G, 9.559% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	7,976
200,000	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class C, 7.001% (1-Month TSFR + 1.664)% due 10/15/36(b)(c)	195,006
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	694,864
9,881,324	Series 2017-GS7, Class XA, 1.223% due 8/10/50(c)(g)	234,901
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(c)	1,350,937
350,000	Series 2018-GS9, Class C, 4.492% due 3/10/51(c)	309,848
4,297,470	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.756% (1-Month TSFR + 0.414%) due 1/25/47(c)	3,945,737
1,664,689	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(b)	1,676,084
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% due 5/10/39(b)(c)	324,163
	Imperial Fund Mortgage Trust:
427,951	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	356,859
799,569	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	676,184
1,299,472	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(b)	1,224,058
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	1,776,994
823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(b)(c)	804,646
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(b)(c)	131,705
292,884	Series 2022-NLP, Class A, 5.933% (1-Month TSFR + 0.597%) due 4/15/37(b)(c)	281,182
	JP Morgan Mortgage Trust:
6,364,497	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,467,537
1,488,717	Series 2021-3, Class B1, 2.938% due 7/25/51(b)(c)	1,229,770
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$529,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.576% due 3/17/49	$516,282
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,042,447
	Legacy Mortgage Asset Trust:
305,524	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(b)	306,426
411,302	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(b)	414,233
207,144	Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(b)	207,173
2,598,938	Lehman XS Trust, Series 2007-4N, Class 1A3, 5.872% (1-Month TSFR + 0.594)% due 3/25/47(c)	2,217,552
	Life Mortgage Trust:
2,403,197	Series 2021-BMR, Class D, 6.851% (1-Month TSFR + 1.514%) due 3/15/38(b)(c)	2,338,195
2,400,000	Series 2022-BMR2, Class D, 7.879% (1-Month TSFR + 2.542%) due 5/15/39(b)(c)	2,237,092
6,037,853	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,763,564
360,000	MF1, Series 2024-FL15, Class A, 7.030% (1-Month TSFR + 1.688%) due 8/18/41(b)(c)	358,538
200,000	MF1 LLC, Series 2023-FL12, Class A, 7.408% (1-Month TSFR + 2.066%) due 10/19/38(b)(c)	200,026
	MFA Trust:
219,912	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(c)	204,179
304,377	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	267,311
83,888	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.252% (1-Month TSFR + 0.915%) due 4/15/38(b)(c)	83,259
	Morgan Stanley Bank of America Merrill Lynch Trust:
10,271,987	Series 2014-C19, Class XA, 1.001% due 12/15/47(c)(g)	293
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,563,596
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,375,799
1,652,000	Series 2016-C31, Class C, 4.399% due 11/15/49(c)	1,400,862
	Morgan Stanley Capital I Trust:
13,495,529	Series 2016-UB11, Class XA, 1.570% due 8/15/49(c)(g)	283,194
11,753,106	Series 2016-UB12, Class XA, 0.783% due 12/15/49(c)(g)	130,293
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	370,727
20,662,059	Series 2019-L3, Class XA, 0.728% due 11/15/52(c)(g)	547,084
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	692,692
3,420,000	Series 2021-L7, Class A4, 2.322% due 10/15/54	2,928,751
1,313,745	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 5.693% due 10/25/60(b)(c)	1,358,653
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$798,737	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.141% due 12/15/56(c)(g)	$51,318
	New Residential Mortgage Loan Trust:
283,238	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	252,558
170,799	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(c)	158,958
906,239	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	777,495
590,000	NJ Trust, Series 2023-GSP, Class A, 6.697% due 1/6/29(b)(c)	620,588
887,892	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	757,627
	OBX Trust:
582,338	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	514,907
553,544	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(c)	449,832
1,083,176	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(c)	964,205
347,866	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 9.161% (SOFR30A + 3.814%) due 11/27/31(b)(c)	349,003
1,127,615	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(b)	1,117,615
747,373	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 4.992% due 2/25/61(b)	742,973
	PRPM LLC:
289,684	Series 2021-3, Class A1, step bond to yield, 4.867% due 4/25/26(b)	287,671
547,546	Series 2021-5, Class A1, step bond to yield, 4.793% due 6/25/26(b)	543,182
433,083	Series 2021-6, Class A1, step bond to yield, 4.793% due 7/25/26(b)	429,394
2,653,224	Series 2021-7, Class A1, step bond to yield, 4.867% due 8/25/26(b)	2,635,396
490,459	Series 2021-8, Class A1, 1.743% due 9/25/26(b)(c)	484,480
1,259,897	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(b)	1,254,744
195,713	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(b)	178,783
	Rali Trust:
1,018,734	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	807,594
2,699,460	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,215,974
3,368,229	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,861,918
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	2,965,546
140,287	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	132,034
2,710,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.534% due 1/5/43(b)(c)	2,179,139
	SG Residential Mortgage Trust:
806,769	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(c)	660,959
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	3,960,774
3,490,000	SMRT, Series 2022-MINI, Class D, 7.287% (1-Month TSFR + 1.950%) due 1/15/39(b)(c)	3,385,418
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$405,856	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(c)	$370,225
	Starwood Mortgage Residential Trust:
139,087	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	128,631
672,854	Series 2021-3, Class A1, 1.127% due 6/25/56(b)(c)	574,085
874,493	Series 2021-4, Class A1, 1.162% due 8/25/56(b)(c)	764,637
847,936	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	741,696
2,185,000	STWD Trust, Series 2021-FLWR, Class D, 6.827% (1-Month TSFR + 1.490%) due 7/15/36(b)(c)	2,146,763
	Towd Point Mortgage Trust:
1,448,291	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,289,475
2,678,976	Series 2022-4, Class A1, 3.750% due 9/25/62(b)	2,554,381
323,596	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	283,809
1,105,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799% due 12/10/33(b)(c)	1,161,869
4,098,739	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.652% due 6/15/50(c)(g)	124,966
	VCAT LLC:
74,079	Series 2021-NPL2, Class A1, step bond to yield, 5.115% due 3/27/51(b)	73,893
496,912	Series 2021-NPL4, Class A1, step bond to yield, 4.868% due 8/25/51(b)	498,461
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	2,924,650
222,400	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	198,891
377,107	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(c)	320,262
955,668	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	810,934
979,998	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	838,828
1,191,442	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(b)	1,060,564
157,362	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(c)	147,429
259,232	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	235,816
841,133	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(b)	780,383
176,000	VMC Finance LLC, Series 2022-FL5, Class AS, 7.753% (SOFR30A + 2.400%) due 2/18/39(b)(c)	174,335
197,848	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 4.992% due 5/25/51(b)	197,725
385,151	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 4.893% due 2/27/51(b)	385,503
954,153	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 5.240% due 4/25/51(b)	965,444
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,329,956
8,709,442	Series 2017-C38, Class XA, 1.058% due 7/15/50(c)(g)	171,373
601,960	Series 2018-C45, Class ASB, 4.147% due 6/15/51	595,081
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$352,519	Series 2019-C50, Class A4, 3.466% due 5/15/52	$335,231
361,000	Series 2019-JWDR, Class C, 3.139% due 9/15/31(b)(c)	344,355
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	714,340
4,349,960	Series 2024-C63, Class XA, 1.215% due 8/15/57(c)(g)	336,056
	WFRBS Commercial Mortgage Trust:
193,550	Series 2014-C22, Class A5, 3.752% due 9/15/57	190,921
360,310	Series 2014-C24, Class A5, 3.607% due 11/15/47	358,946
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $441,169,257)	389,710,546
ASSET-BACKED SECURITIES – 11.7%
1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, 6.763% (3-Month TSFR + 1.462%) due 10/15/34(b)(c)	1,000,612
740,677	AASET, Series 2024-1A, Class A1, 6.261% due 5/16/49(b)	765,136
	Affirm Asset Securitization Trust:
505,000	Series 2023-A, Class 1A, 6.610% due 1/18/28(b)	506,647
405,000	Series 2024-A, Class A, 5.610% due 2/15/29(b)	408,745
2,090,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.000% due 8/17/48(b)	2,116,865
415,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.090% due 11/12/27(b)	416,478
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,468,135
	AMSR Trust:
4,000,000	Series 2020-SFR4, Class E2, 2.456% due 11/17/37(b)	3,835,053
2,392,000	Series 2024-SFR1, Class B, 4.290% due 7/17/41(b)	2,307,638
760,000	Apidos CLO XL Ltd., Series 2022-40A, Class AR, 6.551% (3-Month TSFR + 1.350%) due 7/15/37(b)(c)	759,998
1,120,000	Ares XLIII CLO Ltd., Series 2017-43A, Class BR, 7.263% (3-Month TSFR + 1.962)% due 7/15/34(b)(c)	1,120,376
572,599	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.410% due 2/17/32(b)	572,841
1,306,205	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 5.622% (1-Month TSFR + 0.344)% due 5/25/37(c)	921,648
440,000	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(b)	448,790
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	758,211
	Avis Budget Rental Car Funding AESOP LLC:
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(b)	5,791,966
470,000	Series 2023-7A, Class A, 5.900% due 8/21/28(b)	483,993
385,000	Series 2024-1A, Class A, 5.360% due 6/20/30(b)	392,544
535,000	Series 2024-3A, Class A, 5.230% due 12/20/30(b)	542,484
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Bain Capital Credit CLO Ltd.:
$1,045,000	Series 2023-4A, Class B, 7.782% (3-Month TSFR + 2.500%) due 10/21/36(b)(c)	$1,051,931
500,000	Series 2024-4A, Class D1, 0.000% (3-Month TSFR + 3.100%) due 10/23/37(b)(c)(d)	500,085
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 7.369% (3-Month TSFR + 2.100%) due 1/20/37(b)(c)	837,302
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 6.695% (3-Month TSFR + 1.412%) due 4/24/34(b)(c)	1,000,620
500,000	Battalion CLO XXI Ltd., Series 2021-21A, Class B, 7.313% (3-Month TSFR + 2.012%) due 7/15/34(b)(c)	500,111
37,243	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(b)	36,827
	BSPRT Issuer Ltd.:
507,558	Series 2021-FL6, Class A, 6.551% (1-Month TSFR + 1.214%) due 3/15/36(b)(c)	502,207
370,000	Series 2021-FL7, Class B, 7.501% (1-Month TSFR + 2.164%) due 12/15/38(b)(c)	367,527
500,000	Carlyle US CLO, Series 2024-4A, Class D, 8.526% (3-Month TSFR + 3.200%) due 7/20/37(b)(c)	502,021
500,000	CARLYLE US CLO Ltd., Series 2018-4A, Class D1R, 0.000% (3-Month TSFR + 3.100%) due 10/17/37(b)(c)(d)(i)	500,085
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,655,647
864,726	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 5.552% (1-Month TSFR + 0.274%) due 10/25/36(c)	846,699
	CBAM Ltd.:
1,495,000	Series 2017-2A, Class BR, 7.397% (3-Month TSFR + 2.112%) due 7/17/34(b)(c)	1,495,791
750,000	Series 2019-10A, Class DR, 9.044% (3-Month TSFR + 3.762%) due 4/20/32(b)(c)	750,007
4,229,044	C-BASS Trust, Series 2006-CB9, Class A4, 5.852% (1-Month TSFR + 0.574%) due 11/25/36(c)	1,903,041
	CF Hippolyta Issuer LLC:
285,227	Series 2020-1, Class A1, 1.690% due 7/15/60(b)	274,229
122,518	Series 2021-1A, Class A1, 1.530% due 3/15/61(b)	114,094
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(b)	98,753
183,701	Series 2022-1A, Class A1, 5.970% due 8/15/62(b)	183,845
601,596	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650% due 5/15/35(b)	605,329
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Clover CLO LLC:
$500,000	Series 2018-1A, Class A1RR, 6.854% (3-Month TSFR + 1.530%) due 4/20/37(b)(c)	$500,482
1,600,000	Series 2021-1A, Class A, 6.644% (3-Month TSFR + 1.362%) due 4/22/34(b)(c)	1,599,978
230,000	CNH Equipment Trust, Series 2023-A, Class A4, 4.770% due 10/15/30	231,745
1,000,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.300% due 12/26/51(b)	944,823
514,419	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(b)	519,080
463,923	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(b)	464,619
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 6.764% (3-Month TSFR + 1.482%) due 1/20/35(b)(c)	1,250,316
465,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680% due 3/15/34(b)	472,043
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.850% (1-Month TSFR + 0.594%) due 5/25/36(c)	2,546,285
1,000,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(b)	961,022
	DB Master Finance LLC:
1,581,750	Series 2019-1A, Class A23, 4.352% due 5/20/49(b)	1,533,718
324,815	Series 2021-1A, Class A23, 2.791% due 11/20/51(b)	279,088
365,000	DLLAA LLC, Series 2023-1A, Class A3, 5.640% due 2/22/28(b)	371,836
	Domino’s Pizza Master Issuer LLC:
848,663	Series 2015-1A, Class A2II, 4.474% due 10/25/45(b)	839,147
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(b)	913,795
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(b)	1,140,413
	DT Auto Owner Trust:
310,000	Series 2023-1A, Class B, 5.190% due 10/16/28(b)	309,395
375,000	Series 2023-2A, Class B, 5.410% due 2/15/29(b)	374,795
970,000	Elmwood CLO 19 Ltd., Series 2022-6A, Class BR, 7.686% (3-Month TSFR + 2.400%) due 10/17/36(b)(c)	975,903
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class B, 7.536% (3-Month TSFR + 2.250%) due 4/16/36(b)(c)	656,797
	Enterprise Fleet Financing LLC:
480,000	Series 2023-1, Class A3, 5.420% due 10/22/29(b)	487,585
200,000	Series 2024-1, Class A3, 5.160% due 9/20/30(b)	203,999
3,500,000	Series 2024-3, Class A2, 5.310% due 4/20/27(b)	3,524,092
	Exeter Automobile Receivables Trust:
315,185	Series 2021-1A, Class D, 1.080% due 11/16/26	309,342
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(b)	$871,952
201,000	Series 2023-3A, Class B, 6.110% due 9/15/27	201,490
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(b)	505,943
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 8.463% (3-Month TSFR + 3.162%) due 7/15/30(b)(c)	802,852
5,016,199	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 5.672% (1-Month TSFR + 0.394%) due 3/25/37(c)	2,601,891
1,360,011	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(b)	1,342,090
	Flagship Credit Auto Trust:
173,000	Series 2023-1, Class B, 5.050% due 1/18/28(b)	172,865
470,000	Series 2023-2, Class B, 5.210% due 5/15/28(b)	470,900
	Ford Credit Auto Lease Trust:
5,640,000	Series 2023-B, Class B, 6.200% due 2/15/27	5,739,746
5,800,000	Series 2024-B, Class A3, 4.990% due 12/15/27	5,858,308
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(b)	6,653,990
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(b)	3,499,920
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,427,265
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,464,958
404,106	FS RIALTO, Series 2021-FL2, Class A, 6.673% (1-Month TSFR + 1.334%) due 5/16/38(b)(c)	400,470
6,525	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class C, 1.080% due 6/15/26(b)	6,512
	GM Financial Consumer Automobile Receivables Trust:
2,750,000	Series 2021-1, Class C, 1.040% due 5/17/27	2,712,171
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,466,792
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,517,989
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,594,184
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,358,337
500,000	Goldentree Loan Management US CLO 12 Ltd., Series 2022-12A, Class DR, 8.223% (3-Month TSFR + 3.000%) due 7/20/37(b)(c)	498,126
750,000	Goldentree Loan Management US CLO 14 Ltd., Series 2022-14A, Class DR, 8.282% (3-Month TSFR + 3.000%) due 7/20/37(b)(c)	746,268
1,000,000	Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class DR, 9.682% (3-Month TSFR + 4.400%) due 10/20/36(b)(c)	1,019,182
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(b)	987,647
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Greystone CRE Notes Ltd.:
$785,000	Series 2019-FL2, Class C, 7.451% (1-Month TSFR + 2.114%) due 9/15/37(b)(c)	$779,113
400,000	Series 2021-FL3, Class A, 6.471% (1-Month TSFR + 1.134%) due 7/15/39(b)(c)	396,875
1,000,000	Halsey Point CLO I Ltd., Series 2019-1A, Class B1, 7.744% (3-Month TSFR + 2.462%) due 1/20/33(b)(c)	1,001,681
1,235,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940% due 2/25/28(b)	1,259,243
	Home Partners of America Trust:
1,644,361	Series 2021-1, Class D, 2.477% due 9/17/41(b)	1,416,119
751,128	Series 2021-1, Class E, 2.577% due 9/17/41(b)	636,351
865,320	Series 2021-1, Class F, 3.325% due 9/17/41(b)	722,338
3,650,911	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	3,322,329
	HPEFS Equipment Trust:
3,105,000	Series 2024-1A, Class A3, 5.180% due 5/20/31(b)	3,120,999
1,725,000	Series 2024-2A, Class B, 5.350% due 10/20/31(b)	1,753,188
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,977,203
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,459,158
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	7,004,071
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 6.292% (1-Month TSFR + 1.014%) due 9/25/35(c)	3,553,168
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 10.532% (3-Month TSFR + 5.250%) due 10/20/36(b)(c)	1,029,200
99,798	KREF Ltd., Series 2021-FL2, Class A, 6.523% (1-Month TSFR + 1.184%) due 2/15/39(b)(c)	97,769
3,350,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(b)	3,402,396
1,000,000	LCM XV LP, Series 15A, Class DR, 9.244% (3-Month TSFR + 3.962%) due 7/20/30(b)(c)	1,002,321
243,634	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(b)	241,950
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.787% (3-Month TSFR + 1.502%) due 10/17/34(b)(c)	1,000,506
7,449,305	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 3.939% (1-Month TSFR + 0.394%) due 11/25/37(c)	3,619,366
1,000,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.560% due 4/20/53(b)	1,034,786
347,036	MF1 LLC, Series 2022-FL9, Class A, 7.486% (1-Month TSFR + 2.150%) due 6/19/37(b)(c)	346,819
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	MF1 Ltd.:
$335,868	Series 2021-FL7, Class A, 6.536% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	$333,664
135,613	Series 2022-FL8, Class A, 6.686% (1-Month TSFR + 1.350%) due 2/19/37(b)(c)	134,214
845,000	Series 2022-FL8, Class AS, 7.086% (1-Month TSFR + 1.750%) due 2/19/37(b)(c)	827,836
	Navient Private Education Refi Loan Trust:
346,009	Series 2021-EA, Class A, 0.970% due 12/16/69(b)	304,555
534,872	Series 2021-FA, Class A, 1.110% due 2/18/70(b)	466,389
678,888	Series 2023-A, Class A, 5.510% due 10/15/71(b)	689,987
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 6.127% (1-Month TSFR + 0.849%) due 10/25/35(c)	3,488,260
1,050,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910% due 10/20/61(b)	959,502
925,000	Octagon 61 Ltd., Series 2023-2A, Class B, 7.632% (3-Month TSFR + 2.350%) due 4/20/36(b)(c)	928,385
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 8.813% (3-Month TSFR + 3.512%) due 10/15/34(b)(c)	586,358
962,500	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2R3, 6.778% (3-Month TSFR + 1.662%) due 2/14/31(b)(c)	963,302
995,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410% due 11/14/29(b)	1,007,886
	Pagaya AI Debt Trust:
1,499,802	Series 2022-1, Class B, 3.344% due 10/15/29(b)	1,485,859
504,410	Series 2023-3, Class A, 7.600% due 12/16/30(b)	507,017
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(b)	2,970,393
1,800,000	PMT Issuer Trust – FMSR, Series 2021-FT1, Class A, 8.393% (1-Month TSFR + 3.115%) due 3/25/26(b)(c)	1,808,246
745,000	Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550% due 7/17/28(b)	746,838
414,478	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 4.868% due 7/25/51(b)	416,176
	Pretium Mortgage Credit Partners I LLC:
462,141	Series 2021-NPL2, Class A1, step bond to yield, 4.992% due 6/27/60(b)	465,385
863,801	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(b)	871,015
	Progress Residential Trust:
2,065,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(b)	1,881,821
327,101	Series 2022-SFR3, Class A, 3.200% due 4/17/39(b)	313,797
243,301	Series 2022-SFR5, Class A, 4.451% due 6/17/39(b)	241,124
1,062,375	Series 2022-SFR6, Class A, 4.451% due 7/20/39(b)	1,052,351
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$548,783	Series 2023-SFR1, Class A, 4.300% due 3/17/40(b)	$538,446
470,000	Series 2024-SFR2, Class A, 3.300% due 4/17/41(b)	440,824
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(b)	1,022,467
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(b)	484,086
1,420,000	RR 23 Ltd., Series 2022-23A, Class A2R, 7.951% (3-Month TSFR + 2.650%) due 10/15/35(b)(c)	1,430,273
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(b)	167,608
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 6.783% (3-Month TSFR + 1.482%) due 10/15/34(b)(c)	500,324
	Santander Drive Auto Receivables Trust:
365,000	Series 2023-1, Class B, 4.980% due 2/15/28	364,476
635,000	Series 2023-3, Class B, 5.610% due 7/17/28	640,812
285,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(b)	291,774
520,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.470% due 12/20/29(b)	531,532
500,000	Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, 8.583% (3-Month TSFR + 3.282%) due 7/15/30(b)(c)	499,360
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	940,663
500,000	Sound Point CLO 40 Ltd., Series 2024-40A, Class D1, 0.000% (3-Month TSFR +
	3.100%) due 10/20/37(b)(c)(d)(i)	500,087
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 7.344% (3-Month TSFR + 2.062%) due 10/20/31(b)(c)	500,197
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(b)	600,958
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(b)	327,284
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 8.651% (1-Month TSFR + 3.314%) due 4/17/38(b)(c)	3,412,601
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.702% (1-Month TSFR + 0.424%) due 7/25/36(c)	3,032,424
	Subway Funding LLC:
500,000	Series 2024-1A, Class A23, 6.505% due 7/30/54(b)	522,163
885,000	Series 2024-1A, Class A2I, 6.028% due 7/30/54(b)	908,018
763,208	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(b)	578,414
1,713,345	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(b)	1,464,464
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(b)	988,297
5,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	5,565,543
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(b)	1,249,374
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$712,980	Texas Natural Gas Securitization Finance Corp., Series , Class , 5.102% due 4/1/35	$732,357
2,300,000	T-Mobile US Trust, Series 2024-1A, Class A, 5.050% due 9/20/29(b)	2,322,805
28,205	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480% due 8/17/26(b)	28,212
	Tricon Residential Trust:
379,649	Series 2023-SFR1, Class A, 5.100% due 7/17/40(b)	381,255
260,000	Series 2024-SFR1, Class A, 4.650% due 4/17/41(b)	258,053
279,167	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.653% (1-Month TSFR + 1.314%) due 3/15/38(b)(c)	276,793
	Upstart Pass-Through Trust:
145,657	Series 2021-ST3, Class A, 2.000% due 5/20/27(b)	142,589
211,471	Series 2021-ST4, Class A, 2.000% due 7/20/27(b)	206,061
1,000,000	Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, 9.432% (3-Month TSFR + 4.150%) due 10/20/34(b)(c)	1,004,774
670,000	VB-S1 Issuer LLC – VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(b)	677,904
1,013,262	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(b)	1,014,340
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 6.693% (3-Month TSFR + 1.392%) due 4/15/34(b)(c)	1,710,596
	Verizon Master Trust:
3,315,000	Series 2023-2, Class C, 5.380% due 4/13/28	3,312,379
3,355,000	Series 2024-1, Class C, 5.490% due 12/20/28	3,371,759
635,058	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 4.868% due 8/25/51(b)	633,100
485,192	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 4.992% due 8/25/51(b)	482,255
395,110	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 5.116% due 4/25/51(b)	397,510
244,264	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 5.240% due 3/27/51(b)	246,565
500,000	Wellfleet CLO Ltd., Series 2019-1A, Class CR, 9.094% (3-Month TSFR + 3.812%) due 7/20/32(b)(c)	500,038
	Wellfleet CLO X Ltd.:
1,326,007	Series 2019-XA, Class A1R, 6.714% (3-Month TSFR + 1.432%) due 7/20/32(b)(c)	1,326,808
1,000,000	Series 2019-XA, Class A2R, 7.294% (3-Month TSFR + 2.012%) due 7/20/32(b)(c)	1,000,238
950,600	Wendy’s Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(b)	918,298
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Westlake Automobile Receivables Trust:
$200,000	Series 2023-1A, Class B, 5.410% due 1/18/28(b)	$200,348
895,000	Series 2023-2A, Class B, 6.140% due 3/15/28(b)	902,809
5,950,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(b)	5,975,301
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(b)	918,374
330,000	World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.030% due 5/15/29	333,237
	TOTAL ASSET-BACKED SECURITIES (Cost – $238,963,321)	230,080,993
SENIOR LOANS(c) – 0.6%
65,000	1011778 B.C. Unlimited Liability Co., 6.997% (1-Month USD-SOFR + 0.175%) due 9/20/30	64,442
60,000	AAdvantage Loyalty IP Ltd., 10.294% (3-Month USD-SOFR + 0.475%) due 4/20/28	62,033
244,696	Access CIG LLC, 10.252% (3-Month USD-SOFR + 0.500%) due 8/18/28	245,562
313,767	Acrisure LLC, 8.594% (6-Month USD-SOFR + 0.325%) due 11/6/30	311,244
78,006	Acuris Finance US Inc., 9.485% (3-Month USD-SOFR + 0.400%) due 2/16/28	77,822
94,071	ADMI Corp., 9.111% (1-Month USD-SOFR + 0.375%) due 12/23/27	91,955
74,813	Air Canada, 7.847% (3-Month USD-SOFR + 0.250%) due 3/21/31	74,750
233,238	Alliant Holdings Intermediate LLC, 8.811% (1-Month USD-SOFR + 0.350%) due 11/6/30	233,860
158,343	Allied Universal Holdco LLC, 9.097% (1-Month USD-SOFR + 0.375%) due 5/12/28	157,341
250,700	Allspring Buyer LLC, due 11/1/28(j)	249,800
49,450	Altice France SA, 10.801% (3-Month USD-SOFR + 0.550%) due 8/15/28	37,479
115,000	Amazon Holdco Inc., due 7/30/31(j)	114,712
20,000	Applied Systems Inc., 10.585% (3-Month USD-SOFR + 0.525%) due 2/23/32	20,700
90,000	Apro LLC, 9.075% (1-Month USD-SOFR + 0.375%) due 7/9/31	90,000
100,000	Ardonagh Midco 3 Ltd., 8.553% (3-Month USD-SOFR + 0.375%) due 2/17/31	100,500
295,066	Ascend Learning LLC, 8.847% (1-Month USD-SOFR + 0.350%) due 12/11/28	294,376
164,588	AssuredPartners Inc., 8.747% (1-Month USD-SOFR + 0.350%) due 2/14/31	164,856
	Asurion LLC:
20,000	10.611% (1-Month USD-SOFR + 0.525%) due 1/31/28	18,651
84,572	9.597% (1-Month USD-SOFR + 0.425%) due 8/19/28	84,013
266,012	Aveanna Healthcare LLC, 8.907% (3-Month USD-SOFR + 0.375%) due 7/17/28	259,279
327,751	Bausch + Lomb Corp., 8.661% (1-Month USD-SOFR + 0.325%) due 5/10/27	322,926
124,688	BCPE Empire Holdings Inc., 9.247% (1-Month USD-SOFR + 0.400%) due 12/11/28	124,766
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
	Boxer Parent Co., Inc.:
$235,000	9.005% (3-Month USD-SOFR + 0.375%) due 7/30/31	$234,267
60,000	11.005% (3-Month USD-SOFR + 0.575%) due 7/30/32	59,150
64,675	Brand Industrial Services Inc., 9.748% (3-Month USD-SOFR + 0.450%) due 8/1/30	64,109
65,000	Broadstreet Partners Inc., 8.497% (1-Month USD-SOFR + 0.325%) due 6/13/31	64,953
132,650	Caesars Entertainment Inc., 7.997% (1-Month USD-SOFR + 0.275%) due 2/6/30	132,588
89,775	Camelot U.S. Acquisition LLC, 7.997% (1-Month USD-SOFR + 0.275%) due 1/31/31	89,775
15,000	Carnival Corp., 7.997% (1-Month USD-SOFR + 0.275%) due 10/18/28	15,011
44,888	Cengage Learning Inc., 9.538% (6-Month USD-SOFR + 0.425%) due 3/24/31	45,000
155,000	Central Parent LLC, 8.585% (3-Month USD-SOFR + 0.325%) due 7/6/29	153,489
65,000	CHG Healthcare Services Inc., 8.861% (1-Month USD-SOFR + 0.350%) due 9/29/28	65,174
49,875	Cloud Software Group Inc., due 3/30/29(j)	49,827
56,908	ClubCorp Holdings Inc., 10.596% (3-Month USD-SOFR + 0.500%) due 9/18/26	56,965
66,058	Clydesdale Acquisition Holdings Inc., 8.422% (1-Month USD-SOFR + 0.318%) due 4/13/29	65,927
7,566	Columbus McKinnon Corp., 7.835% (3-Month USD-SOFR + 0.250%) due 5/14/28	7,590
18,430	Connect Finco SARL, 8.747% (1-Month USD-SOFR + 0.350%) due 12/11/26	17,900
101,751	Cornerstone OnDemand Inc., 9.111% (1-Month USD-SOFR + 0.375%) due 10/16/28	95,977
199,500	Cotiviti Inc., 8.592% (1-Month USD-SOFR + 0.325%) due 5/1/31	199,416
59,378	CSC Holdings LLC, 7.951% (1-Month USD-SOFR + 0.250%) due 4/15/27	49,907
34,533	Cyxtera DC Holdings Inc., 0.000% (3-Month USD-SOFR + 0.300%) due 5/1/24(d)	35
66,775	DCert Buyer Inc., 9.247% (1-Month USD-SOFR + 0.400%) due 10/16/26	65,336
34,068	DIRECTV Financing LLC, 10.361% (1-Month USD-SOFR + 0.500%) due 8/2/27	34,231
	Dynasty Acquisition Co., Inc.:
248,153	8.747% (1-Month USD-SOFR + 0.350%) due 8/24/28	248,942
59,847	EAB Global Inc., 0.000% (1-Month USD-SOFR + 0.350%) due 8/16/28	59,623
74,656	Eagle Parent Corp., 9.585% (3-Month USD-SOFR + 0.425%) due 4/2/29	70,562
50,000	Edelman Financial Engines Center LLC, 10.497% (1-Month USD-SOFR + 0.525%) due 10/6/28	49,712
60,000	Edgewater Generation LLC, 9.497% (1-Month USD-SOFR + 0.425%) due 8/1/30	60,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
	EG Group Ltd.:
$19,433	9.842% (3-Month USD-SOFR + 0.425%) due 3/31/26	$19,384
64,674	11.238% (3-Month USD-SOFR + 0.550%) due 2/7/28	64,459
65,000	EMRLD Borrower LP, 7.557% (3-Month USD-SOFR + 0.250%) due 8/4/31	64,954
323,812	Fertitta Entertainment LLC, 9.087% (1-Month USD-SOFR + 0.375%) due 1/27/29	323,055
105,000	Frontier Communications Holdings LLC, 8.763% (6-Month USD-SOFR + 0.350%) due 7/1/31	105,000
257,359	Gainwell Acquisition Corp., 9.435% (3-Month USD-SOFR + 0.400%) due 10/1/27	232,802
179,086	Garda World Security Corp., 8.832% (1-Month USD-SOFR + 0.350%) due 2/1/29	179,131
40,000	GBT Group Services BV, 8.279% (3-Month USD-SOFR + 0.300%) due 7/25/31	40,000
60,000	Gogo Intermediate Holdings LLC, 9.111% (1-Month USD-SOFR + 0.375%) due 4/30/28	59,603
106,173	Great Outdoors Group LLC, 9.111% (1-Month USD-SOFR + 0.375%) due 3/6/28	106,128
24,000	Greystone Select Financial LLC, 10.541% (3-Month USD-SOFR + 0.500%) due 6/16/28	23,820
28,765	Grifols Worldwide Operations Ltd., 7.402% (3-Month USD-SOFR + 0.200%) due 11/15/27	28,251
45,000	GTCR Everest Borrower LLC, due 6/3/31(j)	44,700
25,000	Hamilton Projects Acquiror LLC, 8.997% (1-Month USD-SOFR + 0.375%) due 5/31/31	25,178
65,000	Harbor Freight Tools USA Inc., 7.687% (1-Month USD-SOFR + 0.250%) due 6/11/31	64,069
69,645	Hexion Holdings Corp., 9.771% (3-Month USD-SOFR + 0.450%) due 3/15/29	69,234
155,000	HighTower Holding LLC, 8.748% (3-Month USD-SOFR + 0.350%) due 4/21/28	155,194
148,784	Hunter Douglas Holding BV, 8.571% (3-Month USD-SOFR + 0.350%) due 2/26/29(d)	147,668
220,000	Husky Injection Molding Systems Ltd., 10.326% (6-Month USD-SOFR + 0.500%) due 2/15/29	218,502
119,700	Ineos Quattro Holdings UK Ltd., 9.597% (1-Month USD-SOFR + 0.425%) due 4/2/29	119,850
249,338	Ineos US Finance LLC, 8.997% (1-Month USD-SOFR + 0.375%) due 2/7/31	249,400
40,000	Kronos Acquisition Holdings Inc., 9.314% (3-Month USD-SOFR + 0.400%) due 7/8/31	39,483
260,000	LBM Acquisition LLC, 9.140% (1-Month USD-SOFR + 0.375%) due 6/6/31	252,052
85,000	LC Ahab US Bidco LLC, 8.844% (1-Month USD-SOFR + 0.350%) due 5/1/31	85,212
246,026	LifePoint Health Inc., 10.316% (3-Month USD-SOFR + 0.475%) due 11/16/28	246,735
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
$80,000	Lightning Power LLC, 8.346% (3-Month USD-SOFR + 0.325%) due 8/18/31	$80,250
24,549	Lions Gate Capital Holdings LLC, 7.597% (1-Month USD-SOFR + 0.225%) due 3/24/25	24,498
59,800	Mavis Tire Express Services Topco Corp., 8.747% (1-Month USD-SOFR + 0.350%) due 5/4/28	59,831
87,871	McAfee Corp., 8.592% (1-Month USD-SOFR + 0.325%) due 3/1/29	87,527
70,000	Medline Borrower LP, 7.497% (1-Month USD-SOFR + 0.225%) due 10/23/28	70,052
	Mitchell International Inc.:
255,000	8.594% (1-Month USD-SOFR + 0.325%) due 6/17/31	252,524
55,000	10.497% (1-Month USD-SOFR + 0.525%) due 6/17/32	54,141
124,575	Motion Acquisition Ltd., 8.835% (3-Month USD-SOFR + 0.350%) due 11/12/29(d)	122,862
65,163	NEP Group Inc., 8.611% (1-Month USD-SOFR + 0.150%) due 8/19/26	61,207
145,000	Olympus Water US Holding Corp., 8.847% (3-Month USD-SOFR + 0.350%) due 6/20/31	145,342
	OneDigital Borrower LLC:
175,000	8.497% (1-Month USD-SOFR + 0.325%) due 7/2/31	174,125
60,000	10.497% (1-Month USD-SOFR + 0.525%) due 7/2/32	59,450
79,600	Ontario Gaming GTA LP, 9.585% (3-Month USD-SOFR + 0.425%) due 8/1/30	79,571
326,667	Osmosis Buyer Ltd., 8.843% (1-Month USD-SOFR + 0.350%) due 7/31/28	326,974
85,000	OVG Business Services LLC, 8.247% (1-Month USD-SOFR + 0.300%) due 6/25/31	84,841
149,625	Pacific Dental Services LLC, 8.592% (1-Month USD-SOFR + 0.325%) due 3/15/31	150,053
72,750	PetSmart LLC, 9.097% (1-Month USD-SOFR + 0.375%) due 2/11/28	72,204
83,419	Polaris Newco LLC, 9.514% (3-Month USD-SOFR + 0.400%) due 6/2/28	82,721
74,348	Pregis TopCo LLC, 9.247% (1-Month USD-SOFR + 0.400%) due 7/31/26	74,395
	Pretium PKG Holdings Inc.:
49,159	7.748% (3-Month USD-SOFR + 0.250%) due 10/2/28	49,650
73,102	8.445% (3-Month USD-SOFR + 0.320%) due 10/2/28	60,163
65,087	Radiology Partners Inc., 8.883% (3-Month USD-SOFR + 0.350%) due 1/31/29	61,792
80,000	Resideo Funding Inc., 7.301% (3-Month USD-SOFR + 0.200%) due 6/13/31	80,000
125,000	Sedgwick Claims Management Services Inc., 8.252% (3-Month USD-SOFR + 0.300%) due 7/31/31	125,104
60,000	Six Flags Entertainment Corp., 7.342% (1-Month USD-SOFR + 0.200%) due 5/1/31	60,075
35,875	SkyMiles IP Ltd., 9.032% (3-Month USD-SOFR + 0.375%) due 10/20/27	36,624
155,000	Sotera Health Holdings LLC, 8.497% (1-Month USD-SOFR + 0.325%) due 5/30/31	154,806
59,850	Station Casinos LLC, 7.497% (1-Month USD-SOFR + 0.225%) due 3/14/31	59,804
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
$73,890	Stubhub Holdco Sub LLC, 9.997% (1-Month USD-SOFR + 0.475%) due 3/15/30	$73,551
26,664	SWF Holdings I Corp., 9.361% (1-Month USD-SOFR + 0.400%) due 10/6/28	20,013
48,500	Tecta America Corp., 9.361% (1-Month USD-SOFR + 0.400%) due 4/10/28	48,621
130,950	Triton Water Holdings Inc., 8.846% (3-Month USD-SOFR + 0.325%) due 3/31/28	130,861
199,500	United AirLines Inc., 8.033% (3-Month USD-SOFR + 0.275%) due 2/22/31	199,811
36,794	Upbound Group Inc., 8.002% (3-Month USD-SOFR + 0.275%) due 2/17/28	36,633
58,188	Vestis Corp., 7.371% (3-Month USD-SOFR + 0.225%) due 2/22/31	57,897
85,000	Vizient Inc., 7.247% (1-Month USD-SOFR + 0.200%) due 8/1/31	85,160
135,000	Wand Newco 3 Inc., 8.497% (1-Month USD-SOFR + 0.325%) due 1/30/31	135,112
30,000	WaterBridge Midstream Operating LLC, 10.089% (3-Month USD-SOFR + 0.475%) due 6/27/29	29,805
164,588	WestJet Loyalty LP, 9.082% (3-Month USD-SOFR + 0.375%) due 2/14/31	163,730
65,000	White Cap Supply Holdings LLC, 0.000% (1-Month USD-SOFR+ 0.225%) due 10/19/29	64,563
35,000	Zayo Group Holdings Inc., 8.361% (1-Month USD-SOFR + 0.300%) due 3/9/27	32,251
20,000	Ziggo Financing Partnership, 7.951% (1-Month USD-SOFR + 0.250%) due 4/30/28	19,700
	TOTAL SENIOR LOANS (Cost – $12,148,531)	12,069,191
SOVEREIGN BONDS – 0.5%
Bermuda – 0.1%
	Bermuda Government International Bond:
890,000	2.375% due 8/20/30	777,059
800,000	5.000% due 7/15/32	796,240
	Total Bermuda	1,573,299
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	124,900
Guatemala – 0.0%
200,000	Guatemala Government Bond, 4.375% due 6/5/27	193,864
Hungary – 0.1%
	Hungary Government International Bond:
360,000	6.125% due 5/22/28(b)	373,295
635,000	5.500% due 3/26/36(b)	639,127
	Total Hungary	1,012,422
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Israel – 0.0%
	Israel Government International Bond:
$200,000	6.500% due 11/6/31	$213,000
280,000	5.750% due 3/12/54	268,800
	Total Israel	481,800
Mexico – 0.2%
	Mexico Government International Bond:
410,000	3.500% due 2/12/34	344,879
245,000	6.350% due 2/9/35	254,489
1,775,000	6.000% due 5/7/36	1,787,712
500,000	6.338% due 5/4/53	489,650
400,000	6.400% due 5/7/54	395,248
	Total Mexico	3,271,978
Panama – 0.0%
	Panama Government International Bond:
200,000	3.875% due 3/17/28	188,615
200,000	6.875% due 1/31/36	204,749
300,000	3.870% due 7/23/60	182,136
	Total Panama	575,500
Peru – 0.0%
	Peruvian Government International Bond:
135,000	3.000% due 1/15/34	114,196
295,000	5.375% due 2/8/35	298,873
	Total Peru	413,069
Philippines – 0.0%
315,000	Philippine Government International Bond, 4.750% due 3/5/35(i)	313,425
Romania – 0.1%
	Romanian Government International Bond:
1,260,000	5.875% due 1/30/29(b)	1,283,663
1,228,000	3.000% due 2/14/31	1,055,800
	Total Romania	2,339,463
Saudi Arabia – 0.0%
210,000	Saudi Government International Bond, 5.750% due 1/16/54(b)	214,950
South Africa – 0.0%
200,000	Republic of South Africa Government International Bond, 4.300% due 10/12/28	190,310
	TOTAL SOVEREIGN BONDS (Cost – $11,034,207)	10,704,980
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California – 0.0%
$20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	$22,760
360,000	AA-	State of California, GO, 7.300% due 10/1/39	431,555
		Total California	454,315
Massachusetts – 0.0%
287,107	Aa1(k)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	283,278
New York – 0.1%
680,000	A-	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	761,870
810,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	791,906
		Total New York	1,553,776
Texas – 0.0%
60,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	55,668
		TOTAL MUNICIPAL BONDS (Cost – $2,720,645)	2,347,037
Shares/Units
OPEN-END FUND – 1.6%
317,137	iShares 20+ Year Treasury Bond (Cost – $28,475,541)	30,600,549
EXCHANGE TRADED FUND (ETF) – 0.5%
99,197	iShares Core U.S. Aggregate Bond (Cost – $10,001,041)	9,944,499
COMMON STOCKS – 0.0%
INDUSTRIAL – 0.0%
Metals & Mining – 0.0%
1,907	Flame Aggregator LLC*(d)	11,556
	Total Metals & Mining	11,556
	TOTAL INDUSTRIAL	11,556
	TOTAL COMMON STOCKS (Cost – $3,913)	11,556
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,114,657,114)	2,003,393,814
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 3.3%
TIME DEPOSITS – 3.3%
73EUR	Citibank – London, 2.570% due 9/2/24	$81
$14,918,270	Citibank – New York, 4.680% due 9/3/24	14,918,270
40,018,116	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	40,018,116
259	Skandinaviska Enskilda Banken AB – Stockholm, 4.680% due 9/3/24	259
9,312,980	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/3/24	9,312,980
	TOTAL TIME DEPOSITS (Cost – $64,249,706)	64,249,706
	TOTAL INVESTMENTS – 105.3% (Cost – $2,178,906,820)	2,067,643,520
	Liabilities in Excess of Other Assets – (5.3)%	(104,620,809)
	TOTAL NET ASSETS – 100.0%	$1,963,022,711

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*
Non-income producing security.

(a)
This security is traded on a TBA basis (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $384,523,277 and represents 19.59% of net assets.

(c)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $2,366,750 and represents 0.12% of net assets.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(g)
Interest only security.

(h)
Principal only security.

(i)
When-Issued or delayed delivery security.

(j)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)
Rating by Moody’s Investors Service. All ratings are unaudited.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	$220,781	$143,907	0.01%
Abbreviations used in this schedule:
CBT
   —   Chicago Board of Trade

CLO
   —   Collateralized Loan Obligation

CMT
   —   Constant Maturity Treasury Index

GO
   —   General Obligation

LLC
   —   Limited Liability Company

LP
   —   Limited Partnership

PLC
   —    Public Limited Company

REMICS
   —   Real Estate Mortgage Investment Conduit

SARL
   —   Société à Responsabilité Limitée

SOFR
   —   Secured Overnight Financing Rate

STRIPS
   —   Separate Trading of Registered Interest and Principals

TSFR
   —   CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	24.6%
U.S. Government Obligations	20.1
Corporate Bonds & Notes	19.0
Collateralized Mortgage Obligations	18.8
Asset-Backed Securities	11.1
Open-End Fund	1.5
Senior Loans	0.6
Sovereign Bonds	0.5
Exchange Traded Fund (ETF)	0.5
Municipal Bonds	0.1
Common Stocks	0.0*
Short-Term Investments	3.2
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (continued)

At August 31, 2024, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10 Year Note (CBT)	310	12/24	$35,470,132	$35,204,375	$(265,757)
U.S. 2 Year Note (CBT)	144	12/24	29,923,281	29,886,750	(36,531)
					$(302,288)
Contracts to Sell:
U.S. 10 Year Ultra	49	12/24	$(5,803,703)	$5,754,437	$49,265
U.S. 5 Year Note (CBT)	23	12/24	(2,524,922)	2,516,164	8,758
U.S. Long Bond (CBT)	69	12/24	(8,625,791)	8,495,625	130,166
					$188,189
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(114,099)
At August 31, 2024, Destinations Core Fixed Income Fund had deposited cash of  $67,015 with a broker or brokers as margin collateral on open exchange traded futures contracts.
At August 31, 2024, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1D SOFR	3.590%	9/20/53	USD 2,765,000	$(50,086)	$11,920	$(62,006)
Receive	1D SOFR	3.873%	6/12/35	USD 1,225,000	(50,511)	—	(50,511)
Receive	1D SOFR	3.672%	6/12/35	USD 905,000	(22,339)	—	(22,339)
Receive	1D SOFR	3.657%	6/12/35	USD 910,000	(21,378)	(59)	(21,319)
Receive	1D SOFR	3.743%	6/12/35	USD 615,000	(18,792)	—	(18,792)
Receive	1D SOFR	3.878%	6/12/35	USD 405,000	(16,866)	—	(16,866)
Receive	1D SOFR	3.647%	6/12/35	USD 505,000	(11,428)	—	(11,428)
Receive	1D SOFR	3.655%	6/12/35	USD 455,000	(10,596)	—	(10,596)
Receive	1D SOFR	3.250%	6/21/53	USD 960,000	30,871	(10,562)	41,433
Receive	1D SOFR	2.880%	3/15/53	USD 990,000	106,016	11,594	94,422
Receive	1D SOFR	2.970%	3/15/53	USD 3,065,000	277,108	9,928	267,180
					$211,999	$22,821	$189,178
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments
Face Amounts	Security	Value
	Federal National Mortgage Association:
$850,000	2.000% due 9/1/39(a) (Proceeds – $765,365)	$(769,124)
1,550,000	3.000% due 9/1/39(a) (Proceeds – $1,469,654)	(1,471,573)
600,000	4.500% due 9/1/39(a) (Proceeds – $596,531)	(598,885)
675,000	3.500% due 9/1/43(a) (Proceeds – $651,929)	(654,710)
6,561,000	2.500% due 9/1/54(a) (Proceeds – $5,591,912)	(5,594,411)
2,120,000	4.000% due 9/1/54(a) (Proceeds – $1,996,195)	(2,011,588)
9,406,000	4.500% due 9/1/54(a) (Proceeds – $9,146,600)	(9,149,610)
7,810,000	5.000% due 9/1/54(a) (Proceeds – $7,761,142)	(7,753,784)
9,005,000	5.000% due 10/1/54(a) (Proceeds – $8,958,331)	(8,941,590)
	Government National Mortgage Association:
3,805,000	3.000% due 9/1/54(a) (Proceeds – $3,444,120)	(3,445,088)
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $40,381,779)	$(40,390,363)

(a)
This security is traded on a TBA basis (See Note 5).

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 31.3%
Basic Materials – 2.9%
$200,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	$200,424
200,000	Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	196,595
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(b)	198,697
250,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	245,404
	Glencore Funding LLC, Company Guaranteed Notes:
60,000	4.000% due 4/16/25(b)	59,528
212,000	1.625% due 9/1/25(b)	205,131
220,000	6.430% (SOFRRATE + 1.060%) due 4/4/27(a)(b)	220,218
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	208,099
200,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	199,073
3,898,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(b)	3,956,782
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	199,112
200,000	Nexa Resources SA, Company Guaranteed Notes, 6.500% due 1/18/28	207,004
57,000	Sherwin-Williams Co., Senior Unsecured Notes, 4.550% due 3/1/28	57,204
100,000	Southern Copper Corp., Senior Unsecured Notes, 3.875% due 4/23/25	99,008
250,000	Suzano International Finance BV, Company Guaranteed Notes, 4.000% due 1/14/25	248,403
4,953,621	TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(b)	5,005,684
	Total Basic Materials	11,506,366
Communications – 4.8%
200,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	198,824
6,811,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(b)(c)	6,232,065
2,414,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	2,394,384
270,000	Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	270,960
3,233,000	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(b)	3,229,910
2,126,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(b)	2,117,989
	Go North Group AB:
2,308,965	Senior Secured Notes, 11.124% (SOFRRATE + 5.762%) due 2/9/26(a)	1,985,710
1,707,880SEK	Senior Unsecured Notes, 15.000% due 2/2/28(d)	—
	Uber Technologies Inc., Company Guaranteed Notes:
1,764,000	8.000% due 11/1/26(b)	1,769,987
736,000	7.500% due 9/15/27(b)	750,692
	Total Communications	18,950,521
Consumer Cyclical – 5.1%
1,018,000	Delta Air Lines Inc., Senior Unsecured Notes, 2.900% due 10/28/24	1,012,477
259,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	256,892
289,000	Ford Motor Co., Senior Unsecured Notes, 4.346% due 12/8/26	285,431
2,628,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.063% due 11/1/24	2,620,116
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	General Motors Financial Co., Inc.:
	Company Guaranteed Notes:
$397,000	3.500% due 11/7/24	$395,406
278,000	5.250% due 3/1/26	279,236
1,704,000	Senior Unsecured Notes, 1.200% due 10/15/24	1,695,221
242,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	243,492
131,000	Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	131,743
659,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 12.122% (3-Month EURIBOR + 8.400%) due 12/29/26(a)	741,240
4,150,000	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(b)	4,177,236
3,877,000	Tapestry Inc., Senior Unsecured Notes, 7.050% due 11/27/25	3,948,866
4,032,000	Universal Entertainment Corp., Senior Secured Notes, step bond to yield, 8.750% due 12/11/24(b)	4,369,680
	Total Consumer Cyclical	20,157,036
Consumer Non-cyclical – 6.6%
172,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	150,792
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	190,109
6,150,000NOK	Aider Konsern AS, Senior Secured Notes, 8.890% (3-Month NIBOR + 4.150%) due 9/5/28(a)	584,278
263,000	Amgen Inc., Senior Unsecured Notes, 5.507% due 3/2/26	263,041
155,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.856% (SOFRRATE + 0.490%) due 2/20/26(a)	155,602
98,000	Campbell Soup Co., Senior Unsecured Notes, 5.200% due 3/19/27	100,048
13,681,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	9,576,700
1,978,000	Chegg Inc., Senior Unsecured Notes, 0.125% due 3/15/25	1,893,935
140,000	Elevance Health Inc., Senior Unsecured Notes, 5.150% due 6/15/29	144,099
	Equifax Inc., Senior Unsecured Notes:
2,471,000	2.600% due 12/1/24	2,453,479
131,000	4.800% due 9/15/29	131,600
	GE HealthCare Technologies Inc.:
1,266,000	Company Guaranteed Notes, 5.550% due 11/15/24	1,265,671
287,000	Senior Unsecured Notes, 4.800% due 8/14/29	289,313
253,000	HCA Inc., Company Guaranteed Notes, 5.375% due 2/1/25	252,660
1,250,000SEK	Heart Bidco AB, Senior Secured Notes, 8.774% (3-Month SEK-STIBOR + 5.250%) due 5/8/29(a)(c)	123,583
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company
	Guaranteed Notes:
100,000	2.500% due 1/15/27	94,945
100,000	3.000% due 2/2/29	92,390
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$144,000	Kroger Co., Senior Unsecured Notes, 4.600% due 8/15/27	$144,371
8,497,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(d)	7,222,450
200,000	Minerva Luxembourg SA, Company Guaranteed Notes, 5.875% due 1/19/28	198,044
200,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	201,026
148,915	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	148,393
131,000	Quanta Services Inc., Senior Unsecured Notes, 4.750% due 8/9/27	131,586
268,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	265,385
	Total Consumer Non-cyclical	26,073,500
Energy – 2.2%
27,000	6297782 LLC, Company Guaranteed Notes, 4.911% due 9/1/27(b)	27,057
250,000	Adaro Indonesia PT, Company Guaranteed Notes, 4.250% due 10/31/24	249,355
191,666	AL Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	189,213
2,195,000	CITGO Petroleum Corp., Senior Secured Notes, 7.000% due 6/15/25(b)	2,196,326
200,000	Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	200,672
250,000	Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	249,424
250,000	Enbridge Inc., Company Guaranteed Notes, 5.900% due 11/15/26	257,003
256,000	Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	263,556
117,680	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	117,132
165,630	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	157,361
3,600,000	HMH Holding BV, Senior Secured Notes, 9.875% due 11/16/26	3,720,600
200,000	Medco Oak Tree Pte Ltd., Senior Secured Notes, 7.375% due 5/14/26	202,342
121,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.200% due 8/1/29	122,698
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	191,224
200,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	190,438
200,000	Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	208,874
131,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	131,966
	Total Energy	8,675,241
Financial – 4.3%
287,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 1.650% due 10/29/24	285,152
265,000	American Express Co., Senior Unsecured Notes, 6.365% (SOFRRATE + 1.000%) due 2/16/28(a)	266,047
	Athene Global Funding:
77,000	Secured Notes, 1.716% due 1/7/25(b)	75,997
350,000	Senior Secured Notes, 6.216% (SOFRRATE + 0.850%) due 5/8/26(a)(b)	349,281
301,000	Aviation Capital Group LLC, Senior Unsecured Notes, 1.950% due 1/30/26(b)	288,041
314,000	Avolon Holdings Funding Ltd., Senior Unsecured Notes, 2.125% due 2/21/26(b)	300,257
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	197,919
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Banco BTG Pactual SA, Senior Unsecured Notes, 4.500% due 1/10/25	$198,408
	Banco Continental SAECA, Senior Unsecured Notes:
150,000	2.750% due 12/10/25(b)	144,976
150,000	2.750% due 12/10/25	144,976
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	199,954
	Banco de Credito del Peru SA, Subordinated Notes:
250,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	243,100
100,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	94,348
300,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.375% due 4/11/27	293,732
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)	293,310
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(a)	294,791
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	182,246
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)	209,577
200,000	Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(a)	197,847
200,000	Bank Negara Indonesia Persero Tbk PT, Subordinated Notes, 3.750% due 3/30/26	193,918
241,000	Bank of Montreal, Senior Unsecured Notes, 1.500% due 1/10/25	237,802
221,000	Bank of Nova Scotia, Senior Unsecured Notes, 4.750% due 2/2/26	221,541
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	198,461
200,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	190,077
220,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.999% (SOFRRATE + 0.630%) due 9/12/25(a)(b)	220,508
345,000	Crown Castle Inc., Senior Unsecured Notes, 4.900% due 9/1/29	347,968
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	191,280
1,470,955	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield,10.500% due 1/15/28(b)	1,506,037
200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300%) due 4/16/29(a)	192,200
167,000	Goldman Sachs Bank USA, Senior Unsecured Notes, 6.140% (SOFRRATE + 0.770%) due 3/18/27(a)	167,701
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
864,000	6.250% due 5/15/26	859,043
1,927,000	5.250% due 5/15/27	1,862,249
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$300,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	$301,048
260,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	249,707
5,656	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	5,394
	JPMorgan Chase & Co., Senior Unsecured Notes:
239,000	3.900% due 7/15/25	237,416
233,000	6.289% (SOFRRATE + 0.920%) due 4/22/28(a)	233,402
245,000	Morgan Stanley, Senior Unsecured Notes, 3.875% due 1/27/26	242,382
200,000	Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(b)	207,250
7,500,000SEK	Novedo Holding AB, Senior Secured Notes, 9.885% (3-Month SEK-STIBOR + 6.500%) due 11/26/24(a)	723,233
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	193,658
138,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 5.812% (SOFRRATE + 1.322%) due 6/12/26(a)	138,669
25,000,000SEK	Stockwik Forvaltning AB, Senior Secured Notes, 11.723% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(a)	2,459,479
266,000	Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(a)	263,597
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(a)	188,349
170,000	US Bancorp, Senior Unsecured Notes, 5.100% (SOFRRATE + 1.250%) due 7/23/30(a)	173,064
287,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(b)	283,315
	Wells Fargo & Co., Senior Unsecured Notes:
272,000	2.406% (3-Month TSFR + 1.087%) due 10/30/25(a)	270,572
199,000	6.439% (SOFRRATE + 1.070%) due 4/22/28(a)	199,682
266,000	Welltower OP LLC, Company Guaranteed Notes, 4.000% due 6/1/25	263,645
	Total Financial	17,282,606
Healthcare – 1.1%
5,648,632	ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26(c)(d)	4,250,596
Industrial – 1.3%
65,000	AGCO Corp., Company Guaranteed Notes, 5.450% due 3/21/27	65,998
143,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	143,515
253,472	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	196,491
273,000	Boeing Co., Senior Unsecured Notes, 4.875% due 5/1/25	271,866
281,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	278,203
294,000	Carlisle Cos., Inc., Senior Unsecured Notes, 3.500% due 12/1/24	292,457
200,000	Cemex SAB de CV, Company Guaranteed Notes, 5.450% due 11/19/29	200,808
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$2,434,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(b)	$1,899,554
252,875	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	254,140
596,000	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 4/15/27(b)	616,222
157,660	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	153,613
246,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.400% due 7/1/27(b)	244,486
272,000	Ryder System Inc., Senior Unsecured Notes, 5.250% due 6/1/28	277,666
240,000	Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26(b)	243,106
	Total Industrial	5,138,125
Technology – 2.3%
2,846,000EUR	Azerion Group NV, Senior Secured Notes, 10.461% (3-Month EURIBOR + 6.750%) due 10/2/26(a)	3,201,168
	Broadcom Inc., Company Guaranteed Notes:
2,223,000	3.625% due 10/15/24	2,217,727
231,000	3.150% due 11/15/25	226,715
15,590,000SEK	Cabonline Group Holding AB, Senior Secured Notes, 14.000% due 3/19/26	1,545,120
332,000	Fiserv Inc., Senior Unsecured Notes, 4.750% due 3/15/30	335,645
15,097,904SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(e)	985,311
102,000	Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	101,191
261,000	Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	264,466
266,000	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	269,638
	Total Technology	9,146,981
Utilities – 0.7%
200,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.000% due 8/3/26	194,056
63,000	Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	63,451
289,000	American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	296,083
296,429	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	239,366
200,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.750% due 2/23/27	197,235
86,900	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	77,935
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.250% due 7/18/29	181,540
101,000	Essential Utilities Inc., Senior Unsecured Notes, 4.800% due 8/15/27	101,677
140,000	Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	143,719
152,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	137,555
241,937	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	240,940
219,000	NiSource Inc., Senior Unsecured Notes, 5.200% due 7/1/29	224,234
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Pacific Gas & Electric Co., 1st Mortgage Notes:
$150,000	4.950% due 6/8/25	$149,553
142,000	2.100% due 8/1/27	131,980
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	196,836
	Total Utilities	2,576,160
	TOTAL CORPORATE BONDS & NOTES (Cost – $130,512,004)	123,757,132
ASSET-BACKED SECURITIES – 11.4%
76,488	AccessLex Institute, Series 2007-A, Class A3, 5.633% (3-Month TSFR + 0.562%) due 5/25/36(a)	75,450
608,642	Accredited Mortgage Loan Trust, Series 2005-1, Class M4, 5.446% (1-Month TSFR + 1.269%) due 4/25/35(a)	608,865
	ACHV ABS Trust:
250,000	Series 2023-3PL, Class C, 7.350% due 8/19/30(b)	252,638
550,000	Series 2023-4CP, Class C, 7.710% due 11/25/30(b)	557,504
	ACREC Ltd.:
144,531	Series 2021-FL1, Class A, 6.603% (1-Month TSFR + 1.264%) due 10/16/36(a)(b)	143,167
350,000	Series 2021-FL1, Class AS, 6.953% (1-Month TSFR + 1.614%) due 10/16/36(a)(b)	346,892
	Affirm Asset Securitization Trust:
500,000	Series 2023-A, Class 1A, 6.610% due 1/18/28(b)	501,630
162,046	Series 2023-X1, Class A, 7.110% due 11/15/28(b)	162,617
275,000	Series 2024-A, Class A, 5.610% due 2/15/29(b)	277,543
	American Credit Acceptance Receivables Trust:
385,215	Series 2024-2, Class A, 5.900% due 2/12/27(b)	385,846
250,000	Series 2024-3, Class A, 5.760% due 11/12/27(b)	250,448
172,563	APL Finance DAC, Series 2023-1A, Class A, 7.000% due 7/21/31(b)	173,527
16,738	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(b)	15,729
315,648	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 6.521% (1- Month TSFR + 1.184%) due 8/15/34(a)(b)	314,465
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	505,474
206,906	BDS Ltd., Series 2021-FL10, Class A, 6.806% (1-Month TSFR + 1.464%) due 12/16/36(a)(b)	205,907
250,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.540% due 2/16/27	250,288
256,273	BRSP Ltd., Series 2021-FL1, Class A, 6.606% (1-Month TSFR + 1.264%) due 8/19/38(a)(b)	254,315
	BSPRT Issuer Ltd.:
126,398	Series 2021-FL6, Class A, 6.551% (1-Month TSFR + 1.214%) due 3/15/36(a)(b)	125,066
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$330,699	Series 2021-FL7, Class A, 6.771% (1-Month TSFR + 1.434%) due 12/15/38(a)(b)	$327,962
333,542	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(b)	309,069
1,000,000	Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 6.621% (3-Month TSFR + 1.320%) due 4/15/35(a)(b)	1,001,744
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 6.962% (3-Month TSFR + 1.680%) due 4/20/37(a)(b)	501,588
	Carvana Auto Receivables Trust:
275,336	Series 2023-P5, Class A2, 5.770% due 4/12/27(b)	275,776
413,567	Series 2024-N1, Class A2, 5.760% due 4/12/27(b)	414,177
150,297	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.090% due 10/15/26(b)	150,710
130,241	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(b)	113,954
159,089	CPS Auto Receivables Trust, Series 2024-A, Class A, 5.710% due 9/15/27(b)	159,682
500,000	CQS US CLO Ltd., Series 2021-1A, Class A, 6.764% (3-Month TSFR + 1.482%) due 1/20/35(a)(b)	500,126
	DataBank Issuer:
500,000	Series 2021-1A, Class A2, 2.060% due 2/27/51(b)	471,488
500,000	Series 2023-1A, Class A2, 5.116% due 2/25/53(b)	491,947
470,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(b)	457,910
164,533	Drive Auto Receivables Trust, Series 2021-3, Class C, 1.470% due 1/15/27	163,006
114,236	Exeter Automobile Receivables Trust, Series 2023-5A, Class A2, 6.200% due 4/15/26	114,288
983,207	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 7.257% (1-Month TSFR + 1.914%) due 7/25/33(a)	970,393
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.701% (3-Month TSFR + 1.400%) due 4/14/35(a)(b)	1,000,484
181,861	FS Rialto, Series 2021-FL3, Class A, 6.703% (1-Month TSFR + 1.364%) due 11/16/36(a)(b)	180,723
317,512	FS RIALTO, Series 2021-FL2, Class A, 6.673% (1-Month TSFR + 1.334%) due 5/16/38(a)(b)	314,655
240,886	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 6.377% (3-Month TSFR + 1.282%) due 5/16/31(a)(b)	241,132
	GLS Auto Receivables Issuer Trust:
3,262	Series 2021-2A, Class C, 1.080% due 6/15/26(b)	3,256
235,011	Series 2023-4A, Class A2, 6.400% due 12/15/26(b)	235,713
500,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(b)	505,472
237,686	GPMT Ltd., Series 2021-FL4, Class A, 6.776% (1-Month TSFR + 1.464%) due 12/15/36(a)(b)	232,789
504,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 6.471% (1-Month TSFR + 1.134%) due 7/15/39(a)(b)	500,063
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$792,324	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 6.722% (3-Month TSFR + 1.440%) due 10/20/31(a)(b)	$792,795
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.727% (3-Month TSFR + 1.472%) due 1/30/35(a)(b)	500,033
333,333	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(b)	330,130
29,735	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 6.503% (1-Month TSFR + 1.164%) due 6/16/36(a)(b)	29,560
124,565	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(b)	120,301
2,360,445	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(b)	1,923,804
1,000,000	Jamestown CLO XVI Ltd., Series 2021-16A, Class A, 6.746% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	1,000,674
500,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, 7.282% (3-Month TSFR + 2.000%) due 10/20/36(a)(b)	503,434
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, 6.938% (3-Month TSFR + 1.650%) due 4/20/37(a)(b)	1,002,593
329,332	KREF Ltd., Series 2021-FL2, Class A, 6.523% (1-Month TSFR + 1.184%) due 2/15/39(a)(b)	322,639
6,895	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(b)	6,778
	LCCM Trust:
153,472	Series 2021-FL2, Class A, 6.651% (1-Month TSFR + 1.314%) due 12/13/38(a)(b)	150,071
251,384	Series 2021-FL3, Class A, 6.901% (1-Month TSFR + 1.564%) due 11/15/38(a)(b)	248,919
	Lendbuzz Securitization Trust:
343,355	Series 2023-2A, Class A2, 7.090% due 10/16/28(b)	349,456
500,000	Series 2024-2A, Class A2, 5.990% due 5/15/29(b)	504,488
60,325	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.560% due 2/15/30(b)	60,331
	LoanCore Issuer Ltd.:
247,969	Series 2021-CRE5, Class A, 6.751% (1-Month TSFR + 1.414%) due 7/15/36(a)(b)	246,732
296,843	Series 2021-CRE6, Class A, 6.751% (1-Month TSFR + 1.414%) due 11/15/38(a)(b)	294,994
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.787% (3-Month TSFR + 1.502%) due 10/17/34(a)(b)	1,000,506
500,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.746% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	500,492
	Marlette Funding Trust:
22,929	Series 2022-1A, Class B, 2.340% due 4/15/32(b)	22,890
484,913	Series 2024-1A, Class A, 5.950% due 7/17/34(b)	486,609
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
	MF1 Ltd.:
$150,284	Series 2021-FL6, Class A, 6.553% (1-Month TSFR + 1.214%) due 7/16/36(a)(b)	$148,734
96,866	Series 2022-FL8, Class A, 6.686% (1-Month TSFR + 1.350%) due 2/19/37(a)(b)	95,867
630,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 6.725% (3-Month TSFR + 1.462%) due 4/28/34(a)(b)	630,431
54,481	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	50,132
612,381	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.650% (3-Month TSFR + 1.532%) due 11/15/30(a)(b)	613,043
592,106	Ocean Trails CLO V, Series 2014-5A, Class ARR, 6.843% (3-Month TSFR + 1.542%) due 10/13/31(a)(b)	592,726
148,717	OCP CLO Ltd., Series 2014-5A, Class A1R, 6.621% (3-Month TSFR + 1.342%) due 4/26/31(a)(b)	148,831
	Pagaya AI Debt Trust:
2,370	Series 2022-1, Class A, 2.030% due 10/15/29(b)	2,366
25,690	Series 2022-3, Class A, 6.060% due 3/15/30(b)	25,688
168,137	Series 2023-3, Class A, 7.600% due 12/16/30(b)	169,006
73,413	Series 2023-5, Class A, 7.179% due 4/15/31(b)	73,493
163,301	Series 2023-7, Class A, 7.228% due 7/15/31(b)	163,500
323,811	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 4.868% due 7/25/51(b)	325,137
	Prosper Marketplace Issuance Trust:
158,814	Series 2023-1A, Class A, 7.060% due 7/16/29(b) . .	159,351
489,827	Series 2024-1A, Class A, 6.120% due 8/15/29(b) . .	490,756
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 6.937% (3-Month TSFR + 1.610%) due 4/20/37(a)(b)	1,002,031
2,000,000	Sound Point CLO Ltd., Series 2024-38A, Class A1, 6.728% (3-Month TSFR + 1.600%) due 2/20/37(a)(b)	2,003,909
935,271	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 6.794% (3-Month TSFR + 1.512%) due 10/20/31(a)(b)	936,165
232,598	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 6.664% (3-Month TSFR + 1.382%) due 1/21/31(a)(b)	232,755
577,801	Steele Creek CLO Ltd., Series 2018-2A, Class A, 6.563% (3-Month TSFR + 1.462%) due 8/18/31(a)(b)	578,401
167,777	STWD Ltd., Series 2021-FL2, Class A, 6.653% (1-Month TSFR + 1.314%) due 4/18/38(a)(b)	165,344
157,597	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(b)	159,085
	THL Credit Wind River CLO Ltd.:
2,000,000	Series 2017-1A, Class ARR, 6.601% (3-Month TSFR + 1.322%) due 4/18/36(a)(b)	2,000,502
1,300,000	Series 2019-1A, Class AR, 6.704% (3-Month TSFR + 1.422%) due 7/20/34(a)(b)	1,300,532
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$101,515	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.653% (1-Month TSFR + 1.314%) due 3/15/38(a)(b)	$100,652
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(b)	192,115
297,775	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 4.868% due 8/25/51(b)	298,703
2,900,000	Vibrant CLO IV Ltd., Series 2016-4A, Class A1RR, 6.664% (3-Month TSFR + 1.382%) due 7/20/32(a)(b)	2,902,198
177,936	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 6.684% (3-Month TSFR + 1.402%) due 1/20/31(a)(b)	178,063
104,652	VMC Finance LLC, Series 2022-FL5, Class A, 7.253% (SOFR30A + 1.900%) due 2/18/39(a)(b)	103,880
165,353	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 4.893% due 2/27/51(b)	164,834
146,605	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 5.240% due 2/27/51(b)	146,545
331,047	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 5.116% due 4/25/51(b)	333,058
1,000,000	Warwick Capital CLO 4 Ltd., Series 2024-4A, Class A1, 0.000% (3-Month TSFR + 1.400%) due 7/20/37(a)(b)	1,000,339
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 6.783% (3-Month TSFR + 1.482%) due 7/15/34(a)(b)	1,000,649
	Westlake Automobile Receivables Trust:
265,113	Series 2023-4A, Class A2, 6.230% due 1/15/27(b)	266,152
750,000	Series 2024-1A, Class A2A, 5.620% due 3/15/27(b)	751,389
	TOTAL ASSET-BACKED SECURITIES (Cost – $44,927,277)	44,950,069
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.7%
170,256	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	154,119
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(b)	172,507
	Arbor Realty Commercial Real Estate Notes Ltd.:
307,091	Series 2021-FL4, Class A, 6.801% (1-Month TSFR + 1.464%) due 11/15/36(a)(b)	305,178
330,000	Series 2022-FL1, Class A, 6.804% (SOFR30A + 1.450%) due 1/15/37(a)(b)	327,652
	BANK:
1,238,491	Series 2017-BNK4, Class XA, 1.493% due 5/15/50(a)(f)	34,982
1,605,004	Series 2017-BNK6, Class XA, 0.903% due 7/15/60(a)(f)	26,129
330,000	BANK5, Series 2024-5YR8, Class A1, 5.188% due 8/15/57	333,123
273,759	BBCMS Mortgage Trust, Series 2024-C24, Class A1, 5.229% due 2/15/57	275,132
	Benchmark Mortgage Trust:
350,000	Series 2018-B3, Class A3, 3.746% due 4/10/51	342,652
9,789,010	Series 2018-B4, Class XA, 0.604% due 7/15/51(a)(f)	129,693
3,653,323	Series 2020-B16, Class XA, 1.042% due 2/15/53(a)(f)	141,402
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$65,181	Series 2021-B27, Class A1, 0.725% due 7/15/54	$62,343
324,876	Series 2024-V8, Class A1, 5.514% due 7/15/57	329,692
150,000	BFLD Mortgage Trust, Series 2024-VICT, Class A, 7.227% (1-Month TSFR + 1.890%) due 7/15/41(a)(b)	149,813
320,000	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 6.679% (1-Month TSFR + 1.342%) due 3/15/41(a)(b)	318,400
	BMO Mortgage Trust:
194,120	Series 2023-C5, Class A1, 5.740% due 6/15/56	196,139
312,622	Series 2024-5C4, Class A1, 6.017% due 5/15/57	319,259
326,113	Series 2024-C9, Class A1, 5.478% due 7/15/57	331,023
208,000	BPR Trust, Series 2021-TY, Class A, 6.501% (1-Month TSFR + 1.164%) due 9/15/38(a)(b)	205,923
	BRAVO Residential Funding Trust:
787,727	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	721,358
489,908	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(b)	494,178
277,000	BRSP Ltd., Series 2024-FL2, Class A, 7.265% (1-Month TSFR + 1.945%) due 8/19/37(a)(b)	276,550
330,000	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 7.596% (1-Month TSFR + 2.259%) due 9/15/35(a)(b)	330,665
	BX Commercial Mortgage Trust:
141,057	Series 2021-21M, Class A, 6.181% (1-Month TSFR + 0.844%) due 10/15/36(a)(b)	139,057
328,469	Series 2021-CIP, Class A, 6.372% (1-Month TSFR + 1.035%) due 12/15/38(a)(b)	324,778
310,009	Series 2021-VINO, Class A, 6.104% (1-Month TSFR + 0.767%) due 5/15/38(a)(b)	306,715
288,602	Series 2021-XL2, Class A, 6.140% (1-Month TSFR + 0.803%) due 10/15/38(a)(b)	284,995
151,847	Series 2022-LP2, Class A, 6.350% (1-Month TSFR + 1.013%) due 2/15/39(a)(b)	150,424
237,584	BX Mortgage Trust, Series 2022-MVRK, Class A, 6.804% (1-Month TSFR + 1.467%) due 3/15/39(a)(b)	232,736
80,656	BX Trust, Series 2019-CALM, Class A, 6.327% (1-Month TSFR + 0.990%) due 11/15/32(a)(b)	80,581
1,303,030	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.375% due 5/10/50(a)(f)	32,839
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.057% due 6/15/50(a)(f)	6,033
	Citigroup Commercial Mortgage Trust:
244,000	Series 2015-GC27, Class A5, 3.137% due 2/10/48	242,864
200,000	Series 2015-P1, Class A5, 3.717% due 9/15/48	196,754
248,000	Series 2016-P3, Class A3, 3.063% due 4/15/49	242,209
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	387,755
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	191,732
252,125	Series 2017-P7, Class A3, 3.442% due 4/14/50	243,677
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$108,640	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	$93,954
624,801	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	565,869
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 6.633% (1-Month TSFR + 1.296%) due 9/15/33(a)(b)	209,995
852,117	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.399% (SOFR30A + 1.050%) due 1/25/44(a)(b)	852,649
377,958	Credit Suisse Commercial Mortgage Capital Trust, Series 2020-RPL3, Class A1, 4.086% due 3/25/60(a)(b)	376,428
	Cross Mortgage Trust:
891,297	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(b)	898,421
800,000	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(b)	807,415
	CSAIL Commercial Mortgage Trust:
561,085	Series 2017-C8, Class XA, 1.210% due 6/15/50(a)(f)	12,688
3,486,890	Series 2017-CX10, Class XA, 0.885% due 11/15/50(a)(f)	67,095
3,010,795	Series 2018-CX12, Class XA, 0.701% due 8/15/51(a)(f)	55,507
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	190,910
285,756	Series 2020-C9, Class A2, 1.900% due 8/15/53	268,744
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(a)(b)	159,739
1,080,701	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(b)	1,087,240
149,826	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 6.152% (1-Month TSFR + 0.815%) due 11/15/38(a)(b)	147,859
208,996	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 6.206% (1-Month TSFR + 0.869%) due 10/15/38(a)(b)	206,257
314,864	Extended Stay America Trust, Series 2021-ESH, Class A, 6.531% (1-Month TSFR + 1.194%) due 7/15/38(a)(b)	313,487
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
346,121	Series 4631, Class FA, 5.968% (SOFR30A + 0.614%) due 11/15/46(a)	341,455
1,212,520	Series 4987, Class BF, 5.863% (SOFR30A + 0.514%) due 6/25/50(a)	1,188,533
689,409	Series 4990, Class FN, 5.813% (SOFR30A + 0.464%) due 5/25/50(a)	673,098
215,272	Federal National Mortgage Association (FNMA) REMICS, Series 2019-43, Class FD, 5.863% (SOFR30A + 0.514%) due 8/25/49(a)	210,883
	Federal National Mortgage Association (FNMA), Aces:
1,058,069	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(a)	968,872
165,691	Series 2021-M7, Class A1, 1.783% due 3/25/31(a)	155,112
1,440,611	Federal National Mortgage Association (FNMA), REMICS, Series 2019-14, Class FA, 5.863% (SOFR30A + 0.514%) due 4/25/49(a)	1,426,756
826,697	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(b)	824,754
147,322	GPMT Ltd., Series 2021-FL3, Class A, 6.706% (1-Month TSFR + 1.364%) due 7/16/35(a)(b)	144,458
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$320,000	Great Wolf Trust, Series 2024-WOLF, Class A, 6.879% (1-Month TSFR + 1.542%) due 3/15/39(a)(b)	$318,600
	GS Mortgage Securities Corp. Trust:
208,000	Series 2021-IP, Class A, 6.401% (1-Month TSFR + 1.064%) due 10/15/36(a)(b)	204,884
250,000	Series 2023-SHIP, Class A, 4.466% due 9/10/38(a)(b)	245,964
	GS Mortgage Securities Trust:
237,000	Series 2015-GC34, Class A4, 3.506% due 10/10/48	229,607
3,577,874	Series 2016-GS4, Class XA, 0.685% due 11/10/49(a)(f)	33,128
1,675,994	Series 2017-GS6, Class XA, 1.153% due 5/10/50(a)(f)	35,651
3,152,398	Series 2017-GS8, Class XA, 1.074% due 11/10/50(a)(f)	72,654
	JP Morgan Chase Commercial Mortgage Securities Trust:
483,941	Series 2014-C20, Class XA, 0.699% due 7/15/47(a)(c)(f)	—
285,000	Series 2016-JP2, Class A4, 2.822% due 8/15/49	274,156
	JPMBB Commercial Mortgage Securities Trust:
236,132	Series 2015-C31, Class A3, 3.801% due 8/15/48	232,152
762,973	Series 2015-C32, Class XA, 1.245% due 11/15/48(a)(f)	3,998
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	195,192
220,000	KREF Ltd., Series 2021-FL2, Class B, 7.103% (1-Month TSFR + 1.764%) due 2/15/39(a)(b)	212,173
	Legacy Mortgage Asset Trust:
190,570	Series 2020-GS4, Class A1, step bond to yield, 7.250% due 2/25/60(b)	190,759
328,801	Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(b)	328,846
46,959	Series 2021-SL1, Class A, 4.991% due 9/25/60(a)(b)	46,904
187,862	LFT CRE Ltd., Series 2021-FL1, Class A, 6.621% (1-Month TSFR + 1.284%) due 6/15/39(a)(b)	186,930
250,000	MF1, Series 2024-FL15, Class A, 7.030% (1-Month TSFR + 1.688%) due 8/18/41(a)(b)	248,984
330,000	MF1 Ltd., Series 2021-FL7, Class AS, 6.906% (1-Month TSFR + 1.564%) due 10/16/36(a)(b)	324,740
571,937	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(b)	577,682
285,218	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.252% (1-Month TSFR + 0.915%) due 4/15/38(a)(b)	283,079
281,187	MHC Trust, Series 2021-MHC2, Class A, 6.301% (1-Month TSFR + 0.964%) due 5/15/38(a)(b)	279,288
190,527	MHP, Series 2022-MHIL, Class A, 6.151% (1-Month TSFR + 0.815%) due 1/15/27(a)(b)	187,967
253,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class AS, 4.004% due 7/15/50(a)	247,996
	Morgan Stanley Capital I Trust:
1,129,528	Series 2016-UB11, Class XA, 1.570% due 8/15/49(a)(f)	23,702
3,396,829	Series 2016-UB12, Class XA, 0.783% due 12/15/49(a)(f)	37,657
237,000	Series 2016-UBS9, Class A4, 3.594% due 3/15/49	230,190
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$793,287	Series 2017-H1, Class XA, 1.459% due 6/15/50(a)(f)	$18,198
180,249	Series 2021-L6, Class A2, 2.126% due 6/15/54(a)	162,466
209,308	MSC Trust, Series 2021-ILP, Class A, 6.229% (1-Month TSFR + 0.892%) due 11/15/36(a)(b)	206,037
	New Residential Mortgage Loan Trust:
921,739	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	878,775
123,236	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	115,202
1,634,607	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(b)	1,656,051
	OBX Trust:
574,248	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	511,175
780,035	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	786,350
1,452,890	Series 2024-NQM10, Class A1, step bond to yield, 6.180% due 5/25/64(b)	1,475,854
920,899	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(b)	926,310
972,263	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(b)	981,777
359,723	OPG Trust, Series 2021-PORT, Class A, 5.935% (1-Month TSFR + 0.598%) due 10/15/36(a)(b)	353,765
399,442	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 4.867% due 4/25/26(b)	397,446
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.729% (1-Month TSFR + 1.392%) due 5/15/39(a)(b)	328,145
200,941	SREIT Trust, Series 2021-MFP, Class A, 6.182% (1-Month TSFR + 0.845%) due 11/15/38(a)(b)	198,492
314,353	TRTX Issuer Ltd., Series 2022-FL5, Class A, 6.989% (1-Month TSFR + 1.650%) due 2/15/39(a)(b)	311,218
794,152	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.652% due 6/15/50(a)(f)	24,213
	Velocity Commercial Capital Loan Trust:
820,252	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	681,590
321,116	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	243,091
	Verus Securitization Trust:
122,722	Series 2019-INV2, Class A3, 4.219% due 7/25/59(a)(b)	121,123
3,650	Series 2020-2, Class A1, 3.226% due 5/25/60(a)(b)	3,628
487,725	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(b)	434,149
143,889	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	135,090
465,404	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(b)	465,115
578,228	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(b)	583,245
621,094	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(b)	622,562
1,398,826	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(b)	1,408,120
72,200	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	67,426
	Wells Fargo Commercial Mortgage Trust:
320,000	Series 2015-C28, Class A4, 3.540% due 5/15/48	315,410
236,000	Series 2015-C30, Class A4, 3.664% due 9/15/58	232,010
2,115,346	Series 2015-LC22, Class XA, 0.883% due 9/15/58(a)(f)	10,908
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,256,356	Series 2015-NXS2, Class XA, 0.722% due 7/15/58(a)(f)	$9,480
325,000	Series 2016-C33, Class A4, 3.426% due 3/15/59	317,375
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	173,818
57,265	Series 2021-SAVE, Class A, 6.601% (1-Month TSFR + 1.264%) due 2/15/40(a)(b)	56,836
	WFRBS Commercial Mortgage Trust:
96,775	Series 2014-C22, Class A5, 3.752% due 9/15/57	95,461
345,503	Series 2014-C24, Class A5, 3.607% due 11/15/47	344,195
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $44,814,933)	42,194,228
U.S. GOVERNMENT OBLIGATIONS – 6.5%
	U.S. Treasury Notes:
3,250,000	0.250% due 5/31/25	3,148,158
1,750,000	0.250% due 6/30/25	1,690,528
4,200,000	0.375% due 11/30/25	4,005,094
4,600,000	0.375% due 12/31/25	4,375,570
3,900,000	0.375% due 1/31/26	3,700,125
4,140,000	0.750% due 3/31/26	3,931,706
1,550,000	0.750% due 5/31/26	1,465,537
2,450,000	0.625% due 7/31/26	2,300,799
800,000	0.875% due 9/30/26	752,250
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $25,103,857)	25,369,767
SENIOR LOANS(a) – 5.3%
1,439,393	Cengage Learning Inc., 9.538% (6-Month USD-SOFR + 4.250%) due 3/24/31	1,442,991
2,883,000	Clear Channel International BV, 7.500% (1-Month USD-SOFR + 2.250%) due 4/1/27	2,832,548
2,905,442	First Brands Group LLC, 10.514% (3-Month USD-SOFR + 5.000%) due 3/30/27	2,866,393
2,509,822	Getty Images Inc., 9.935% (3-Month USD-SOFR + 4.500%) due 2/19/26	2,505,128
	K&N Parent Inc.:
2,895,217	13.361% (1-Month USD-SOFR + 8.000%) due 2/3/27(c)(d)	2,880,741
3,327,185	8.611% (1-Month USD-SOFR + 3.250%) due 8/16/27(d)	2,628,476
	Lealand Finance Co. BV:
2,695,935	8.361% (1-Month USD-SOFR + 3.000%) due 6/30/27	1,381,667
58,934	6.361% (1-Month USD-SOFR + 1.000%) due 12/31/27	20,823
2,351,397	Lions Gate Capital Holdings LLC, 7.597% (1-Month USD-SOFR + 2.250%) due 3/24/25	2,346,506
1,850,213	NAI Entertainment Holdings LLC, 10.861% (1-Month USD-SOFR + 3.000%) due 5/8/25	1,842,701
	TOTAL SENIOR LOANS (Cost – $25,006,275)	20,747,974
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES – 0.3%
FHLMC – 0.1%
$521,167	Freddie Mac Pool, 6.000% due 4/1/54	$534,630
FNMA – 0.2%
	Federal National Mortgage Association (FNMA) Pool:
455,895	5.000% due 8/1/43	459,812
345,020	6.000% due 10/1/53 . .	353,204
	TOTAL FNMA	813,016
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $1,315,484)	1,347,646
SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
400,000	Colombia Government International Bond, 4.500% due 1/28/26	394,020
Guatemala – 0.1%
400,000	Guatemala Government Bond, 4.500% due 5/3/26	393,000
Paraguay – 0.1%
300,000	Paraguay Government International Bond, 4.700% due 3/27/27	298,358
Peru – 0.0%
50,000	Peruvian Government International Bond, 2.392% due 1/23/26	48,100
	TOTAL SOVEREIGN BONDS (Cost – $1,133,094)	1,133,478
Shares/Units
EXCHANGE TRADED FUND (ETF) – 16.4%
1,336,804	iShares Core 1-5 Year USD Bond(g) (Cost – $62,094,460)	64,647,841
COMMON STOCKS – 2.3%
CONSUMER NON-CYCLICAL – 0.3%
Healthcare-Products – 0.3%
833,981	Prosomnus Sleep Technologies Inc.*(c)(d)	1,004,614
Healthcare-Services – 0.0%
161,689	UpHealth Inc.*(c)	51,740
	TOTAL CONSUMER NON-CYCLICAL	1,056,354
DIVERSIFIED – 1.8%
Holding Companies-Diversified – 1.8%
25,927	Berenson Acquisition Corp. I*(c)(d)	—
315,000	Cartesian Growth Corp. II, Class A Shares*	3,594,150
46,400	Legato Merger Corp. III*	472,816
175,000	Slam Corp., Class A Shares*(c)	1,937,250
103,700	Trailblazer Merger Corp. I*	1,126,182
	Total Holding Companies-Diversified	7,130,398
	TOTAL DIVERSIFIED	7,130,398
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 0.2%
Financial Services – 0.2%
16,305	Alpha Partners Technology*(c)(d)	$817
273,338	K&N Holdco LLC*(c)(d)	615,011
	Total Financial Services	615,828
	TOTAL FINANCIAL	615,828
	TOTAL COMMON STOCKS (Cost – $7,955,019)	8,802,580
PREFERRED STOCKS – 1.4%
FINANCIAL – 1.4%
Diversified Financial Services – 1.1%
164,056	SWK Holdings Corp., 9.000%	4,209,677
Equity Real Estate Investment Trusts (REITs) – 0.3%
45,017	Gladstone Land Corp., 5.000%	1,103,817
	TOTAL FINANCIAL	5,313,494
	TOTAL PREFERRED STOCKS (Cost – $5,165,667)	5,313,494
WARRANTS – 0.0%
BASIC MATERIALS – 0.0%
Iron/Steel – 0.0%
26,982,731	Tacora Resources Inc.*(d)	—
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
43,327	Leafly Holdings Inc.*(c)	680
	TOTAL WARRANTS (Cost – $0)	680
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $348,028,070)	338,264,889
Face Amount†
SHORT-TERM INVESTMENTS – 13.5%
COMMERCIAL PAPERS – 6.7%
$3,385,000	Bacardi-Martini BV, 5.877% due 10/3/24(h)	3,366,592
2,968,000	Conagra Brands Inc., 5.652% due 10/4/24(h)	2,951,249
3,281,000	DENTSPLY SIRONA Inc., 5.930% due 9/5/24(h)	3,277,724
3,281,000	Glencore Funding LLC, 5.504% due 9/12/24(h)	3,274,508
3,117,000	ITT Inc., 5.481% due 9/5/24(h)	3,114,180
2,730,000	McCormick & Co., Inc., 5.441% due 9/10/24(h)	2,725,465
3,214,000	Stanley Black & Decker Inc., 5.678% due 9/26/24(h)	3,200,598
2,409,000	VF Corp., 5.869% due 9/24/24(h)	2,399,985
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
COMMERCIAL PAPERS – (continued)
$2,068,000	Whirlpool Corp., 5.881% due 9/16/24(h)	$2,062,254
	TOTAL COMMERCIAL PAPERS (Cost – $26,380,387)	26,372,555
CORPORATE NOTE – 0.1%
1,468,461	Tacora Resources Inc., 13.000% due 11/3/23(b)(c)(d) (Cost – $1,468,630)	440,538
TIME DEPOSITS – 5.1%
6,504,599	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	6,504,599
9,367,127	Skandinaviska Enskilda Banken AB – Stockholm, 4.680% due 9/3/24	9,367,127
4,059,515	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/3/24	4,059,515
	TOTAL TIME DEPOSITS (Cost – $19,931,241)	19,931,241
U.S. GOVERNMENT OBLIGATIONS – 1.6%
	U.S. Treasury Bills:
1,290,000	5.326% due 9/10/24(h)	1,288,312
5,000,000	5.190% due 10/1/24(h)	4,978,479
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $6,266,791)	6,266,791
	TOTAL SHORT-TERM INVESTMENTS (Cost – $54,047,049)	53,011,125
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
3,960	Federated Government Obligations Fund, Premier Class, 5.133%(i) (Cost – $3,960)	3,960
	TOTAL INVESTMENTS – 99.4% (Cost – $402,079,079)	391,279,974
	Other Assets in Excess of Liabilities – 0.6%	2,246,078
	TOTAL NET ASSETS – 100.0%	$393,526,052

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $116,019,199 and represents 29.48% of net assets.

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $24,760,085 and represents 6.29% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(f)
Interest only security.

(g)
All or a portion of this security is on loan (See Note 5).

(h)
Rate shown represents yield-to-maturity.

(i)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

EURIBOR
 —    Euro Interbank Offered Rate

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

MFA
 —    Mortgage Finance Authority

PLC
 —    Public Limited Company

REMICS
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

STIBOR
 —    Stockholm Interbank Offered Rate

TSFR
 —    CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	31.6%
Exchange Traded Fund (ETF)	16.5
Asset-Backed Securities	11.5
Collateralized Mortgage Obligations	10.8
U.S. Government Obligations	6.5
Senior Loans	5.3
Common Stocks	2.3
Preferred Stocks	1.4
Mortgage-Backed Securities	0.3
Sovereign Bonds	0.3
Warrants	0.0*
Short-Term Investments	13.5
Money Market Fund	0.0*
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

At August 31, 2024, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	3,780,000	BBH	$368,372	9/13/24	$1,735	$—	$1,735
Swedish Krona	2,550,000	BBH	248,505	9/13/24	—	(321)	(321)
					$1,735	$(321)	$1,414
Contracts to Sell:
Euro	3,605,000	BBH	$3,986,795	9/13/24	$—	$(44,692)	$(44,692)
Swedish Krona	66,300,000	BBH	6,461,134	9/13/24	—	(157,055)	(157,055)
					$—	$(201,747)	$(201,747)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$1,735	$(202,068)	$(200,333)
Counterparty Abbreviations used in this schedule:
BBH
 —    Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
SEK
 —    Swedish Krona

EUR
 —    Euro

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 76.7%
Australia – 1.4%
	FMG Resources August 2006 Pty Ltd.:
$250,000	Company Guaranteed Notes, 5.875% due 4/15/30(a)	$249,588
350,000	Senior Unsecured Notes, 6.125% due 4/15/32(a)	349,548
8,018,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(a)	8,138,911
1,500,000	Mineral Resources Ltd., Senior Unsecured Notes, 9.250% due 10/1/28(a)	1,584,669
1,000,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(b)	1,003,894
	Total Australia	11,326,610
Bermuda – 0.3%
200,000	Aegon Ltd., Subordinated Notes, 5.500% (6-Month USD-SOFR + 3.540%) due 4/11/48(b)	197,181
274,318	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(a)(c)	28,149
750,000	Floatel International Ltd., Senior Secured Notes, 9.750% due 4/10/29	701,250
1,300,000	Viking Cruises Ltd., Senior Unsecured Notes, 9.125% due 7/15/31(a)	1,426,174
	Total Bermuda	2,352,754
Brazil – 1.4%
5,700,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(b)(d)	5,757,171
1,400,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)	1,363,536
1,300,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 4.625% (5-Year CMT Index + 3.222%)(b)(d)	1,264,604
3,350,591	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	3,338,832
	Total Brazil	11,724,143
Canada – 4.1%
6,815,000	Algoma Steel Inc., Secured Notes, 9.125% due 4/15/29(a)	6,897,325
200,000	Bank of Montreal, Junior Subordinated Notes, 7.700% (5-Year CMT Index + 3.452%) due 5/26/84(b)	209,355
205,000	Bank of Nova Scotia, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 4.017%) due 1/27/84(b)	217,409
250,000	Baytex Energy Corp., Company Guaranteed Notes, 8.500% due 4/30/30(a)	266,397
3,800,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	2,166,000
10,024,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	7,016,800
600,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-SOFR + 5.440%) due 6/15/76(b)	601,968
	Enbridge Inc., Subordinated Notes:
200,000	6.000% (3-Month TSFR + 4.152%) due 1/15/77(b)	195,434
315,000	5.500% (3-Month TSFR + 3.680%) due 7/15/77(b)	303,534
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Canada – (continued)
$500,000	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(b)	$478,028
300,000	7.625% (5-Year CMT Index + 4.418%) due 1/15/83(b)	313,753
600,000	8.500% (5-Year CMT Index + 4.431%) due 1/15/84(b)	657,606
850,000	Enerflex Ltd., Senior Secured Notes, 9.000% due 10/15/27(a)	880,174
300,000	goeasy Ltd., Senior Unsecured Notes, 7.625% due 7/1/29(a)	309,399
6,300,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	6,272,041
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	995,562
400,000	Precision Drilling Corp., Company Guaranteed Notes, 6.875% due 1/15/29(a)	405,888
188,000	South Bow Canadian Infrastructure Holdings Ltd., Company Guaranteed Notes, 7.500% (5-Year CMT Index + 3.667%) due 3/1/55(a)(b)	193,696
950,000	Taseko Mines Ltd., Senior Secured Notes, 8.250% due 5/1/30(a)	987,142
400,000	Toronto-Dominion Bank, Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.075%) due 10/31/82(b)	426,199
	Transcanada Trust, Company Guaranteed Notes:
280,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(b)	262,632
400,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(b)	381,015
3,595,000	Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	3,487,150
	Total Canada	33,924,507
Cayman Islands – 1.2%
1,563,074	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	1,211,696
500,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(d)	512,163
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	194,200
56,560	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	53,937
	Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
4,046,005	5.875% due 7/5/34	4,066,235
1,181,158	4.350% due 4/5/36	1,093,343
2,023,333	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	1,446,228
1,250,000	Seagate HDD Cayman, Company Guaranteed Notes, 9.625% due 12/1/32	1,441,511
	Total Cayman Islands	10,019,313
Chile – 1.5%
200,000	AES Andes SA, Junior Subordinated Notes, 8.150% (5-Year CMT Index + 3.835%) due 6/10/55(a)(b)	204,960
6,600,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	5,372,400
1,000,000	Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	981,025
3,359,525	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,712,817
304,150	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	272,774
1,551,080	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,496,177
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Chile – (continued)
$1,765,200	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	$1,756,986
	Total Chile	12,797,139
Colombia – 1.8%
	Bancolombia SA, Subordinated Notes:
5,700,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	5,638,634
600,000	8.625% (5-Year CMT Index + 4.320%) due 12/24/34(b)	629,534
2,000,000	Ecopetrol SA, Senior Unsecured Notes, 6.875% due 4/29/30	1,995,230
	Empresas Publicas de Medellin ESP, Senior Unsecured Notes:
2,000,000	4.250% due 7/18/29	1,815,397
3,867,000	4.375% due 2/15/31	3,390,061
687,440	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	683,659
500,000	Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.550% due 11/1/28	500,639
	Total Colombia	14,653,154
Dominican Republic – 0.0%
200,000	Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes, 7.000% due 6/30/34(a)	207,500
France – 0.5%
	BNP Paribas SA, Junior Subordinated Notes:
400,000	7.750% (5-Year CMT Index + 4.899%)(a)(b)(d)	415,576
275,000	8.000% (5-Year CMT Index + 3.727%)(a)(b)(d)	289,256
295,000	8.500% (5-Year CMT Index + 4.354%)(a)(b)(d)	312,602
595,000	9.250% (5-Year CMT Index + 4.969%)(a)(b)(d)	644,866
800,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	821,000
200,000	Iliad Holding SASU, Senior Secured Notes, 8.500% due 4/15/31(a)	211,933
	Societe Generale SA, Junior Subordinated Notes:
600,000	9.375% (5-Year CMT Index + 5.385%)(a)(b)(d)	623,812
645,000	10.000% (5-Year CMT Index + 5.448%)(a)(b)(d)	687,162
	Total France	4,006,207
Germany – 1.4%
	Delivery Hero SE, Senior Unsecured Notes:
800,000EUR	1.500% due 1/15/28	719,212
5,700,000EUR	2.125% due 3/10/29	4,925,889
1,000,000	Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%)(b)(d)	959,893
1,615,439EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 13.208% (3-Month EURIBOR + 7.500%) due 1/26/25(e)	1,803,645
1,000,000EUR	Platform Group AG, Senior Unsecured Notes, 8.875% due 7/11/28	1,116,504
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Germany – (continued)
$1,487,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 12.122% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	$1,672,571
	Total Germany	11,197,714
Guatemala – 0.5%
2,200,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	2,150,940
2,300,000	CT Trust, Senior Secured Notes, 5.125% due 2/3/32	2,067,417
	Total Guatemala	4,218,357
India – 2.9%
2,703,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	2,429,120
1,419,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,244,033
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
3,100,000	4.000% due 7/30/27	2,946,692
3,500,000	4.200% due 8/4/27	3,351,807
	Adani Transmission Step-One Ltd., Senior Secured Notes:
2,600,000	4.000% due 8/3/26	2,522,727
3,548,500	4.250% due 5/21/36	3,101,068
200,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	198,824
1,064,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	962,885
700,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	672,378
	Reliance Industries Ltd., Senior Unsecured Notes:
6,000,000	4.125% due 1/28/25	5,971,733
250,000	3.667% due 11/30/27	242,538
	Total India	23,643,805
Indonesia – 3.4%
4,100,000	Adaro Indonesia PT, Company Guaranteed Notes, 4.250% due 10/31/24	4,089,420
	Freeport Indonesia PT, Senior Unsecured Notes:
3,500,000	4.763% due 4/14/27	3,477,200
500,000	4.763% due 4/14/27(a)	496,743
1,500,000	5.315% due 4/14/32	1,503,879
7,205,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	7,171,593
7,700,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	7,331,863
3,800,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	3,739,880
	Total Indonesia	27,810,578
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Ireland – 0.1%
$454,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 6.950% (5-Year CMT Index + 2.720%) due 3/10/55(b)	$468,361
Italy – 0.1%
	Intesa Sanpaolo SpA:
485,000	Junior Subordinated Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	484,350
600,000	Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(b)	524,930
	Total Italy	1,009,280
Japan – 1.3%
	Rakuten Group Inc., Senior Unsecured Notes:
1,600,000	11.250% due 2/15/27(a)	1,736,848
650,000	9.750% due 4/15/29(a)	700,375
7,550,000	Universal Entertainment Corp., Senior Secured Notes, 8.750% due 12/11/24(a)	8,182,312
	Total Japan	10,619,535
Jersey, Channel Islands – 0.5%
3,685,000EUR	Lithium Midco II Ltd., Senior Secured Notes, 10.472% (3-Month EURIBOR + 6.750%) due 7/9/25(b)	4,032,847
Liberia – 0.0%
50,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.500% due 8/31/26(a)	50,071
Luxembourg – 4.0%
1,511,670	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,496,613
400,000	Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 6.125% due 10/15/26(a)	398,806
4,150,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	3,441,246
7,670,325	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	7,287,401
650,000	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(a)	624,129
200,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company Guaranteed Notes, 5.125% due 2/1/28	201,009
5,237,000EUR	Mangrove Luxco III SARL, Senior Secured Notes, 8.674% (3-Month EURIBOR + 5.000%) due 7/15/29(a)(b)	5,796,478
	Millicom International Cellular SA, Senior Unsecured Notes:
1,647,900	6.625% due 10/15/26	1,640,755
1,350,000	5.125% due 1/15/28	1,306,353
900,000	6.250% due 3/25/29	890,721
	Minerva Luxembourg SA, Company Guaranteed Notes:
3,900,000	4.375% due 3/18/31	3,387,135
1,000,000	8.875% due 9/13/33	1,079,432
1,200,000	8.875% due 9/13/33(a)	1,295,318
500,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(a)	473,784
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Luxembourg – (continued)
$2,413,000	Puffin Finance SARL, Senior Secured Notes, 15.000% due 9/11/25	$2,461,260
200,000	Stena International SA, Senior Secured Notes, 7.625% due 2/15/31(a)	206,633
1,052,014	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	992,742
	Total Luxembourg	32,979,815
Mauritius – 0.4%
	Network i2i Ltd., Company Guaranteed Notes:
500,000	3.975% (5-Year CMT Index + 3.390%)(b)(d)	482,466
3,000,000	5.650% (5-Year CMT Index + 4.274%)(b)(d)	2,986,920
	Total Mauritius	3,469,386
Mexico – 5.0%
250,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.375% due 4/11/27	244,776
	Banco Mercantil del Norte SA, Junior Subordinated Notes:
6,722,000	5.875% (5-Year CMT Index + 4.643%)(b)(d)	6,589,352
900,000	6.625% (5-Year CMT Index + 5.034%)(b)(d)	830,763
257,000	7.500% (5-Year CMT Index + 5.470%)(b)(d)	258,837
3,800,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	3,462,676
	BBVA Bancomer SA, Subordinated Notes:
6,500,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	6,306,073
400,000	8.450% (5-Year CMT Index + 4.661%) due 6/29/38(b)	429,860
2,300,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)	2,468,457
6,000,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(b)(d)	5,895,368
2,956,085	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	2,990,172
	Comision Federal de Electricidad:
400,000	Company Guaranteed Notes, 3.348% due 2/9/31	343,877
1,500,000	Senior Unsecured Notes, 4.750% due 2/23/27	1,479,264
2,200,000	Electricidad Firme de Mexico Holdings SA de CV, Senior Secured Notes, 4.900% due 11/20/26	2,121,198
1,653,698	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,649,297
400,000	KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	384,308
3,938,718	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,922,498
3,300,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	2,258,798
	Total Mexico	41,635,574
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Netherlands – 2.4%
$1,000,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(b)	$998,667
200,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 7.125% due 3/15/31(a)	210,326
5,259,000EUR	Azerion Group NV, Senior Secured Notes, 10.461% (3-Month EURIBOR + 6.750%) due 10/2/26(b)	5,915,299
	Braskem Netherlands Finance BV, Company Guaranteed Notes:
2,000,000	7.250% due 2/13/33	1,966,430
2,300,000	8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	2,304,874
	ING Groep NV, Junior Subordinated Notes:
735,000	5.750% (5-Year CMT Index + 4.342%)(b)(d)	724,211
200,000	6.500% (5-Year USD Swap Rate + 4.446%)(b)(d)	199,577
200,000	7.500% (5-Year CMT Index + 3.711%)(b)(d)	206,250
2,319,022	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	2,231,935
5,175,190	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	5,042,352
	Total Netherlands	19,799,921
Norway – 0.3%
4,933,000NOK	Duett Software Group AS, Senior Secured Notes, 9.760% (3-Month NIBOR + 5.000%) due 4/12/26(b)	395,121
26,400,000NOK	Norske Skog ASA, Senior Unsecured Notes, 9.230% (3-Month NIBOR + 4.500%) due 6/25/29(b)	2,489,451
	Total Norway	2,884,572
Panama – 0.4%
2,000,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300%) due 4/16/29(b)	1,922,000
1,224,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	1,175,545
	Total Panama	3,097,545
Paraguay – 0.1%
1,200,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	791,675
Peru – 4.1%
	Banco de Credito del Peru SA, Subordinated Notes:
1,900,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	1,847,560
3,300,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	3,113,484
2,800,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(b)	2,641,744
4,392,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	4,315,743
750,000	Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	680,609
4,100,000	Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	4,030,206
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Peru – (continued)
$3,084,118	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	$2,979,258
673,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	676,763
1,939,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	1,808,058
3,500,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	3,512,229
300,000	Kallpa Generacion SA, Company Guaranteed Notes, 4.125% due 8/16/27	291,076
2,100,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	1,941,879
2,800,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	2,714,320
4,300,000	Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	2,728,207
800,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	781,565
	Total Peru	34,062,701
Portugal – 0.0%
70,068	Invepar, 0.000% due 12/30/28(c)	—
Singapore – 2.7%
6,000,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	5,738,400
680,310	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39	700,710
700,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	699,781
2,200,000	Medco Oak Tree Pte Ltd., Senior Secured Notes, 7.375% due 5/14/26	2,225,764
6,900,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	6,681,208
	United Overseas Bank Ltd., Subordinated Notes:
6,600,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	6,291,780
200,000	2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	188,349
	Total Singapore	22,525,992
South Korea – 0.6%
900,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	880,643
400,000	KT Corp., Senior Unsecured Notes, 2.500% due 7/18/26	384,851
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,890,230
	Total South Korea	5,155,724
Spain – 1.1%
	AL Candelaria -spain- SA, Senior Secured Notes:
4,878,289	7.500% due 12/15/28	4,815,852
3,050,000	5.750% due 6/15/33	2,494,032
	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
400,000	6.125% (5-Year USD Swap Rate + 3.870%)(b)(d)	381,322
200,000	9.375% (5-Year CMT Index + 5.099%)(b)(d)	218,458
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Spain – (continued)
	Banco Santander SA, Junior Subordinated Notes:
$600,000	4.750% (5-Year CMT Index + 3.753%)(b)(d)	$561,587
1,000,000	8.000% (5-Year CMT Index + 3.911%)(b)(d)	1,031,645
	Total Spain	9,502,896
Sweden – 1.5%
30,000,000SEK	Esmaeilzadeh Holding AB, Senior Unsecured Notes, 11.130% (3-Month SEK- STIBOR + 7.500%) due 1/26/25(b)	2,732,377
	Go North Group AB:
3,958,808	Senior Secured Notes, 11.124% (SOFRRATE + 5.762%) due 2/9/26(b)	3,404,575
2,927,809SEK	Senior Unsecured Notes, 15.000% due 2/2/28(f)	—
1,200,000EUR	Inteno Group AB, Senior Secured Notes, 11.272% (3-Month EURIBOR + 7.500%) due 9/6/26(b)	955,109
	Novedo Holding AB, Senior Secured Notes:
10,000,000SEK	9.885% (3-Month SEK-STIBOR + 6.500%) due 11/26/24(b)	964,311
7,500,000SEK	12.000% due 9/18/28(e)	701,317
37,500,000SEK	Stockwik Forvaltning AB, Senior Secured Notes, 11.723% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(b)	3,689,219
	Total Sweden	12,446,908
Switzerland – 0.2%
	UBS Group AG, Junior Subordinated Notes:
700,000	6.875% (5-Year USD Swap Rate + 4.590%)(b)(d)	700,469
290,000	7.750% (5-Year USD Swap Rate + 4.160%)(a)(b)(d)	305,243
665,000	9.250% (5-Year CMT Index + 4.758%)(a)(b)(d)	757,496
	Total Switzerland	1,763,208
United Kingdom – 1.7%
1,500,000	3T Global Holdco Ltd., Senior Secured Notes, 11.250% due 5/22/28	1,518,750
	Barclays PLC, Junior Subordinated Notes:
500,000	8.000% (5-Year CMT Index + 5.431%)(b)(d)	521,578
635,000	9.625% (5-Year USD Swap Rate + 5.775%)(b)(d)	699,021
850,000	eG Global Finance PLC, Senior Secured Notes, 12.000% due 11/30/28(a)	927,199
2,100,000	HSBC Holdings PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 3.858%)(b)(d)	2,249,537
13,718,611SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(e)	895,296
	Lloyds Banking Group PLC, Junior Subordinated Notes:
755,000	7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.496%)(b)(d)	760,543
400,000	8.000% (5-Year CMT Index + 3.913%)(b)(d)	423,150
2,000,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	1,697,768
1,650,000	Marks & Spencer PLC, Senior Unsecured Notes, 7.125% due 12/1/37(a)	1,767,829
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
	NatWest Group PLC, Junior Subordinated Notes:
$600,000	6.000% (5-Year CMT Index + 5.625%)(b)(d)	$595,710
470,000	8.000% (5-Year USD Swap Rate + 5.720%)(b)(d)	476,127
200,000	8.125% (5-Year CMT Index + 3.752%)(b)(d)	211,875
240,000	Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%)(a)(b)(d)	239,004
188,000	Vedanta Resources Ltd., Company Guaranteed Notes, 13.875% due 12/9/28	188,927
200,000	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.250% due 1/31/31(a)	173,869
	Vodafone Group PLC, Junior Subordinated Notes:
500,000	7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(b)	523,485
250,000	4.125% (5-Year CMT Index + 2.767%) due 6/4/81(b)	224,723
	Total United Kingdom	14,094,391
United States – 29.8%
7,321,000	99 Cents Only Stores LLC, Senior Secured Notes, 7.500% due 1/15/26(a)(g)	366,050
1,500,000	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	1,475,103
50,000	Advance Auto Parts Inc., Company Guaranteed Notes, 5.950% due 3/9/28	50,593
400,000	Advantage Sales & Marketing Inc., Senior Secured Notes, 6.500% due 11/15/28(a)	375,024
1,000,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27	1,000,948
600,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month TSFR + 4.562%) due 6/15/45(a)(b)	598,122
148,000	AES Corp., Junior Subordinated Notes, 7.600% (5-Year CMT Index + 3.201%) due 1/15/55(b)	152,453
150,000	Affinity Interactive, Senior Secured Notes, 6.875% due 12/15/27(a)	128,581
300,000	Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%)(b)(d)	289,225
100,000	Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 4.625% due 1/15/27(a)	97,702
1,450,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(a)	1,524,413
250,000	Allison Transmission Inc., Company Guaranteed Notes, 3.750% due 1/30/31(a)	227,192
600,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.481%)(b)(d)	514,780
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%)(a)(b)(d)	241,250
160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(b)	148,363
300,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%)(b)(d)	280,809
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$160,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-SOFR + 2.868%) due 4/1/48(b)	$158,559
1,000,000	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes, 9.375% due 6/1/28(a)	1,049,900
450,000	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)	408,283
1,200,000	APX Group Inc., Company Guaranteed Notes, 5.750% due 7/15/29(a)	1,188,960
1,150,000	Arsenal AIC Parent LLC, Unsecured Notes, 11.500% due 10/1/31(a)	1,300,649
800,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-SOFR + 4.135%) due 3/27/48(b)	813,015
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-SOFR + 2.215%) due 12/15/36(a)(b)	878,398
950,000	Atkore Inc., Senior Unsecured Notes, 4.250% due 6/1/31(a)	862,208
3,591,000	AutoZone Inc., Senior Unsecured Notes, 5.100% due 7/15/29	3,670,675
311,000	AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(b)	291,785
	Bank of America Corp., Junior Subordinated Notes:
200,000	6.100% (3-Month TSFR + 4.160%)(b)(d)	199,733
1,100,000	6.300% (3-Month TSFR + 4.815%)(b)(d)	1,110,025
400,000	6.500% (3-Month TSFR + 4.436%)(b)(d)	399,745
350,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%)(b)(d)	344,999
650,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.000% due 7/15/29(a)	676,105
1,150,000	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.875% due 4/12/29	1,249,759
1,300,000	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	1,402,337
550,000	Brink’s Co., Company Guaranteed Notes, 6.500% due 6/15/29(a)	569,107
7,322,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)(c)	6,699,630
1,650,000	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	1,266,276
800,000	California Resources Corp., Company Guaranteed Notes, 8.250% due 6/15/29(a)	825,142
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%)(a)(b)(d)	267,400
400,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%)(b)(d)	370,548
100,000	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	92,332
1,450,000	Cars.com Inc., Company Guaranteed Notes, 6.375% due 11/1/28(a)	1,441,441
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$50,000	5.125% due 5/1/27(a)	$49,004
400,000	5.000% due 2/1/28(a)	385,440
250,000	5.375% due 6/1/29(a)	237,141
1,000,000	Century Communities Inc., Company Guaranteed Notes, 3.875% due 8/15/29(a)	926,491
	Charles Schwab Corp., Junior Subordinated Notes:
760,000	4.000% (5-Year CMT Index + 3.168%)(b)(d)	714,915
600,000	5.375% (5-Year CMT Index + 4.971%)(b)(d)	595,326
	CHS/Community Health Systems Inc., Senior Secured Notes:
850,000	4.750% due 2/15/31(a)	724,987
900,000	5.625% due 3/15/27(a)	870,972
400,000	5.250% due 5/15/30(a)	358,654
50,000	10.875% due 1/15/32(a)	54,126
	Citigroup Inc., Junior Subordinated Notes:
265,000	4.150% (5-Year CMT Index + 3.000%)(b)(d)	250,343
200,000	5.950% (3-Month TSFR + 4.167%)(b)(d)	199,891
575,000	6.250% (3-Month TSFR + 4.779%)(b)(d)	579,952
364,000	7.000% (5-Year CMT Index + 2.757%)(b)(d)	380,405
657,000	7.125% (5-Year CMT Index + 2.693%)(b)(d)	672,049
280,000	7.375% (5-Year CMT Index + 3.209%)(b)(d)	293,209
1,320,000	7.625% (5-Year CMT Index + 3.211%)(b)(d)	1,399,545
	Citizens Financial Group Inc., Junior Subordinated Notes:
460,000	4.000% (5-Year CMT Index + 3.215%)(b)(d)	421,050
100,000	8.733% (3-Month TSFR + 3.419%)(b)(d)	99,282
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(b)	202,110
50,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	46,634
	CoBank ACB, Junior Subordinated Notes:
1,075,000	6.250% (3-Month USD-SOFR + 4.660%)(b)(d)	1,070,445
460,000	6.450% (5-Year CMT Index + 3.487%)(b)(d)	458,699
1,750,000	Coinbase Global Inc., Company Guaranteed Notes, 3.375% due 10/1/28(a)	1,535,771
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%)(a)(b)(d)	619,125
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	1,371,392
350,000	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.375% due 1/15/33(a)	358,999
650,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(a)	584,234
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$50,000	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	$49,085
100,000	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 8.875% due 9/1/31(a)	108,285
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(a)(d)	517,905
1,100,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	1,037,189
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(a)	456,533
1,900,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	1,839,805
	Discover Financial Services, Junior Subordinated Notes:
125,000	5.500% (3-Month TSFR + 3.338%)(b)(d)	116,826
200,000	6.125% (5-Year CMT Index + 5.783%)(b)(d)	198,988
2,350,000	Dollar General Corp., Senior Unsecured Notes, 4.250% due 9/20/24	2,348,170
150,000	Dominion Energy Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.511%) due 6/1/54(b)	159,560
300,000	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	281,891
186,000	Duke Energy Corp., Junior Subordinated Notes, 6.450% (5-Year CMT Index + 2.588%) due 9/1/54(b)	190,183
	Edison International, Junior Subordinated Notes:
245,000	5.000% (5-Year CMT Index + 3.901%)(b)(d)	236,999
300,000	5.375% (5-Year CMT Index + 4.698%)(b)(d)	293,906
100,000	8.125% (5-Year CMT Index + 3.864%) due 6/15/53(b)	104,996
	Energy Transfer LP, Junior Subordinated Notes:
200,000	6.500% (5-Year CMT Index + 5.694%)(b)(d)	198,425
440,000	7.125% (5-Year CMT Index + 5.306%)(b)(d)	440,076
210,000	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(b)	223,430
500,000	7.125% (5-Year CMT Index + 2.829%) due 10/1/54(b)	506,389
100,000	EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	101,787
1,650,000	Enova International Inc., Company Guaranteed Notes, 11.250% due 12/15/28(a)	1,774,761
360,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(b)	331,145
400,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(b)	407,308
250,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(b)(d)	246,130
366,000	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(a)(b)	379,324
7,578,000	Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	7,604,936
580,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(b)(d)	568,325
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$400,000	First Citizens BancShares Inc., Junior Subordinated Notes, 9.573% (3-Month TSFR + 4.234%)(b)(d)	$405,181
2,382,746	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 10.500% due 1/15/28(a)	2,439,574
1,950,000	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	1,697,556
2,316,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.063% due 11/1/24	2,309,052
1,400,000	Forestar Group Inc., Company Guaranteed Notes, 3.850% due 5/15/26(a)	1,363,062
400,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(a)	407,815
450,000	Freedom Mortgage Corp., Senior Unsecured Notes, 6.625% due 1/15/27(a)	443,812
2,700,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	2,650,365
	Gap Inc., Company Guaranteed Notes:
1,800,000	3.625% due 10/1/29(a)	1,612,969
350,000	3.875% due 10/1/31(a)	302,357
1,117,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	1,126,004
	General Motors Financial Co., Inc., Junior Subordinated Notes:
900,000	5.700% (5-Year CMT Index + 4.997%)(b)(d)	862,903
500,000	5.750% (3-Month USD-SOFR + 3.598%)(b)(d)	475,329
	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
50,000	8.250% due 1/15/29	51,954
100,000	8.875% due 4/15/30	106,144
1,400,000	7.875% due 5/15/32	1,436,646
200,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.500% due 6/15/34	199,007
3,753,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	3,738,858
400,000	Global Atlantic Finance Co., Company Guaranteed Notes, 7.950% (5-Year CMT Index + 3.608%) due 10/15/54(a)(b)	409,178
1,600,000	Global Partners LP/GLP Finance Corp., Company Guaranteed Notes, 8.250% due 1/15/32(a)	1,663,314
	Goldman Sachs Group Inc., Junior Subordinated Notes:
395,000	4.125% (5-Year CMT Index + 2.949%)(b)(d)	374,485
500,000	5.300% (3-Month TSFR + 4.096%)(b)(d)	499,826
809,000	7.379% (5-Year CMT Index + 3.623%)(b)(d)	811,622
1,200,000	7.500% (5-Year CMT Index + 3.156%)(b)(d)	1,268,463
3,000,000	Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(a)	2,919,368
2,055,000	Hawaii Electric Light Co., Inc., 3.280% due 12/30/40(c)(f)	1,233,000
150,000	HB Fuller Co., Senior Unsecured Notes, 4.250% due 10/15/28	142,875
150,000	Hess Midstream Operations LP, Company Guaranteed Notes, 6.500% due 6/1/29(a)	154,769
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	Hudson Pacific Properties LP, Company Guaranteed Notes:
$50,000	3.950% due 11/1/27	$44,414
700,000	4.650% due 4/1/29	578,678
650,000	3.250% due 1/15/30	480,152
750,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(b)(d)	742,549
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
4,279,000	6.250% due 5/15/26	4,254,452
50,000	5.250% due 5/15/27	48,320
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 7.409% (3-Month TSFR + 2.062%) due 12/21/65(a)(b)	205,077
4,559,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(a)(h)	3,557,957
1,650,000	Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	1,548,909
100,000	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	95,173
1,700,000	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,602,974
500,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(a)	475,134
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,000,000	3.650% (5-Year CMT Index + 2.850%)(b)(d)	960,804
900,000	6.875% (5-Year CMT Index + 2.737%)(b)(d)	953,879
100,000	KB Home, Company Guaranteed Notes, 4.000% due 6/15/31	92,090
280,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month TSFR + 3.868%)(b)(d)	266,303
1,750,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	1,812,354
150,000	Lamar Media Corp., Company Guaranteed Notes, 3.625% due 1/15/31	135,826
1,655,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(a)(d)	1,368,799
1,350,000	Landsea Homes Corp., Senior Unsecured Notes, 8.875% due 4/1/29(a)	1,397,308
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(f)	6,042,650
400,000	LifePoint Health Inc., Senior Secured Notes, 9.875% due 8/15/30(a)	438,672
300,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.500% due 9/1/31(a)	315,903
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%)(b)(d)	147,410
655,000	5.125% (3-Month TSFR + 3.782%)(b)(d)	637,088
550,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	539,013
400,000	Markel Group Inc., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%)(b)(d)	398,577
2,762,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	2,856,935
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$3,572,000	Match Group Financeco 2 Inc., Company Guaranteed Notes, 0.875% due 6/15/26(a)	$3,321,960
500,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(a)	498,811
	MetLife Inc., Junior Subordinated Notes:
300,000	3.850% (5-Year CMT Index + 3.576%)(b)(d)	293,480
550,000	5.875% (3-Month TSFR + 3.221%)(b)(d)	548,715
2,110,000	Microchip Technology Inc., Senior Unsecured Notes, 0.983% due 9/1/24	2,110,000
400,000	Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	383,879
550,000	Mohegan Tribal Gaming Authority, Secured Notes, 8.000% due 2/1/26(a)	532,614
550,000	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	529,752
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
1,150,000	5.500% due 8/15/28(a)	1,129,342
450,000	5.125% due 12/15/30(a)	427,213
550,000	5.750% due 11/15/31(a)	534,374
50,000	7.125% due 2/1/32(a)	51,791
	Navient Corp., Senior Unsecured Notes:
100,000	5.000% due 3/15/27	98,061
150,000	11.500% due 3/15/31	168,369
1,700,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	1,872,591
2,050,000	Neptune Bidco US Inc., Senior Secured Notes, 9.290% due 4/15/29(a)	2,046,658
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
5,980,000	4.255% due 9/1/24	5,980,000
427,000	6.750% (5-Year CMT Index + 2.457%) due 6/15/54(b)	446,472
	NextEra Energy Operating Partners LP:
	Company Guaranteed Notes:
250,000	3.875% due 10/15/26(a)	241,851
1,100,000	4.500% due 9/15/27(a)	1,062,410
600,000	Senior Unsecured Notes, 7.250% due 1/15/29(a)	628,181
	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
400,000	8.125% due 2/15/29(a)	409,087
200,000	8.375% due 2/15/32(a)	205,826
	NRG Energy Inc., Company Guaranteed Notes:
200,000	3.625% due 2/15/31(a)	178,939
50,000	3.875% due 2/15/32(a)	44,820
100,000	Oceaneering International Inc., Senior Unsecured Notes, 6.000% due 2/1/28	101,306
	OneMain Finance Corp., Company Guaranteed Notes:
100,000	5.375% due 11/15/29	96,176
50,000	7.875% due 3/15/30	52,294
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	Organon & Co./Organon Foreign Debt Co.-Issuer BV:
$200,000	Company Guaranteed Notes, 7.875% due 5/15/34(a)	$210,736
200,000	Senior Secured Notes, 4.125% due 4/30/28(a)	191,204
2,250,000	Senior Unsecured Notes, 5.125% due 4/30/31(a)	2,107,223
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Unsecured Notes, 4.250% due 1/15/29(a)	47,192
330,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(b)	301,732
800,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(a)	820,021
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(b)	178,229
400,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 7.875% due 9/15/30(a)	415,945
	PennyMac Financial Services Inc., Company Guaranteed Notes:
350,000	4.250% due 2/15/29(a)	330,638
50,000	7.875% due 12/15/29(a)	53,058
200,000	7.125% due 11/15/30(a)	203,160
1,350,000	5.750% due 9/15/31(a)	1,301,868
1,300,000	Periama Holdings LLC, Company Guaranteed Notes, 5.950% due 4/19/26	1,293,955
1,950,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	1,865,071
850,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(a)	872,242
1,900,000	Pitney Bowes Inc., Company Guaranteed Notes, 7.250% due 3/15/29(a)	1,841,336
	PNC Financial Services Group Inc., Junior Subordinated Notes:
447,000	5.000% (3-Month TSFR + 3.562%)(b)(d)	438,539
300,000	6.000% (5-Year CMT Index + 3.000%)(b)(d)	299,901
200,000	6.200% (5-Year CMT Index + 3.238%)(b)(d)	200,869
865,000	6.250% (5-Year CMT Index + 2.808%)(b)(d)	860,918
400,000	8.317% (3-Month TSFR + 3.302%)(b)(d)	400,961
50,000	PRA Group Inc., Company Guaranteed Notes, 8.875% due 1/31/30(a)	51,680
1,250,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	1,186,802
1,700,000	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	1,660,571
330,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	351,126
	Prudential Financial Inc., Junior Subordinated Notes:
519,000	5.375% (3-Month USD-SOFR + 3.031%) due 5/15/45(b)	515,412
295,000	5.125% (5-Year CMT Index + 3.162%) due 3/1/52(b)	287,432
220,000	6.500% (5-Year CMT Index + 2.404%) due 3/15/54(b)	227,524
1,150,000	Rain Carbon Inc., Senior Secured Notes, 12.250% due 9/1/29(a)	1,230,761
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$200,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(b)(d)	$198,987
1,200,000	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes, 8.450% due 7/27/30(a)	1,267,284
50,000	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	53,427
1,750,000	Rithm Capital Corp., Senior Unsecured Notes, 8.000% due 4/1/29(a)	1,741,680
1,750,000	Rocket Software Inc., Senior Secured Notes, 9.000% due 11/28/28(a)	1,815,500
	SBL Holdings Inc., Junior Subordinated Notes:
1,195,000	6.500% (5-Year CMT Index + 5.620%)(a)(b)(d)	1,001,258
845,000	7.000% (5-Year CMT Index + 5.580%)(a)(b)(d)	755,943
	Sempra, Junior Subordinated Notes:
510,000	4.875% (5-Year CMT Index + 4.550%)(b)(d)	499,613
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(b)	213,965
700,000	Service Corp. International, Senior Unsecured Notes, 4.000% due 5/15/31	642,362
1,800,000	SM Energy Co., Senior Unsecured Notes, 6.500% due 7/15/28	1,809,911
520,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(b)	508,469
2,000,000	Southern Copper Corp., Senior Unsecured Notes, 3.875% due 4/23/25	1,980,163
50,000	Standard Industries Inc., Senior Unsecured Notes, 3.375% due 1/15/31(a)	43,724
400,000	State Street Corp., Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%)(b)(d)	409,532
3,940,000	StoneX Group Inc., Senior Secured Notes, 7.875% due 3/1/31(a)	4,142,941
2,706,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	2,808,495
1,900,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	1,726,318
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33	1,288,808
150,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	143,048
	Taylor Morrison Communities Inc.:
350,000	Company Guaranteed Notes, 5.750% due 1/15/28(a)	352,913
1,200,000	Senior Unsecured Notes, 5.125% due 8/1/30(a)	1,185,882
	TEGNA Inc., Company Guaranteed Notes:
550,000	4.625% due 3/15/28	516,953
300,000	5.000% due 9/15/29	278,641
250,000	Tempur Sealy International Inc., Company Guaranteed Notes, 3.875% due 10/15/31(a)	219,871
150,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	141,652
7,301,143	TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(a)	7,377,878
1,500,000	TransDigm Inc., Senior Secured Notes, 6.625% due 3/1/32(a)	1,559,955
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$300,000	Tri Pointe Homes Inc., Company Guaranteed Notes, 5.700% due 6/15/28	$301,800
50,000	Triumph Group Inc., Senior Secured Notes, 9.000% due 3/15/28(a)	52,804
	Truist Financial Corp., Junior Subordinated Notes:
810,000	4.800% (5-Year CMT Index + 3.003%)(b)(d)	799,780
700,000	5.100% (5-Year CMT Index + 4.349%)(b)(d)	679,438
275,000	8.703% (3-Month TSFR + 3.364%)(b)(d)	276,283
3,246,000	Uber Technologies Inc., Company Guaranteed Notes, 8.000% due 11/1/26(a)	3,257,017
975,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	915,708
1,800,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	1,755,795
150,000	US Bancorp, Junior Subordinated Notes, 5.300% (3-Month TSFR + 3.176%)(b)(d)	146,397
500,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 7.125% due 3/15/29(a)	513,581
1,950,000	Vector Group Ltd., Senior Secured Notes, 5.750% due 2/1/29(a)	1,976,809
	Venture Global LNG Inc., Senior Secured Notes:
200,000	9.500% due 2/1/29(a)	225,388
100,000	9.875% due 2/1/32(a)	111,100
650,000	Victoria’s Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	566,443
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%)(a)(b)(d)	207,197
120,000	8.000% (5-Year CMT Index + 6.930%)(a)(b)(d)	124,096
380,000	8.875% (5-Year CMT Index + 5.045%)(a)(b)(d)	403,400
500,000	Voya Financial Inc., Junior Subordinated Notes, 7.758% (5-Year CMT Index + 3.358%)(b)(d)	529,862
3,523,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 6.412% due 3/15/26	3,522,663
	Wells Fargo & Co., Junior Subordinated Notes:
1,000,000	3.900% (5-Year CMT Index + 3.453%)(b)(d)	972,553
832,000	5.875%(b)(d)	826,167
824,000	6.850% (5-Year CMT Index + 2.767%)(b)(d)	845,775
800,000	7.625% (5-Year CMT Index + 3.606%)(b)(d)	859,841
500,000	WESCO Distribution Inc., Company Guaranteed Notes, 6.625% due 3/15/32(a)	515,097
300,000	Western Alliance Bancorp, Subordinated Notes, 3.000% (3-Month TSFR + 2.250%) due 6/15/31(b)	271,290
850,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	813,573
600,000	Xerox Holdings Corp., Company Guaranteed Notes, 5.500% due 8/15/28(a)	513,875
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	5,503,077
1,200,000	Zayo Group Holdings Inc., Senior Secured Notes, 4.000% due 3/1/27(a)	1,047,401
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$5,243,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	$4,838,104
	Total United States	246,091,620
	TOTAL CORPORATE BONDS & NOTES (Cost – $635,844,198)	634,363,803
SENIOR LOANS(b) – 8.5%
1,652,000	Audacy Capital Corp., 8.014% (3-Month USD-SOFR + 2.500%) due 11/18/24(c)(g)	726,880
4,389,998	Cengage Learning Inc., 9.538% (6-Month USD-SOFR + 4.250%) due 3/24/31	4,400,973
6,128,880	Chobani LLC, 8.611% (1-Month USD-SOFR + 3.250%) due 10/25/27	6,148,799
5,327,000	Clear Channel International BV, 7.500% (1-Month USD-SOFR +2.250%) due 4/1/27	5,233,778
1,629,064	Container Store Inc., 10.596% (3-Month USD-SOFR + 5.000%) due 1/31/26	1,042,601
3,314,459	Crocs Inc., 7.568% (1-Month USD-SOFR + 2.250%) due 2/20/29	3,324,004
1,874,000	DS Parent Inc., 10.835% (3-Month USD-SOFR + 5.500%) due 1/31/31	1,849,413
334,156	Elevate Textiles Inc., 13.982% (3-Month USD-SOFR + 8.500%) due 9/30/27	327,055
696,503	First Brands Group LLC, 10.514% (3-Month USD-SOFR + 5.000%) due 3/30/27	687,142
994,453	GemmaCert Ltd., 9.000% (6-Month USD-SOFR + 9.000%) due 5/19/24(f)(g)	—
3,160,654	Getty Images Inc., 9.935% (3-Month USD-SOFR + 4.500%) due 2/19/26	3,154,744
4,632,200	HighPeak Energy Inc., 12.985% (3-Month USD-SOFR + 7.500%) due 9/30/26	4,684,312
8,183,290	Inotiv Inc., 12.253% (3-Month USD-SOFR + 6.750%) due 11/5/26	7,855,959
6,262,000	M2S Group Intermediate Holdings Inc. due 8/25/31(i)	5,870,625
2,882,775	Magnite Inc., 9.747% (1-Month USD-SOFR + 4.500%) due 2/6/31	2,899,005
4,670,226	Mountaineer Merger Corp., 12.169% (6-Month USD-SOFR + 7.000%) due 10/26/28	3,782,883
10,120,795	NAI Entertainment Holdings LLC, 10.861% (1-Month USD-SOFR + 3.500%) due 5/8/25	10,079,704
2,000,000	TripAdvisor Inc., 7.997% (1-Month USD-SOFR + 2.750%) due 7/8/31	1,995,840
3,904,444	Trulite Holding Corp., 11.247% (1-Month USD-SOFR + 6.000%) due 3/1/30	3,787,310
2,074,800	United Natural Foods Inc., 9.997% (1-Month USD-SOFR + 4.750%) due 5/1/31	2,079,987
	TOTAL SENIOR LOANS (Cost – $72,215,297)	69,931,014
U.S. GOVERNMENT OBLIGATION – 1.5%
12,191,000	U.S. Treasury Notes 4.375% due 7/31/26 (Cost – $12,275,452)	12,282,433
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
4,010,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.401% due 9/15/36(a)(b)	3,944,922
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$3,410,564	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, 6.884% due 12/15/37(a)(b)	$3,404,169
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $7,384,583)	7,349,091
SOVEREIGN BONDS – 0.6%
Colombia – 0.3%
2,700,000	Colombia Government International Bond, 3.875% due 4/25/2027	2,583,900
Guatemala – 0.0%
200,000	Guatemala Government Bond, 4.375% due 6/5/2027	193,864
Panama – 0.1%
1,100,000	Panama Government International Bond, 3.875% due 3/17/2028	1,037,382
Ukraine – 0.1%
	Ukraine Government International Bond:
48,738	0.000% due 2/1/30(g)	20,592
182,127	0.000% due 2/1/34(g)	56,004
153,910	0.000% due 2/1/35(g)	61,564
128,258	0.000% due 2/1/36(g)	50,790
446,117	1.750% due 2/1/34(g)	195,176
223,058	1.750% due 2/1/35(g)	95,915
223,058	1.750% due 2/1/36(g)	94,800
	Total Ukraine	574,841
United States – 0.1%
122,000	CoBank ACB, 7.250%(b)(d)	125,786
198,000	Farm Credit Bank of Texas, 7.750%(a)(b)(d)	203,355
	Total United States	329,141
	TOTAL SOVEREIGN BONDS (Cost – $4,709,624)	4,719,128
Shares/Units
PREFERRED STOCKS – 2.6%
Bermuda – 0.2%
49,296	Aspen Insurance Holdings Ltd., 5.625%(d)	1,035,709
10,445	Axis Capital Holdings Ltd., 5.500%(d)	230,939
30,038	Enstar Group Ltd., 7.000% (3-Month USD-SOFR + 4.015%)(b)(d)	613,977
	Total Bermuda	1,880,625
United Kingdom – 0.0%
4,046	Argo Blockchain PLC, 8.750%	38,275
United States – 2.4%
18,819	Air Lease Corp., 9.241% (3-Month TSFR + 3.912%)(b)(d)	469,910
	American National Group Inc.:
26,165	5.950% (5-Year CMT Index + 4.322%)(b)(d)	642,874
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
United States – (continued)
55,435	6.625% (5-Year CMT Index + 6.297%)(b)(d)	$1,366,473
8,130	Assurant Inc., 5.250%	178,453
11,565	AT&T Inc., 4.750%(d)	240,205
	Athene Holding Ltd.:
25,555	6.350% (3-Month USD-SOFR + 4.253%)(b)(d)	635,042
22,269	6.375% (5-Year CMT Index + 5.970%)(b)(d)	559,842
10,000	Bank of Hawaii Corp., 8.000%(d)	261,300
204,660	Bitcoin Depot Inc.*(c)(f)	341,782
2,850	CoBank ACB, 6.200% (3-Month USD-SOFR + 3.744%)(b)(d)	284,958
71,733	CTO Realty Growth Inc., 6.375%(d)	1,657,032
1,000	Dairy Farmers of America Inc., 7.875%(a)(c)(d)	96,500
18,271	Equitable Holdings Inc., 5.250%(d)	420,598
11,970	Farm Credit Bank of Texas, 9.611% (3-Month USD-SOFR + 4.010%)(a)(b)(d)	1,197,000
	KeyCorp:
14,085	6.125% (3-Month TSFR + 4.154%)(b)(d)	347,900
29,270	6.200% (5-Year CMT Index + 3.132%)(b)(d)	710,090
	Morgan Stanley:
34,425	5.850%(b)(d)	853,052
15,700	6.375%(b)(d)	394,698
10,000	6.500%(d)	257,300
13,875	6.625%*(d)	371,156
196,289	NGL Energy Partners LP, 12.776% (3-Month TSFR + 7.475%)(b)(d)	4,573,534
28,836	Regions Financial Corp., 5.700% (3-Month TSFR + 3.410%)(b)(d)	685,720
	Reinsurance Group of America Inc.:
15,000	5.750% (3-Month USD-SOFR + 4.040%)(b)	370,950
14,425	7.125% (5-Year CMT Index + 3.456%)(b)	375,916
43,599	Saratoga Investment Corp., 6.000%	1,052,916
12,635	Selective Insurance Group Inc., 4.600%(d)	233,495
15,945	Synchrony Financial, 5.625%(d)	313,319
30,380	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(b)(d)	782,285
	Total United States	19,674,300
	TOTAL PREFERRED STOCKS (Cost – $21,758,384)	21,593,200
EXCHANGE TRADED FUND (ETF) – 1.1%
United States – 1.1%
259,598	Xtrackers USD High Yield Corporate Bond (Cost – $8,932,174)	9,470,135
COMMON STOCKS – 1.1%
United States – 1.1%
15,560	Alpha Partners Technology*(c)(f)	780
22,982	Berenson Acquisition Corp. I*(c)(f)	—
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
147,356	Bitcoin Depot Inc.*(j)	$246,084
77,020	Forum Energy Technologies Inc.*	1,336,297
11,995	Outbrain Inc.*	61,174
2,835,078	Prosomnus Sleep Technologies Inc.*(c)(f)	3,415,135
57	Real Alloy Holding Inc.*(c)(f)	3,764,640
238,311	UpHealth Inc.*(c)	76,260
26,200	Warner Bros Discovery Inc.*	205,408
	Total United States	9,105,778
	TOTAL COMMON STOCKS (Cost – $9,002,389)	9,105,778
WARRANTS – 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(c)(f)	—
502,803	WT PUR COM*(c)(f)	—
	Total Bermuda	—
Canada – 0.0%
29,178,410	Tacora Resources Inc.*(f)	—
Israel – 0.0%
41,956	GemmaCert Ltd.*(c)(f)	—
United States – 0.0%
36,249	Leafly Holdings Inc.*(c)	569
	TOTAL WARRANTS (Cost – $362,512)	569
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $772,484,613)	768,815,151
Face Amount†
SHORT-TERM INVESTMENTS – 5.1%
COMMERCIAL PAPERS – 3.4%
$6,338,000	Bacardi-Martini BV, 5.877% due 10/3/24(k)	6,303,533
6,438,000	DENTSPLY SIRONA Inc., 6.026% due 9/3/24(k)	6,433,715
6,664,000	Nutrien Ltd., 5.459% due 9/23/24(k)	6,639,568
4,612,000	VF Corp., 5.648% due 9/24/24(k)	4,594,741
3,873,000	Whirlpool Corp., 5.881% due 9/16/24(k)	3,862,238
	TOTAL COMMERCIAL PAPERS (Cost – $27,841,954)	27,833,795
CORPORATE NOTE – 0.1%
2,165,123	Tacora Resources Inc., 13.000% due 11/3/23(a)(c)(f)(g) (Cost – $2,165,713)	649,537
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – 1.6%
$681,428	ANZ National Bank – London, 4.680% due 9/3/24	$681,428
11EUR	Citibank – London, 2.570% due 9/2/24	12
12,732,212	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	12,732,212
	TOTAL TIME DEPOSITS (Cost – $13,413,652)	13,413,652
	TOTAL SHORT-TERM INVESTMENTS (Cost – $43,421,319)	41,896,984
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
199,583	Federated Government Obligations Fund, Premier Class, 5.133%(l) (Cost – $199,583)	199,583
	TOTAL INVESTMENTS – 98.1% (Cost – $816,105,515)	810,911,718
	Other Assets in Excess of Liabilities – 1.9%	15,733,467
	TOTAL NET ASSETS – 100.0%	$826,645,185

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $224,393,523 and represents 27.15% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $23,075,512 and represents 2.79% of net assets.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(f)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(g)
Security is currently in default.

(h)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(i)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)
All or a portion of this security is on loan (See Note 5).

(k)
Rate shown represents yield-to-maturity.

(l)
Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate
Summary of Investments by Security Type^
Corporate Bonds & Notes	78.2%
Senior Loans	8.6
Preferred Stocks	2.7
U.S. Government Obligation	1.5
Exchange Traded Fund (ETF)	1.2
Common Stocks	1.1
Collateralized Mortgage Obligations	0.9
Sovereign Bonds	0.6
Warrants	0.0*
Short-Term Investments	5.2
Money Market Fund	0.0*
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
113	$209,502	EchoStar Corp., Call	RJA	12/20/24	$25.00	$(9,944)
73	135,342	EchoStar Corp., Put	RJA	12/20/24	17.50	(16,498)
616	4,887,344	iShares iBoxx HighYield, Call	RJA	10/18/24	78.00	(308,000)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $107,380)				$(334,442)
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

At August 31, 2024, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Norwegian Krone	4,325,000	BBH	$407,927	9/13/24	$—	$(1,639)	$(1,639)
Swedish Krona	6,300,000	BBH	613,954	9/13/24	2,891	—	2,891
Swedish Krona	3,720,000	BBH	362,525	9/13/24	—	(469)	(469)
					$2,891	$(2,108)	$783
Contracts to Sell:
Euro	24,460,000	BBH	$27,050,490	9/13/24	$—	$(303,236)	$(303,236)
Norwegian Krone	35,185,000	BBH	3,318,596	9/13/24	—	(54,608)	(54,608)
Swedish Krona	96,555,000	BBH	9,409,574	9/13/24	—	(228,724)	(228,724)
					$—	$(586,568)	$(586,568)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$2,891	$(588,676)	$(585,785)
Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
RJA	—	Raymond James &Associates
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT – 1.3%
U.S. GOVERNMENT OBLIGATION – 0.5%
	U.S. Treasury Notes:
$4,064,000	4.000% due 7/31/29	$4,111,943
	TOTAL U.S. GOVERNMENT OBLIGATION (Proceeds – $4,118,610)	4,111,943
CORPORATE BONDS & NOTES – 0.8%
Communications – 0.6%
3,333,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.750% due 3/1/30(a)	3,038,125
1,340,000	Frontier Communications Holdings LLC, Secured Notes, 6.000% due 1/15/30(a)	1,235,984
	Total Communications	4,274,109
Consumer Cyclical – 0.1%
1,323,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.200% due 4/15/30	1,064,998
Consumer Non-cyclical – 0.1%
1,000,000	Integra LifeSciences Holdings Corp., Senior Unsecured Notes, 0.500% due 8/15/25	942,500
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $6,065,321)	6,281,607
	TOTAL SECURITIES SOLD SHORT – 1.3% (Proceeds – $10,183,931)	$10,393,550

†
Face amount denominated in U.S. dollars, unless otherwise noted.

(a)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $4,274,109 and represents 0.52% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 92.0%
Alabama – 1.2%
$1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	$1,552,416
1,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,589,374
2,540,000	A2(b)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(c)	2,551,988
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	268,145
175,000	A	5.000% due 3/1/29	180,221
180,000	A	5.000% due 3/1/30	184,869
185,000	A	5.000% due 3/1/31	189,683
145,000	A	5.000% due 3/1/32	148,551
215,000	A	5.000% due 3/1/33	220,138
1,500,000	BBB-	Mobile County Industrial Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/54(a)	1,558,988
1,500,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	1,523,036
		Total Alabama	9,967,409
Alaska – 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,056,417
Arizona – 2.9%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	5,218,216
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,620,247
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,147,741
		City of Glendale AZ, Revenue Bonds:
235,000	AA+	Series A, 5.000% due 7/1/29	239,385
230,000	AA+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 7/1/27(e)	234,526
215,000	AA+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 7/1/28(e)	219,231
85,000	AA+	City of Glendale AZ Excise Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/32	90,077
105,000	AA+	City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, Series Prerefunded 7/1/25@ 100, AGM-Insured, 5.000% due 7/1/26(e)	106,892
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	AA-	Series A, 5.000% due 7/1/27(a)	68,337
90,000	AA-	Series A, 5.000% due 7/1/28(a)	94,240
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,366,148
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
		Maricopa County Industrial Development Authority, Revenue Bonds:
$225,000	AA-	Series A, 5.000% due 1/1/25	$226,444
1,000,000	NR	Series A, 6.250% due 7/1/44(d)	1,048,493
735,000	A2(b)	Series B, 5.000% due 9/1/45(c)	735,000
290,000	AA-	Series C, 5.000% due 1/1/48(c)	290,562
800,000	AA-	Series D, 5.000% due 1/1/46(c)	826,310
3,000,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 4.000% due 12/1/33	3,006,025
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(d)	1,025,073
310,000	AA-	State of Arizona, COP, Series A, 5.000% due 10/1/24	310,475
		Total Arizona	23,873,422
Arkansas – 0.5%
		Arkansas Development Finance Authority, Revenue Bonds:
1,000,000	BB-	4.500% due 9/1/49(a)(d)	1,001,505
1,150,000	BB-	5.700% due 5/1/53(a)	1,226,799
1,000,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(c)	1,004,922
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	518,882
		Total Arkansas	3,752,108
California – 3.3%
200,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(c)	199,744
2,845,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(d)	2,237,610
115,000	A	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	115,089
500,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A4, 8.000% due 1/1/50(a)(d)	504,785
		California Municipal Finance Authority, Revenue Bonds:
1,000,000	BB-	4.000% due 7/15/29(a)	1,002,527
300,000	BB	6.375% due 6/15/64(d)	324,807
600,000	A-	Series A, 5.000% due 8/15/49(f)	649,498
		California Statewide Communities Development Authority, Revenue Bonds:
3,025,000	AA-	5.000% due 4/1/46(c)	3,368,969
2,525,000	BB	5.500% due 12/1/54	2,528,600
1,000,000	BB	Series A, 5.000% due 12/1/46(d)	1,010,231
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
		City of Los Angeles Department of Airports, Revenue Bonds:
$650,000	AA-	4.000% due 5/15/38(a)	$651,152
650,000	AA-	4.000% due 5/15/40(a)	639,038
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	845,339
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(d) .	782,929
		CSCDA Community Improvement Authority, Revenue Bonds:
3,000,000	NR	3.000% due 6/1/47(d)	2,153,625
1,000,000	NR	3.000% due 12/1/56(d)	707,223
1,000,000	NR	4.000% due 8/1/56(d)	898,240
		Golden State Tobacco Securitization Corp., Revenue Bonds:
115,000	NR	Series A1, 5.000% due 6/1/25	116,911
30,000	NR	Series A1, 5.000% due 6/1/26	31,248
290,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, Series A, 5.000% due 7/1/29	292,046
100,000	AA	Oakland Unified School District, GO, AGM-Insured, 5.000% due 8/1/26	102,309
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	366,248
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	775,550
2,250,000	AA-	5.000% due 9/1/26	2,355,845
80,000	AA-	5.000% due 9/1/29	83,539
4,100,000	AA-	5.000% due 3/1/31	4,141,470
435,000	AA-	Series B, 5.000% due 8/1/26	454,579
205,000	AA-	Series C, 5.000% due 8/1/29	213,696
		Total California	27,552,847
Colorado – 2.6%
1,000,000	AA	Adams 12 Five Star Schools, GO, Series B, 5.000% due 12/15/34	1,046,730
		Board of Governors of Colorado State University System, Revenue Bonds:
1,000,000	AA	Series A, 5.000% due 3/1/43	1,155,519
2,000,000	AA	Series C, 4.000% due 3/1/38	2,024,163
1,275,000	AAA	Centennial Water & Sanitation District, Revenue Bonds, 5.000% due 12/1/48	1,399,668
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	AA-	Series A, 5.000% due 11/15/24(a)	65,194
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$315,000	A+	Series A, 5.000% due 12/1/26(a)	$327,398
30,000	AA-	Series A, 5.000% due 11/15/27(a)	31,635
195,000	AA-	Series A, 5.000% due 11/15/28(a)	205,333
455,000	AA-	Series A, 5.000% due 11/15/29(a)	477,442
115,000	AA-	Series A, 5.000% due 11/15/30(a)	120,421
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,830,282
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds, AGM:
500,000	AA	Series A, 5.000% due 12/1/41	558,699
1,000,000	AA	Series A, 5.500% due 12/1/54	1,132,340
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(d)	627,163
60,000	NR	Colorado Health Facilities Authority, Revenue Bonds, Series Prerefunded 11/19/26@ 100, 5.000% due 11/15/49(c)(e)	62,974
50,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	50,603
3,000,000	Aa2(b)	Gunnison Watershed School District No Re 1J, GO, 5.000% due 12/1/47	3,259,041
1,325,000	AA-	State of Colorado, COP, 6.000% due 12/15/39	1,591,906
1,435,000	Aa1(b)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(c)	1,431,056
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	129,439
120,000	AA	5.000% due 12/15/29	124,262
135,000	AA	5.000% due 12/15/31	139,766
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,756,705
		Total Colorado	21,547,739
Connecticut – 0.8%
		State of Connecticut, GO:
90,000	AA-	Series A, 5.000% due 3/15/26	93,361
375,000	AA-	Series A, 5.000% due 4/15/26	389,774
150,000	AA-	Series A, 5.000% due 4/15/30	165,656
170,000	AA-	Series A, 5.000% due 4/15/34	185,311
60,000	AA-	Series A, 5.000% due 4/15/35	65,324
175,000	AA-	Series B, 5.000% due 1/15/26	180,809
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,142,844
100,000	AA-	Series E, 5.000% due 10/15/26	105,075
150,000	AA-	Series E, 5.000% due 10/15/29	156,563
1,260,000	AA-	Series E, 5.000% due 11/15/35	1,450,181
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Connecticut – (continued)
$1,000,000	AA	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/39	$1,129,204
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	353,989
		Total Connecticut	6,418,091
District of Columbia – 1.3%
1,500,000	AA+	District of Columbia, GO, Series A, 5.000% due 6/1/34	1,521,868
2,500,000	AA+	District of Columbia Water & Sewer Authority, Revenue Bonds, Series C, 5.000% due 10/1/27	2,507,156
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
2,625,000	AA-	Series A, 5.000% due 10/1/24(a)	2,628,091
115,000	AA-	Series A, 5.000% due 10/1/28(a)	122,665
95,000	AA-	Series A, 5.000% due 10/1/30(a)	100,694
205,000	AA-	Series A, 5.000% due 10/1/31(a)	215,783
60,000	AA-	Series A, 5.000% due 10/1/34(a)	62,331
55,000	AA-	Series A, 5.000% due 10/1/36(a)	56,925
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,250,000	AA	5.000% due 7/15/36	1,440,025
1,000,000	AA	5.000% due 7/15/37	1,147,517
1,000,000	AA	5.000% due 7/15/38	1,141,622
		Total District of Columbia	10,944,677
Florida – 6.7%
		Brevard County School District, COP:
95,000	Aa3(b)	5.000% due 7/1/27	95,163
215,000	Aa3(b)	5.000% due 7/1/30	215,369
1,000,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	1,010,462
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(d)	511,360
350,000	NR	Series A1, 4.000% due 6/15/29(d)	341,055
2,000,000	NR	Series A1, 5.000% due 7/1/56(d)	1,947,047
540,000	AA+	City of West Palm Beach FL Utility System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/42	559,434
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(a)	62,563
90,000	A+	5.000% due 10/1/31(a)	93,680
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$120,000	A+	Series A, 5.000% due 10/1/29(a)	$121,947
85,000	A+	Series A, 5.000% due 10/1/31(a)	86,259
115,000	A+	Series A, 5.000% due 10/1/32(a)	116,645
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,076,400
65,000	AA+	County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds, Series A, 5.000% due 9/1/24(a)	65,000
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
290,000	A+	Series A, 5.000% due 10/1/24(a)	290,252
160,000	A+	Series A, 5.000% due 10/1/33(a)	160,423
5,000,000	A+	Series A, 5.000% due 10/1/34(a)	5,013,231
215,000	A+	Series B, 5.000% due 10/1/37	215,603
10,000,000	AA	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/44	10,458,613
1,250,000	A3(b)	County of Miami-Dade Seaport Department, Revenue Bonds, Series A, 5.000% due 10/1/47(a)	1,335,261
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	127,250
30,000	A+	Series B, 5.000% due 7/1/28	30,535
190,000	A+	Series B, 5.000% due 7/1/30	193,310
		Florida Development Finance Corp., Revenue Bonds:
1,125,000	NR	6.125% due 7/1/32(a)(c)(d)	1,155,630
600,000	NR	Series A, 6.750% due 6/15/53(d)	662,757
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(d)	1,558,053
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,019,123
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(b)	5.000% due 10/1/24	30,038
45,000	A2(b)	5.000% due 10/1/27	45,944
55,000	A2(b)	Series A, 5.000% due 10/1/30	57,137
60,000	A2(b)	Series A, 5.000% due 10/1/31	62,270
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(a)	1,000,446
100,000	AA-	Series A, Prerefunded 10/1/27@ 100, 5.000% due 10/1/28(a)(e)	105,693
60,000	AA-	Series A, Prerefunded 10/1/27@ 100, 5.000% due 10/1/30(a)(e)	63,416
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(g)	Series B, 5.000% due 6/1/33(a)	895,277
185,000	A+(g)	Series B, 5.000% due 6/1/38(a)	192,119
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$500,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	$517,662
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	530,536
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	588,990
515,000	A+	Series A1, 5.000% due 4/1/35	548,119
755,000	A+	Series A2, 5.000% due 4/1/33(c)	769,701
		Marion County School Board, COP, AGM:
2,950,000	AA	5.000% due 6/1/31	3,352,945
2,000,000	AA	5.000% due 6/1/37	2,301,424
1,625,000	AA	5.000% due 6/1/39	1,843,234
2,000,000	A-	Miami-Dade County Educational Facilities Authority, Revenue Bonds, Series B, AMBAC-Insured, 5.250% due 4/1/25	2,022,804
		Miami-Dade County Expressway Authority, Revenue Bonds:
235,000	A	Series A, 5.000% due 7/1/40	235,136
85,000	A	Series A, 5.000% due 7/1/44	85,047
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	204,974
200,000	Aa2(b)	Orange County School Board, COP, Series C, Prerefunded 8/1/25@ 100, 5.000% due 8/1/29(e)	204,139
		School Board of Miami-Dade County, COP:
120,000	AA	Series A, AGM 5.000% due 5/1/27	121,673
570,000	A+	Series A, 5.000% due 5/1/31	584,635
220,000	A+	Series B, 5.000% due 8/1/27	226,961
395,000	A+	Series B, 5.000% due 5/1/28	399,803
340,000	A+	Series D, 5.000% due 11/1/24	340,865
355,000	A+	Series D, 5.000% due 11/1/25	356,123
230,000	A+	Series D, 5.000% due 11/1/26	230,647
115,000	A+	Series D, 5.000% due 2/1/29	117,700
190,000	A+	Series D, 5.000% due 2/1/30	194,328
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	118,504
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	6,490,288
995,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	982,279
		Total Florida	55,343,282
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – 1.4%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
$30,000	AA-	5.000% due 11/1/27	$30,425
70,000	AA-	5.000% due 11/1/29	70,935
2,000,000	AA-	5.000% due 11/1/40	2,015,830
1,000,000	Ba3(b)	Development Authority Of The City Of Marietta, Revenue Bonds, Series A, 5.000% due 11/1/37(d)	1,013,452
335,000	BBB(EXP)(g)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	364,719
		Main Street Natural Gas Inc., Revenue Bonds:
2,000,000	BBB-	Series C, 4.000% due 8/1/52(c)(d)	1,971,574
1,500,000	Aa1(b)	Series C, 5.000% due 9/1/53(c)	1,604,650
		Municipal Electric Authority of Georgia, Revenue Bonds:
35,000	A	Series GG, 5.000% due 1/1/25	35,034
145,000	A	Series GG, 5.000% due 1/1/26	145,137
3,750,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/29	4,091,398
		Total Georgia	11,343,154
Hawaii – 1.2%
2,500,000	Aa2(b)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,491,832
		City & County of Honolulu HI, GO:
7,105,000	Aa2(b)	Series C, 4.000% due 10/1/32	7,204,428
90,000	Aa2(b)	Series D, 5.000% due 9/1/26	94,313
		Total Hawaii	9,790,573
Idaho – 0.5%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(d)	1,509,973
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,043,140
		Idaho Housing & Finance Association, Revenue Bonds:
95,000	Aa3(b)	5.000% due 7/15/27	101,334
1,000,000	Aaa(b)	5.000% due 8/15/41	1,102,369
30,000	Aa1(b)	Series A, 4.000% due 1/1/50	30,177
250,000	Aa3(b)	Series A, 5.000% due 7/15/30	280,820
250,000	Aa3(b)	Series A, 5.000% due 7/15/31	283,693
		Total Idaho	4,351,506
Illinois – 3.5%
1,040,000	BB+	Chicago Board of Education, GO, Series A, 5.000% due 12/1/47	1,055,638
		Chicago O’Hare International Airport, Revenue Bonds:
285,000	A+	Series B, 5.000% due 1/1/32	286,352
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$1,635,000	A+	Series B, 5.000% due 1/1/41	$1,655,554
155,000	Aaa(b)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	155,641
500,000	A+	County of Cook IL, GO, Series A, 5.000% due 11/15/24	501,543
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,079,574
980,000	AA-	5.000% due 11/15/42	1,074,438
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27@ 100, 5.000% due 2/1/29(e)	5,271
		Illinois Finance Authority, Revenue Bonds:
150,000	AAA	5.000% due 1/1/30	157,202
255,000	AAA	5.000% due 7/1/31	266,710
2,000,000	A+	Series A, 5.000% due 11/15/38	2,014,439
75,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/30(e)	78,068
50,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/34(e)	52,045
255,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/36(e)	265,430
95,000	WD(g)	Series A, Prerefunded 8/15/26@ 100, 5.000% due 8/15/33(e)	98,783
15,000	WD(g)	Series A, Prerefunded 9/1/24@ 100, 5.000% due 9/1/34(e)	15,000
170,000	AA-	Series Prerefunded 1/1/27@ 100, 5.000% due 1/1/36(e)	178,683
870,000	AA-	Series Prerefunded 1/1/28@ 100, 5.000% due 1/1/38(e)	936,230
1,300,000	AA-	Series Prerefunded 1/1/28@ 100, 5.000% due 1/1/44(e)	1,398,965
20,000	NR	Series Prerefunded 2/15/27@ 100, 4.000% due 2/15/41(e)	20,533
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	294,634
105,000	A	Series A, 5.000% due 2/1/31	106,612
1,000,000	A	Series A, 5.000% due 2/1/32	1,016,432
2,000,000	AA-	Illinois State Toll Highway Authority, Revenue Bonds, Series B, 5.000% due 1/1/40	2,034,240
1,045,000	Aa1(b)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,059,637
225,000	Aa2(b)	McHenry County Community Unit School District No 200 Woodstock, GO, Series B, NPFG, zero coupon, due 1/15/25	222,110
175,000	AA+	McHenry County Conservation District, GO, 5.000% due 2/1/27	176,410
2,000,000	A	Metropolitan Pier & Exposition Authority, Revenue Bonds, 5.000% due 6/15/52	2,012,777
		State of Illinois, GO:
225,000	A-	5.000% due 6/1/25	228,227
270,000	A-	5.000% due 2/1/27	279,323
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$180,000	A-	5.000% due 2/1/28	$188,637
60,000	A-	5.000% due 4/1/28	60,077
25,000	A-	5.000% due 5/1/28	25,032
70,000	A-	5.000% due 5/1/32	70,076
190,000	A-	5.000% due 5/1/33	190,195
305,000	A-	5.250% due 2/1/31	305,448
2,000,000	A-	Series A, 5.000% due 3/1/29	2,173,532
365,000	A-	Series B, 5.000% due 9/1/24	365,000
2,980,000	A-	Series B, 5.000% due 5/1/32	3,346,829
405,000	A-	Series D, 5.000% due 11/1/25	414,253
390,000	A-	Series D, 5.000% due 11/1/26	406,697
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa1(b)	Series A, 5.000% due 11/1/25	2,474,491
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	154,109
		Total Illinois	28,900,877
Indiana – 1.5%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	315,408
500,000	NR	City of Valparaiso IN, Revenue Bonds, 4.875% due 1/1/44(a)(d)	518,911
		Indiana Finance Authority, Revenue Bonds:
4,255,000	AAA	5.000% due 2/1/41	4,761,296
70,000	AA	Series A, 5.000% due 10/1/26	70,120
140,000	Aaa(b)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	139,509
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
255,000	A1(b)	5.000% due 1/1/25(a)	256,200
550,000	A1(b)	5.000% due 1/1/35(a)	596,768
550,000	A1(b)	5.250% due 1/1/36(a)	606,975
600,000	A1(b)	5.250% due 1/1/37(a)	659,452
1,500,000	A1(b)	5.250% due 1/1/41(a)	1,622,551
1,895,000	Aa1(b)	Series 202, 6.000% due 1/15/41	2,240,964
75,000	AA+	Northwest Allen School Building Corp., Revenue Bonds, 5.000% due 7/15/30	83,220
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	649,077
		Total Indiana	12,520,451
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Iowa – 1.7%
$1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	$1,156,697
1,785,000	Aaa(b)	City of West Des Moines IA, GO, Series A, 5.000% due 6/1/32	2,048,453
		Iowa Finance Authority, Revenue Bonds:
2,000,000	BBB-	4.750% due 8/1/42	2,004,630
2,000,000	AA+	Series Prerefunded 12/1/32@ 100, 5.000% due 12/1/50(e)	2,323,199
6,440,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	6,577,832
		Total Iowa	14,110,811
Kansas – 0.1%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	1,007,509
25,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	25,011
		Total Kansas	1,032,520
Kentucky – 0.4%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(b)	5.000% due 1/1/25	25,159
15,000	A1(b)	5.000% due 1/1/26	15,463
45,000	A1(b)	5.000% due 1/1/29	46,107
50,000	A1(b)	5.000% due 1/1/30	51,205
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	168,984
145,000	A	5.000% due 5/1/28	156,370
15,000	A	5.000% due 5/1/29	16,146
40,000	AA	5.000% due 5/1/31	42,875
165,000	A	Series A, 5.000% due 2/1/29	169,769
170,000	A	Series A, 5.000% due 2/1/30	174,699
65,000	A	Series A, 5.000% due 2/1/32	66,661
80,000	A	Series A, 5.000% due 2/1/33	81,999
325,000	A	Series B, 5.000% due 11/1/26	340,284
35,000	A1(b)	Series D, 5.000% due 5/1/26	36,365
30,000	A1(b)	Series D, 5.000% due 5/1/27	31,739
30,000	A1(b)	Series D, 5.000% due 5/1/28	31,635
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,667,758
		Total Kentucky	3,123,218
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – 2.3%
$2,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	$2,485,825
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	300,400
2,800,000	A1(b)	Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds, 5.000% due 8/15/37	2,887,316
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,561,531
1,000,000	BB+	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(d)	1,107,196
1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,096,226
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31(f)	3,846,386
4,835,000	AA	Series E, 5.000% due 9/1/33(f)	5,648,419
		Total Louisiana	18,933,299
Maine – 0.5%
		Maine State Housing Authority, Revenue Bonds:
2,500,000	AA+	Series B, 3.150% due 11/15/39	2,172,919
905,000	AA+	Series D, 3.875% due 11/15/37	918,138
1,000,000	SP-1+	Regional School Unit No 14, GO, 5.000% due 5/15/25	1,012,250
		Total Maine	4,103,307
Maryland – 1.7%
600,000	NR	Anne Arundel County Consolidated Special Taxing District, Special Tax, 5.125% due 7/1/36	600,187
5,805,000	AAA	County of Prince George’s MD, GO, Series A, 5.000% due 7/15/29	6,338,128
		Maryland Community Development Administration, Revenue Bonds:
170,000	Aa1(b)	Series B, 4.000% due 9/1/49	170,748
150,000	Aa1(b)	Series C, 3.500% due 3/1/50	149,498
320,000	Aa1(b)	Series C, 5.000% due 9/1/28	345,620
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,694,703
390,000	BB	Maryland Economic Development Corp., Revenue Bonds, 5.750% due 9/1/25	392,758
1,405,000		Baa3(b) Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.500% due 1/1/46	1,428,171
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	2,975,402
		Total Maryland	14,095,215
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – 2.0%
		Commonwealth of Massachusetts, GO:
$745,000	AA+	Series B, 5.000% due 1/1/29	$801,814
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,648,154
2,000,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/31	2,302,556
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,480,329
1,000,000	AA-	5.000% due 7/1/35	1,028,075
1,290,000	AAA	Series A, 4.000% due 7/15/36	1,306,356
800,000	BB	Series A, 5.000% due 7/1/44(d)	834,023
585,000	A+	Series S1, 5.000% due 10/1/24	585,870
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	553,507
4,440,000	AA	Massachusetts State College Building Authority, Revenue Bonds, Series D, 4.000% due 5/1/40	4,457,086
1,310,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series B, 5.000% due 8/1/28	1,436,857
		Total Massachusetts	16,434,627
Michigan – 0.7%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM- Insured, 4.347% due 7/1/32(c)	156,980
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,114,950
750,000	Aa3(b)	Michigan Finance Authority, Revenue Bonds, 5.000% due 11/1/24	752,267
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	511,632
80,000	AA-	Series I, 5.000% due 4/15/35	82,728
375,000	Aa2(b)	Series II, 5.000% due 10/15/32	433,942
500,000	BB	Michigan Strategic Fund, Revenue Bonds, 4.000% due 10/1/61(a)(c)	501,610
1,295,000	Aa1(b)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,360,842
		Total Michigan	5,914,951
Minnesota – 1.4%
		Metropolitan Council, GO:
3,055,000	AAA	Series C, 5.000% due 12/1/27	3,294,839
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,494,488
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,355,244
		Total Minnesota	11,144,571
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Mississippi – 0.7%
$1,500,000	NR	Mississippi Business Finance Corp., Revenue Bonds, 5.000% due 2/1/36(a)(c)(d)	$1,527,558
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	169,874
4,000,000	AA	Series C, 5.000% due 10/1/35	4,286,809
		Total Mississippi	5,984,241
Missouri – 1.4%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,689,554
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,604,923
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,323,160
3,450,000	AA+	Missouri Highway & Transportation Commission, Revenue Bonds, Series A, 5.000% due 5/1/25	3,502,425
45,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	45,256
		Total Missouri	11,165,318
Montana – 0.2%
		Montana Board of Housing, Revenue Bonds:
10,000	AA+	Series A1, 4.000% due 12/1/47(a)	9,982
20,000	AA+	Series B, 4.000% due 6/1/50	20,167
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(g)	5.000% due 2/15/25	60,388
90,000	A+(g)	5.000% due 2/15/26	92,073
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,525,177
		Total Montana	1,707,787
Nebraska – 0.4%
		Nebraska Investment Finance Authority, Revenue Bonds:
105,000	AAA	Series B, 4.000% due 9/1/49(a)	104,658
100,000	AAA	Series E, 3.750% due 9/1/49(a)	99,445
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	117,893
125,000	A+	Series B, 5.000% due 1/1/34	127,997
155,000	A+	Series B, 5.000% due 1/1/36	158,472
1,815,000	A2(b)	Public Power Generation Agency, Revenue Bonds, 5.000% due 1/1/41	1,860,643
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nebraska – (continued)
$1,000,000	Aa3(b)	Ralston Public Schools, GO, 5.000% due 12/15/43	$1,091,931
		Total Nebraska	3,561,039
Nevada – 0.7%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,524,980
		County of Clark NV, GO:
1,340,000	AAA	Series A, 5.000% due 6/1/34	1,432,175
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,784,051
55,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	55,279
		Total Nevada	5,796,485
New Hampshire – 0.1%
1,000,000	B+	New Hampshire Business Finance Authority, Revenue Bonds, 2.950% due 4/1/29(a)(d)	945,121
35,000	BB+	New Hampshire Health & Education Facilities Authority Act, Revenue Bonds, 5.000% due 7/1/26	35,018
		Total New Hampshire	980,139
New Jersey – 1.9%
		New Jersey Economic Development Authority, Revenue Bonds:
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,082,619
580,000	A-	Series XX, Prerefunded 6/15/25@ 100, 5.000% due 6/15/26(e)	591,047
2,950,000	A-	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 9/15/32	3,353,279
100,000	AAA	New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 1A, 5.000% due 12/1/24(a)	100,420
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A-	5.000% due 12/15/28	1,439,010
200,000	A-	5.000% due 12/15/39	213,737
870,000	A-	Series A, zero coupon, due 12/15/27	784,176
195,000	A-	Series A, zero coupon, due 12/15/28	170,076
1,500,000	AA	Series A, 4.000% due 12/15/37	1,519,076
1,600,000	A-	Series A, 5.000% due 6/15/30	1,782,852
220,000	A-	Series A, 5.000% due 12/15/33	234,798
360,000	A-	Series AA, 5.000% due 6/15/25	360,428
215,000	A-	Series AA, 5.000% due 6/15/26	215,232
1,770,000	A-	Series BB, 5.000% due 6/15/44	1,834,354
1,525,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/46	1,674,217
		Total New Jersey	15,355,321
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Mexico – 0.1%
$435,000	AAA	City of Albuquerque NM, GO, Series A, 5.000% due 7/1/32	$494,911
100,000	Aaa(b)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	100,080
		Total New Mexico	594,991
New York – 11.9%
1,430,000	Ba1(b)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46(h)	528,983
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,117,227
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,104,430
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,577,096
500,000	AA	Series B1, 5.250% due 10/1/41	561,586
5,100,000	AA	Series C1, 5.000% due 8/1/31	5,698,976
5,425,000	AA	Series D1, 5.000% due 12/1/34	5,821,855
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,045,478
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(c)	1,020,000
40,000	A	Series B, 5.000% due 9/1/24	40,000
		Metropolitan Transportation Authority, Revenue Bonds:
1,780,000	AA	Series A, 5.250% due 11/15/27	1,875,272
125,000	A-	Series A1, 5.000% due 11/15/35	126,200
145,000	A-	Series A1, 5.000% due 11/15/36	146,322
245,000	A-	Series A2, 5.000% due 11/15/29	258,403
270,000	A-	Series B, 5.000% due 11/15/30	280,635
290,000	A-	Series C1, 5.000% due 11/15/27	302,861
685,000	A-	Series C1, 5.000% due 11/15/28	701,726
300,000	A-	Series C1, 5.000% due 11/15/31	320,979
415,000	A-	Series D1, 5.000% due 11/15/30	416,071
370,000	A3(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	370,501
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	233,962
		New York City Municipal Water Finance Authority, Revenue Bonds:
1,000,000	AA+	5.000% due 6/15/36	1,206,766
2,685,000	AA+	5.000% due 6/15/41	2,915,462
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,036,534
3,000,000	AAA	New York City Transitional Finance Authority, Revenue Bonds, Series F1, 5.000% due 2/1/41	3,377,581
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
$3,200,000	AAA	Series A1, 5.000% due 8/1/41	$3,546,845
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,398,749
1,775,000	AAA	Series B1, 5.000% due 11/1/36	1,780,109
275,000	AAA	Series C2, 5.000% due 5/1/32	293,995
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,047,978
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,007,991
1,700,000	AAA	Series F1, 5.000% due 2/1/41	1,894,747
		New York Liberty Development Corp., Revenue Bonds:
1,000,000	NR	5.000% due 11/15/44(d)	1,000,800
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,338,326
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B-	4.000% due 7/1/45	808,897
2,185,000	AA	Series A, 5.000% due 10/1/31	2,498,567
605,000	Aa3(b)	Series A, 5.000% due 10/1/34	636,615
750,000	Aa1(b)	Series A, 5.000% due 3/15/40	847,866
1,000,000	BBB-	Series A, 5.000% due 7/15/42	1,033,756
4,000,000	Aa1(b)	Series A, 5.000% due 3/15/44	4,442,119
4,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	4,307,824
		New York State Urban Development Corp., Revenue Bonds:
1,250,000	AA+	Series A, 3.000% due 3/15/50	997,481
80,000	AA+	Series A, 5.000% due 3/15/32	83,801
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,639,124
		New York Transportation Development Corp., Revenue Bonds:
475,000	Baa2(b)	4.000% due 7/1/41(a)	455,747
2,000,000	Baa1(b)	5.000% due 12/1/36(a)	2,149,718
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,678,489
1,000,000	Baa3(b)	5.500% due 6/30/60(a)	1,065,127
1,500,000	BB+	5.625% due 4/1/40(a)	1,615,882
1,500,000	BB+	6.000% due 4/1/35(a)	1,686,382
1,000,000	Baa3(b)	6.000% due 6/30/54(a)	1,092,572
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(d)	1,435,295
		Port Authority of New York & New Jersey, Revenue Bonds:
1,160,000	AA-	5.000% due 1/15/39(a)	1,257,330
2,500,000	AA-	Series 205, 5.000% due 11/15/33	2,653,799
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$5,000,000	AA-	Series 207, 5.000% due 9/15/24(a)	$5,002,360
2,500,000	AA-	Series 207, 5.000% due 9/15/29(a)	2,627,147
1,750,000	AA-	Series 207, 5.000% due 9/15/31(a)	1,829,279
400,000	WR(b)	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24@ 100, 4.000% due 10/15/32(e)	400,371
50,000	Aa1(b)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	49,403
2,000,000	AA-	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.000% due 11/15/25	2,058,394
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,354,778
		Total New York	98,102,569
North Carolina – 0.3%
1,725,000	Aa1(b)	North Carolina Turnpike Authority, Revenue Bonds, 5.000% due 1/1/34	2,040,064
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	112,916
		Total North Carolina	2,152,980
North Dakota – 0.2%
		North Dakota Housing Finance Agency, Revenue Bonds:
850,000	Aa1(b)	Series A, 3.750% due 7/1/38	843,272
970,000	Aa1(b)	Series C, 3.950% due 1/1/32	994,878
		Total North Dakota	1,838,150
Ohio – 2.0%
3,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,625,270
2,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	2,055,342
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26@ 100, 5.000% due 12/1/32(e)	5,191
875,000	BBB-(g)	County of Hamilton OH, Revenue Bonds, 5.500% due 1/1/43	920,994
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	137,945
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,101,494
		Jefferson County Port Authority, Revenue Bonds:
2,750,000	Ba1(b)	3.500% due 12/1/51(a)(d)	2,218,219
1,000,000	Ba1(b)	5.000% due 12/1/53(a)(c)(d)	1,027,822
1,500,000	B-	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(d)	1,483,905
40,000	Aaa(b)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	40,545
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
$2,550,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/39	$2,561,672
50,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series B, 5.000% due 12/1/31	57,732
1,000,000	AAA	State of Ohio, GO, Series A, 5.000% due 3/1/28	1,084,272
210,000	AA-	University of Cincinnati, Revenue Bonds, Series C, 5.000% due 6/1/31	237,507
		Total Ohio	16,557,910
Oklahoma – 1.8%
500,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26 .	520,811
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	960,851
800,000	AA	5.000% due 9/1/39	898,292
1,150,000	AA	5.000% due 9/1/40	1,282,230
2,000,000	AA-	Grand River Dam Authority, Revenue Bonds, 5.000% due 6/1/42	2,223,232
950,000	AA-	Oklahoma Capitol Improvement Authority, Revenue Bonds, Series B, 5.000% due 7/1/31	1,080,192
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,434,072
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB	Series B, 5.500% due 8/15/52	2,062,590
825,000	BB	Series B, 5.500% due 8/15/57	848,745
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/26(e)	50,350
175,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/27(e)	176,224
60,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/28(e)	60,420
45,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/29(e)	45,315
60,000	A	Series B, 5.000% due 1/1/27	60,386
1,850,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/41	2,103,841
		Total Oklahoma	14,807,551
Oregon – 1.1%
85,000	Aa1(b)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	90,376
		Oregon State Lottery, Revenue Bonds:
4,850,000	AAA	Series A, 5.000% due 4/1/43	5,403,504
3,000,000	AAA	Series D, 5.000% due 4/1/29	3,038,348
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	318,837
165,000	AA-	5.000% due 7/1/29	177,981
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oregon – (continued)
$205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	$211,247
		Total Oregon	9,240,293
Pennsylvania – 2.9%
1,000,000	BB-	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	809,207
		City of Philadelphia PA, GO:
85,000	A	Series B, 5.000% due 8/1/27	86,604
300,000	A	Series B, 5.000% due 8/1/29	305,092
320,000	A	Series B, 5.000% due 8/1/30	325,287
335,000	A	Series B, 5.000% due 8/1/31	340,323
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	556,343
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,090,123
500,000	A	Series B, 5.000% due 6/1/25	508,061
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,011,057
5,000,000	A+	4.000% due 9/15/34	5,077,477
810,000	A+	5.000% due 9/15/29	843,599
1,000,000	A+	5.000% due 6/15/34	1,003,529
925,000	A+	Series 1st, 4.000% due 3/1/38	935,080
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A	5.000% due 11/1/38	846,757
1,000,000	A	5.000% due 11/1/39	1,055,722
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(b)	5.500% due 6/30/37(a)	1,121,783
1,500,000	Baa2(b)	5.500% due 6/30/39(a)	1,665,707
600,000	BB-	Series B, 5.250% due 12/1/38(c)	609,690
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	37,336
35,000	AA	Series A, 5.000% due 8/15/28	37,146
60,000	AA	Series A, 5.000% due 8/15/30	63,341
775,000	AA	Series B, 4.000% due 8/15/38	803,392
1,000,000	AA	Series C, 4.000% due 8/15/41	1,003,493
		Pennsylvania Turnpike Commission, Revenue Bonds:
45,000	Aa3(b)	Series A1, 5.000% due 12/1/29	48,036
30,000	Aa3(b)	Series A1, 5.000% due 12/1/34	31,770
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$35,000	A+	Series A2, 5.000% due 12/1/28	$36,787
35,000	A+	Series A2, 5.000% due 12/1/33	37,640
1,500,000	Aa2(b)	West Shore School District, GO, 5.000% due 11/15/43	1,539,390
		Total Pennsylvania	23,829,772
Puerto Rico – 1.1%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	949,206
1,000,000	NR	Series A1, 4.000% due 7/1/46	927,091
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(d)	1,018,595
1,000,000	NR	Series B, 4.000% due 7/1/42(d)	948,394
1,000,000	NR	Series B, 4.000% due 7/1/47(d)	922,220
4,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	4,015,889
		Total Puerto Rico	8,781,395
Rhode Island – 0.4%
		Providence Public Building Authority, Revenue Bonds, AGC:
400,000	AA	Series A, 5.250% due 9/15/41	447,030
410,000	AA	Series A, 5.250% due 9/15/43	453,350
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	243,315
1,000,000	AA	Series A, 5.000% due 5/15/42	1,103,789
65,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	65,287
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	52,550
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,165,598
		Total Rhode Island	3,530,919
South Carolina – 1.0%
1,585,000	AA	Aiken County Consolidated School District, GO, Series A, 4.000% due 4/1/38	1,616,601
1,000,000	A1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(c)	1,079,916
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,039,665
1,000,000	NR	7.750% due 11/15/58	1,042,656
1,600,000	A+	Series A, 5.250% due 11/1/41	1,820,323
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
		South Carolina Ports Authority, Revenue Bonds:
$65,000	A+	5.000% due 7/1/28(a)	$69,076
140,000	A+	5.000% due 7/1/30(a)	147,984
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	189,040
275,000	A-	Series B, 5.000% due 12/1/36	280,590
115,000	A-	Series C, 5.000% due 12/1/25	115,414
115,000	A-	Series C, 5.000% due 12/1/26	115,228
90,000	A-	Series C, 5.000% due 12/1/27	90,171
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
100,000	Aaa(b)	Series A, 4.000% due 1/1/50	100,761
95,000	Aaa(b)	Series A, 4.000% due 7/1/50	95,683
		Total South Carolina	7,803,108
Tennessee – 1.1%
2,935,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	3,357,576
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,025,900
40,000	BBB	Knox County Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 4/1/25	40,286
25,000	A	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, 5.000% due 7/1/31	27,708
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 7/1/48	1,095,769
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,266,447
1,240,000	Aa1(b)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(c)	1,241,702
1,225,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2B, 3.950% due 1/1/38	1,225,534
		Total Tennessee	9,280,922
Texas – 13.4%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,927,879
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	1,990,350
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,076,836
425,000	AA	Bell County Water Control & Improvement District No 1, Revenue Bonds, 5.000% due 7/10/32	484,272
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$1,500,000	Aaa(b)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	$1,521,222
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/31(e)	35,645
30,000	A+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/32(e)	30,553
60,000	A+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/34(e)	61,106
160,000	A+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/40(e)	162,950
600,000	A+	Series B, 4.000% due 1/1/41	600,920
375,000	A+	Series B, 5.000% due 1/1/29	405,674
1,800,000	A+	Series E, 5.000% due 1/1/38	1,932,631
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,880,546
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(a)	165,352
80,000	A+	5.000% due 11/15/29(a)	80,172
		City of Corpus Christi TX Utility System Revenue, Revenue Bonds:
480,000	AA-	4.250% due 7/15/54	475,513
980,000	AA-	5.000% due 7/15/40	1,102,784
995,000	AA	City of El Paso TX Water & Sewer Revenue, Revenue Bonds, 5.000% due 3/1/41	1,071,060
120,000	Aa3(b)	City of Houston TX, GO, Series A, 5.000% due 3/1/25	121,307
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(b)	Series A, 5.000% due 7/1/26(a)	51,687
60,000	A1(b)	Series A, 5.000% due 7/1/27(a)	62,765
30,000	A1(b)	Series A, 5.000% due 7/1/28(a)	31,850
90,000	A1(b)	Series B, 5.000% due 7/1/28	97,609
360,000	A1(b)	Series B, 5.000% due 7/1/29	389,990
1,500,000	A1(b)	Series D, 5.000% due 7/1/25	1,525,481
2,330,000	A1(b)	Series D, 5.000% due 7/1/26	2,427,609
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(b)	Series A, 5.000% due 11/15/41	1,123,750
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,025,817
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	522,769
480,000	A+	Series A, 5.000% due 7/1/28(a)	509,251
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(c)	976,405
500,000	A+	4.000% due 2/1/43	499,827
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$45,000	AA-	5.000% due 2/1/29	$47,701
30,000	AA-	5.000% due 2/1/30	31,772
45,000	AA-	5.000% due 2/1/31	47,538
35,000	AA-	5.000% due 2/1/33	36,849
750,000	A+	5.000% due 2/1/42	812,956
90,000	AA-	5.250% due 2/1/25	90,905
3,000,000	Baa3(b)	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	3,043,144
3,000,000	Aaa(b)	Comal Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/27	3,170,947
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,597,082
1,795,000	Aaa(b)	County of Harris TX, GO, Series A, 5.000% due 9/15/32	2,078,346
1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	1,597,973
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	1,989,192
620,000	AAA	5.000% due 2/15/25	626,495
105,000	AAA	5.000% due 2/15/27	108,396
1,000,000	AAA	Series A, 3.400% due 2/15/31	1,000,152
1,925,000	AAA	Series A, 5.000% due 2/15/26	1,993,555
2,415,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, 5.000% due 11/1/40(f)	2,717,618
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(b)	5.000% due 8/15/29	1,413,218
1,000,000	Aaa(b)	5.000% due 8/15/30	1,126,841
3,325,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	3,360,350
200,000	AAA	Frisco Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/31	226,536
		Georgetown Independent School District, GO, PSF-GTD:
1,000,000	AAA	3.750% due 8/15/41	993,189
1,000,000	AAA	3.875% due 8/15/44	974,779
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	161,130
125,000	AA+	Series A, 5.000% due 10/1/32	133,928
190,000	AA+	Series A, 5.000% due 10/1/33	203,220
145,000	AA+	Series A, 5.000% due 10/1/34	154,848
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
$1,500,000	AA-	5.000% due 7/1/39	$1,532,833
315,000	AA-	5.000% due 7/1/49(c)	317,198
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	7,621,218
7,050,000	AAA	5.000% due 2/15/34	7,354,505
2,000,000	AAA	Leander Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/15/27	2,039,804
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(a)	40,662
90,000	A	5.000% due 11/1/31(a)	91,428
1,120,000	A	Lower Colorado River Authority, Revenue Bonds, 5.000% due 5/15/31	1,263,498
1,000,000	Aaa(b)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,118,333
5,000,000	AAA	Midland Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/40	5,136,615
2,500,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(a)(d)	2,502,532
1,000,000	Aaa(b)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	1,016,287
55,000	AA-	North Harris County Regional Water Authority, Revenue Bonds, 4.000% due 12/15/24	55,037
2,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(d)	1,975,679
		North Texas Tollway Authority, Revenue Bonds:
1,750,000	AA-	Series A, 5.000% due 1/1/28	1,799,554
35,000	AA-	Series A, 5.000% due 1/1/30	35,942
40,000	AA-	Series A, 5.000% due 1/1/33	41,747
1,000,000	A+	Series A, 5.000% due 1/1/38	1,003,805
200,000	AA-	Series A, 5.000% due 1/1/39	203,224
185,000	A+	Series B, 5.000% due 1/1/25	186,220
160,000	AA-	Series B, 5.000% due 1/1/30	161,214
20,000	A+	Series B, 5.000% due 1/1/31	20,424
85,000	A+	Series B, 5.000% due 1/1/32	88,381
1,000,000	Aaa(b)	Northside Independent School District, GO, Series B PSF-GTD-Insured, 3.450% due 8/1/54(c)	1,012,249
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD- Insured, 5.000% due 2/15/38	1,022,610
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Permanent University Fund – University of Texas System, Revenue Bonds:
$50,000	Aaa(b)	Series B, 5.000% due 7/1/29	$51,986
3,025,000	AAA	Series B, 5.000% due 7/1/36	3,635,576
1,000,000	NR	Port of Beaumont Navigation District, Revenue Bonds, Series A, 5.250% due 1/1/54(a)(d)	1,062,161
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,503,223
150,000	AAA	5.000% due 8/1/26(a)	150,174
200,000	AAA	5.500% due 8/1/26(a)	209,597
350,000	AAA	Series B, 5.000% due 8/1/25(a)	350,486
2,750,000	A1(b)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	3,096,958
		Texas Department of Housing & Community Affairs, Revenue Bonds:
389,797	Aaa(b)	2.950% due 7/1/36	348,290
245,000	AA+	Series A, 4.000% due 3/1/50	247,173
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	645,828
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	142,466
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,151,302
180,000	AAA	Series A, 5.000% due 4/15/25	182,667
75,000	AAA	Series A, 5.000% due 10/15/25	77,061
125,000	AAA	Series A, 5.000% due 4/15/26	130,006
190,000	AAA	Series A, 5.000% due 4/15/29	202,135
505,000	AAA	Series A, 5.000% due 4/15/30	536,159
		Total Texas	110,474,489
Utah – 0.6%
600,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(d).	620,377
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(a)	36,086
115,000	A+	Series A, 5.000% due 7/1/28(a)	119,786
155,000	A+	Series A, 5.000% due 7/1/30(a)	163,055
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,357,513
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,488,261
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Utah – (continued)
$1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	$1,102,386
		Total Utah	4,887,464
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	782,898
675,000	A	Series A, 5.000% due 6/15/30(a)	706,650
		Total Vermont	1,489,548
Virgin Islands – 0.2%
1,500,000	NR	Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Series A, 5.000% due 10/1/39	1,561,267
Virginia – 1.6%
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28@ 100, 5.000% due 7/1/35(e)	3,432,635
1,800,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,668,437
2,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	2,000,228
550,000	BB+(g)	Virginia Beach Development Authority, Revenue Bonds, Series B3, 5.375% due 9/1/29 .	572,043
		Virginia College Building Authority, Revenue Bonds:
110,000	AA+	5.000% due 2/1/32	126,753
165,000	AA+	Series D, 5.000% due 2/1/26	170,704
265,000	AA+	Series E, 5.000% due 2/1/30	284,322
305,000	AA+	Series E, 5.000% due 2/1/31	325,876
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	384,349
3,575,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series E2, 3.900% due 7/1/55(c)	3,575,685
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	559,416
		Total Virginia	13,100,448
Washington – 5.5%
1,690,000	Baa2(b)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,793,563
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,099,887
		Port of Seattle WA, Revenue Bonds:
35,000	AA-	5.000% due 2/1/27	36,030
70,000	AA-	5.000% due 2/1/29	72,031
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
$85,000	AA-	Series A, 5.000% due 5/1/29(a)	$88,547
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,028,284
980,000	AA	Series B, 5.000% due 10/1/27(a)	1,007,718
135,000	AA	Series B, 5.000% due 10/1/29(a)	138,692
575,000	Baa3(b)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	615,757
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	52,194
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,678,481
6,250,000	AA+	Series A, 5.000% due 8/1/38	7,227,534
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,205,980
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,764,285
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,435,105
50,000	AA+	Series R2017A, 5.000% due 8/1/28	52,147
50,000	AA+	Series R2017A, 5.000% due 8/1/30	52,033
355,000	AA+	Series R2018C, 5.000% due 8/1/30	376,393
640,000	AA+	Series R2018D, 5.000% due 8/1/33	676,547
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,279,792
1,000,000	AA	Three Rivers Regional Wastewater Authority, Revenue Bonds, 5.000% due 9/1/32	1,146,324
		Washington Health Care Facilities Authority, Revenue Bonds:
780,000	BBB+	5.000% due 7/1/42	783,473
115,000	A	Series A, 5.000% due 10/1/24	115,048
15,000	Baa2(b)	Washington Higher Education Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	15,401
2,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	1,489,813
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,074,373
500,000	BBB	6.250% due 7/1/59(d)	551,984
		Total Washington	44,857,416
West Virginia – 1.3%
10,000,000	AA-	State of West Virginia, GO, Series B, 5.000% due 12/1/34	10,654,259
Wisconsin – 1.6%
3,385,000	AAA	County of Dane WI, GO, Series A, 3.000% due 6/1/25	3,384,212
		Public Finance Authority, Revenue Bonds:
2,000,000	NR	4.250% due 7/1/54(a)	1,665,229
500,000	NR	5.375% due 12/15/32(d)	501,388
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
$2,660,000	Aa2(b)	Series A, 4.000% due 8/1/59	$2,670,086
500,000	NR	Series A, 5.000% due 6/1/36(d)	500,433
1,000,000	BBB-	Series A, 5.750% due 7/1/53(d)	1,087,615
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(d)	1,018,917
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	AA	4.000% due 4/1/39	992,967
255,000	A+	5.000% due 11/15/24	255,583
50,000	A2(b)	5.000% due 6/1/27	50,045
195,000	A+	5.000% due 11/15/27	195,594
30,000	A2(b)	5.000% due 6/1/32	30,019
70,000	A2(b)	5.000% due 6/1/39	70,030
500,000	BBB	Series A, 5.500% due 2/15/54	546,143
325,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	324,054
		Total Wisconsin	13,292,315
		TOTAL MUNICIPAL BONDS (Cost – $752,614,779)	757,643,168
Shares/Units
EXCHANGE TRADED FUND (ETF) – 4.1%
666,330		Vanguard Tax-Exempt Bond Index(i) (Cost – $33,421,465)	33,756,278
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $786,036,244)	791,399,446
Face Amount†
SHORT-TERM INVESTMENTS – 4.5%
MUNICIPAL BONDS – 1.7%
$3,450,000	Bristol-Plymouth Regional Vocational Technical School District, GO, 4.000% due 2/28/25	3,466,044
3,000,000	Brownsburg 1999 School Building Corp., Revenue Notes, Series A, 4.500% due 3/15/25	3,002,671
5,300,000	City of Los Angeles CA, Revenue Notes, 5.000% due 6/26/25	5,401,372
1,400,000	PMA Levy & Aid Anticipation Notes Program, Revenue Notes, Series A, 5.000% due 9/25/24	1,401,151
	TOTAL MUNICIPAL BONDS (Cost – $13,242,035)	13,271,238
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount†	Security	Value
TIME DEPOSITS – 2.8%
$88,569	Citibank – New York, 4.680% due 9/3/24	$88,569
6,152,664	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	6,152,664
17,033,348	Skandinaviska Enskilda Banken AB – Stockholm, 4.680% due 9/3/24	17,033,348
	TOTAL TIME DEPOSITS (Cost – $23,274,581)	23,274,581
	TOTAL SHORT-TERM INVESTMENTS (Cost – $36,516,616)	36,545,819
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.9%
MONEY MARKET FUND – 0.9%
7,504,570	Federated Government Obligations Fund, Premier Class, 5.133%(j) (Cost – $7,504,570)	7,504,570
	TOTAL INVESTMENTS – 101.5% (Cost – $830,057,430)	835,449,835
	Liabilities in Excess of Other Assets – (1.5)%	(12,453,223)
	TOTAL NET ASSETS – 100.0%	$822,996,612

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)
Rating by Moody’s Investors Service. All ratings are unaudited.

(c)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.

(d)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $54,561,175 and represents 6.63% of net assets.

(e)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)
When-Issued or delayed delivery security.

(g)
Rating by Fitch Ratings Service. All ratings are unaudited.

(h)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $528,983 and represents 0.06% of net assets.

(i)
All or a portion of this security is on loan (See Note 5).

(j)
Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Municipal Fixed Income Fund (concluded)

Abbreviations used in this schedule:
AGM
    —    Assured Guaranty Municipal Corporation

AMBAC
    —    American Bond Assurance Corporation

COP
    —    Certificate of Participation

ETF
    —    Exchange Traded Fund

GO
    —    General Obligation

MTA
    —    Metropolitan Transportation Authority

NPFG
    —    National Public Finance Guarantee Corporation

PSF-GTD
    —    Permanent School Fund Guaranteed

Summary of Investments by Security Industry^
General Obligation	39.7%
Education	15.3
Water and Sewer	7.6
Airport	6.4
Development	5.9
Health Care Providers & Services	5.5
Transportation	4.2
Single Family Housing	1.6
Power	1.5
Multifamily Housing	1.0
Tobacco Settlement	0.9
Bond Bank	0.7
Utilities	0.7
Housing	0.4
Nursing Homes	0.4
Student Loan	0.3
Pollution	0.1
Facilities	0.1
Exchange Traded Funds (ETFs)	4.0
Short-Term Investments	2.8
Money Market Fund	0.9
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – 18.5%
$1,108,766	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 6.172% (1-Month TSFR + 0.894%) due 10/25/35(a)	$1,095,268
3,909,734	ABFC Trust, Series 2003-OPT1, Class A3, 6.072% (1-Month TSFR + 0.794%) due 4/25/33(a)	3,878,085
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 5.662% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,314,432
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 6.713% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	5,002,875
6,507,000	ARES LI CLO Ltd., Series 2019-51A, Class BR, 7.313% (3-Month TSFR + 2.012%) due 7/15/34(a)(b)	6,509,174
806,545	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.723% (1-Month TSFR + 0.394%) due 12/25/36(a)	789,973
	Barings CLO Ltd.:
2,860,000	Series 2020-1A, Class BR, 7.213% (3-Month TSFR + 1.912%) due 10/15/36(a)(b)	2,860,639
13,505,000	Series 2021-1A, Class B, 6.946% (3-Month TSFR + 1.662%) due 4/25/34(a)(b)	13,504,942
4,300,000	Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class B, 7.244% (3-Month TSFR + 1.962%) due 10/20/34(a)(b)	4,301,029
5,475,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class B1R, 7.191% (3-Month TSFR + 1.912%) due 7/18/34(a)(b)	5,476,300
1,827,571	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 5.542% (1-Month TSFR + 0.264%) due 8/25/36(a)	1,765,466
1,765,513	CHEC Loan Trust, Series 2004-1, Class A3, 6.392% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	1,718,270
241,126	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 6.142% (1-Month TSFR + 0.864%) due 5/25/34(a)	241,110
1,404,477	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.492% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	1,366,869
2,417,972	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 6.578% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,391,789
2,630,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.580% due 4/17/28	2,673,027
3,867,524	Fremont Home Loan Trust, Series 2003-A, Class M1, 6.367% (1-Month TSFR + 1.089%) due 8/25/33(a)	4,002,290
2,810,000	Home Equity Asset Trust, Series 2005-6, Class M5, 6.337% (1-Month TSFR + 1.059%) due 12/25/35(a)	2,690,137
6,500,000	Invesco CLO Ltd., Series 2022-3A, Class B, 8.032% (3-Month TSFR + 2.750%) due 10/22/35(a)(b)	6,519,139
642,777	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 5.632% (1-Month TSFR + 0.354%) due 5/25/37(a)	637,998
1,750,661	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 6.292% (1-Month TSFR + 1.014%) due 10/25/34(a)	1,676,162
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,315,519	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 13.263% (3-Month TSFR + 7.962%) due 4/15/29(a)(b)	$1,315,505
1,849,117	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 6.172% (1-Month TSFR + 0.894%) due 2/25/34(a)	1,926,656
	Merrill Lynch Mortgage Investors Trust:
236,895	Series 2005-FM1, Class M1, 6.112% (1-Month TSFR + 0.834%) due 5/25/36(a)	234,471
1,438,560	Series 2006-OPT1, Class A2C, 5.692% (1-Month TSFR + 0.414%) due 8/25/37(a)	1,347,622
639,323	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 5.712% (1-Month TSFR + 0.434%) due 5/25/36(a)	634,051
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 6.712% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,395,804
539,771	Series 2005-WCW2, Class M2, 6.187% (1-Month TSFR + 0.909%) due 7/25/35(a)	534,876
2,116,468	Ramp Trust, Series 2004-RS8, Class MII2, 5.661% (1-Month TSFR + 1.264%) due 8/25/34(a)	2,126,593
9,505,000	RR 4 Ltd., Series 2018-4A, Class A2, 7.113% (3-Month TSFR + 1.812%) due 4/15/30(a)(b)	9,505,355
	Santander Drive Auto Receivables Trust:
7,495,774	Series 2022-2, Class B, 3.440% due 9/15/27	7,431,727
3,929,829	Series 2024-2, Class A2, 5.800% due 9/15/27	3,938,358
2,236,365	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 6.157% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,251,471
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 11.351% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	303,386
2,808,669	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 6.097% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,827,646
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 8.017% (1-Month TSFR + 2.739%) due 11/25/35(a)	2,521,334
395,103	Series 2006-BC6, Class A4, 5.562% (1-Month TSFR + 0.284%) due 1/25/37(a)	390,015
489,527	Series 2006-GEL1, Class M2, 6.592% (1-Month TSFR + 1.314%) due 11/25/35(a)(b)	486,070
654,533	Series 2007-BC3, Class 2A3, 5.572% (1-Month TSFR + 0.294%) due 5/25/47(a)	630,529
	Terwin Mortgage Trust:
6,738,000	Series 2006-5, Class 1A2C, 5.992% (1-Month TSFR + 0.714%) due 7/25/37(a)(b)	6,441,151
2,465,000	Series 2006-7, Class 1A2C, 5.932% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	2,164,152
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 12.153% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	$626,660
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 6.794% (3-Month TSFR + 1.512%) due 1/20/31(a)(b)	1,292,339
2,850,000	Wellfleet CLO Ltd., Series 2019-1A, Class A2R, 7.344% (3-Month TSFR + 2.062%) due 7/20/32(a)(b)	2,854,150
7,000,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A2R, 7.294% (3-Month TSFR + 2.012%) due 7/20/32(a)(b)	7,001,667
	TOTAL ASSET-BACKED SECURITIES (Cost – $132,043,735)	133,596,562
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.3%
1,588,216	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 6.372% (1-Month TSFR + 1.094%) due 6/25/35(a)	1,569,676
430,964	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 5.712% (1-Month TSFR + 0.434%) due 2/25/34(a)	403,971
8,200,000	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 14.713% (SOFR30A + 9.364%) due 11/25/39(a)(b)	9,150,703
3,277,859	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.592% (1-Month TSFR + 0.314%) due 8/25/47(a)	3,021,119
3,386,354	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
	Series 2016-C02, Class 1B, 17.713% (SOFR30A + 12.364%) due 9/25/28(a)@	3,891,750
1,953,253	Series 2016-C03, Class 2M2, 11.363% (SOFR30A + 6.014%) due 10/25/28(a)@	2,055,144
1,257,855	Series 2016-C04, Class 1B, 15.713% (SOFR30A + 10.364%) due 1/25/29(a)@	1,433,499
4,637,130	Series 2016-C06, Class 1B, 14.713% (SOFR30A + 9.364%) due 4/25/29(a)@	5,250,173
2,274,924	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 7.106% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,376,141
5,438,000	Freddie Mac STACR REMIC Trust: Series 2020-DNA1, Class B2, 10.713% (SOFR30A + 5.364%) due 1/25/50(a)(b)	6,002,136
3,780,000	Series 2020-DNA5, Class B2, 16.849% (SOFR30A + 11.500%) due 10/25/50(a)(b)	5,192,215
1,500,000	Series 2020-DNA6, Class B2, 10.999% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,672,650
1,280,000	Series 2020-HQA3, Class B2, 15.463% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,690,723
1,260,000	Series 2020-HQA4, Class B2, 14.863% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,633,065
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA2, Class B2, 15.963% (SOFR30A + 10.614%) due 3/25/49(a)(b)	6,017,334
4,870,000	Series 2019-DNA3, Class B2, 13.613% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,630,937
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,588,000	Series 2019-DNA4, Class B2, 11.713% (SOFR30A + 6.364%) due 10/25/49(a)(b)	$5,058,745
5,800,000	Series 2019-FTR1, Class B2, 13.813% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,897,952
4,030,000	Series 2019-HQA1, Class B2, 17.713% (SOFR30A + 12.364%) due 2/25/49(a)(b)	5,074,110
5,500,000	Series 2019-HQA2, Class B1, 9.563% (SOFR30A + 4.214%) due 4/25/49(a)(b)	5,943,175
3,100,000	Series 2019-HRP1, Class B1, 9.513% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,483,611
5,000,000	Series 2019-HRP1, Class B2, 14.963% (SOFR30A + 9.614%) due 2/25/49(a)(b)	5,743,750
	Freddie Mac Structured Agency Credit Risk Debt Notes:
4,760,465	Series 2015-DNA2, Class B, 13.013% (SOFR30A + 7.664%) due 12/25/27(a)	4,937,298
1,906,096	Series 2016-DNA1, Class B, 15.463% (SOFR30A + 10.114%) due 7/25/28(a)	2,102,750
1,058,939	Series 2016-DNA4, Class B, 14.063% (SOFR30A + 8.714%) due 3/25/29(a)@	1,177,786
4,290,000	Series 2017-HQA3, Class B1, 9.913% (SOFR30A + 4.564%) due 4/25/30(a)@	4,589,917
2,448,030	HomeBanc Mortgage Trust, Series 2005-4, Class M3, 6.202% (1-Month TSFR + 0.924%) due 10/25/35(a)	2,254,268
3,051,968	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 5.812% (1-Month TSFR + 0.534%) due 11/25/36(a)	2,854,060
	STACR Trust:
4,150,015	Series 2018-HRP1, Class B1, 9.213% (SOFR30A + 3.864%) due 4/25/43(a)(b)	4,299,600
4,700,375	Series 2018-HRP1, Class B2, 17.213% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,699,205
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $108,924,315)	117,107,463
CORPORATE BONDS & NOTES – 11.4%
Consumer Cyclical – 1.6%
2,794,000	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	2,308,344
8,282,000	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.125% due 1/15/42	6,306,142
529,000	Michael Kors USA Inc., Company Guaranteed Notes, 4.250% due 11/1/24(b)	526,220
2,388,000	Six Flags Theme Parks Inc., Senior Secured Notes, 7.000% due 7/1/25(b)	2,386,545
	Total Consumer Cyclical	11,527,251
Consumer Non-cyclical – 2.6%
11,923,000	Arrow Bidco LLC, Secured Notes, 10.750% due 6/15/25(b)(c)	12,102,191
6,444,000	Williams Scotsman Inc., Senior Secured Notes, 6.125% due 6/15/25(b)	6,427,890
	Total Consumer Non-cyclical	18,530,081
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – 2.5%
$6,351,000	Genworth Holdings Inc., Company Guaranteed Notes, 7.382% (3-Month TSFR + 2.264%) due 11/15/36(a)	$5,114,603
12,222,000	Service Properties Trust, Senior Secured Notes, 8.625% due 11/15/31(b)	13,074,216
	Total Financial	18,188,819
Industrial – 1.3%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)(c)	8,906,606
Technology – 0.2%
1,153,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	1,270,057
Utilities – 3.2%
8,428,867	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%)(a)(b)(d)	9,382,973
13,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%)(a)(b)(d)	13,294,958
	Total Utilities	22,677,931
	TOTAL CORPORATE BONDS & NOTES (Cost – $78,933,293)	81,100,745
SENIOR LOANS(a) – 2.0%
4,018,000	Crown Subsea Communications Holding Inc., 9.252% (3-Month USD-SOFR + 0.400%) due 1/30/31	4,041,425
4,358,352	Majordrive Holdings IV LLC, 0.000% due 6/1/28(e)	4,365,630
1,647,194	NCR Atleos LLC, 10.102% (1-Month USD-SOFR + 0.475%) due 3/27/29	1,662,974
4,005,960	Recess Holdings Inc., 9.752% (3-Month USD-SOFR + 0.450%) due 2/20/30	4,015,334
	TOTAL SENIOR LOANS (Cost – $14,047,517)	14,085,363
Shares/Units
COMMON STOCKS – 14.4%
CONSUMER CYCLICAL – 2.1%
Entertainment – 2.1%
47,118	Caesars Entertainment Inc.*	1,773,522
355,468	Golden Entertainment Inc.	11,513,609
129,123	Penn Entertainment Inc.*	2,404,270
	Total Entertainment	15,691,401
	TOTAL CONSUMER CYCLICAL	15,691,401
CONSUMER NON-CYCLICAL – 5.9%
Biotechnology – 3.5%
37,200	Apogee Therapeutics Inc.*	1,903,524
7,034	Calidi Biotherapeutics Inc.*@	8,019
207,658	Crinetics Pharmaceuticals Inc.*	11,018,334
341,984	Relay Therapeutics Inc.*	2,322,071
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
255,592	Xenon Pharmaceuticals Inc.*	$10,310,581
	Total Biotechnology	25,562,529
Commercial Services – 1.7%
67,720	GXO Logistics Inc.*	3,389,386
230,056	WillScot Holdings Corp.*	8,866,358
	Total Commercial Services	12,255,744
Food – 0.7%
249,868	Albertsons Cos., Inc., Class A Shares	4,902,410
	TOTAL CONSUMER NON-CYCLICAL	42,720,683
DIVERSIFIED – 0.9%
SPACs – 0.9%
299,624	Ares Acquisition Corp. II*	3,223,954
27,458	Churchill Capital Corp. IX*(f)(g)	276,502
292,343	Haymaker Acquisition Corp. 4*	3,107,606
	Total SPACs	6,608,062
	TOTAL DIVERSIFIED	6,608,062
FINANCIAL – 3.3%
Banks – 1.5%
990,406	Blue Foundry Bancorp*(c)	10,963,794
Investment Companies – 1.8%
632,537	Cannae Holdings Inc.	12,663,391
	TOTAL FINANCIAL	23,627,185
INDUSTRIAL – 0.9%
Metal Fabricate/Hardware – 0.9%
674,014	Hillman Solutions Corp.*(c)	6,706,440
TECHNOLOGY – 1.3%
Software – 1.3%
679,259	QXO Inc.*(f)	9,380,567
	TOTAL COMMON STOCKS (Cost – $88,720,118)	104,734,338
OPEN-END FUNDS – 18.0%
10,166,384	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	116,405,095
1,047,554	Palm Valley Capital Fund	13,555,349
	TOTAL OPEN-END FUNDS (Cost – $128,412,331)	129,960,444
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCK – 1.1%
CONSUMER CYCLICAL – 1.1%
Distribution/Wholesale – 1.1%
292,290	WESCO International Inc., 10.625%(a)(d)(g) (Cost – $7,856,063)	$7,657,998
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
149,812	Ares Acquisition Corp. II*(f)	16,749
468,723	Bridger Aerospace Group Holdings Inc.*(f)	17,483
556,875	Calidi Biotherapeutics Inc.*(f)	14,535
146,171	Haymaker Acquisition Corp. 4*(f)	21,940
131,807	Inspirato Inc.*(f)	2,439
358,816	Pagaya Technologies Ltd.*(f)	99,572
88,320	REVOLUTION Medicines Inc.*(f)	9,494
77,310	SomaLogic Inc.*(f)(g)	7,808
	Total SPACs	190,020
	TOTAL DIVERSIFIED	190,020
	TOTAL WARRANTS (Cost – $2,366,597)	190,020
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $561,303,969)	588,432,933
Face Amount†
SHORT-TERM INVESTMENTS – 15.1%
TIME DEPOSITS – 15.1%
$780	Citibank – New York, 4.680% due 9/3/24	780
108,702,366	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	108,702,366
	TOTAL TIME DEPOSITS (Cost – $108,703,146)	108,703,146
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
37,640	Federated Government Obligations Fund, Premier Class, 5.133%(h) (Cost – $37,640)	37,640
	TOTAL INVESTMENTS – 96.8% (Cost – $670,044,755)	697,173,719
	Other Assets in Excess of Liabilities – 3.2%	23,176,898
	TOTAL NET ASSETS – 100.0%	$720,350,617

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $225,811,239 and represents 31.35% of net assets.

(c)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(f)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2024, amounts to $9,847,089 and represents 1.37% of net assets.

(g)
All or a portion of this security is on loan (See Note 5).

(h)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C02, Class 1B, 17.713% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	$537,977	$3,891,750	0.54%
Series 2016-C03, Class 2M2, 11.363% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	2,055,144	0.29%
Series 2016-C04, Class 1B, 15.713% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,433,499	0.20%
Series 2016-C06, Class 1B, 14.713% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	5,250,173	0.73%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA4, Class B, 14.063% (SOFR30A + 8.714%) due 3/25/29	3/11/2022	1,105,244	1,177,786	0.16%
Series 2017-HQA3, Class B1, 9.913% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,589,917	0.64%
Calidi Biotherapeutics Inc.	9/10/2021	306	8,019	0.00%
			$18,406,288	2.56%
Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

LLC
 —    Limited Liability Company

REMIC
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —    Special Purpose Acquisition Companies

TSFR
 —    CME Term SOFR Reference Rate

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Asset-Backed Securities	19.2%
Open-End Funds	18.7
Collateralized Mortgage Obligations	16.8
Common Stocks	15.0
Corporate Bonds & Notes	11.6
Senior Loans	2.0
Preferred Stock	1.1
Warrants	0.0*
Short-Term Investments	15.6
Money Market Fund	0.0*
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.005%.

OTC Total Return Swaps
Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized (Depreciation)
USD	$6,386,458	12/31/49	MSCS	1-Month	USD-Federal Funds-H.15	KRE U.S. Equity	$(642,496)
USD	2,920,906	02/10/25	GSC	1-Month	USD-Federal Funds-H.15	GSCBDNYB Basket*	(378,236)
USD	14,101,110	12/29/49	GSC	1-Month	USD-Federal Funds-H.15	GSUCDHY1 Basket**	(153,176)
USD	8,286,486	02/24/25	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket***	(80,349)
							$(1,254,257)

*
GSCBDNYB Basket consists of a portfolio of:

Valley National Bancorp	43%
Dime Community Bancshares Inc.	15%
Metropolitan Bank Holding Corp.	13%
Amalgamated Financial Corp.	9%
Northfield Bancorp Inc.	5%
First of Long Island Corp.	5%
Flushing Financial Corp.	5%
Peapack-Gladstone Financial Corp.	4%
Bankwell Financial Group Inc.	1%
100%

**
GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of August 31, 2024	% of the Basket
Absury Automotive Group, Inc.	463,218	$5,106	4%
Ardagh Metal Packaging Finance USA LLC	463,218	5,106	4%
Aramark Services, Inc.	463,218	5,106	4%
Ball Corporation	463,218	5,106	4%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of August 31, 2024	% of the Basket
Bath & BodyWorks, Inc.	463,218	5,106	4%
1011778 B.C. Unlimited Liability Company	463,218	5,106	4%
Builders FirstSource, Inc.	463,218	5,106	4%
Standard Building Solutions Inc.	463,218	5,106	4%
Mauser Packaging Solutions Holding Company	463,218	5,106	4%
Carnival Corp.	463,218	5,106	4%
Emerald Debt Merger Sub LLC	463,218	5,106	3%
Fertitta Entertainment LLC	463,218	5,106	3%
GFL Environment, Inc.	463,218	5,106	3%
Chart Industries, Inc.	463,218	5,106	3%
Hilton Domestic Operating Company, Inc.	463,218	5,106	3%
Imola Merger Corp.	463,218	5,106	3%
Las Vegas Sands Corp.	463,218	5,106	3%
MGM Resorts International	463,218	5,106	3%
NCL Corporation Ltd.	463,218	5,106	3%
PetSmart LLC	463,218	5,106	3%
Transocean Inc.	463,218	5,106	3%
Rolls-Royce PLC	463,218	5,106	3%
Spirit Aerosystems, Inc.	463,218	5,106	3%
Sensata Technologies B.V.	463,218	5,106	3%
Transdigm Inc.	463,218	5,106	3%
Viking Cruises Ltd.	463,218	5,106	3%
Wesco Distribution, Inc.	463,218	5,105	3%
Weatherford International Ltd.	463,218	5,105	3%
Wynn LasVegas, LLC	463,218	5,105	3%
Yum! Brands, Inc.	463,218	5,105	3%
			100%

***
GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings Inc.	53%
Alight Inc.	32%
Dayforce Inc.	9%
Paysafe Ltd.	6%
100%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

At August 31, 2024, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counterparty	Implied Credit Spread at 8/31/24(3)	Notional Amounts	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	0.512%	USD 20,000,000	$1,346,958	$651,500	$695,458
CDX.NA.HY.41	5.000%	12/20/28	3-Month	MSCS	1.446%	USD 30,000,000	4,530,245	1,366,800	3,163,445
CDX.NA.IG.39	1.000%	12/20/27	3-Month	GSC	1.072%	USD 60,000,000	(12,109)	(8,736,000)	8,723,891
CDX.NA.IG.39	1.000%	12/20/27	3-Month	MSCS	1.072%	USD 20,000,000	(4,037)	(2,630,800)	2,626,763
CDX.NA.HY.37	5.000%	12/20/26	3-Month	GSC	0.954%	USD 15,000,000	1,493,801	1,228,500	265,301
							$7,354,858	$(8,120,000)	$15,474,858

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

MSCS
 —    Morgan Stanley Capital Services LLC

Face Amount	Security	Value
SECURITIES SOLD SHORT – 0.3%
CORPORATE BOND & NOTE – 0.2%
Financial – 0.2%
$1,396,000	Service Properties Trust, Senior Unsecured Notes, 4.750% due 10/1/26 (Proceeds – $1,293,567)	$1,334,835
Shares/Units
COMMON STOCK – 0.1%
CONSUMER CYCLICAL – 0.1%
Retail – 0.1%
35,126	Macy’s Inc. (Proceeds – $650,384)	546,912
	TOTAL SECURITIES SOLD SHORT – 0.3% (Proceeds – $1,943,951)	$1,881,747
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 99.0%
BASIC MATERIALS – 1.7%
Chemicals – 1.3%
9,134	Huntsman Corp.	$201,405
1,139	Linde PLC	544,727
2,192	LyondellBasell Industries NV, Class A Shares	216,350
2,160	Nutrien Ltd.	104,587
442	Olin Corp.	19,302
1,472	RPM International Inc.	171,120
	Total Chemicals	1,257,491
Iron/Steel – 0.0%
1,732	Vale SA, Class B Shares, ADR	18,221
Mining – 0.4%
1,743	Barrick Gold Corp.	35,191
5,871	Freeport-McMoRan Inc.	259,968
651	Rio Tinto PLC, ADR	41,189
402	Southern Copper Corp.	40,891
	Total Mining	377,239
	TOTAL BASIC MATERIALS	1,652,951
COMMUNICATIONS – 13.8%
Internet – 11.9%
801	Alphabet Inc., Class A Shares(a)	130,867
23,660	Alphabet Inc., Class C Shares(a)	3,906,503
19,009	Amazon.com Inc.*(a)	3,393,106
104	Booking Holdings Inc.	406,560
451	Lyft Inc., Class A Shares*	5,263
22	MercadoLibre Inc.*	45,357
4,576	Meta Platforms Inc., Class A Shares(a)	2,385,515
988	Netflix Inc.*(a)	692,934
1,111	Roku Inc., Class A Shares*	75,292
779	Shopify Inc., Class A Shares*	57,701
5,620	Uber Technologies Inc.*	410,991
	Total Internet	11,510,089
Media – 0.5%
316	FactSet Research Systems Inc.	133,617
3,303	New York Times Co., Class A Shares	181,434
7,920	Sirius XM Holdings Inc.	26,057
1,836	Walt Disney Co.(a)	165,938
	Total Media	507,046
Telecommunications – 1.4%
868	Ciena Corp.*	50,040
11,960	Cisco Systems Inc.(a)	604,458
13,618	Telefonaktiebolaget LM Ericsson, ADR	101,454
14,841	Verizon Communications Inc.(a)	620,057
	Total Telecommunications	1,376,009
	TOTAL COMMUNICATIONS	13,393,144
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 7.6%
Airlines – 0.2%
4,966	Delta Air Lines Inc.	$211,005
Apparel – 0.2%
491	Capri Holdings Ltd.*	17,539
2,474	Skechers USA Inc., Class A Shares*	169,420
	Total Apparel	186,959
Auto Manufacturers – 1.3%
5,784	Tesla Inc.*(a)	1,238,412
Auto Parts & Equipment – 0.1%
246	Autoliv Inc.	25,208
974	Gentex Corp.	30,515
2,785	Goodyear Tire & Rubber Co.*	24,564
494	Lear Corp.	57,625
416	Magna International Inc.	17,484
	Total Auto Parts & Equipment	155,396
Distribution/Wholesale – 0.3%
307	WW Grainger Inc.	302,370
Entertainment – 0.1%
444	DraftKings Inc., Class A Shares*	15,318
198	Light & Wonder Inc.*	21,744
243	Vail Resorts Inc.	44,153
	Total Entertainment	81,215
Food Service – 0.0%
1,163	Aramark	42,601
Home Builders – 0.2%
1,604	Toll Brothers Inc.	231,088
Leisure Time – 0.2%
1,057	Brunswick Corp.	83,556
1,589	Harley-Davidson Inc.	59,492
223	Planet Fitness Inc., Class A Shares*	18,110
	Total Leisure Time	161,158
Lodging – 0.1%
1,943	Las Vegas Sands Corp.	75,758
Retail – 4.9%
80	Burlington Stores Inc.*	21,459
1,233	Costco Wholesale Corp.	1,100,305
192	Dick’s Sporting Goods Inc.	45,496
2,621	Home Depot Inc.(a)	965,839
568	Kohl’s Corp.	11,014
1,802	Lowe’s Cos., Inc.	447,797
2,102	McDonald’s Corp.	606,763
831	Restaurant Brands International Inc.	57,738
4,005	TJX Cos., Inc.	469,666
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
11,892	Walmart Inc.(a)	$918,419
482	Williams-Sonoma Inc.	64,747
485	Yum China Holdings Inc.	16,398
	Total Retail	4,725,641
	TOTAL CONSUMER CYCLICAL	7,411,603
CONSUMER NON-CYCLICAL – 17.8%
Agriculture – 0.9%
2,467	British American Tobacco PLC, ADR	92,685
5,957	Philip Morris International Inc.	734,439
	Total Agriculture	827,124
Beverages – 1.5%
1,598	Constellation Brands Inc., Class A Shares	384,655
6,980	Keurig Dr Pepper Inc.	255,538
2,726	Molson Coors Beverage Co., Class B Shares	147,122
3,491	Monster Beverage Corp.*	164,531
2,751	PepsiCo Inc.	475,593
	Total Beverages	1,427,439
Biotechnology – 1.2%
185	Alnylam Pharmaceuticals Inc.*	48,598
1,564	Amgen Inc.	522,110
696	Biogen Inc.*	142,513
435	BioMarin Pharmaceutical Inc.*	39,676
326	Regeneron Pharmaceuticals Inc.*	386,209
182	United Therapeutics Corp.*	66,166
	Total Biotechnology	1,205,272
Commercial Services – 1.4%
1,769	Automatic Data Processing Inc.	488,085
1,470	Block Inc., Class A Shares*	97,138
509	Booz Allen Hamilton Holding Corp., Class A Shares	80,819
99	Herc Holdings Inc.	14,491
1,157	S&P Global Inc.	593,819
1,031	TransUnion	99,811
581	Vestis Corp.	8,175
	Total Commercial Services	1,382,338
Cosmetics/Personal Care – 0.0%
355	Perrigo Co. PLC	10,330
Food – 0.9%
3,024	Campbell Soup Co.	150,353
4,118	Hormel Foods Corp.	134,041
1,512	JM Smucker Co.	173,396
2,996	Kellanova	241,508
2,761	US Foods Holding Corp.*	163,479
	Total Food	862,777
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – 3.5%
4,722	Abbott Laboratories	$534,861
1,138	Alcon Inc.	111,160
1,059	Avantor Inc.*	27,365
1,871	Danaher Corp.	503,879
2,217	Enovis Corp.*	103,312
348	Exact Sciences Corp.*	21,468
1,694	GE HealthCare Technologies Inc.	143,685
1,244	Intuitive Surgical Inc.*	612,832
4,048	Medtronic PLC	358,572
542	Solventum Corp.*	34,748
949	Thermo Fisher Scientific Inc.	583,701
538	Waters Corp.*	186,336
1,555	Zimmer Biomet Holdings Inc.	179,540
	Total Healthcare-Products	3,401,459
Healthcare-Services – 2.0%
827	Elevance Health Inc.	460,548
196	ICON PLC, ADR*	63,124
374	Molina Healthcare Inc.*	130,821
2,125	UnitedHealth Group Inc.(a)	1,254,175
	Total Healthcare-Services	1,908,668
Household Products/Wares – 0.9%
1,211	Clorox Co.	191,713
4,625	Kimberly-Clark Corp.	669,052
663	Spectrum Brands Holdings Inc.	62,534
	Total Household Products/Wares	923,299
Pharmaceuticals – 5.5%
3,952	AbbVie Inc.	775,817
1,291	AstraZeneca PLC, ADR	113,117
1,240	Becton Dickinson & Co.	300,588
1,135	Cigna Group	410,654
1,077	DexCom Inc.*	74,679
1,777	Eli Lilly & Co.	1,705,956
238	Jazz Pharmaceuticals PLC*	27,603
5,381	Johnson & Johnson(a)	892,493
6,076	Merck & Co., Inc.	719,702
183	Novartis AG, ADR	22,123
9,895	Pfizer Inc.(a)	287,054
2,538	Teva Pharmaceutical Industries Ltd., ADR*	47,892
	Total Pharmaceuticals	5,377,678
	TOTAL CONSUMER NON-CYCLICAL	17,326,384
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 3.5%
Oil & Gas – 2.9%
3,338	Canadian Natural Resources Ltd.	$120,869
3,832	Cenovus Energy Inc.	71,045
4,381	Chevron Corp.	648,169
11,633	Exxon Mobil Corp.(a)	1,371,996
227	HF Sinclair Corp.	11,155
3,501	Occidental Petroleum Corp.	199,487
1,205	Ovintiv Inc.	51,610
1,598	Phillips 66	224,215
629	Range Resources Corp.	18,795
2,703	Suncor Energy Inc.	109,580
	Total Oil & Gas	2,826,921
Oil & Gas Services – 0.3%
1,770	NOV Inc.	31,453
5,640	Schlumberger NV	248,104
	Total Oil & Gas Services	279,557
Pipelines – 0.3%
451	Enbridge Inc.	18,121
1,562	Targa Resources Corp.	229,458
257	TC Energy Corp.	11,909
	Total Pipelines	259,488
	TOTAL ENERGY	3,365,966
FINANCIAL – 15.7%
Banks – 4.3%
5,068	Banco Bradesco SA, ADR	14,089
15,858	Bank of America Corp.(a)	646,213
60	Bank of Montreal	5,017
255	Cullen/Frost Bankers Inc.	28,619
1,227	East West Bancorp Inc.	103,154
2,100	First Horizon Corp.	34,839
1,246	Goldman Sachs Group Inc.	635,771
554	ICICI Bank Ltd., ADR	16,238
4,360	Itau Unibanco Holding SA, ADR	28,427
6,735	JPMorgan Chase & Co.(a)	1,514,028
872	M&T Bank Corp.	150,080
4,157	Morgan Stanley	430,707
9,852	Wells Fargo & Co	576,046
	Total Banks	4,183,228
Diversified Financial Services – 4.1%
2,097	American Express Co.	542,389
940	Ameriprise Financial Inc.	422,474
4,333	Brookfield Asset Management Ltd., Class A Shares	176,613
28	Credit Acceptance Corp.*	13,063
684	Evercore Inc., Class A Shares	168,086
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
1,682	Jefferies Financial Group Inc.	$100,836
2,305	Mastercard Inc., Class A Shares(a)	1,114,099
2,501	Nasdaq Inc.	180,272
4,380	Visa Inc., Class A Shares(a)	1,210,501
249	Voya Financial Inc.	17,637
	Total Diversified Financial Services	3,945,970
Equity Real Estate Investment Trusts (REITs) – 2.2%
2,759	American Homes 4 Rent, Class A Shares	109,725
4,452	CubeSmart	230,747
4,397	Equity Residential	329,247
11,089	Realty Income Corp.	688,738
19,514	VICI Properties Inc., Class A Shares	653,329
2,986	WP Carey Inc.	179,220
	Total Equity Real Estate Investment Trusts (REITs)	2,191,006
Insurance – 4.6%
3,161	Aflac Inc.	348,848
955	Aon PLC, Class A Shares	328,253
1,800	Arthur J Gallagher & Co.	526,626
4,747	Berkshire Hathaway Inc., Class B Shares*	2,259,192
2,817	Brown & Brown Inc.	296,151
2,124	Fidelity National Financial Inc.	125,231
5,545	Manulife Financial Corp.	153,097
104	Markel Group Inc.*	166,471
187	RenaissanceRe Holdings Ltd.	47,646
1,618	Unum Group	89,783
2,545	WR Berkley Corp.	151,936
	Total Insurance	4,493,234
Private Equity – 0.3%
6,015	Brookfield Corp.	302,434
Real Estate – 0.2%
665	Jones Lang LaSalle Inc.*	169,728
	TOTAL FINANCIAL	15,285,600
INDUSTRIAL – 7.6%
Aerospace/Defense – 1.6%
1,825	Boeing Co.*	317,075
1,276	General Dynamics Corp.	381,983
3,238	General Electric Co.	565,420
893	HEICO Corp.	229,108
	Total Aerospace/Defense	1,493,586
Building Materials – 0.4%
315	Lennox International Inc.	185,910
2,282	Louisiana-Pacific Corp.	221,468
	Total Building Materials	407,378
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – 0.5%
359	Acuity Brands Inc.	$91,437
1,994	AMETEK Inc.	341,074
	Total Electrical Components & Equipment	432,511
Electronics – 0.6%
7,600	Amphenol Corp., Class A Shares	512,620
931	Sensata Technologies Holding PLC	35,890
	Total Electronics	548,510
Engineering & Construction – 0.1%
694	AECOM	69,497
Environmental Control – 0.6%
2,067	Republic Services Inc., Class A Shares	430,370
806	Waste Connections Inc.	150,319
	Total Environmental Control	580,689
Hand/Machine Tools – 0.2%
1,037	Lincoln Electric Holdings Inc.	200,774
Machinery-Construction & Mining – 0.9%
1,347	BWX Technologies Inc.	138,741
1,605	Caterpillar Inc.	571,540
936	GE Vernova, Inc.*	188,136
	Total Machinery-Construction & Mining	898,417
Machinery-Diversified – 1.2%
2,427	Cognex Corp.	98,002
911	Deere & Co.	351,409
1,956	Graco Inc.	163,033
710	IDEX Corp.	146,601
704	Rockwell Automation Inc.	191,509
1,686	Xylem Inc.	231,876
	Total Machinery-Diversified	1,182,430
Miscellaneous Manufacturers – 0.6%
2,170	3M Co.	292,277
330	Carlisle Cos., Inc.	139,854
1,974	Textron Inc.	180,029
	Total Miscellaneous Manufacturers	612,160
Packaging & Containers – 0.3%
617	Crown Holdings Inc.	55,783
906	Packaging Corp. of America	189,843
1,417	Sonoco Products Co	80,160
	Total Packaging & Containers	325,786
Transportation – 0.6%
1,774	Canadian National Railway Co.	209,013
1,121	Canadian Pacific Kansas City Ltd.	92,976
2,173	United Parcel Service Inc., Class B Shares	279,339
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
283	XPO Inc.*	$32,437
	Total Transportation	613,765
	TOTAL INDUSTRIAL	7,365,503
TECHNOLOGY – 29.0%
Computers – 8.3%
1,592	Accenture PLC, Class A Shares	544,384
29,653	Apple Inc.(a)	6,790,537
484	Check Point Software Technologies Ltd.*	93,170
614	Dell Technologies Inc., Class C Shares	70,942
2,662	International Business Machines Corp.	538,070
	Total Computers	8,037,103
Semiconductors – 11.2%
4,067	Advanced Micro Devices Inc.*	604,193
2,573	Applied Materials Inc.	507,550
145	ASML Holding NV, Class NY Registered Shares, ADR	131,061
9,760	Broadcom Inc.(a)	1,589,123
285	Cirrus Logic Inc.*	41,522
682	Entegris Inc.	79,023
491	Lam Research Corp.	403,116
1,167	Marvell Technology Inc.	88,972
3,158	Micron Technology Inc.	303,926
50,737	NVIDIA Corp.(a)	6,056,476
852	NXP Semiconductors NV	218,419
2,501	ON Semiconductor Corp.*	194,753
2,906	QUALCOMM Inc.	509,422
697	Silicon Laboratories Inc.*	82,504
176	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,219
	Total Semiconductors	10,840,279
Software – 9.5%
1,079	Adobe Inc.*(a)	619,788
766	Intuit Inc.	482,779
14,978	Microsoft Corp.(a)	6,247,923
4,087	Oracle Corp.	577,452
2,299	Salesforce Inc.(a)	581,417
470	SAP SE, ADR	103,264
596	ServiceNow Inc.*	509,580
233	Veeva Systems Inc., Class A Shares*	50,431
247	Workday Inc., Class A Shares*	65,008
546	Zoom Video Communications Inc., Class A Shares*	37,718
	Total Software	9,275,360
	TOTAL TECHNOLOGY	28,152,742
See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – 2.3%
Electric – 2.1%
4,555	Ameren Corp.	$375,833
5,585	American Electric Power Co., Inc.	560,064
3,809	Consolidated Edison Inc.	386,842
11,604	PPL Corp.	370,283
5,435	Xcel Energy Inc.	332,785
	Total Electric	2,025,807
Water – 0.2%
5,724	Essential Utilities Inc.	223,179
	TOTAL UTILITIES	2,248,986
	TOTAL COMMON STOCKS (Cost – $69,372,997)	96,202,879
Number of Contracts	Notional Amounts
PURCHASED OPTIONS – 0.6%
Index Option – 0.6%
56	$31,631,040	S&P 500 Index Options, Put, @ $5,195.00, expires 9/30/24, Counterparty: MSC	55,440
56	31,631,040	S&P 500 Index Options, Put, @ $5,250.00, expires 10/31/24, Counterparty: MSC	168,280
57	32,195,880	S&P 500 Index Options, Put, @ $5,345.00, expires 11/29/24, Counterparty: MSC	345,420
		TOTAL PURCHASED OPTIONS (Cost – $948,463)	569,140
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $70,321,460).	96,772,019
Face Amount
SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSIT – 1.5%
$1,529,025	JPMorgan Chase & Co. – New York, 4.680% due 9/3/24 (Cost – $1,529,025).	1,529,025
	TOTAL INVESTMENTS – 101.1% (Cost – $71,850,485).	98,301,044
	Liabilities in Excess of Other Assets – (1.1)%	(1,098,464)
	TOTAL NET ASSETS – 100.0%	$97,202,580

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2024 (unaudited)
Destinations Shelter Fund (concluded)

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	28.6%
Consumer Non-cyclical	17.6
Financial	15.6
Communications	13.6
Consumer Cyclical	7.5
Industrial	7.5
Energy	3.4
Utilities	2.3
Basic Materials	1.7
Purchased Options	0.6
Short-Term Investments	1.6
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
56	$31,631,040	S&P 500 Index Options, Put	MSC	9/30/24	$4,375.00	$(11,480)
28	15,815,520	S&P 500 Index Options, Call	MSC	9/30/24	5,750.00	(81,900)
56	31,631,040	S&P 500 Index Options, Put	MSC	10/31/24	4,425.00	(35,840)
29	16,380,360	S&P 500 Index Options, Call	MSC	10/31/24	5,830.00	(120,640)
57	32,195,880	S&P 500 Index Options, Put	MSC	11/29/24	4,500.00	(77,235)
28	15,815,520	S&P 500 Index Options, Call	MSC	11/29/24	5,900.00	(150,780)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $563,613)				$(477,875)
Counterparty Abbreviations used in this schedule:
MSC
 —    Morgan Stanley

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
August 31, 2024 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$4,466,414,036	$899,393,009	$2,266,753,032	$609,473,898	$2,067,643,520
Foreign currency, at value(3)	232	—	2,174,990	299	—
Receivable for securities sold	38,714,494	14,411,908	2,632,951	2,738,763	58,188,180
Dividends and interest receivable	4,110,006	685,210	8,325,884	2,342,092	11,144,645
Receivable for Fund shares sold	472,996	93,590	235,115	60,917	218,174
Variation margin on open future contracts (Note 4)	17,850	8,000	14,914	—	—
Deposits with counterparty	—	—	11,519,401(4)	—	—
Cash held at Broker	106,260	86,020	214,665	—	1,000,108
Prepaid expenses	76,956	14,848	61,448	21,878	29,202
Prepaid Chief Compliance Officer expense	14,114	4,959	4,398	1,837	4,497
Total Assets	4,509,926,944	914,697,544	2,291,936,798	614,639,684	2,138,228,326
LIABILITIES:
Payable for collateral received from securities on loan	14,597,770	4,370,474	4,461,187	3,852,500	—
Payable for Fund shares repurchased	3,305,669	701,740	1,734,795	252,312	1,380,728
Payable for securities purchased	52,543,063	13,531,305	4,555,519	1,279,188	129,881,836
Investment management fee payable	2,534,293	626,724	1,534,263	392,899	1,118,147
Transfer agent fees payable	731,789	157,844	379,646	89,714	343,307
Custody fee payable	201,960	54,850	259,378	46,283	147,953
Trustees’ fees payable	44,909	12,035	25,287	9,471	37,408
Shareholder services	19,978	39,645	128,761	18,093	24,369
Variation margin on open future contracts (Note 4)	—	—	—	—	36,267
Variation margin on open swap contracts (Note 4)	—	—	—	—	938,037
Unrealized depreciation on swap contracts (Note 4)	—	—	1,737,463	—	—
Forward sale commitments(5) (Note 5)	—	—	—	—	40,390,363
Due to custodian(3)	—	—	150	2,575	611
Options contracts written, at value(6) (Note 4)	—	—	—	29,435	—
Deposits from counterparty	—	—	—	—	630,000(7)
Foreign capital gains tax payable	—	—	8,701,330	—	—
Accrued expenses	41,073	41,895	165,829	38,859	276,589
Total Liabilities	74,020,504	19,536,512	23,683,608	6,011,329	175,205,615
Total Net Assets	$4,435,906,440	$895,161,032	$2,268,253,190	$608,628,355	$1,963,022,711
NET ASSETS:
Par value	$269,709	$65,702	$164,690	$47,647	$229,000
Paid-in capital in excess of par value	2,569,854,832	672,237,125	1,795,882,670	499,578,619	2,296,819,789
Total distributable earnings (losses)	1,865,781,899	222,858,205	472,205,830	109,002,089	(334,026,078)
Total Net Assets	$4,435,906,440	$895,161,032	$2,268,253,190	$608,628,355	$1,963,022,711
Total Net Assets Class I	$4,005,068,023	$809,860,358	$2,049,000,574	$557,592,352	$1,777,086,823
Total Net Assets Class Z	$430,838,417	$85,300,674	$219,252,616	$51,036,003	$185,935,888
Shares Outstanding Class I	235,866,167	57,491,074	146,479,963	43,517,295	207,887,937
Shares Outstanding Class Z	33,843,181	8,210,685	18,209,552	4,129,855	21,112,410
Net Asset Value Class I	$16.98	$14.09	$13.99	$12.81	$8.55
Net Asset Value Class Z	$12.73	$10.39	$12.04	$12.36	$8.81
(1) Investments, at cost	$3,064,513,395	$711,515,796	$1,777,429,586	$495,314,673	$2,178,906,820
(2) Includes securities on loan	$14,473,308	$4,286,549	$3,816,020	$3,747,620	$—
(3) Foreign currency, at cost	$226	$—	$2,156,553	$301	$—
(4) Related to futures contracts	$—	$—	$11,519,401	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$40,381,779
(6) Premiums received	$—	$—	$—	$10,937	$—
(7) Related to swap contracts	$—	$—	$—	$—	$630,000
See Notes to Financial Statements.

Statements of Assets and Liabilities
August 31, 2024 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
ASSETS:
Investments, at value(1),(2)	$391,279,974	$810,911,718	$835,449,835	$697,173,719	$98,301,044
Foreign currency, at value(3)	903	1,919	—	—	—
Receivable for securities sold	10,726	9,003,780	—	2,319,514	219,331
Dividends and interest receivable	3,520,630	11,628,172	8,794,682	3,219,137	111,988
Receivable for Fund shares sold	187,222	156,213	346,028	146,836	416
Receivable for expense reimbursement	—	—	8,468	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	1,735	2,891	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	15,474,858	—
Upfront premiums paid on swap contracts	—	—	—	3,246,800	—
Deposits with counterparty	—	3,487,500 (4)	—	8,063,778(7)	—
Cash held at Broker	—	13,073,450	—	7,718,702	—
Prepaid expenses	18,647	25,818	22,165	9,392	814
Prepaid Chief Compliance Officer expense	1,663	4,482	1,994	772	315
Prepaid organizational fees	—	—	—	—	351
Total Assets	395,021,500	848,295,943	844,623,172	737,373,508	98,634,259
LIABILITIES:
Payable for collateral received from securities on loan	3,960	199,583	7,504,570	37,640	—
Payable for Fund shares repurchased	233,441	508,231	548,259	493,987	6,369
Payable for securities purchased	657,119	8,101,295	12,818,100	—	614,101
Investment management fee payable	187,341	514,364	485,402	680,443	68,814
Transfer agent fees payable	78,256	137,400	127,688	129,968	30,170
Custody fee payable	31,141	55,366	81,843	45,793	11,499
Trustees’ fees payable	6,369	12,524	14,974	14,776	1,358
Registration fees payable	—	—	—	—	34,461
Shareholder services	19,889	—	—	26,414	2,507
Upfront premiums received on swap contracts	—	—	—	11,366,800	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	1,254,257	—
Securities sold short(5) (Note 5)	—	10,393,550	—	1,881,747	—
Due to custodian(3)	25	138	—	—	148,570
Cash due to broker	—	—	—	1,000,000	—
Options contracts written, at value(6) (Note 4)	—	334,442	—	—	477,875
Unrealized depreciation on open forward foreign currency contracts (Note 4)	202,068	588,676	—	—	—
Investment interest payable on securities sold short	—	119,784	—	27,629	—
Distributions payable	—	—	—	—	41
Accrued expenses	75,839	74,424	45,724	63,437	35,914
Other liabilities	—	610,981	—	—	—
Total Liabilities	1,495,448	21,650,758	21,626,560	17,022,891	1,431,679
Total Net Assets	$393,526,052	$826,645,185	$822,996,612	$720,350,617	$97,202,580
NET ASSETS:
Par value	$41,892	$87,656	$84,692	$68,169	$8,465
Paid-in capital in excess of par value	421,584,735	875,278,856	852,993,731	681,919,998	84,882,357
Total distributable earnings (losses)	(28,100,575)	(48,721,327)	(30,081,811)	38,362,450	12,311,758
Total Net Assets	$393,526,052	$826,645,185	$822,996,612	$720,350,617	$97,202,580
Total Net Assets Class I	$361,421,543	$756,617,086	$775,274,329	$659,137,293	$94,843,021
Total Net Assets Class Z	$32,104,509	$70,028,099	$47,722,283	$61,213,324	$2,359,559
Shares Outstanding Class I	38,557,005	80,373,623	79,803,079	62,227,477	8,257,303
Shares Outstanding Class Z	3,335,084	7,282,506	4,888,848	5,941,459	207,963
Net Asset Value Class I	$9.37	$9.41	$9.71	$10.59	$11.49
Net Asset Value Class Z	$9.63	$9.62	$9.76	$10.30	$11.35
(1) Investments, at cost	$402,079,079	$816,105,515	$830,057,430	$670,044,755	$71,850,485
(2) Includes securities on loan	$3,869	$196,559	$7,340,634	$36,476	$—
(3) Foreign currency, at cost	$904	$1,865	$—	$—	$—
(4) Related to futures contracts	$—	$3,487,500	$—	$—	$—
(5) Proceeds received	$—	$10,183,931	$—	$1,943,951	$—
(6) Premiums received.	$—	$107,380	$—	$—	$563,613
(7) Related to swap contracts	$—	$—	$—	$8,063,778	$—
See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2024 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$25,513,468	$5,636,940	$43,306,349	$12,862,122	$1,243,694
Interest	1,438,470	555,802	1,192,586	233,761	46,248,027
Income from securities lending	43,536	86,180	142,491	45,947	—
Less: Foreign taxes withheld (Note 5)	(381,739)	(28,130)	(4,470,211)	(612,812)	—
Total Investment Income	26,613,735	6,250,792	40,171,215	12,529,018	47,491,721
EXPENSES:
Investment management fee (Note 7)	16,374,327	3,980,667	11,378,553	2,367,441	6,440,956
Transfer agent fees	3,001,472	622,291	1,573,682	426,972	1,375,805
Custody fees	457,841	183,176	814,560	114,165	402,951
Trustees’ fees	168,396	36,905	91,979	25,635	84,633
Insurance	54,681	16,237	31,825	13,580	86,510
Audit and tax	18,037	14,840	15,227	26,625	18,842
Legal expense	145,469	32,942	81,373	22,626	68,731
Chief Compliance Officer expense	87,531	15,553	46,563	11,589	40,762
Shareholder reports fees	32	33	32	42	34
Shareholder services	77,939	53,950	117,017	50,577	42,340
Registration fees	28,741	22,306	15,854	30,155	29,741
Miscellaneous expense	80,037	21,731	112,188	18,425	85,176
Interest and dividend expense	5,245	443	6,615	1,632	1,643
Total Expenses	20,499,748	5,001,074	14,285,468	3,109,464	8,678,124
Less: Fee waivers and/or expense reimbursement (Note 7)	(2,961,390)	(399,158)	(2,285,777)	(353,967)	(465,659)
Net Expenses	17,538,358	4,601,916	11,999,691	2,755,497	8,212,465
Net Investment Income (Loss)	$9,075,377	$1,648,876	$28,171,524	$9,773,521	$39,279,256
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$248,487,417	$43,869,671	$102,323,536*	$12,315,544	$(19,335,130)
Futures contracts	291,685	35,095	13,536	—	(266,968)
Options contracts written	—	—	28,311	79,124	—
Forward sale commitments	—	—	—	—	(361,104)
Swap contracts	—	—	584,866	—	97,790
Foreign currency transactions	204	—	(371,143)	(36,693)	—
Realized Gain (Loss)	248,779,306	43,904,766	102,579,106	12,357,975	(19,865,412)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	129,128,857	12,951,059	83,767,601**	50,795,134	77,238,438
Futures contracts	(132,199)	32,332	215,673	—	(11,643)
Options contracts written	—	—	28,000	(27,812)	—
Forward sale commitments	—	—	—	—	(185,446)
Swap contracts	—	—	(1,477,071)	—	(522,834)
Foreign currency transactions	2,233	—	496,604	24,591	2
Change in Net Unrealized Appreciation (Depreciation):	128,998,891	12,983,391	83,030,807	50,791,913	76,518,517
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	377,778,197	56,888,157	185,609,913	63,149,888	56,653,105
Total Increase (Decrease) in Net Assets from Operations	$386,853,574	$58,537,033	$213,781,437	$72,923,409	$95,932,361

*
Includes foreign capital gains tax of  $(1,666,393) for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $3,804,960 for Destinations International Equity Fund.

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2024 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
INVESTMENT INCOME:
Dividends	$1,537,266	$4,487,373	$550,884	$4,475,083	$669,178
Interest	11,631,005	27,999,940	14,227,415	18,894,880	24,967
Income from securities lending	8,529	22,485	218,275	—	—
Less: Foreign taxes withheld (Note 5)	(80)	(3,563)	—	—	(4,756)
Total Investment Income	13,176,720	32,506,235	14,996,574	23,369,963	689,389
EXPENSES:
Investment management fee (Note 7)	1,403,781	3,546,615	2,947,405	5,044,637	417,119
Transfer agent fees	295,556	597,407	612,241	533,373	79,564
Custody fees	98,450	155,308	183,202	129,481	35,390
Trustees’ fees	17,336	34,408	36,490	32,726	4,138
Insurance	5,267	12,336	23,629	16,766	2,033
Audit and tax	19,759	25,623	23,947	24,684	25,603
Legal expense	16,212	28,755	31,217	28,183	3,005
Chief Compliance Officer expense	7,548	14,739	17,286	16,171	1,939
Shareholder reports fees	12	35	—	160	—
Distribution fees	—	—	—	—	41
Shareholder services	50,343	51,578	13,622	52,526	3,377
Registration fees	20,729	24,694	23,950	25,695	—
Miscellaneous expense	21,738	37,459	19,575	21,304	7,461
Interest and dividend expense	1,890	249,212	383	190,786	964
Total Expenses	1,958,621	4,778,169	3,932,947	6,116,492	580,634
Less: Fee waivers and/or expense reimbursement (Note 7)	(108,073)	(546,332)	(499,143)	(1,576,826)	(24,712)
Net Expenses	1,850,548	4,231,837	3,433,804	4,539,666	555,922
Net Investment Income (Loss)	$11,326,172	$28,274,398	$11,562,770	$18,830,297	$133,467
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4
AND 5):

Net Realized Gain (Loss) From:
Investments	$(2,233,783)	$(560,477)	$(375,217)	$2,457,593	$(911,661)
Futures contracts	—	—	3,344	—	—
Options contracts written	—	17,954	—	133,326	(702,270)
Securities sold short	—	(258,475)	—	7,643,608	—
Swap contracts	—	—	—	861,770	—
Forward foreign currency contracts	(73,861)	(11,938)	—	—	—
Foreign currency transactions	54,802	55,754	—	—	—
Realized Gain (Loss)	(2,252,842)	(757,182)	(371,873)	11,096,297	(1,613,931)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	5,092,439	9,009,877	3,929,541	1,414,471	9,998,572
Futures contracts	—	—	8,085	—	—
Options contracts written	—	(255,635)	—	(116,046)	544,280
Securities sold short	—	(135,762)	—	(7,730,441)	—
Swap contracts	—	—	—	378,129	—
Forward foreign currency contracts	(123,416)	(502,128)	—	—	—
Foreign currency transactions	5,624	23,428	—	—	—
Change in Net Unrealized Appreciation (Depreciation):	4,974,647	8,139,780	3,937,626	(6,053,887)	10,542,852
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,721,805	7,382,598	3,565,753	5,042,410	8,928,921
Total Increase (Decrease) in Net Assets from Operations	$14,047,977	$35,656,996	$15,128,523	$23,872,707	$9,062,388
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2024 and Year Ended February 29, 2024 (unaudited)

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2024	February 29, 2024	August 31, 2024	February 29, 2024	August 31, 2024	February 29, 2024
OPERATIONS:
Net investment income (loss)	$9,075,377	$21,061,776	$1,648,876	$3,413,482	$28,171,524	$42,248,254
Net realized gain (loss)	248,779,306	507,765,665	43,904,766	61,122,505	102,579,106	13,477,249
Change in unrealized appreciation (depreciation)	128,998,891	502,165,050	12,983,391	32,183,384	83,030,807	181,942,497
Increase (Decrease) in Net Assets From Operations	386,853,574	1,030,992,491	58,537,033	96,719,371	213,781,437	237,668,000
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	—	(167,095,901)	—	(2,014,029)	—	(41,827,685)
Class Z	—	(23,871,913)	—	(456,071)	—	(5,525,051)
Decrease in Net Assets From Distributions to Shareholders	—	(190,967,814)	—	(2,470,100)	—	(47,352,736)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	270,170,537	286,723,049	75,234,955	68,314,934	67,920,581	649,062,864
Class Z	50,286,611	56,755,104	10,328,906	12,587,190	15,862,699	84,510,718
Reinvestment of distributions:
Class I	—	165,545,592	—	1,997,933	—	41,455,349
Class Z	—	23,520,862	—	448,886	—	5,441,557
Cost of shares repurchased:
Class I	(424,065,266)	(1,400,519,989)	(93,559,051)	(415,794,352)	(433,609,651)	(481,713,480)
Class Z	(63,137,954)	(145,033,962)	(13,680,328)	(40,087,120)	(57,907,033)	(50,854,777)
Increase (Decrease) in Net Assets From Fund Share Transactions	(166,746,072)	(1,013,009,344)	(21,675,518)	(372,532,529)	(407,733,404)	247,902,231
Increase (Decrease) in Net Assets	220,107,502	(172,984,667)	36,861,515	(278,283,258)	(193,951,967)	438,217,495
NET ASSETS:
Beginning of period	4,215,798,938	4,388,783,605	858,299,517	1,136,582,775	2,462,205,157	2,023,987,662
End of period	$4,435,906,440	$4,215,798,938	$895,161,032	$858,299,517	$2,268,253,190	$2,462,205,157
	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	August 31, 2024	February 29, 2024	August 31, 2024	February 29, 2024
OPERATIONS:
Net investment income (loss)	$9,773,521	$19,940,472	$39,279,256	$65,020,893
Net realized gain (loss)	12,357,975	(12,722,181)	(19,865,412)	(67,042,769)
Change in unrealized appreciation (depreciation)	50,791,913	29,321,732	76,518,517	70,243,927
Increase (Decrease) in Net Assets From Operations	72,923,409	36,540,023	95,932,361	68,222,051
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(6,967,839)	(23,511,289)	(33,784,651)	(61,695,474)
Class Z	(705,375)	(2,426,045)	(3,591,255)	(6,260,608)
From return of capital:
Class I	—	—	—	(3,627,506)
Class Z	—	—	—	(383,327)
Decrease in Net Assets From Distributions to Shareholders	(7,673,214)	(25,937,334)	(37,375,906)	(71,966,915)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	27,907,274	50,031,989	82,666,211	396,772,982
Class Z	3,845,250	9,872,253	13,318,832	57,131,151
Reinvestment of distributions:
Class I	6,903,429	23,306,638	33,441,417	64,729,658
Class Z	684,482	2,353,688	3,534,916	6,529,609
Cost of shares repurchased:
Class I	(86,961,484)	(184,530,150)	(212,526,510)	(430,534,637)
Class Z	(14,160,367)	(18,181,017)	(28,953,601)	(41,242,854)
Increase (Decrease) in Net Assets From Fund Share Transactions	(61,781,416)	(117,146,599)	(108,518,735)	53,385,909
Increase (Decrease) in Net Assets	3,468,779	(106,543,910)	(49,962,280)	49,641,045
NET ASSETS:
Beginning of period	605,159,576	711,703,486	2,012,984,991	1,963,343,946
End of period	$608,628,355	$605,159,576	$1,963,022,711	$2,012,984,991
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2024 and Year Ended February 29, 2024 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	August 31, 2024	February 29, 2024	August 31, 2024	February 29, 2024	August 31, 2024	February 29, 2024
OPERATIONS:
Net investment income (loss)	$11,326,172	$24,822,182	$28,274,398	$51,681,839	$11,562,770	$22,855,695
Net realized gain (loss)	(2,252,842)	(10,350,299)	(757,182)	(20,672,338)	(371,873)	(8,004,069)
Change in unrealized appreciation (depreciation)	4,974,647	15,463,007	8,139,780	38,809,683	3,937,626	22,481,512
Increase (Decrease) in Net Assets From Operations	14,047,977	29,934,890	35,656,996	69,819,184	15,128,523	37,333,138
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(10,000,135)	(23,007,117)	(25,236,783)	(47,612,759)	(11,837,067)	(23,841,193)
Class Z	(850,721)	(2,035,141)	(2,355,558)	(4,281,814)	(679,125)	(1,417,019)
Decrease in Net Assets From Distributions to Shareholders	(10,850,856)	(25,042,258)	(27,592,341)	(51,894,573)	(12,516,192)	(25,258,212)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	37,633,081	52,955,710	61,828,187	199,873,987	32,996,375	145,154,183
Class Z	4,805,560	8,530,085	8,159,749	23,724,835	8,312,967	18,325,767
Reinvestment of distributions:
Class I	9,903,428	22,786,422	24,974,594	47,157,667	11,692,885	23,570,961
Class Z	837,789	1,997,960	2,306,986	4,181,788	658,563	1,362,933
Cost of shares repurchased:
Class I	(59,635,940)	(160,906,614)	(90,014,076)	(172,537,676)	(84,288,550)	(186,573,334)
Class Z	(7,520,998)	(14,300,102)	(11,447,112)	(16,169,276)	(10,018,008)	(15,646,422)
Increase (Decrease) in Net Assets From Fund Share Transactions	(13,977,080)	(88,936,539)	(4,191,672)	86,231,325	(40,645,768)	(13,805,912)
Increase (Decrease) in Net Assets	(10,779,959)	(84,043,907)	3,872,983	104,155,936	(38,033,437)	(1,730,986)
NET ASSETS:
Beginning of period	404,306,011	488,349,918	822,772,202	718,616,266	861,030,049	862,761,035
End of period	$393,526,052	$404,306,011	$826,645,185	$822,772,202	$822,996,612	$861,030,049
	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund
	August 31, 2024	February 29, 2024	August 31, 2024	February 29, 2024
OPERATIONS:
Net investment income (loss)	$18,830,297	$42,138,118	$133,467	$474,499
Net realized gain (loss)	11,096,297	32,353,063	(1,613,931)	(8,963,442)
Change in unrealized appreciation (depreciation)	(6,053,887)	5,954,088	10,542,852	27,368,468
Increase (Decrease) in Net Assets From Operations	23,872,707	80,445,269	9,062,388	18,879,525
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(12,139,496)	(48,635,421)	(91,168)	(361,812)
Class Z	(1,205,748)	(4,466,799)	(3,352)	(10,084)
Decrease in Net Assets From Distributions to Shareholders	(13,345,244)	(53,102,220)	(94,520)	(371,896)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	23,407,834	108,716,839	1,968,343	3,201,679
Class Z	4,818,707	13,692,347	96,831	245,840
Reinvestment of distributions:
Class I	12,016,492	48,174,921	91,168	361,811
Class Z	1,185,378	4,379,853	3,352	10,084
Cost of shares repurchased:
Class I	(125,317,390)	(293,670,827)	(13,726,612)	(23,361,975)
Class Z	(12,518,584)	(25,567,149)	(123,102)	(229,205)
Increase (Decrease) in Net Assets From Fund Share Transactions	(96,407,563)	(144,274,016)	(11,690,020)	(19,771,766)
Increase (Decrease) in Net Assets	(85,880,100)	(116,930,967)	(2,722,152)	(1,264,137)
NET ASSETS:
Beginning of period	806,230,717	923,161,684	99,924,732	101,188,869
End of period	$720,350,617	$806,230,717	$97,202,580	$99,924,732
See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$15.53	$12.69	$14.44	$15.84	$11.88	$11.61
Income (Loss) from Operations:
Net investment income(2)	0.03	0.07	0.08	0.04	0.07	0.10
Net realized and unrealized gain (loss)	1.42	3.45	(1.14)	1.33	4.19	0.40
Total Income (Loss) from Operations	1.45	3.52	(1.06)	1.37	4.26	0.50
Less Distributions From:
Net investment income	—	(0.07)	(0.07)	(0.10)	(0.01)	(0.10)
Net realized gain	—	(0.61)	(0.62)	(2.67)	(0.29)	(0.13)
Total Distributions	—	(0.68)	(0.69)	(2.77)	(0.30)	(0.23)
Net Asset Value, End of Period	$16.98	$15.53	$12.69	$14.44	$15.84	$11.88
Total Return(3)	9.34%(4)	28.18%	(7.21)%	7.48%	35.94%	4.18%
Net Assets, End of Period (millions)	$4,005	$3,810	$3,992	$4,783	$4,450	$3,651
Ratios to Average Net Assets:
Gross expenses	0.95%(5)	0.95%	0.96%	0.95%	0.95%	0.95%
Net expenses(6)	0.81%(5)	0.80%	0.82%	0.80%	0.82%	0.82%
Net investment income(6)	0,40%(5)	0.50%	0.64%	0.21%	0.56%	0.84%
Portfolio Turnover Rate(7)	46%(4)	95%	71%	83%	48%	49%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$11.64	$9.65	$11.18	$12.81	$9.65	$9.46
Income (Loss) from Operations:
Net investment income(2)	0.03	0.07	0.08	0.05	0.08	0.10
Net realized and unrealized gain (loss)	1.06	2.63	(0.90)	1.12	3.40	0.34
Total Income (Loss) from Operations	1.09	2.70	(0.82)	1.17	3.48	0.44
Less Distributions From:
Net investment income	—	(0.10)	(0.09)	(0.13)	(0.03)	(0.12)
Net realized gain	—	(0.61)	(0.62)	(2.67)	(0.29)	(0.13)
Total Distributions	—	(0.71)	(0.71)	(2.80)	(0.32)	(0.25)
Net Asset Value, End of Period	$12.73	$11.64	$9.65	$11.18	$12.81	$9.65
Total Return(3)	9.36%(4)	28.50%	(7.16)%	7.65%	36.16%	4.45%
Net Assets, End of Period (millions)	$431	$406	$397	$506	$283	$200
Ratios to Average Net Assets:
Gross expenses	0.80%(5)	0.80%	0.81%	0.80%	0.80%	0.80%
Net expenses(6)	0.66%(5)	0.65%	0.67%	0.65%	0.67%	0.67%
Net investment income(6)	0.55%(5)	0.65%	0.79%	0.36%	0.70%	0.96%
Portfolio Turnover Rate(7)	46%(4)	95%	71%	83%	48%	49%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$13.17	$11.79	$12.97	$16.43	$10.92	$11.31
Income (Loss) from Operations:
Net investment income (loss)(2)	0.02	0.04	0.04	(0.01)	0.01	0.06
Net realized and unrealized gain (loss)	0.90	1.37	(0.82)	0.55	5.80	0.04
Total Income (Loss) from Operations	0.92	1.41	(0.78)	0.54	5.81	0.10
Less Distributions From:
Net investment income	—	(0.03)	—	—	(0.00)*	(0.06)
Net realized gain	—	—	(0.40)	(4.00)	(0.30)	(0.43)
Total Distributions	—	(0.03)	(0.40)	(4.00)	(0.30)	(0.49)
Net Asset Value, End of Period	$14.09	$13.17	$11.79	$12.97	$16.43	$10.92
Total Return(3)	6.99%(4)	12.00%	(5.86)%	1.66%	53.65%	0.52%
Net Assets, End of Period (millions)	$810	$775	$1,036	$1,198	$1,167	$890
Ratios to Average Net Assets:
Gross expenses	1.14%(5)	1.15%	1.13%	1.11%	1.11%	1.11%
Net expenses(6)	1.05%(5)	1.11%	1.12%	1.10%	1.11%	1.08%
Net investment income(6)	0.36%(5)	0.38%	0.36%	(0.05)%	0.09%	0.54%
Portfolio Turnover Rate(7)	73%(4)	115%	125%	111%	145%	110%

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$9.71	$8.70	$9.68	$13.17	$8.80	$9.20
Income (Loss) from Operations:
Net investment income(2)	0.03	0.05	0.05	0.01	0.02	0.06
Net realized and unrealized gain (loss)	0.65	1.01	(0.63)	0.50	4.67	0.05
Total Income (Loss) from Operations	0.68	1.06	(0.58)	0.51	4.69	0.11
Less Distributions From:
Net investment income	—	(0.05)	—	—	(0.02)	(0.08)
Net realized gain	—	—	(0.40)	(4.00)	(0.30)	(0.43)
Total Distributions	—	(0.05)	(0.40)	(4.00)	(0.32)	(0.51)
Net Asset Value, End of Period	$10.39	$9.71	$8.70	$9.68	$13.17	$8.80
Total Return(3)	7.00%(4)	12.25%	(5.78)%	1.86%	53.85%	0.69%
Net Assets, End of Period (millions)	$85	$83	$101	$126	$74	$46
Ratios to Average Net Assets:
Gross expenses	0.99%(5)	1.00%	0.98%	0.96%	0.96%	0.97%
Net expenses(6)	0.90%(5)	0.96%	0.97%	0.95%	0.96%	0.94%
Net investment income(6)	0.51%(5)	0.53%	0.51%	0.10%	0.22%	0.66%
Portfolio Turnover Rate(7)	73%(4)	115%	125%	111%	145%	110%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$12.75	$11.72	$13.24	$15.11	$11.30	$10.86
Income (Loss) from Operations:
Net investment income(2)	0.16	0.21	0.12	0.01	0.00*	0.09
Net realized and unrealized gain (loss)	1.08	1.06	(1.33)	(1.22)	3.81	0.44
Total Income (Loss) from Operations	1.24	1.27	(1.21)	(1.21)	3.81	0.53
Less Distributions From:
Net investment income	—	(0.24)	(0.20)	(0.03)	(0.00)*	(0.09)
Net realized gain	—	—	(0.11)	(0.63)	—	—
Total Distributions	—	(0.24)	(0.31)	(0.66)	—	(0.09)
Net Asset Value, End of Period	$13.99	$12.75	$11.72	$13.24	$15.11	$11.30
Total Return(3)	9.73%(4)	10.84%	(9.07)%	(8.36)%	33.76%	4.83%
Net Assets, End of Period (millions)	$2,049	$2,222	$1,840	$2,419	$2,288	$1,884
Ratios to Average Net Assets:
Gross expenses	1.26%(5)	1.25%	1.26%	1.24%	1.24%	1.25%
Net expenses(6)	1.06%(5)	1.05%	1.16%	1.20%	1.23%	1.17%
Net investment income(6)	2.45%(5)	1.73%	1.02%	0.05%	0.02%	0.77%
Portfolio Turnover Rate(7)	77%(4)	69%	66%	48%	38%	27%

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$10.97	$10.11	$11.48	$13.18	$9.86	$9.48
Income (Loss) from Operations:
Net investment income(2)	0.15	0.19	0.12	0.02	0.02	0.06
Net realized and unrealized gain (loss)	0.92	0.92	(1.16)	(1.05)	3.32	0.43
Total Income (Loss) from Operations	1.07	1.11	(1.04)	(1.03)	3.34	0.49
Less Distributions From:
Net investment income	—	(0.25)	(0.22)	(0.04)	(0.02)	(0.11)
Net realized gain	—	—	(0.11)	(0.63)	—	—
Total Distributions	—	(0.25)	(0.33)	(0.67)	(0.02)	(0.11)
Net Asset Value, End of Period	$12.04	$10.97	$10.11	$11.48	$13.18	$9.86
Total Return(3)	9.75%(4)	11.06%	(8.98)%	(8.16)%	33.91%	5.05%
Net Assets, End of Period (millions)	$219	$240	$184	$253	$145	$99
Ratios to Average Net Assets:
Gross expenses	1.11%(5)	1.10%	1.11%	1.09%	1.09%	1.10%
Net expenses(6)	0.91%(5)	0.90%	1.01%	1.05%	1.08%	1.02%
Net investment income(6)	2.60%(5)	1.84%	1.18%	0.13%	0.14%	0.62%
Portfolio Turnover Rate(7)	77%(4)	69%	66%	48%	38%	27%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$11.49	$11.27	$11.91	$10.26	$9.74	$10.20
Income (Loss) from Operations:
Net investment income(2)	0.20	0.34	0.36	0.34	0.34	0.35
Net realized and unrealized gain (loss)	1.28	0.32	(0.47)	1.65	0.63	(0.40)
Total Income (Loss) from Operations	1.48	0.66	(0.11)	1.99	0.97	(0.05)
Less Distributions From:
Net investment income	(0.16)	(0.39)	(0.34)	(0.34)	(0.31)	(0.32)
Net realized gain	—	(0.05)	(0.19)	—	(0.14)	(0.09)
Total Distributions	(0.16)	(0.44)	(0.53)	(0.34)	(0.45)	(0.41)
Net Asset Value, End of Period	$12.81	$11.49	$11.27	$11.91	$10.26	$9.74
Total Return(3)	12.96%(4)	6.09%	(0.83)%	19.68%	10.37%	(0.78)%
Net Assets, End of Period (millions)	$558	$550	$652	$469	$375	$441
Ratios to Average Net Assets:
Gross expenses	1.06%(5)	1.06%	1.04%	1.04%	1.03%	1.03%
Net expenses(6)	0.94%(5)	0.96%	0.94%	0.92%	0.92%	0.88%
Net investment income(6)	3.27%(5)	3.10%	3.10%	2.94%	3.60%	3.31%
Portfolio Turnover Rate(7)	22%(4)	51%	46%	58%	54%	43%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$11.08	$10.89	$11.52	$9.94	$9.44	$9.89
Income (Loss) from Operations:
Net investment income(2)	0.20	0.34	0.36	0.35	0.34	0.36
Net realized and unrealized gain (loss)	1.24	0.30	(0.45)	1.59	0.62	(0.38)
Total Income (Loss) from Operations	1.44	0.64	(0.09)	1.94	0.96	(0.02)
Less Distributions From:
Net investment income	(0.16)	(0.40)	(0.35)	(0.36)	(0.32)	(0.34)
Net realized gain	—	(0.05)	(0.19)	—	(0.14)	(0.09)
Total Distributions	(0.16)	(0.45)	(0.54)	(0.36)	(0.46)	(0.43)
Net Asset Value, End of Period	$12.36	$11.08	$10.89	$11.52	$9.94	$9.44
Total Return(3)	13.13%(4)	6.17%	(0.65)%	19.71%	10.63%	(0.58)%
Net Assets, End of Period (millions)	51	55	60	$44	$24	21
Ratios to Average Net Assets:
Gross expenses	0.91%(5)	0.91%	0.89%	0.89%	0.88%	0.88%
Net expenses(6)	0.79%(5)	0.81%	0.79%	0.77%	0.77%	0.74%
Net investment income(6)	3.44%(5)	3.23%	3.24%	3.09%	3.72%	3.46%
Portfolio Turnover Rate(7)	22%(4)	51%	46%	58%	54%	43%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$8.30	$8.31	$9.52	$10.19	$10.42	$9.83
Income (Loss) from Operations:
Net investment income(2)	0.17	0.26	0.24	0.12	0.20	0.28
Net realized and unrealized gain (loss)	0.24	0.02	(1.21)	(0.38)	(0.20)	0.59
Total Income (Loss) from Operations	0.41	0.28	(0.97)	(0.26)	—	0.87
Less Distributions From:
Net investment income	(0.16)	(0.27)	(0.24)	(0.13)	(0.20)	(0.28)
Net realized gain	—	—	—	(0.28)	(0.03)	—
Return of capital	—	(0.02)	—	—	—	—
Total Distributions	(0.16)	(0.29)	(0.24)	(0.41)	(0.23)	(0.28)
Net Asset Value, End of Period	$8.55	$8.30	$8.31	$9.52	$10.19	$10.42
Total Return(3)	4.99%(4)	3.42%	(10.19)%	(2.72)%	0.05%	8.97%
Net Assets, End of Period (millions)	$1,777	$1,821	$1,793	$2,002	$2,079	$1,896
Ratios to Average Net Assets:
Gross expenses	0.89%(5)	0.88%	0.89%	0.87%	0.87%	0.88%
Net expenses(6)	0.84%(5)	0.80%	0.81%	0.79%	0.78%	0.80%
Net investment income(6)	3.93%(5)	3.14%	2.82%	1.18%	1.91%	2.80%
Portfolio Turnover Rate(7)	86%(4)	181%	198%	240%	204%	43%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$8.54	$8.55	$9.79	$10.46	$10.69	$10.08
Income (Loss) from Operations:
Net investment income(2)	0.18	0.28	0.26	0.14	0.22	0.30
Net realized and unrealized gain (loss)	0.25	0.01	(1.24)	(0.39)	(0.21)	0.61
Total Income (Loss) from Operations	0.43	0.29	(0.98)	(0.25)	0.01	0.91
Less Distributions From:
Net investment income	(0.16)	(0.28)	(0.26)	(0.14)	(0.21)	(0.30)
Net realized gain	—	—	—	(0.28)	(0.03)	—
Return of capital	—	(0.02)	—	—	—	—
Total Distributions	(0.16)	(0.30)	(0.26)	(0.42)	(0.24)	(0.30)
Net Asset Value, End of Period	$8.81	$8.54	$8.55	$9.79	$10.46	$10.69
Total Return(3)	5.16%(4)	3.45%	(10.08)%	(2.50)%	0.17%	9.11%
Net Assets, End of Period (millions)	$186	$192	$170	$202	$121	$99
Ratios to Average Net Assets:
Gross expenses	0.74%(5)	0.73%	0.74%	0.72%	0.72%	0.73%
Net expenses(6)	0.69%(5)	0.65%	0.66%	0.64%	0.63%	0.65%
Net investment income(6)	4.08%(5)	3.28%	2.96%	1.36%	2.05%	2.90%
Portfolio Turnover Rate(7)	86%(4)	181%	198%	240%	204%	43%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$9.30	$9.19	$9.68	$9.73	$9.75	$9.84
Income (Loss) from Operations:
Net investment income(2)	0.26	0.55	0.42	0.30	0.34	0.33
Net realized and unrealized gain (loss)	0.07	0.12	(0.39)	0.03	(0.02)	(0.08)
Total Income from Operations	0.33	0.67	0.03	0.33	0.32	0.25
Less Distributions From:
Net investment income	(0.26)	(0.56)	(0.51)	(0.37)	(0.34)	(0.34)
Net realized gain	—	—	(0.01)	(0.01)	—	—
Total Distributions	(0.26)	(0.56)	(0.52)	(0.38)	(0.34)	(0.34)
Net Asset Value, End of Period	$9.37	$9.30	$9.19	$9.68	$9.73	$9.75
Total Return(3)	3.55%(4)	7.55%	0.37%	3.40%	3.43%	2.59%
Net Assets, End of Period (millions)	$361	$371	$451	$539	$418	$320
Ratios to Average Net Assets:
Gross expenses	0.98%(5)	0.99%	0.96%	0.93%	0.95%	0.96%
Net expenses(6)	0.93%(5)	0.95%	0.94%	0.93%	0.95%	0.94%
Net investment income(6)	5.60%(5)	5.98%	4.51%	3.09%	3.63%	3.30%
Portfolio Turnover Rate(7)	71%(4)	98%	98%	107%	168%	138%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$9.53	$9.40	$9.89	$9.93	$9.94	$10.03
Income (Loss) from Operations:
Net investment income(2)	0.28	0.58	0.44	0.33	0.36	0.34
Net realized and unrealized gain (loss)	0.07	0.12	(0.40)	0.02	(0.02)	(0.07)
Total Income from Operations	0.35	0.70	0.04	0.35	0.34	0.27
Less Distributions From:
Net investment income	(0.25)	(0.57)	(0.52)	(0.38)	(0.35)	(0.36)
Net realized gain	—	—	(0.01)	(0.01)	—	—
Total Distributions	(0.25)	(0.57)	(0.53)	(0.39)	(0.35)	(0.36)
Net Asset Value, End of Period	$9.63	$9.53	$9.40	$9.89	$9.93	$9.94
Total Return(3)	3.71%(4)	7.74%	0.49%	3.56%	3.60%	2.69%
Net Assets, End of Period (millions)	$32	$34	$37	$49	$22	$14
Ratios to Average Net Assets:
Gross expenses	0.83%(5)	0.84%	0.80%	0.78%	0.80%	0.82%
Net expenses(6)	0.78%(5)	0.80%	0.79%	0.78%	0.80%	0.80%
Net investment income(6)	5.75%(5)	6.13%	4.63%	3.28%	3.78%	3.40%
Portfolio Turnover Rate(7)	71%(4)	98%	98%	107%	168%	138%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$9.32	$9.12	$9.76	$10.02	$9.83	$9.82
Income (Loss) from Operations:
Net investment income(2)	0.32	0.58	0.44	0.32	0.40	0.39
Net realized and unrealized gain (loss)	0.08	0.21	(0.65)	(0.17)	0.19	0.02
Total Income (Loss) from Operations	0.40	0.79	(0.21)	0.15	0.59	0.41
Less Distributions From:
Net investment income	(0.31)	(0.59)	(0.43)	(0.41)	(0.40)	(0.40)
Net realized gain	—	—	—	—	—	—
Total Distributions	(0.31)	(0.59)	(0.43)	(0.41)	(0.40)	(0.40)
Net Asset Value, End of Period	$9.41	$9.32	$9.12	$9.76	$10.02	$9.83
Total Return(3)	4.48%(4)	8.98%	(2.09)%	1.49%	6.28%	4.18%
Net Assets, End of Period (millions)	$757	$752	$662	$699	$718	$733
Ratios to Average Net Assets:
Gross expenses(6)	1.15%(5)	1.15%	1.14%	1.19%	1.13%	1.11%
Net expenses(6)(7)	1.02%(5)	1.02%	1.03%	1.08%	1.02%	1.00%
Net investment income(7)	6.73%(5)	6.42%	4.70%	3.17%	4.17%	3.92%
Portfolio Turnover Rate(8)	73%(4)	83%	58%	90%	164%	84%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.05%, 0.04%, 0.09% and 0.05%(annualized) for the period ended August 31, 2024, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021 and for the year ended February 29, 2020, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$9.51	$9.30	$9.94	$10.19	$9.99	$9.98
Income (Loss) from Operations:
Net investment income(2)	0.33	0.61	0.46	0.34	0.42	0.41
Net realized and unrealized gain (loss)	0.10	0.20	(0.66)	(0.17)	0.19	0.01
Total Income (Loss) from Operations	0.43	0.81	(0.20)	0.17	0.61	0.42
Less Distributions From:
Net investment income	(0.32)	(0.60)	(0.44)	(0.42)	(0.41)	(0.41)
Net realized gain	—	—	—	—	—	—
Total Distributions	(0.32)	(0.60)	(0.44)	(0.42)	(0.41)	(0.41)
Net Asset Value, End of Period	$9.62	$9.51	$9.30	$9.94	$10.19	$9.99
Total Return(3)	4.57%(4)	9.06%	(1.91)%	1.67%	6.43%	4.26%
Net Assets, End of Period (millions)	$70	$70	$57	$66	$40	$34
Ratios to Average Net Assets:
Gross expenses(6)	1.00%(5)	1.00%	0.99%	1.04%	0.98%	0.96%
Net expenses(6)(7)	0.87%(5)	0.87%	0.88%	0.93%	0.87%	0.85%
Net investment income(7)	6.88%(5)	6.58%	4.83%	3.30%	4.31%	4.06%
Portfolio Turnover Rate(8)	73%(4)	83%	58%	90%	164%	84%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.05%, 0.04%, 0.09% and 0.05%(annualized) for the period ended August 31, 2024, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021 and for the year ended February 29, 2020, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$9.68	$9.54	$10.07	$10.38	$10.61	$10.11
Income (Loss) from Operations:
Net investment income(2)	0.13	0.25	0.16	0.10	0.13	0.16
Net realized and unrealized gain (loss)	0.04	0.16	(0.50)	(0.26)	(0.13)	0.58
Total Income (Loss) from Operations	0.17	0.41	(0.34)	(0.16)	—	0.74
Less Distributions From:
Net investment income	(0.14)	(0.27)	(0.19)	(0.13)	(0.16)	(0.20)
Net realized gain	—	—	—	(0.02)	(0.07)	(0.04)
Total Distributions	(0.14)	(0.27)	(0.19)	(0.15)	(0.23)	(0.24)
Net Asset Value, End of Period	$9.71	$9.68	$9.54	$10.07	$10.38	$10.61
Total Return(3)	1.83%(4)	4.42%	(3.37)%	(1.53)%	0.00%	7.38%
Net Assets, End of Period (millions)	$775	$812	$819	$887	$884	$878
Ratios to Average Net Assets:
Gross expenses	0.94%(5)	0.94%	0.94%	0.93%	0.93%	0.95%
Net expenses(6)	0.82%(5)	0.78%	0.78%	0.76%	0.77%	0.80%
Net investment income(6)	2.72%(5)	2.59%	1.62%	0.97%	1.26%	1.56%
Portfolio Turnover Rate(7)	24%(4)	58%	48%	41%	38%	38%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$9.71	$9.57	$10.10	$10.40	$10.64	$10.14
Income (Loss) from Operations:
Net investment income(2)	0.14	0.26	0.17	0.12	0.15	0.18
Net realized and unrealized gain (loss)	0.05	0.17	(0.50)	(0.25)	(0.14)	0.57
Total Income (Loss) from Operations	0.19	0.43	(0.33)	(0.13)	0.01	0.75
Less Distributions From:
Net investment income	(0.14)	(0.29)	(0.20)	(0.15)	(0.18)	(0.21)
Net realized gain	—	—	—	(0.02)	(0.07)	(0.04)
Total Distributions	(0.14)	(0.29)	(0.20)	(0.17)	(0.25)	(0.25)
Net Asset Value, End of Period	$9.76	$9.71	$9.57	$10.10	$10.40	$10.64
Total Return(3)	1.95%(4)	4.56%	(3.21)%	(1.29)%	0.05%	7.51%
Net Assets, End of Period (millions)	$48	$49	$44	$45	$26	$19
Ratios to Average Net Assets:
Gross expenses	0.79%(5)	0.79%	0.79%	0.78%	0.78%	0.80%
Net expenses(6)	0.67%(5)	0.63%	0.63%	0.61%	0.62%	0.65%
Net investment income(6)	2.87%(5)	2.74%	1.77%	1.14%	1.40%	1.71%
Portfolio Turnover Rate(7)	24%(4)	58%	48%	41%	38%	38%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$10.45	$10.10	$10.22	$10.57	$9.67	$9.76
Income (Loss) from Operations:
Net investment income(2)	0.26	0.53	0.31	0.10	0.14	0.37
Net realized and unrealized gain (loss)	0.07	0.50	(0.13)	0.03	0.91	(0.02)
Total Income from Operations	0.33	1.03	0.18	0.13	1.05	0.35
Less Distributions From:
Net investment income	(0.19)	(0.68)	(0.27)	(0.22)	(0.15)	(0.41)
Net realized gain	—	—	(0.03)	(0.26)	—	(0.03)
Total Distributions	(0.19)	(0.68)	(0.30)	(0.48)	(0.15)	(0.44)
Net Asset Value, End of Period	$10.59	$10.45	$10.10	$10.22	$10.57	$9.67
Total Return(3)	3.20%(4)	10.51%	1.87%	1.25%	11.09%	3.76%
Net Assets, End of Period (millions)	$659	$739	$851	$1,165	$1,102	$888
Ratios to Average Net Assets:
Gross expenses(6)	1.64%(5)	1.67%	1.75%	1.75%	1.79%	1.73%
Net expenses(6)(7)	1.22%(5)	1.23%	1.30%	1.31%	1.40%	1.34%
Net investment income(7)	5.00%(5)	5.20%	3.13%	0.93%	1.40%	3.86%
Portfolio Turnover Rate(8)	25%(4)	79%	70%	90%	150%	119%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.05%, 0.04%, 0.09% and 0.05% (annualized) for the period ended August 31, 2024, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021 and for the year ended February 29, 2020, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024 and 2020), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022	2021	2020
Net asset value, Beginning of Period	$10.16	$9.85	$9.96	$10.32	$9.44	$9.54
Income (Loss) from Operations:
Net investment income(2)	0.27	0.54	0.32	0.11	0.14	0.35
Net realized and unrealized gain (loss)	0.06	0.47	(0.12)	0.03	0.91	—
Total Income from Operations	0.33	1.01	0.20	0.14	1.05	0.35
Less Distributions From:
Net investment income	(0.19)	(0.70)	(0.28)	(0.24)	(0.17)	(0.42)
Net realized gain	—	—	(0.03)	(0.26)	—	(0.03)
Total Distributions	(0.19)	(0.70)	(0.31)	(0.50)	(0.17)	(0.45)
Net Asset Value, End of Period	$10.30	$10.16	$9.85	$9.96	$10.32	$9.44
Total Return(3)	3.34%(4)	10.50%	2.16%	1.31%	11.29%	3.87%
Net Assets, End of Period (millions)	$61	$67	$72	$108	$60	$41
Ratios to Average Net Assets:
Gross expenses(6)	1.49%(5)	1.52%	1.60%	1.60%	1.64%	1.59%
Net expenses(6)(7)	1.07%(5)	1.08%	1.15%	1.16%	1.25%	1.20%
Net investment income(7)	5.15%(5)	5.36%	3.24%	1.10%	1.52%	3.75%
Portfolio Turnover Rate(8)	25%(4)	79%	70%	90%	150%	119%

(1)
Figures are for the period ended August 31, 2024 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.05%, 0.04%, 0.09% and 0.05% (annualized) for the period ended August 31, 2024, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021 and for the year ended February 29, 2020, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2024(1)	2024	2023	2022(1)
Net asset value, Beginning of Period	$10.48	$8.70	$9.56	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.04	0.03	0.01
Net realized and unrealized gain (loss)	1.01	1.78	(0.85)	(0.44)
Total Income (Loss) from Operations	1.02	1.82	(0.82)	(0.43)
Less Distributions From:
Net investment income	(0.01)	(0.04)	(0.02)	(0.01)
Net realized gain	—	—	(0.02)	—
Total Distributions	(0.01)	(0.04)	(0.04)	(0.01)
Net Asset Value, End of Period	$11.49	$10.48	$8.70	$9.56
Total Return(3)	9.65%(4)	20.91%	(8.56)%	(4.33)(4)
Net Assets, End of Period (millions)	$95	$98	$99	$123
Ratios to Average Net Assets:
Gross expenses	1.18%(5)	1.31%	1.40%	1.40%(5)
Net expenses(6)	1.13%(5)	1.19%	1.29%	1.27%(5)
Net investment income(6)	0.27%(5)	0.47%	0.33%	0.27%(5)
Portfolio Turnover Rate(7)	9%(4)	5%	5%	2%(4)

(1)
Figures are for the period ended August 31, 2024 (unaudited) and for the period from Class inception (October 26, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (concluded)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2024(1)	2024	2023	2022(1)
Net asset value, Beginning of Period	$10.35	$8.60	$9.44	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.06	0.04	0.01
Net realized and unrealized gain (loss)	1.00	1.74	(0.83)	(0.56)
Total Income (Loss) from Operations	1.02	1.80	(0.79)	(0.55)
Less Distributions From:
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)
Net realized gain	—	—	(0.02)	—
Total Distributions	(0.02)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$11.35	$10.35	$8.60	$9.44
Total Return(3)	9.73%(4)	20.95%	(8.33)%	(5.51)(4)
Net Assets, End of Period (millions)	$2	$2	$2	$2
Ratios to Average Net Assets:
Gross expenses	1.03%(5)	1.15%	1.25%	1.22%(5)
Net expenses(6)	0.98%(5)	1.04%	1.14%	1.04%(5)
Net investment income(6)	0.42%(5)	0.63%	0.48%	0.30%(5)
Portfolio Turnover Rate(7)	9%(4)	5%	5%	2%(4)

(1)
Figures are for the period ended August 31, 2024 (unaudited) and for the period from Class inception (December 2, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
August 31, 2024 (unaudited)

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).
Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$88,600,730	$88,600,730	$—	$—
Communications	603,949,875	603,949,875	—	—
Consumer Cyclical	433,997,894	433,997,894	—	—
Consumer Non-cyclical	823,554,007	823,554,007	—	—
Energy	131,717,559	131,717,559	—	—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Financial	$682,347,627	$682,347,627	$—	$—
Industrial	313,503,760	313,503,760	—	—
Technology	1,129,014,805	1,126,730,479	—	2,284,326
Utilities	73,987,118	73,987,118	—	—
Exchange Traded Funds (ETFs)	110,907,152	110,907,152	—	—
Preferred Stocks	4,483,461	—	—	4,483,461
Short-Term Investments:
Time Deposits	55,752,278	—	55,752,278	—
Money Market Fund	14,597,770	14,597,770	—	—
Total Investments, at value	$4,466,414,036	$4,403,893,971	$55,752,278	$6,767,787
Other Financial Instruments – Assets
Futures Contracts	$57,939	$57,939	$—	$—
Total Other Financial Instruments – Assets	$57,939	$57,939	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$34,524,052	$34,524,052	$—	$—
Communications	27,938,345	27,938,345	—	—
Consumer Cyclical	93,321,232	93,321,232	—	—
Consumer Non-cyclical	186,395,659	186,395,520	—	139
Energy	39,695,838	39,695,838	—	—
Financial	176,450,745	176,450,745	—	—
Government	30,974	30,974	—	—
Industrial	180,420,367	180,420,367	—	—
Technology	94,959,070	94,959,070	—	—
Utilities	23,599,542	23,599,542	—	—
Exchange Traded Funds (ETFs)	15,848,505	15,848,505	—	—
REIT	86,665	86,665	—	—
Limited Partnership	48,730	48,730	—	—
Closed-end fund	3,487	3,487	—	—
Warrants	508	508	—	—
Short-Term Investments:
Time Deposits	21,698,816	—	21,698,816	—
Money Market Fund	4,370,474	4,370,474	—	—
Total Investments, at value	$899,393,009	$877,694,054	$21,698,816	$139
Other Financial Instruments – Assets
Futures Contracts	$72,062	$72,062	$—	$—
Total Other Financial Instruments – Assets	$72,062	$72,062	$—	$—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Corporate Bond & Note	$1,334,450	$—	$1,334,450	$—
Common Stocks:
Basic Materials	21,762,986	12,998,761	8,764,225	—
Communications	29,170,084	18,663,859	10,506,225	—
Consumer Cyclical	30,982,351	28,331,901	2,650,450	—
Consumer Non-cyclical	104,767,095	71,487,471	33,279,624	—
Energy	43,809,923	21,539,028	22,270,895	—
Financial	113,173,829	78,228,856	34,944,973	—
Industrial	52,929,816	33,438,003	19,491,813	—
Technology	29,502,182	27,265,717	2,236,465	—
Utilities	57,789,409	45,512,059	12,277,350	—
Exchange Traded Funds (ETFs)	111,301,801	111,301,801	—	—
Short-Term Investments:
Time Deposits	9,097,472	—	9,097,472	—
Money Market Fund	3,852,500	3,852,500	—	—
Total Investments, at value	$609,473,898	$452,619,956	$156,853,942	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(29,435)	$(29,435)	$—	$—
Total Other Financial Instruments – Liabilities	$(29,435)	$(29,435)	$—	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$3,465,657	$3,465,657	$—	$—
Australia	47,241,718	—	47,241,718	—
Austria	2,454,248	—	2,454,248	—
Belgium	5,110,221	—	5,110,221	—
Bermuda	3,626,762	—	3,626,762	—
Brazil	34,317,085	6,002,095	28,314,990	—
Cambodia	17,953	—	17,953	—
Canada	127,614,961	21,550,154	106,064,807	—
Chile	187,988	—	187,988	—
China	52,705,461	18,498,260	34,207,201	—
Denmark	27,719,030	7,937,130	19,781,900	—
Finland	22,208,535	—	22,208,535	—
France	163,489,224	—	163,489,224	—
Germany	152,109,416	—	152,109,416	—
Greece	2,152,533	—	2,152,533	—
Hong Kong	64,866,069	—	64,866,069	—
India	149,499,522	5,233,406	144,266,116	—
Indonesia	15,916,992	—	15,916,992	—
Ireland	29,598,140	5,155,272	24,442,868	—
Israel	5,503,592	1,885,948	3,617,644	—
Italy	61,140,706	1,029,634	60,111,072	—
Japan	345,567,369	—	345,567,369	—
Jersey, Channel Islands	2,538,883	—	2,538,883	—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Jordan	$92,509	$—	$92,509	$—
Lithuania	1,869,266	—	1,869,266	—
Luxembourg	2,926,488	—	2,926,488	—
Macau	129,779	—	129,779	—
Malaysia	1,017,700	—	1,017,700	—
Mexico	4,874,495	—	4,874,495	—
Netherlands	83,822,119	2,722,553	81,099,566	—
New Zealand	1,464,280	—	1,464,280	—
Norway	26,652,175	1,422,078	25,230,097	—
Peru	1,885,338	1,885,338	—	—
Philippines	4,756,281	—	4,756,281	—
Poland	6,474,661	—	6,474,661	—
Portugal	8,144,056	—	8,144,056	—
Russia	737	—	—	737
Saudi Arabia	3,062,566	—	3,062,566	—
Singapore	22,258,851	1,747,018	20,511,833	—
South Africa	7,016,259	817,269	6,198,990	—
South Korea	88,930,272	—	88,930,272	—
Spain	29,549,721	—	29,549,721	—
Sweden	68,240,711	—	68,240,711	—
Switzerland	111,400,504	2,804,648	108,595,856	—
Taiwan	85,598,488	16,174,312	69,424,176	—
Thailand	2,535,682	—	2,535,682	—
Turkey	5,157,337	—	5,157,337	—
United Kingdom	219,597,961	8,189,091	211,208,213	200,657
United States	43,223,560	41,167,237	1,420,888	635,435
Uruguay	10,618,732	10,618,732	—	—
Vietnam	983,916	—	983,916	—
Exchange Traded Funds (ETFs)	53,368,141	53,368,141	—	—
Preferred Stocks:
Germany	9,547,347	—	9,547,347	—
United States	35,549	—	—	35,549
Warrants:
Canada	—*	—	—	—*
United States	933	933	—	—
Short-Term Investments:
Time Deposits	38,003,366	—	38,003,366	—
Money Market Fund	4,461,187	4,461,187	—	—
Total Investments, at value	$2,266,753,032	$216,136,093	$2,049,744,561	$872,378
Other Financial Instruments – Asset
Futures Contracts	$254,708	$254,708	$—	$—
Total Other Financial Instruments – Assets	$254,708	$254,708	$—	$—
Other Financial Instruments – Liabilites
OTC Total Return Swaps	$(1,737,463)	$—	$(1,737,463)	$—
Total Other Financial Instruments – Liabilities	$(1,737,463)	$—	$(1,737,463)	$—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$509,557,489	$—	$509,557,489	$—
U.S. Government Agencies & Obligations	415,013,307	—	415,013,307	—
Corporate Bonds & Notes	393,353,667	—	393,353,667	—
Collateralized Mortgage Obligations	389,710,546	—	389,710,546	—
Asset-Backed Securities	230,080,993	—	230,080,993	—
Senior Loans	12,069,191	—	12,069,191	—
Sovereign Bonds	10,704,980	—	10,704,980	—
Municipal Bonds	2,347,037	—	2,347,037	—
Open-End Fund	30,600,549	30,600,549	—	—
Exchange Traded Fund (ETF)	9,944,499	9,944,499	—	—
Common Stocks	11,556	11,556	—	—
Short-Term Investments:
Time Deposits	64,249,706	—	64,249,706	—
Total Investments, at value	$2,067,643,520	$40,556,604	$2,027,086,916	$—
Other Financial Instruments – Assets
Futures Contracts	$188,189	$188,189	$—	$—
Centrally Cleared Interest Rate Swap	403,035	—	403,035	—
Total Other Financial Instruments – Assets	$591,224	$188,189	$403,035	$—
Other Financial Instruments – Liabilities
Futures Contracts	$(302,288)	$(302,288)	$—	$—
Centrally Cleared Interest Rate Swap	(213,857)	—	(213,857)	—
Forward Sale Commitments	(40,390,363)	—	(40,390,363)	—
Total Other Financial Instruments – Liabilities	$(40,906,508)	$(302,288)	$(40,604,220)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$11,506,366	$—	$11,506,366	$—
Communications	18,950,521	—	18,950,521	—
Consumer Cyclical	20,157,036	—	20,157,036	—
Consumer Non-cyclical	26,073,500	—	18,851,050	7,222,450
Energy	8,675,241	—	8,675,241	—
Financial	17,282,606	—	17,282,606	—
Healthcare	4,250,596	—	—	4,250,596
Industrial	5,138,125	—	5,138,125	—
Technology	9,146,981	—	9,146,981	—
Utilities	2,576,160	—	2,576,160	—
Asset-Backed Securities	44,950,069	—	44,950,069	—
Collateralized Mortgage Obligations	42,194,228	—	42,194,228	—
U.S. Government Agencies & Obligations	25,369,767	—	25,369,767	—
Senior Loans	20,747,974	—	15,238,757	5,509,217
Mortgage-Backed Securities	1,347,646	—	1,347,646	—
Sovereign Bonds	1,133,478	—	1,133,478	—
Exchange Traded Fund (ETF)	64,647,841	64,647,841	—	—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Common Stocks:
Consumer Non-cyclical	$1,056,354	$51,740	$—	$1,004,614
Diversified	7,130,398	7,130,398	—	—*
Financial	615,828	—	—	615,828
Preferred Stocks	5,313,494	5,313,494	—	—
Warrants:
Basic Materials	—*	—	—	—*
Diversified	680	680	—	—
Short-Term Investments:
Commercial Papers	26,372,555	—	26,372,555	—
Corporate Note	440,538	—	—	440,538
Time Deposits	19,931,241	—	19,931,241	—
U.S. Government Obligations	6,266,791	—	6,266,791	—
Money Market Fund	3,960	3,960	—	—
Total Investments, at value	$391,279,974	$77,148,113	$295,088,618	$19,043,243
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$1,735	$—	$1,735	$—
Total Other Financial Instruments – Assets	$1,735	$—	$1,735	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$(202,068)	$—	$(202,068)	$—
Total Other Financial Instruments – Liabilities	$(202,068)	$—	$(202,068)	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$11,326,610	$—	$11,326,610	$—
Bermuda	2,352,754	—	2,352,754	—
Brazil	11,724,143	—	11,724,143	—
Canada	33,924,507	—	33,924,507	—
Cayman Islands	10,019,313	—	10,019,313	—
Chile	12,797,139	—	12,797,139	—
Colombia	14,653,154	—	14,653,154	—
Dominican Republic	207,500	—	207,500	—
France	4,006,207	—	4,006,207	—
Germany	11,197,714	—	11,197,714	—
Guatemala	4,218,357	—	4,218,357	—
India	23,643,805	—	23,643,805	—
Indonesia	27,810,578	—	27,810,578	—
Ireland	468,361	—	468,361	—
Italy	1,009,280	—	1,009,280	—
Japan	10,619,535	—	10,619,535	—
Jersey, Channel Islands	4,032,847	—	4,032,847	—
Liberia	50,071	—	50,071	—
Luxembourg	32,979,815	—	32,979,815	—
Mauritius	3,469,386	—	3,469,386	—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Corporate Bonds & Notes: (continued)
Mexico	$41,635,574	$—	$41,635,574	$—
Netherlands	19,799,921	—	19,799,921	—
Norway	2,884,572	—	2,884,572	—
Panama	3,097,545	—	3,097,545	—
Paraguay	791,675	—	791,675	—
Peru	34,062,701	—	34,062,701	—
Portugal	—*	—	—*	—
Singapore	22,525,992	—	22,525,992	—
South Korea	5,155,724	—	5,155,724	—
Spain	9,502,896	—	9,502,896	—
Sweden	12,446,908	—	12,446,908	—*
Switzerland	1,763,208	—	1,763,208	—
United Kingdom	14,094,391	—	14,094,391	—
United States	246,091,620	—	238,815,970	7,275,650
Senior Loans	69,931,014	—	69,931,014	—
U.S. Government Agency & Obligation	12,282,433	—	12,282,433	—
Collateralized Mortgage Obligations	7,349,091	—	7,349,091	—
Sovereign Bonds	4,719,128	—	4,719,128	—
Preferred Stocks:
Bermuda	1,880,625	1,880,625	—	—
United Kingdom	38,275	38,275	—	—
United States	19,674,300	17,850,560	1,481,958	341,782
Exchange Traded Fund (ETF)	9,470,135	9,470,135	—	—
Common Stocks:
United States	9,105,778	1,925,223	—	7,180,555
Warrants:
Bermuda	—*	—	—	—*
Canada	—*	—	—	—*
Israel	—*	—	—	—*
United States	569	569	—	—
Short-Term Investments:
Commercial Papers	27,833,795	—	27,833,795	—
Corporate Note	649,537	—	—	649,537
Time Deposits	13,413,652	—	13,413,652	—
Money Market Fund	199,583	199,583	—	—
Total Investments, at value	$810,911,718	$31,364,970	$764,099,224	$15,447,524
Other Financial Instruments – Asset
Forward Foreign Currency Contracts	$2,891	$—	$2,891	$—
Total Other Financial Instruments – Assets	$2,891	$—	$2,891	$—
Other Financial Instruments – Liabilites
Options Contracts Written	$(334,442)	$(334,442)	$—	$—
Forward Foreign Currency Contracts	(588,676)	—	(588,676)	—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Corporate Bonds & Notes: (continued)
Short Sales:
U.S. Government Obligation	$(4,111,943)	$—	$(4,111,943)	$—
Corporate Bonds & Notes	(6,281,607)	—	(6,281,607)	—
Total Other Financial Instruments – Liabilities	$(11,316,668)	$(334,442)	$(10,982,226)	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Asset-Backed Securities	$133,596,562	$—	$133,596,562	$—
Collateralized Mortgage Obligations	117,107,463	—	117,107,463	—
Corporate Bonds & Notes	81,100,745	—	81,100,745	—
Senior Loans	14,085,363	—	14,085,363	—
Open-End Funds	129,960,444	129,960,444	—	—
Common Stocks	104,734,338	104,734,338	—	—
Preferred Stock	7,657,998	7,657,998	—	—
Warrants	190,020	190,020	—	—
Short-Term Investments:
Time Deposits	108,703,146	—	108,703,146	—
Money Market Fund	37,640	37,640	—	—
Total Investments, at value	$697,173,719	$242,580,440	$454,593,279	$—
Other Financial Instruments – Assets
OTC Credit Default Swaps	$15,474,858	$—	$15,474,858	$—
Total Other Financial Instruments – Assets	$15,474,858	$—	$15,474,858	$—
Other Financial Instruments – Liabilities
OTC Total Return Swaps	$(1,254,257)	$—	$(1,254,257)	$—
Short Sales:
Corporate Bond & Note	(1,334,835)	—	(1,334,835)	—
Common Stock	(546,912)	(546,912)	—	—
Total Other Financial Instruments – Liabilities	$(3,136,004)	$(546,912)	$(2,589,092)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$757,643,168	$—	$757,643,168	$—
Exchange Traded Fund (ETF)	33,756,278	33,756,278	—	—
Short-Term Investments:
Municipal Bonds	13,271,238	—	13,271,238	—
Time Deposits	23,274,581	—	23,274,581	—
Money Market Fund	7,504,570	7,504,570	—	—
Total Investments, at value	$835,449,835	$41,260,848	$794,188,987	$—
Destinations Shelter Fund
Investments, at value
Common Stocks	$96,202,879	$96,202,879	$—	$—
Purchased Options	569,140	569,140	—	—
Short-Term Investments:
Time Deposit	1,529,025	—	1,529,025	—
Total Investments, at value	$98,301,044	$96,772,019	$1,529,025	$—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund (continued)
Other Financial Instruments – Liabilites
Options Contracts Written	$(477,875)	$(477,875)	$—	$—
Total Other Financial Instruments – Liabilities	$(477,875)	$(477,875)	$—	$—

*
Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 29, 2024 through August 31, 2024:
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans	Warrants	Short Terms	Equity linked Notes
Destinations Large Cap Equity Fund
Balance as of February 29, 2024	$12,879,565	$5,056,418	$—	$7,823,147	$—	$—	$—	$—	$—
Purchases	—	—	—	—	—	—	—	—	—
(Sales/Paydowns)	(5,102,973)	(3,250,779)	—	(1,852,194)	—	—	—	—	—
Total realized gain (loss)	(869,086)	(667,550)	—	(201,536)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(139,719)	1,146,237	—	(1,285,956)	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of August 31, 2024	$6,767,787	$2,284,326	$—	$4,483,461	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2024	$(1,518,877)	$237,762	$—	$(1,756,639)	$—	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund
Balance as of February 29, 2024	$139	$139	$—	$—	$—	$—	$—	$—	$—
Purchases	—	—	—	—	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of August 31, 2024	$139	$139	$—	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2024	$—	$—	$—	$—	$—	$—	$—	$—	$—
Destinations International Equity Fund
Balance as of February 29, 2024	$926,754	$891,469	$—	$34,085	$1,200	$—	$—	$—	$—
Purchases	—	—	—	—	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—	—	—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans	Warrants	Short Terms	Equity linked Notes
Destinations International Equity Fund (continued)
Change in unrealized appreciation (depreciation)	$(54,376)	$(54,640)	$—	$1,464	$(1,200)	$—	$—	$—	$—
Transfers In	—	—	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of August 31, 2024	$872,378	$836,829	$—	$35,549	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2024	$(53,177)	$(54,640)	$—	$1,464	$—	$—	$—	$—	$—
Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2024	$17,699,942	$617,841	$12,718,313	$—	$—	$2,895,327	$—	$1,468,461	$—
Purchases	5,539,309	728,853	4,810,456	—	—	—	—	—	—
(Sales/Paydowns)	(5,598,942)	—	(5,584,283)	—	—	(14,659)	—	—	—
Total realized gain (loss)	48,251	(82)	48,683	—	—	(350)	—	—	—
Change in unrealized appreciation (depreciation)	(1,273,793)	273,829	(520,122)	—	—	423	—	(1,027,923)	—
Transfers In	2,628,476	—	—	—	—	2,628,476	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of August 31, 2024	$19,043,243	$1,620,441	$11,473,047	$—	$—	$5,509,217	$—	$440,538	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2024	$(1,341,871)	$273,776	$(580,038)	$—	$—	$(7,686)	$—	$(1,027,923)	$—
Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2024	16,823,495	3,894,615	10,112,963	491,184	—	159,610	—	2,165,123	—
Purchases	4,500,575	4,003,437	497,138	—	—	—	—	—	—
(Sales/Paydowns)	(3,519,243)	(818,336)	(2,700,907)	—	—	—	—	—	—
Total realized gain (loss)	(781,373)	30,808	(812,181)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,575,930)	70,031	178,637	(149,402)	—	(159,610)	—	(1,515,586)	—
Transfers In	—	—	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of August 31, 2024	$15,447,524	$7,180,555	$7,275,650	$341,782	$—	$—	$—	$649,537	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2024	$(1,423,453)	$368,076	$33,069	$(149,402)	$—	$(159,610)	$—	$(1,515,586)	$—
4. Accounting for Derivative Instruments
Certain Funds use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.
Certain Funds also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.
v.
Variance Swaps. Certain Funds enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2024:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$57,939	$57,939
	$—	$—	$—	$57,939	$57,939
Effect of Derivative Instruments on the Statements of Operations of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$291,685	$291,685
	$—	$—	$—	$291,685	$291,685
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(132,199)	$(132,199)
	$—	$—	$—	$(132,199)	$(132,199)
Destinations Small-Mid Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$72,062	$72,062
	$—	$—	$—	$72,062	$72,062

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$35,095	$35,095
	$—	$—	$—	$35,095	$35,095
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$32,332	$32,332
	$—	$—	$—	$32,332	$32,332
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$254,708	$254,708
	$—	$—	$—	$254,708	$254,708
Liability derivatives
Unrealized depreciation on swap contracts(e)	$—	$—	$—	$1,737,463	$1,737,463
	$—	$—	$—	$1,737,463	$1,737,463
Effect of Derivative Instruments on the Statements of Operations of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$13,536	$13,536
Net realized gain (loss) on options contracts written	—	—	—	28,311	28,311
Net realized gain (loss) on swap contracts	—	—	—	584,866	584,866
	$—	$—	$—	$626,713	$626,713
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$215,673	$215,673
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	28,000	28,000
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	—	(1,477,071)	(1,477,071)
	$—	$—	$—	$(1,233,398)	$(1,233,398)

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Equity Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(f)	$—	$—	$—	$29,435	$29,435
	$—	$—	$—	$29,435	$29,435
Effect of Derivative Instruments on the Statements of Operations of August 31, 2024
Location	Interest rate risk	Foreign exchange risk		Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—		$—	$—	$79,124	$79,124
	$—		$—	$—	$79,124	$79,124
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—		$—	$—	$(27,812)	$(27,812)
	$—	$		$—	$(27,812)	$(27,812)
Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$188,189	$—	$—	$—	$188,189
Unrealized appreciation on swap contracts(d)	403,035	—	—	—	403,035
	$591,224	$—	$—	$—	$591,224
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$302,288	$—	$—	$—	$302,288
Unrealized depreciation on swap contracts(e)	213,857	—	—	—	213,857
	$516,145	$—	$—	$—	$516,145
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$(266,968)	$—	$—	$—	$(266,968)
Net realized gain (loss) on swap contracts	97,790	—	—	—	97,790
	$(169,178)	$—	$—	$—	$(169,178)

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$(11,643)	$—	$—	$—	$(11,643)
Net change in unrealized appreciation (depreciation) on swap contracts	(522,834)	—	—	—	(522,834)
	$(534,477)	$—	$—	$—	$(534,477)

Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(g)	$—	$1,735	$—	$—	$1,735
	$—	$1,735	$—	$—	$1,735
Liability derivatives
Unrealized depreciation on forward foreign currency contracts(h)	$—	$202,068	$—	$—	$202,068
	$—	$202,068	$—	$—	$202,068
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(73,861)	$—	$—	$(73,861)
	$—	$(73,861)	$—	$—	$(73,861)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(123,416)	$—	$—	$(123,416)
	$—	$(123,416)	$—	$—	$(123,416)

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(g)	$—	$2,891	$—	$—	$2,891
	$—	$2,891	$—	$—	$2,891
Liability derivatives
Options contracts written outstanding(f)	$—	$—	$—	$334,442	$334,442
Unrealized depreciation on forward foreign currency contracts(h)	—	588,676	—	—	588,676
	$—	$588,676	$—	$334,442	$923,118
Effect of Derivative Instruments on the Statements of Operations of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$17,954	$17,954
Net realized gain (loss) on forward foreign currency contracts	—	(11,939)	—	—	(11,939)
	$—	$(11,939)	$—	$17,954	$6,015
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(255,635)	$(255,635)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(502,128)	—	—	(502,128)
	$—	$(502,128)	$—	$(255,635)	$(757,763)
Destinations Municipal Fixed Income Fund
Effect of Derivative Instruments on the Statements of Operations of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$3,344	$—	$—	$—	$3,344
	$3,344	$—	$—	$—	$3,344

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$8,085	$—	$—	$—	$8,085
	$8,085	$—	$—	$—	$8,085
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swap contracts(d)	$—	$—	$15,474,858	$—	$15,474,858
	$—	$—	$15,474,858	$—	$15,474,858
Liability derivatives
Unrealized depreciation on swap contracts(e)	$—	$—	$—	$1,254,257	$1,254,257
	$—	$—	$—	$1,254,257	$1,254,257
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$—	$—	$1,393,647	$(531,877)	$861,770
Net realized gain (loss) on options contracts written	—	—	—	133,326	133,326
	$—	$—	$1,393,647	$(398,551)	$995,096
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on swap contracts	$1,663,468	$—	$—	$(1,285,339)	$378,129
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	(116,046)	(116,046)
	$1,663,468	$—	$—	$(1,401,385)	$262,083
Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased option contracts(i)	$—	$—	$—	$569,140	$569,140
	$—	$—	$—	$569,140	$569,140

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(f)	$—	$—	$—	$477,875	$477,875
	$—	$—	$—	$477,875	$477,875

Effect of Derivative Instruments on the Statements of Operations as of August 31, 2024
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(1,616,343)	$(1,616,343)
Net realized gain (loss) on options contracts written	—	—	—	(702,270)	(702,270)
	$—	$—	$—	$(2,318,613)	$(2,318,613)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased option contracts	$—	$—	$—	$94,225	$94,225
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	544,280	544,280
	$—	$—	$—	$638,505	$638,505

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(e)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

(f)
Statements of Assets and Liabilities location: Options contracts written, at value, swaptions contracts written, at value.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(h)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(i)
Statements of Assets and Liabilities location: Investments, at value.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the period ended August 31, 2024 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$1,870,218
Destinations Small-Mid Cap Equity Fund
Average notional amounts
Futures contracts	$1,107,017

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations International Equity Fund
Average notional amounts
Option contracts written	$17,009(a)
Futures contracts	$4,702,012
Swap contracts	$12,707,683
Destinations Equity Income Fund
Average notional amounts
Option contracts written	$16,888
Destinations Core Fixed Income Fund
Average notional amounts
Futures contracts	$99,165,425
Swap contracts	$9,931,429
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$19,453,903
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts written	$128,079
Forward foreign currency contracts	$57,629,034
Destinations Municipal Fixed Income Fund
Average notional amounts
Futures contracts	$707,414(b)
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Swap contracts	$170,866,765
Option contracts written	$17,280(c)
Destinations Shelter Fund
Average notional amounts
Option contracts purchased	$343,198
Option contracts written	$748,572

(a)
Positions were open for two months during the period.

(b)
Positions were open for one month during the period.

(c)
Positions were open for less than one month during the reporting period.

5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).

The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2024.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$14,473,308	$—	$(14,473,308)	$—
Destinations Small-Mid Cap Equity Fund	4,286,549	—	(4,286,549)	—
Destinations International Equity Fund	3,816,020	—	(3,816,020)	—
Destinations Equity Income Fund	3,747,620	—	(3,747,620)	—
Destinations Low Duration Fixed Income Fund	3,869	—	(3,869)	—
Destinations Global Fixed Income Opportunities Fund	196,559	—	(196,559)	—
Destinations Municipal Fixed Income Fund	7,340,634	—	(7,340,634)	—
Destinations Multi Strategy Alternatives Fund	36,476	—	(36,476)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $14,597,770, $4,370,474, $4,461,187, $3,852,500, $3,960, $199,583, $7,504,570 and $37,640, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
The table below represents the disaggregation at August 31, 2024 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of August 31, 2024
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund Securities Lending Transactions
Common Stocks	$14,597,770	$—	$—	$—	$14,597,770
Total Borrowings	$14,597,770	$—	$—	$—	$14,597,770
Gross amount of recognized liabilities for securities lending transactions					$14,597,770
Destinations Small-Mid Cap Equity Fund Securities Lending Transactions
Common Stocks	$4,370,474	$—	$—	$—	$4,370,474
Total Borrowings	$4,370,474	$—	$—	$—	$4,370,474
Gross amount of recognized liabilities for securities lending transactions					$4,370,474
Destinations International Equity Fund Securities Lending Transactions
Common Stocks	$4,461,187	$—	$—	$—	$4,461,187
Total Borrowings	$4,461,187	$—	$—	$—	$4,461,187
Gross amount of recognized liabilities for securities lending transactions					$4,461,187
Destinations Equity Income Fund Securities Lending Transactions
Common Stocks	$3,852,500	$—	$—	$—	$3,852,500
Total Borrowings	$3,852,500	$—	$—	$—	$3,852,500
Gross amount of recognized liabilities for securities lending transactions					$3,852,500
Destinations Low Duration Fixed Income Fund Securities Lending Transactions
Common Stocks	$3,960	$—	$—	$—	$3,960
Total Borrowings	$3,960	$—	$—	$—	$3,960
Gross amount of recognized liabilities for securities lending transactions					$3,960
Destinations Global Fixed Income Opportunities Fund Securities Lending Transactions
Common Stocks	$199,583	$—	$—	$—	$199,583
Total Borrowings	$199,583	$—	$—	$—	$199,583
Gross amount of recognized liabilities for securities lending transactions					$199,583

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of August 31, 2024
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Municipal Fixed Income Fund Securities Lending Transactions
Common Stocks	$7,504,570	$—	$—	$—	$7,504,570
Total Borrowings	$7,504,570	$—	$—	$—	$7,504,570
Gross amount of recognized liabilities for securities lending transactions					$7,504,570
Destinations Multi Strategy Alternatives Fund Securities Lending Transactions
Common Stocks	$37,625	$—	$—	$—	$37,625
Warrants	15	—	—	—	15
Total Borrowings	$37,640	$—	$—	$—	$37,640
Gross amount of recognized liabilities for securities lending transactions . .					$37,640

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations. Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity and Destinations International Equity to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Taxes. The Trust’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Trust may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Trust has reviewed the tax positions for the open tax years as of August 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
As of August 31, 2024, the Funds had no wholly and partially unfunded loans positions.
(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2024 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2024.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund
Swap contracts	$—	$1,737,463
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$1,737,463
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$1,735	$202,068
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,735	$202,068
Destinations Global Fixed Income Opportunities Fund
Forward foreign currency contracts	$2,891	$588,676
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$2,891	$588,676
Destinations Multi Strategy Alternatives Fund
Swap contracts	$15,474,858	$1,254,257
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$15,474,858	$1,254,257
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2024.
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations International Equity Fund
Over-the-counter
Goldman Sachs & Co	$223,915	$—	$—	$223,915
Morgan Stanley Capital Services LLC	$1,513,548	$—	$—	$1,513,548
Total Over-the-counter derivative instruments	$1,737,463	$—	$—	$1,737,463

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co	$1,735	$(1,735)	$—	$—
Total Over-the-counter derivative instruments	$1,735	$(1,735)	$—	$—
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co	$202,068	$(1,735)	$—	$200,333
Total Over-the-counter derivative instruments	$202,068	$(1,735)	$—	$200,333
Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co	$2,891	$(2,891)	$—	$—
Total Over-the-counter derivative instruments	$2,891	$(2,891)	$—	$—
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co	$588,676	$(2,891)	$—	$585,785
Total Over-the-counter derivative instruments	$588,676	$(2,891)	$—	$585,785

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$8,989,192	$(611,761)	$—	$8,377,431
Morgan Stanley Capital Services LLC	$6,485,666	$(642,496)	$—	$5,843,170
Total Over-the-counter derivative instruments	$15,474,858	$(1,254,257)	$—	$14,220,601
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$611,761	$(611,761)	$—	$—
Morgan Stanley Capital Services LLC	$642,496	$(642,496)	$—	$—
Total Over-the-counter derivative instruments	$1,254,257	$(1,254,257)	$—	$—

(a)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(c)
Net amount represents the net amount payable to the counterparty in the event of default.

(d)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)
Net amount represents the net amount receivable from the counterparty in the event of default.

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments. Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

6. Significant Risks and Uncertainties (continued)
result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. In addition, the recent large-scale invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies could negatively impact the Funds’ performance and cause losses on your investment in the Funds.
(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(e)
Global Health Event Risks. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises, including, but not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19. Such health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.17%	0.45%	0.75%
Destinations Small-Mid Cap Equity Fund	0.36%	0.45%	0.90%
Destinations International Equity Fund	0.35%	0.45%	1.00%
Destinations Equity Income Fund	0.23%	0.45%	0.80%
Destinations Core Fixed Income Fund	0.16%	0.45%	0.65%
Destinations Low Duration Fixed Income Fund	0.20%	0.45%	0.70%

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

7. Investment Management Agreement (continued)
Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Global Fixed Income Opportunities Fund	0.27%	0.45%	0.85%
Destinations Municipal Fixed Income Fund	0.13%	0.45%	0.70%
Destinations Multi Strategy Alternatives Fund	0.48%	0.45%	1.35%
Destinations Shelter Fund	0.35%	0.45%	0.85%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. In addition, since March 20, 2017, Brinker Capital has contractually waived a portion of its advisory fee with respect to any Fund in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. At a meeting in December 2023, in connection with an initiative to reduce overall expenses borne by the investors, the Board approved changes to Brinker Capital’s contractual fee waiver such that effective as of April 1, 2024, Brinker Capital will now waive management fees in excess of 0.444% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to each Fund. This adjustment was made to partially offset the effect on Brinker Capital of eliminating other revenues paid to it by investors outside of the Funds. The contractual fee waiver agreement may be amended or terminated only with the consent of the Board of Trustees.
For the period ended August 31, 2024, the amounts waived by the Adviser, which are not recoupable, were as follows:
Fund
Destinations Large Cap Equity Fund	$2,961,390
Destinations Small-Mid Cap Equity Fund	399,158
Destinations International Equity Fund	2,285,777
Destinations Equity Income Fund	353,967
Destinations Core Fixed Income Fund	465,659
Destinations Low Duration Fixed Income Fund	108,073
Destinations Global Fixed Income Opportunities Fund	546,332
Destinations Municipal Fixed Income Fund	499,143
Destinations Multi Strategy Alternatives Fund	1,576,826
Destinations Shelter Fund	24,712
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the period ended, pursuant to these Procedures, each Funds’ total cross trades transactions amounted to none.
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

8. Class Specific Expenses (continued)
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
For the period ended August 31, 2024, class specific expenses were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$2,971,428
Destinations Small-Mid Cap Equity Fund	602,943
Destinations International Equity Fund	1,547,193
Destinations Equity Income Fund	407,801
Destinations Core Fixed Income Fund	1,351,244
Destinations Low Duration Fixed Income Fund	277,373
Destinations Global Fixed Income Opportunities Fund	575,537
Destinations Municipal Fixed Income Fund	598,348
Destinations Multi Strategy Alternatives Fund	515,067
Destinations Shelter Fund	72,244
9. Investments
During the period ended August 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$1,980,356,800	$2,130,549,063	$—	$—
Destinations Small-Mid Cap Equity Fund	631,967,562	644,614,677	—	—
Destinations International Equity Fund	838,769,842	1,204,427,541	—	—
Destinations Equity Income Fund	128,734,309	162,909,249	—	—
Destinations Core Fixed Income Fund	1,444,179,679	1,573,242,913	1,123,153,657	1,160,874,777
Destinations Low Duration Fixed Income Fund	130,583,156	188,607,416	34,112,132	43,479,428
Destinations Global Fixed Income Opportunities Fund	344,286,678	401,784,107	—	—
Destinations Municipal Fixed Income Fund	189,716,704	196,607,037	—	—
Destinations Multi Strategy Alternatives Fund	113,461,271	230,735,599	—	—
Destinations Shelter Fund	7,320,898	20,791,357	—	—
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	265,141,282	273,802,102	235,054,674	249,683,289
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	7,181,410	8,073,896	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	40,594,610	13,240,472	—	—
Destinations Shelter Fund	—	—	—	—

Notes to Financial Statements
August 31, 2024 (unaudited) (continued)

9. Investments (continued)
At August 31, 2024, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,064,513,394	$1,415,534,434	$(13,575,853)	$1,401,958,581
Destinations Small-Mid Cap Equity Fund	711,515,796	201,791,125	(13,841,850)	187,949,275
Destinations International Equity Fund	1,777,429,586	561,776,940	(73,956,865)	487,820,075
Destinations Equity Income Fund	495,303,735	123,559,756	(9,419,028)	114,140,728
Destinations Core Fixed Income Fund	2,138,753,419	35,747,214	(147,172,397)	(111,425,183)
Destinations Low Duration Fixed Income Fund	402,274,025	6,214,630	(17,409,014)	(11,194,384)
Destinations Global Fixed Income Opportunities Fund	805,814,160	20,504,584	(26,720,803)	(6,216,219)
Destinations Municipal Fixed Income Fund	838,571,160	10,786,159	(13,907,484)	(3,121,325)
Destinations Multi Strategy Alternatives Fund	668,104,908	53,163,197	(11,708,220)	41,454,977
Destinations Shelter Fund	71,286,872	28,260,010	(1,723,713)	26,536,297
10. Shares of Beneficial Interest
At August 31, 2024, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2024, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:
	Period ended August 31, 2024		Period ended August 31, 2024		Year ended February 29, 2024		Year ended February 29, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	16,861,480	$270,170,537	4,185,979	$50,286,611	20,808,539	$286,723,049	5,416,970	$56,755,104
Shares issued on reinvestment	—	—	—	—	11,488,243	165,545,592	2,179,876	23,520,862
Shares repurchased	(26,291,849)	(424,065,266)	(5,220,931)	(63,137,954)	(101,613,670)	(1,400,519,989)	(13,800,296)	(145,033,962)
Net Decrease	(9,430,369)	$(153,894,729)	(1,034,952)	$(12,851,343)	(69,316,888)	$(948,251,348)	(6,203,450)	$(64,757,996)
Destinations Small-Mid Cap Equity Fund
Shares sold	5,589,934	$75,234,955	1,042,379	$10,328,906	5,841,027	$68,314,934	1,448,952	$12,587,190
Shares issued on reinvestment	—	—	—	—	161,645	1,997,933	49,274	448,886
Shares repurchased	(6,959,511)	(93,559,051)	(1,377,038)	(13,680,328)	(34,996,708)	(415,794,352)	(4,555,819)	(40,087,120)
Net Decrease	(1,369,577)	$(18,324,096)	(334,659)	$(3,351,422)	(28,994,036)	$(345,481,485)	(3,057,593)	$(27,051,044)
Destinations International Equity Fund
Shares sold	5,141,385	$67,920,581	1,395,229	$15,862,699	53,323,794	$649,062,864	8,028,186	$84,510,718
Shares issued on reinvestment	—	—	—	—	3,316,428	41,455,349	506,191	5,441,557
Shares repurchased	(32,940,328)	(433,609,651)	(5,108,062)	(57,907,033)	(39,395,419)	(481,713,480)	(4,811,192)	(50,854,777)
Net Increase/(Decrease)	(27,798,943)	$(365,689,070)	(3,712,833)	$(42,044,334)	17,244,803	$208,804,733	3,723,185	$39,097,498
Destinations Equity Income Fund
Shares sold	2,344,079	$27,907,274	335,088	$3,845,250	4,510,292	$50,031,989	922,167	$9,872,253
Shares issued on reinvestment	582,105	6,903,429	59,833	684,482	2,103,089	23,306,638	220,054	2,353,688
Shares repurchased	(7,302,800)	(86,961,484)	(1,236,921)	(14,160,367)	(16,519,269)	(184,530,150)	(1,688,014)	(18,181,017)
Net Decrease	(4,376,616)	$(52,150,781)	(842,000)	$(9,630,635)	(9,905,888)	$(111,191,523)	(545,793)	$(5,955,076)
Destinations Core Fixed Income Fund
Shares sold	9,905,868	$82,666,211	1,550,155	$13,318,832	47,840,706	$396,772,982	6,701,055	$57,131,151
Shares issued on reinvestment	4,008,910	33,441,417	411,489	3,534,916	7,863,825	64,729,658	770,888	6,529,609
Shares repurchased	(25,441,015)	(212,526,510)	(3,367,018)	(28,953,601)	(52,136,411)	(430,534,637)	(4,854,695)	(41,242,854)
Net Increase/(Decrease)	(11,526,237)	$(96,418,882)	(1,405,374)	$(12,099,853)	3,568,120	$30,968,003	2,617,248	$22,417,906

Notes to Financial Statements
August 31, 2024 (unaudited) (concluded)

10. Shares of Beneficial Interest (concluded)
	Period ended August 31, 2024		Period ended August 31, 2024		Year ended February 29, 2024		Year ended February 29, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Low Duration Fixed Income Fund
Shares sold	4,019,240	$37,633,081	500,312	$4,805,560	5,769,902	$52,955,710	907,367	$8,530,085
Shares issued on reinvestment	1,059,814	9,903,428	87,337	837,789	2,488,354	22,786,422	213,120	1,997,960
Shares repurchased	(6,372,425)	(59,635,940)	(782,913)	(7,520,998)	(17,525,233)	(160,906,614)	(1,521,165)	(14,300,102)
Net Decrease	(1,293,371)	$(12,099,431)	(195,264)	$(1,877,649)	(9,266,977)	$(85,164,482)	(400,678)	$(3,772,057)
Destinations Global Fixed Income Opportunities Fund
Shares sold	6,589,956	$61,828,187	852,897	$8,159,749	21,946,417	$199,873,987	2,553,889	$23,724,835
Shares issued on reinvestment	2,675,272	24,974,594	242,037	2,306,986	5,194,510	47,157,667	451,462	4,181,788
Shares repurchased	(9,617,828)	(90,014,076)	(1,198,213)	(11,447,112)	(18,956,308)	(172,537,676)	(1,739,290)	(16,169,276)
Net Increase/(Decrease)	(352,600)	$(3,211,295)	(103,279)	$(980,377)	8,184,619	$74,493,978	1,266,061	$11,737,347
Destinations Municipal Fixed Income Fund
Shares sold	3,414,543	$32,996,375	857,137	$8,312,967	15,142,832	$145,154,183	1,903,780	$18,325,767
Shares issued on reinvestment	1,215,196	11,692,885	68,127	658,563	2,471,948	23,570,961	142,485	1,362,933
Shares repurchased	(8,730,552)	(84,288,550)	(1,033,806)	(10,018,008)	(19,513,838)	(186,573,334)	(1,630,232)	(15,646,422)
Net Increase/(Decrease)	(4,100,813)	$(39,599,290)	(108,542)	$(1,046,478)	(1,899,058)	$(17,848,190)	416,033	$4,042,278
Destinations Multi Strategy Alternatives Fund
Shares sold	2,233,060	$23,407,834	472,653	$4,818,707	10,607,512	$108,716,839	1,369,615	$13,692,347
Shares issued on reinvestment	1,158,395	12,016,492	117,440	1,185,378	4,698,355	48,174,921	438,795	4,379,853
Shares repurchased	(11,946,146)	(125,317,390)	(1,227,389)	(12,518,584)	(28,733,243)	(293,670,827)	(2,568,181)	(25,567,149)
Net Decrease	(8,554,691)	$(89,893,064)	(637,296)	$(6,514,499)	(13,427,376)	$(136,779,067)	(759,771)	$(7,494,949)
Destinations Shelter Fund
Shares sold	182,141	$1,968,343	8,988	$96,831	338,589	$3,201,679	26,559	$245,840
Shares issued on reinvestment	8,273	91,168	308	3,352	37,998	361,811	1,071	10,084
Shares repurchased	(1,259,419)	(13,726,612)	(11,515)	(123,102)	(2,471,021)	(23,361,975)	(23,821)	(229,205)
Net Increase/(Decrease)	(1,069,005)	$(11,667,101)	(2,219)	$(22,919)	(2,094,434)	$(19,798,485)	3,809	$26,719

11. Recent Accounting Pronouncements
In June 2022, the FASB issued ASU No.2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
12. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)

Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Orion Portfolio Solutions, LLC (d/b/a Brinker Capital Investments) (formerly known as Brinker Capital Investments) (the “Adviser”), have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which the Adviser selects investments in third-party funds and serves as “manager of managers” for the Funds in that it selects and oversees professional money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between Adviser and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the Investment Company Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued three Orders in 2020 that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from in-person voting requirements. The relief provided by those Orders has not yet been withdrawn by the SEC Staff, and the Trust remains able to rely on that relief under certain circumstances.
Board Considerations of the Sub-Advisory Agreements
During the period covered by this Semi-Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of new Sub-Advisory Agreements. In particular, at a meeting of the Board held on March 5-6, 2024 (the “March Meeting”), the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements (i) for the management of the Destinations International Equity Fund by BAMCO, Inc., Barrow, Hanley, Mewhinney & Strauss, LLC, Causeway Capital Management, LLC, Loomis Sayles & Company, L.P., MFS Investment Management, T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wasatch Advisors, Inc.; (ii) for the management of the Destinations Equity Income Fund by Federated Equity Management Company of Pennsylvania; and (iii) for the management of the Destinations Shelter Fund by Gateway Investment Advisers, LLC (“Gateway”). In addition, at the March Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved a new Sub-Advisory Agreement for the management of the Destinations Small-Mid Cap Equity Fund by Driehaus Capital Management, LLC (“Driehaus”) to replace Driehaus’ Small-Cap Growth strategy with Driehaus’ Small-Mid-Cap Growth strategy.
Further, at a meeting of the Board held on June 4-5, 2024 (the “June Meeting”), the Adviser recommended and the Board, including all of the Independent Trustees, approved new Sub-Advisory Agreements for the management of the Destinations Global Fixed Income Opportunities Fund by GLG Partners, LP (“GLG”) and Numeric Investors, LLC (“Numeric”). In addition, at the June Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory agreements (i) for the management of the Destinations Large Cap Equity Fund by Columbia Management Investment Advisers, LLC, Newton Investment Management North America, LLC, River Road Asset Management LLC, and William Blair Investment Management, LLC; (ii) for the management of the Destinations Equity Income Fund by Neuberger Berman Investment Advisers LLC; and (iii) for the management of the Destinations Shelter Fund by Gateway. The Adviser also recommended and the Board, including all of the Independent Trustees, approved a Delegation Agreement between T. Rowe Price and one of its affiliates for certain services to be provided in connection with T. Rowe Price’s provision of sub-advisory services to a portion of the Destinations International Equity Fund.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers will provide (or will continue to provide) day-to-day management for the portion of the applicable Funds’ assets proposed to be allocated to them. In the context of Sub-Advisory Agreement renewals, the Board also considered information provided by the Adviser during prior meetings, and in the context of the approval of the new Sub-Advisory Agreements, the Board considered certain introductory information that the Adviser had provided during prior meetings regarding the background of GLG and Numeric and the Adviser’s thesis for incorporating their investment strategies for the Destinations Global Fixed Income Opportunities Fund. In doing so, the Trustees requested and received information from the Adviser and the Sub-Advisers that they deemed reasonably necessary for their review of the Sub-Advisory Agreements and to evaluate the relevant performance of the Sub-Adviser, either with respect to the Funds (in the case of renewals) or representative accounts (in the case of the approvals). The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of the Adviser and the Sub-Advisers.
In voting to approve the Sub-Advisory Agreements, the Trustees considered whether the renewal or the approval of the Sub-Advisory Agreements would be in the best interests of the respective Fund and its shareholders, which included an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Sub-Advisory Services Provided
The Board received and considered information regarding the nature, extent and quality of services that will be provided (or will continue to be provided) to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Trustees considered information regarding the process by which the Adviser selected and recommended the Sub-Advisers to the Board for renewal or approval, and the supervisory activities over the Sub-Advisers performed by the Adviser, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets proposed to be allocated to them, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Funds’ assets to be managed by the Sub-Adviser and of other key personnel of the Sub-Adviser. The Board specifically took into account how each Sub-Adviser’s investment processes and capabilities were expected to complement the other Sub-Advisers to the Fund. The Trustees discussed the terms of the Sub-Advisory Agreements and considered the Adviser’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to be provided (or continue to be provided) to the Funds. The Board also reviewed information received from the Adviser and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act and those of the Adviser and of each Sub-Adviser. In the case of the new Sub-Advisory Agreements, the Board considered the reports of the Trust’s Chief Compliance Officer as to the robustness of the Sub-Advisers’ compliance policies and procedures and Codes of Ethics.
The Board discussed with representatives of the Adviser, the portfolio management strategy proposed to be employed (or which would continue to be employed) by each of the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each Sub-Adviser was adequate and appropriate in light of: (i) the Sub-Adviser’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Adviser in managing the portion of the Fund’s assets allocated to them, (iii) how the Sub-Adviser is expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Adviser’s compliance program, and (v) the Adviser’s recommendation to engage the Sub-Adviser.
Performance
The Board received information from management regarding the Sub-Advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and the approval), with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy to be employed by each Sub-Adviser, its portfolio managers’ experience, and the Adviser’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew or approve, as applicable, the Sub-Advisory Agreements.
Sub-Advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the fees payable under the Sub-Advisory Agreements, noting that the fees would be payable by the Adviser to each Sub-Adviser, and, thus, would not impact the fees paid by the Funds. The Board concluded that the proposed fees payable to the Sub-Advisers with respect to the assets to be managed by the Sub-Adviser were reasonable and appropriate. The Board recognized that, because the Sub-Advisers’ fees would be paid by the Adviser , and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Adviser. The Board received and considered a profitability analysis of the Adviser with respect to the addition (i) of GLG as a Sub-Adviser to the Destinations Global Fixed Income Opportunities Fund and (ii) of Numeric as a Sub-Adviser to the Destinations Global Fixed Income Opportunities Fund. The Board also received and considered a profitability analysis of the Adviser with respect to the sub-advisory fees to be paid under the Sub-Advisory Agreements proposed for renewal. The Board then determined that the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the applicable Funds, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by the Adviser to 44.4 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-Adviser’s fees would be paid by the Adviser, and not the Funds, an analysis of economies of scale with respect to the Sub-Advisers was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Adviser. Accordingly, economies of scale with respect to the Sub-Advisers were not materially considered relevant at that time to the Board’s decision to renew or approve, as applicable, the Sub-Advisory Agreements. The Board also concluded that any other benefits that could be expected to accrue to the Sub-Advisers by virtue of their relationship with the Funds, such as reputational gain and increased assets under management, were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to renew and approve, as applicable, the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.

Additional Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Adviser, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses, and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote of the Governance Committee and majority vote of the full Board, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.
The executive officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise noted, the business address of each officer is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Osterweis Capital Management since May 2022, Optimum Fund Trust from 2011 to 2015.
Nicholas Marsini, Jr. Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan 300 SE 2nd Street Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10
Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L., Templeton Global Growth Fund Ltd (Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland), The Dar Group (sub-advisory board), Hammerspace Inc. (sub-advisory board).

INTERESTED TRUSTEES*
Joseph V. Del Raso** Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman Birth Year: 1964	Chair of the Board of Trustees	Since 2018	President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2014 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	10
Commonwealth Financial Network, Advisory Board. May of 2023Board of Directors/
Managers for following entities since 2020 and Vice Chair since February 2022: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc.

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the 1940 Act.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***
Brian Ferko Birth Year: 1971	President & Chief Operating Officer	Since March 2024 and September 2023 respectively	Chief Compliance Officer of Brinker Capital Investments from 2015 to 2023; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.
Kevin Fustos Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Peter Townsend Birth Year: 1977	Secretary, Chief Compliance Officer & Anti Money Laundering Officer	Since January 2017 and March 2024 respectively.	Deputy Funds Chief Compliance Officer of Brinker Capital Investments since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.
Toni Gretsky, IACCP® Birth Year: 1976	Assistant Secretary	Since June 2024	Senior Compliance and Fund Operations Manager of Brinker Capital Investments since 2023; Senior Compliance Associate at Orion Portfolio Solutions from 2020-2023; Compliance Coordinator at Brinker Capital from 2008-2020: Administrative Assistant/Supervisor for Brinker Capital from 2004-2008.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Kylee Beach Birth Year: 1984	Assistant Secretary	Since March 2024	General Counsel and Secretary, Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; Brinker Capital Investments, since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC, since 2014; GT Polaris Holdings Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC, since 2020; Advizr, Inc., since 2019; Orion Portfolio Solutions, LLC, since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology Inc., since 2022; TownSquare Capital, LLC, since 2022; Associate General Counsel, NorthStar Financial Services Group, LLC from 2012 to 2018.
Timothy Holland, CFA Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of TownSquare Capital, LLC, an Orion Company, since 2023; Chief Investment Officer of Brinker Capital Investments from 2020 to 2023; Portfolio Manager of Brinker Capital Investments since 2017; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Rusty Vanneman, CFA, CMT, BFA Birth Year: 1965	Investment Officer	Since June 2023	Chief Investment Officer and Senior Portfolio Manager at Brinker Capital Investments since 2023; Chief Investment Strategist at Brinker Capital Investments from 2020 to 2023; Chief Investment Officer at Brinker Capital Investments from 2019-2020; President at CLS Investments LLC from 2018-2019; Chief Investment Officer at CLS Investments LLC from 2012-2019.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Brian Storey, CFA Birth Year: 1974	Investment Officer	Since June 2022	Deputy Chief Investment Officer — Destinations Portfolios at Brinker Capital Investments since 2023; Senior Portfolio Manager at Brinker Capital Investments since 2022; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021; Portfolio Manager and Senior Research Analyst at First Citizens Bank & Trust from 2010 to 2016.
Patrick Amerson Birth Year: 1994	Investment Officer	Since December 2021	Investment Analyst at Brinker Capital Investments since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.
Andrew Goins, CFA Birth Year: 1984	Investment Officer	Since June 2023	Senior Portfolio Manager at Brinker Capital Investments since 2023; Director of SMA and Mutual Fund Due Diligence at Brinker Capital Investments from 2021 to 2023; Investment Manager at Brinker Capital Investments from 2015 to 2021.

***
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Brinker Capital Destinations Trust
Investment Adviser
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
KPMG LLP
1735 Market Street
Philadelphia, PA 19103
www.kpmg.us
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each Fund’s risk, objectives, fees and expenses, experience of management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_SAR

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

There were no matters submitted to a vote of shareholders during the period covered by this report.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended were effective, as of a date within 90 days of the filing date of this report, based on their evaluations of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended , and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended , that occurred during the Registrant’s last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:

/s/ Brian Ferko
Brian Ferko
President
Date:	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Ferko
Brian Ferko
President
Date:	October 31, 2024
Brinker Capital Destinations Trust
By:

/s/ Kevin Fustos
Kevin Fustos
Chief Financial Officer and Treasurer
Date:	October 31, 2024